UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08495
NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA 19428
(Address of principal executive offices)                                                       (Zip code)
ERIC E. MILLER, Esq.
1200 RIVER ROAD
SUITE 1000
Conshohocken, PA 19428
(Name and address of agent for service)
Registrant’s telephone number, including area code: (484) 530-1300
Date of fiscal year end: 10/31/2007
Date of reporting period: 07/31/2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.
Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Large Cap Value Fund

	Shares	Value
COMMON STOCKS (97.8%)
Aerospace & Defense (1.9%)
L-3 Communications Holdings, Inc.	4,200	$409,752
Northrop Grumman Corp.	5,200	395,720

		805,472

Automobiles (0.5%)
General Motors Corp.	7,000	226,800

		226,800

Beverages (0.7%)
Molson Coors Brewing Co.	3,500	311,290

		311,290

Chemicals (1.8%)
Ashland, Inc.	6,800	415,208
Cytec Industries, Inc.(a)	5,500	368,445

		783,653

Commercial Banks (6.8%)
PNC Bank Corp.	9,400	626,510
U.S. Bancorp	11,500	344,425
Wachovia Corp.	17,500	826,175
Wells Fargo & Co.	31,800	1,073,886

		2,870,996

Commercial Services & Supplies (0.9%)
Manpower, Inc.	4,900	387,345

		387,345

Communications Equipment (0.4%)(a)
ADC Telecommunications, Inc.*	9,500	177,555

		177,555

Computers & Peripherals (1.4%)
International Business Machines Corp.	5,200	575,380

		575,380

Consumer Finance (0.6%)(a)
First Marblehead Corp. (The)	7,400	243,904

		243,904

Containers & Packaging (0.5%)
Sonoco Products Co.	6,300	231,021

		231,021

Distributors (1.0%)
ProLogis Trust	7,400	421,060

		421,060

Diversified Financial Services (12.3%)
Bank of America Corp.	19,818	939,770
CIT Group, Inc.	5,100	210,018
Citigroup, Inc.	24,960	1,162,387
Goldman Sachs Group, Inc.	2,700	508,518
J.P. Morgan Chase & Co.	28,228	1,242,314
Merrill Lynch & Co., Inc.	7,900	586,180
Morgan Stanley	9,100	581,217

		5,230,404

Diversified Telecommunication Services (6.3%)
AT&T, Inc.	43,752	1,713,328
Qwest Communications International, Inc.*	58,500	499,005
Verizon Communications, Inc.	11,100	473,082

		2,685,415

Electric Utilities (3.4%)
American Electric Power Co., Inc.	11,100	482,739
FPL Group, Inc.	10,500	606,165
Mirant Corp.*	9,200	348,036

		1,436,940

Electrical Equipment (0.6%)
Emerson Electric Co.	5,100	240,057

		240,057

Entertainment (1.0%)
Walt Disney Co. (The)	12,900	425,700

		425,700

Food & Staples Retailing (1.3%)
Safeway, Inc.	8,000	254,960
Wal-Mart Stores, Inc.	6,200	284,890

		539,850

Food Products (1.8%)
Archer-Daniels-Midland Co.	11,100	372,960
Campbell Soup Co.	10,700	394,081

		767,041

Health Care Providers & Services (1.7%)
CIGNA Corp.	9,900	511,236
Ventas, Inc.	7,000	228,340

		739,576

Hotels, Restaurants & Leisure (1.1%)
Darden Restaurants, Inc.	5,000	212,850
McDonald’s Corp.	5,100	244,137

		456,987

Household Durables (0.9%)
Whirlpool Corp.	3,700	377,807

		377,807

Household Products (2.0%)
Procter & Gamble Co. (The)	13,700	847,482

		847,482

Industrial Conglomerates (4.4%)
General Electric Co.	42,700	1,655,052
Teleflex, Inc.	2,900	221,647

		1,876,699

Insurance (7.7%)
Allstate Corp.	9,200	488,980
American International Group, Inc.	13,450	863,221
Chubb Corp. (The)	6,400	322,624
Hartford Financial Services Group, Inc. (The)	3,500	321,545
Loews Corp.	9,700	459,780
Philadelphia Consolidated Holding Corp.*(a)	4,400	159,016
Travelers Cos., Inc. (The)	12,800	649,984

		3,265,150

IT Services (0.5%)
Electronic Data Systems Corp.	7,800	210,522

		210,522

Leisure Equipment & Products (1.5%)
Hasbro, Inc.	8,500	238,170
Time Warner, Inc.	21,700	417,942

		656,112

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Large Cap Value Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Machinery (1.3%)
Terex Corp.*	6,200	$534,750

		534,750

Media (1.5%)
Comcast Corp., Class A*	12,400	325,748
News Corp.	15,200	321,024

		646,772

Metals & Mining (1.3%)
Commercial Metals Co.	8,200	252,888
Reliance Steel & Aluminum Co.(a)	5,400	283,716

		536,604

Multi-Utilities (2.5%)
CenterPoint Energy, Inc.	14,600	240,608
Oklahoma Gas & Electric Co.(a)	7,600	251,940
PG&E Corp.	5,500	235,455
Sempra Energy	6,100	321,592

		1,049,595

Multiline Retail (0.6%)
Dillard’s, Inc.	8,800	263,032

		263,032

Oil, Gas & Consumable Fuels (13.6%)
Chevron Corp.	18,600	1,585,836
ConocoPhillips	13,700	1,107,508
Exxon Mobil Corp.	24,900	2,119,737
Marathon Oil Corp.	8,900	491,280
Valero Energy Corp.	6,700	448,967

		5,753,328

Paper & Forest Products (0.7%)
International Paper Co.	7,500	278,025

		278,025

Pharmaceuticals (5.5%)
Johnson & Johnson	4,500	272,250
Merck & Co., Inc.	9,000	446,850
Pfizer, Inc.	53,700	1,262,487
Wyeth	7,000	339,640

		2,321,227

Real Estate Investment Trusts (REITs) (0.5%)(a)
SL Green Realty Corp.	1,600	194,272

		194,272

Semiconductors & Semiconductor Equipment (0.6%)
Applied Materials, Inc.	12,100	266,684

		266,684

Software (0.7%)(a)
FactSet Research Systems, Inc.	4,400	290,356

		290,356

Specialty Retail (0.5%)
Home Depot, Inc. (The)	5,300	197,001

		197,001

Textiles, Apparel & Luxury Goods (0.6%)
V.F. Corp.	2,900	248,791

		248,791

Thrifts & Mortgage Finance (2.5%)
Countrywide Credit Industries, Inc.	7,198	202,768
Fannie Mae	11,700	700,128

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Thrifts & Mortgage Finance (continued)
Washington Mutual, Inc.	4,800	$180,144

		1,083,040

Tobacco (1.1%)
Altria Group, Inc.	7,200	478,584

		478,584

Transportation (0.7%)(a)
YRC Worldwide, Inc.*	9,100	292,292

		292,292

Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.	11,700	240,201

		240,201

Total Common Stocks (Cost $39,284,140)		41,464,772

REPURCHASE AGREEMENTS (2.1%)
Nomura Securities, 5.15% dated 07/31/07, due 08/01/07, repurchase price $883,645, collateralized by U.S. Government Agency Mortgages with a market value of $901,189.	$883,519	883,519
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (5.6%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $2,352,849 collateralized by U.S. Government Agency Mortgages with a market value of $2,399,550	2,352,500	2,352,500

Total Investments (Cost $42,520,159) (b) — 105.5%%		44,700,791

Liabilities in excess of other assets — (5.5)%		(2,312,311)

NET ASSETS — 100.0%		$42,388,480

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2007.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Mid Cap Growth Fund

	Shares	Value
COMMON STOCKS (99.3%)
Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	780	$34,850

		34,850

Auto Components (1.1%)
Gentex Corp.	4,370	86,264

		86,264

Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	700	79,100
TD Ameritrade Holding Corp.*	4,030	68,309

		147,409

Chemicals (1.5%)
Ecolab, Inc.	2,800	117,908

		117,908

Commercial Services & Supplies (3.4%)
American Reprographics Co.*	2,990	74,511
Dun & Bradstreet Corp.	820	80,163
Stericycle, Inc.*	2,200	105,468

		260,142

Communications Equipment (4.5%)
Comverse Technology, Inc.*	4,090	78,814
F5 Networks, Inc.*	1,010	87,557
Foundry Networks, Inc.*	5,020	88,302
NeuStar, Inc.*	3,010	86,808

		341,481

Computers & Peripherals (2.5%)
Logitech International S.A. ADR — CH*	3,010	80,367
Network Appliance, Inc.*	4,010	113,643

		194,010

Construction & Engineering (1.4%)
Aecom Technology Corp.*	4,150	107,693

		107,693

Consumer Goods (1.2%)
Jarden Corp.*	2,455	88,699

		88,699

Containers & Packaging (2.1%)
Ball Corp.	3,130	160,475

		160,475

Diversified Financial Services (5.9%)
CME Group, Inc.	190	104,975
GFI Group, Inc.*	1,620	120,722
Interactive Brokers Group, Inc., Class A*	4,040	98,091
IntercontinentalExchange, Inc.*	830	125,438

		449,226

Electrical Equipment (0.7%)
General Cable Corp.*	700	55,650

		55,650

Electronic Equipment & Instruments (1.2%)
CDW Corp.*	1,120	94,270

		94,270

Energy Equipment & Services (1.4%)
TETRA Technologies, Inc.*	3,770	104,844

		104,844

Health Care Equipment & Supplies (8.1%)
Immucor, Inc.*	3,040	94,726
Intuitive Surgical, Inc.*	790	167,962
ResMed, Inc.*	2,350	101,003
St. Jude Medical, Inc.*	4,590	198,013
Ventana Medical Systems, Inc.*	730	60,838

		622,542

Health Care Providers & Services (5.9%)
Express Scripts, Inc., Class A*	4,680	234,609
Patterson Cos., Inc.*	3,560	127,697
VCA Antech, Inc.*	2,300	90,482

		452,788

Hotels, Restaurants & Leisure (1.1%)
Penn National Casinos & Gambling, Inc.*	1,410	81,075

		81,075

Insurance (2.2%)
Brown & Brown, Inc.	3,800	97,660
W.R. Berkley Corp.	2,385	70,167

		167,827

Internet Software & Services (2.5%)
Akamai Technologies, Inc.*	2,040	69,278
Dealertrack Holdings, Inc.*	3,290	118,638

		187,916

IT Services (4.4%)
Alliance Data Systems Corp.*	980	75,264
Cognizant Technology Solutions Corp.*	860	69,643
Fiserv, Inc.*	1,800	88,956
VeriFone Holdings, Inc.*	2,790	101,584

		335,447

Leisure Equipment & Products (0.4%)
Pool Corp.	960	32,266

		32,266

Life Sciences Tools & Services (3.8%)
Thermo Fisher Scientific, Inc.*	3,360	175,426
Waters Corp.*	1,970	114,772

		290,198

Machinery (4.3%)
Actuant Corp.	1,870	114,032
Graco, Inc.	800	32,832
Harsco Corp.	1,780	93,735
Oshkosh Truck Corp.	1,540	88,165

		328,764

Oil, Gas & Consumable Fuels (6.4%)
EOG Resources, Inc.	1,450	101,645
Patterson-UTI Energy, Inc.	4,500	103,050
World Fuel Services Corp.	2,660	108,767
XTO Energy, Inc.	3,190	173,951

		487,413

Personal Products (1.0%)
Bare Escentuals, Inc.*	2,760	77,860

		77,860

Pharmaceuticals (1.6%)
Barr Pharmaceuticals, Inc.*	2,320	118,830

		118,830

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Mid Cap Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Real Estate Management & Development (1.0%)
CB Richard Ellis Group, Inc., Class A*	2,170	$75,776

		75,776

Road & Rail (1.2%)
J.B. Hunt Transport Services, Inc.	3,200	89,376

		89,376

Semiconductors & Semiconductor Equipment (6.3%)
Altera Corp.	4,360	101,152
Diodes, Inc.*	2,927	77,757
MEMC Electronic Materials, Inc.*	1,480	90,754
Microchip Technology, Inc.	3,240	117,644
Tessera Technologies, Inc.*	2,270	93,365

		480,672

Software (2.4%)
Intuit, Inc.*	3,380	96,803
MICROS Systems, Inc.*	1,700	90,576

		187,379

Specialty Retail (5.9%)
Abercrombie & Fitch Co.	980	68,502
Coach, Inc.*	2,530	115,014
Gamestop Corp.*	2,400	96,840
J Crew Group, Inc.*	1,460	73,438
Office Depot, Inc.*	2,820	70,387
Williams Sonoma, Inc.	910	28,019

		452,200

Textiles, Apparel & Luxury Goods (4.6%)
Crocs, Inc.*	3,060	181,519
Gildan Activewear, Inc. — CA*	2,300	78,729
Iconix Brand Group, Inc.*	4,720	93,362

		353,610

Trading Companies & Distributors (3.5%)
Beacon Roofing Supply, Inc.*	3,750	56,100
Fastenal Co.	2,630	118,534
MSC Industrial Direct Co., Class A	1,860	93,540

		268,174

Wireless Telecommunication Services (3.4%)
Millicom International Cellular S.A. LU*	1,100	88,330
NII Holdings, Inc.*	2,050	172,241

		260,571

Total Common Stocks (Cost $6,586,767)		7,593,605

REPURCHASE AGREEMENTS (0.1%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $6,489. collateralized by U.S. Government Agency Mortgages with a market value of $6,604	$6,474	6,474

Total Investments (Cost $6,593,241) (a) — 99.4%		7,600,079

Other assets in excess of liabilities — 0.6%		49,158

NET ASSETS — 100.0%		$7,649,237

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CA	Canada

CH	Switzerland

LU	Luxembourg
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Small Cap Fund

	Shares	Value
COMMON STOCKS (98.7%)
Aerospace & Defense (2.2%)
AerCap Holdings NV ADR*	235,220	$6,106,311
DRS Technologies, Inc.(a)	84,640	4,431,751
EDO Corp.(a)	315,320	10,421,326
Spirit Aerosystems Holdings, Inc., Class A*	168,250	6,107,475

		27,066,863

Airlines (1.9%)(a)
AirTran Holdings, Inc.*	1,560,510	15,355,418
US Airways Group, Inc.*	248,290	7,699,473

		23,054,891

Beverages (0.7%)
Constellation Brands, Inc.*	228,750	5,016,487
MGP Ingredients, Inc.(a)	253,735	4,123,194

		9,139,681

Biotechnology (0.8%)
ARIAD, Inc.*(a)	265,000	1,163,350
Array BioPharma, Inc.*(a)	160,000	1,608,000
C.V. Therapeutics, Inc.*	75,500	748,205
Exelixis, Inc.*(a)	165,500	1,603,695
Human Genome Sciences, Inc.*(a)	34,520	267,875
Sangamo BioSciences, Inc.*(a)	500,500	4,359,355

		9,750,480

Capital Markets (2.0%)
Highland Distressed Opportunities, Inc.	502,900	5,999,597
Penson Worldwide, Inc.*(a)	285,070	5,031,485
Sanders Morris Harris Group, Inc.(a)	831,000	8,160,420
Thomas Weisel Partners Group, Inc.*	424,472	5,900,161

		25,091,663

Chemicals (0.7%)
Cytec Industries, Inc.	136,970	9,175,620

		9,175,620

Commercial Banks (3.7%)
Bank of the Ozarks, Inc.(a)	136,006	3,842,170
Banner Corp.(a)	63,030	1,929,979
Cadence Financial Corp.(a)	342,723	6,138,169
Cathay General Bancorp, Inc.(a)	220,050	6,735,730
Cullen/Frost Bankers, Inc.(a)	76,750	3,812,173
First Midwest Bancorp, Inc.	163,670	5,383,106
Old National Bancorp	156,630	2,255,472
Provident Bankshares Corp.(a)	85,050	2,440,935
UCBH Holdings, Inc.	265,350	4,362,354
Wintrust Financial Corp.(a)	225,828	8,899,881

		45,799,969

Commercial Services & Supplies (3.4%)(a)
Casella Waste Systems, Inc., Class A*	322,480	3,589,202
Clean Harbors, Inc.*	52,130	2,503,804
LECG Corp.*	671,238	9,377,195
Standard Register Co.	637,540	8,568,538
Volt Information Sciences, Inc.*	1,163,220	18,122,967

		42,161,706

Communications Equipment (5.5%)
Bel Fuse, Inc., Class B(a)	222,760	6,736,262
Black Box Corp.(a)	186,080	7,489,720
C&D Technologies, Inc.*(a)	2,499,539	12,047,778
Finisar Corp.*(a)	1,973,910	7,165,293
Foundry Networks, Inc.*	344,761	6,064,346
Ixia*(a)	454,260	4,251,874
JDS Uniphase Corp.*(a)	436,840	6,259,917
Powerwave Technologies, Inc.*	1,778,461	11,631,135
Tellabs, Inc.*	535,460	6,077,471

		67,723,796

Computers & Peripherals (1.8%)
Brocade Communications Systems, Inc.*	829,860	5,842,215
Celestica, Inc.*(a)	735,154	4,344,760
Intermec, Inc.*	18,480	473,642
Neoware Systems, Inc.*(a)	601,143	9,504,071
Rackable Systems, Inc.*(a)	153,790	1,860,859

		22,025,547

Construction & Engineering (1.9%)
Aecom Technology Corp.*	279,460	7,251,987
KBR, Inc.*	197,550	6,339,380
Sterling Construction Co., Inc.*(a)	523,165	10,238,339

		23,829,706

Consumer Goods (0.2%)(a)
Central Garden & Pet Co.*	218,540	2,674,930

		2,674,930

Distributors (0.2%)(a)
DXP Enterprises, Inc.*	67,976	2,205,141

		2,205,141

Diversified Consumer Services (1.2%)
Corinthian Colleges, Inc.*	456,080	6,143,398
Global Payments, Inc.	243,760	9,116,624

		15,260,022

Diversified Telecommunication Services (1.3%)(a)
Alaska Communications Systems Holdings, Inc.	417,970	6,006,229
Globalstar, Inc.*	924,200	10,101,506

		16,107,735

Electric Utilities (0.4%)(a)
Cleco Corp.	100,000	2,375,000
ITC Holdings Corp.	48,420	2,036,061

		4,411,061

Electrical Equipment (0.5%)(a)
Regal-Beloit Corp.	125,550	6,367,896

		6,367,896

Electronic Equipment & Instruments (3.7%)
Arrow Electronics, Inc.*	85,990	3,286,538
Bell Microproducts, Inc.*(a)	1,558,242	9,785,760
Daktronics, Inc.(a)	253,830	5,396,426
Insight Enterprises, Inc.*(a)	228,010	5,143,905
Tech Data Corp.*	189,900	7,115,553
Technitrol, Inc.(a)	593,205	15,423,330

		46,151,512

Energy Equipment & Services (1.6%)
Atwood Oceanics, Inc.*(a)	8,700	596,820
Hercules Offshore, Inc.*(a)	417,885	12,544,907
Superior Offshore International, Inc.*	44,000	695,640
Superior Well Services, Inc.*	300,541	5,833,501

		19,670,868

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Food & Staples Retailing (2.1%)
B&G Foods, Inc.	497,580	$6,622,790
Great Atlantic & Pacific Tea Co., Inc.*	134,610	3,923,881
Pantry, Inc.*(a)	113,600	3,957,824
Performance Food Group Co.*(a)	164,306	4,709,010
Rite Aid Corp.*(a)	1,133,060	6,243,161

		25,456,666

Food Products (0.3%)
Ralcorp Holding, Inc.*	73,160	3,801,394

		3,801,394

Health Care Equipment & Supplies (2.9%)
Accuray, Inc.*(a)	27,400	518,134
Cutera, Inc.*(a)	19,752	449,160
I-Flow Corp.*	140,000	2,479,400
IDEXX Laboratories, Inc.*	33,431	3,351,792
Immucor, Inc.*(a)	33,742	1,051,401
Insulet Corp.*(a)	156,400	2,192,728
Inverness Medical Innovations, Inc.*(a)	246,661	11,940,859
Iridex Corp.*	817,907	2,527,333
Neurometrix, Inc.(a)	498,891	4,190,684
Northstar Neuroscience, Inc.*(a)	28,800	295,200
Spectranetics Corp.*(a)	182,302	2,371,749
Tomotherapy, Inc.*	88,870	2,408,377
Xtent, Inc.*(a)	217,000	2,020,270

		35,797,087

Health Care Providers & Services (3.8%)
Capital Senior Living Corp.*(a)	94,400	836,384
Five Star Quality Care, Inc.*(a)	1,001,488	7,411,011
Hythiam, Inc.*(a)	2,452,204	18,146,310
LHC Group, Inc.*(a)	354,712	8,591,125
Mds, Inc.	188,300	3,594,647
Nighthawk Radiology Holdings, Inc.*(a)	130,700	2,696,341
Skilled Healthcare Group, Inc.*	210,600	2,925,234
Sun Healthcare Group, Inc.*(a)	191,370	2,587,322

		46,788,374

Hotels, Restaurants & Leisure (3.3%)
Great Wolf Resorts, Inc.*(a)	1,018,898	13,510,588
Isle of Capri Casinos, Inc.*(a)	51,100	1,095,584
P.F. Chang’s China Bistro, Inc.*	137,170	4,490,946
Panera Bread Co.*(a)	115,010	4,674,006
RARE Hospitality International, Inc.*(a)	369,740	9,894,243
Scientific Games Corp.*(a)	67,530	2,316,954
Shuffle Master, Inc.*(a)	373,591	5,428,277

		41,410,598

Household Durables (2.8%)
Hovnanian Enterprises, Inc.*(a)	223,420	2,958,081
Kimball International, Inc., Class B	845,100	11,045,457
Meritage Corp.*(a)	251,810	4,910,295
Standard Pacific Corp.(a)	558,070	8,265,017
Syntax-Brillian Corp.*	1,144,270	7,575,067

		34,753,917

Independent Finance (0.6%)
Kkr Financial Holdings LLC	353,780	7,337,397

		7,337,397

Insurance (3.3%)
Brown & Brown, Inc.	261,524	6,721,167
First Mercury Financial Corp.*(a)	368,000	7,279,040
Hanover Insurance Group, Inc.	239,420	10,508,144
IPC Holdings Ltd.(a)	265,780	6,594,002
Safety Insurance Group, Inc.(a)	165,540	5,512,482
Security Capital Assurance Ltd.	168,240	3,899,803

		40,514,638

Internet & Catalog Retail (0.3%)
dELiA*s, Inc.*	525,900	3,712,854

		3,712,854

Internet Software & Services (1.8%)
Ariba, Inc.*(a)	865,480	7,226,758
EarthLink, Inc.*	987,380	6,862,291
SonicWALL, Inc.*(a)	907,790	8,024,864

		22,113,913

IT Services (3.1%)(a)
CACI International, Inc., Class A*	145,409	6,461,976
CheckFree Corp.*	417,660	15,386,594
Euronet Worldwide, Inc.*	649,540	16,504,812

		38,353,382

Life Sciences Tools & Services (0.9%)
Covance, Inc.*	28,415	2,005,247
Kendle International, Inc.*(a)	106,900	3,949,955
Pharmaceutical Product Development, Inc.	158,508	5,310,018

		11,265,220

Machinery (1.6%)
Dynamic Materials Corp.(a)	133,510	5,616,766
Freightcar America, Inc.	125,230	5,919,622
Trimas Corp.*	754,870	8,869,722

		20,406,110

Manufacturing (0.4%)
Carpenter Technology Corp.	44,050	5,228,294

		5,228,294

Media (1.9%)
Cinemark Holdings, Inc.*(a)	578,240	9,454,224
GateHouse Media, Inc.(a)	264,570	4,495,044
Mcclatchy Co.(a)	167,990	4,102,316
R.H. Donnelley Corp.*	77,700	4,858,581
Salem Communications Corp., Class A*(a)	42,540	361,165

		23,271,330

Metals & Mining (2.1%)
A.M. Castle & Co.(a)	161,878	5,345,212
Arch Coal, Inc.(a)	5,016	149,928
Claymont Steel Holdings, Inc.*(a)	65,846	1,312,311
Grupo Simec, SA de C.V. ADR — MX*	396,120	4,694,022
Olympic Steel, Inc.(a)	235,750	6,193,152
Royal Gold, Inc.(a)	329,240	8,125,643

		25,820,268

Multi-Utilities (0.5%)
CMS Energy Corp.	409,681	6,620,445

		6,620,445

Multiline Retail (1.2%)(a)
99 Cents Only Stores*	357,770	4,354,061
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Multiline Retail(a) (continued)
Fred’s, Inc.	898,800	$10,668,756

		15,022,817

Oil, Gas & Consumable Fuels (4.4%)
Aurora Oil & Gas Corp.*(a)	3,469,868	6,800,941
Cabot Oil & Gas Corp.	195,196	6,675,703
Cheniere Energy Partners LP	64,600	1,200,914
Delta Petroleum Corp.*(a)	43,100	715,460
Energy Partners Ltd.*	124,100	1,985,600
Evergreen Energy, Inc.*(a)	1,141,665	4,189,911
EXCO Resources, Inc.*(a)	22,150	386,739
Gastar Exploration Ltd.*(a)	261,600	465,648
Geomet, Inc.*(a)	564,042	3,412,454
Gulfport Energy Corp.*(a)	270,270	5,137,833
Ivanhoe Energy, Inc.*	233,800	458,248
Kodiak Oil & Gas Corp. ADR — CA*(a)	260,844	1,199,882
Parallel Petroleum Corp.*(a)	122,778	2,500,988
Penn Virginia Corp.	27,230	1,053,801
Petrohawk Energy Corp.*(a)	56,200	842,438
RAM Energy Resources, Inc.*(a)	2,094,588	10,493,886
Swift Energy Co.*(a)	56,832	2,429,000
Transglobe Energy Corp.*	203,407	923,468
W&T Offshore, Inc.(a)	35,722	836,609
Warren Resources, Inc.*	229,607	2,498,124

		54,207,647

Personal Products (0.8%)
Physicians Formula Holdings, Inc.*	671,920	10,045,204

		10,045,204

Pharmaceuticals (1.2%)
Acadia Pharmaceuticals, Inc.*(a)	552,890	7,762,575
Adolor Corp.*(a)	98,276	353,794
Alnylam Pharmaceuticals, Inc.*(a)	9,764	235,410
Molecular Insight Pharmaceuticals, Inc.*(a)	367,200	2,974,320
Momenta Pharmaceuticals, Inc.*(a)	289,154	2,810,577
Poniard Pharmaceuticals, Inc.*	86,290	500,482

		14,637,158

Real Estate Investment Trusts (REITs) (5.0%)
Ashford Hospitality Trust	1,019,720	10,421,538
CBL & Associates Properties, Inc.(a)	165,020	5,262,488
CBRE Realty Finance, Inc.(a)	672,330	6,232,499
Deerfield Triarc Capital Corp.(a)	1,180,431	12,949,328
First Industrial Realty Trust	215,940	8,359,037
HFF, Inc., Class A*(a)	387,050	4,853,607
Mack-Cali Realty Corp.	142,310	5,493,166
Quadra Realty Trust, Inc.*(a)	999,580	8,866,275

		62,437,938

Road & Rail (1.7%)
Celadon Group, Inc.*	458,338	6,902,570
Old Dominion Freight Line, Inc.*(a)	481,450	13,894,647

		20,797,217

Semiconductors & Semiconductor Equipment (4.2%)
Applied Micro Circuits Corp.*(a)	2,232,670	6,519,396
DSP Group, Inc.*(a)	321,661	5,731,999
LSI Logic Corp.*(a)	1,142,080	8,222,976
Microsemi*(a)	176,890	4,123,306
Qimonda AG ADR — DE*(a)	247,960	3,669,808
RF Micro Devices, Inc.*(a)	1,839,872	12,768,712

	Shares	Value
COMMON STOCKS (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.*(a)	145,016	$5,050,907
Spansion, Inc., Class A*	552,250	5,859,373

		51,946,477

Service Companies (0.4%)(a)
Brookdale Senior Living, Inc.	126,550	5,063,265

		5,063,265

Software (3.5%)
Borland Software Corp.*	1,742,530	9,252,834
Corel Corp. ADR — CA*(a)	500,865	6,521,262
Parametric Technology Corp.*(a)	651,155	11,479,863
Quest Software, Inc.*	633,410	9,374,468
Tibco Software, Inc.*	769,860	6,258,962

		42,887,389

Specialty Retail (3.3%)
Build-A-Bear-Workshop, Inc.*	296,520	5,930,400
Charlotte Russe Holding, Inc.*	175,180	3,112,949
Circuit City Stores, Inc.	1,129,100	13,436,290
Group 1 Automotive, Inc.(a)	376,010	14,107,895
Hot Topic, Inc.*(a)	438,271	3,944,439

		40,531,973

Textiles, Apparel & Luxury Goods (0.4%)(a)
Heelys, Inc.*	247,460	5,419,374

		5,419,374

Thrifts & Mortgage Finance (2.1%)
Franklin Bank Corp.*(a)	267,152	2,866,541
NewAlliance Bancshares, Inc.	224,200	3,028,942
PMI Group, Inc.	96,037	3,271,981
Triad Guaranty, Inc.*(a)	338,000	9,318,660
TrustCo Bank Corp.(a)	587,390	5,450,979
Westfield Financial, Inc.(a)	193,810	1,763,671

		25,700,774

Trading Companies & Distributors (1.6%)
H&E Equipment Services, Inc.*(a)	450,030	12,227,315
WESCO International, Inc.*	132,170	7,077,704

		19,305,019

Transportation (2.5%)
Genesis Lease Ltd. ADR — IE	847,861	21,798,506
Uti Worldwide, Inc.(a)	360,070	9,048,559

		30,847,065

Transportation Infrastructure (0.6%)(a)
Aegean Marine Petroleum Network, Inc.	372,350	7,800,732

		7,800,732

Wireless Telecommunication Services (0.4%)(a)
Switch & Data, Inc.*	342,230	5,407,234

		5,407,234

Total Common Stocks (Cost $1,337,348,236)		1,222,378,257

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Fund

	Principal Amount	Value
REPURCHASE AGREEMENTS (1.7%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $20,954,091, collateralized by U.S. Government Agency Mortgages with a market value of $21,370,115	$20,951,093	$20,951,093
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (34.4%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $426,269,567, collateralized by U.S. Government Agency Mortgages with a market value of $434,731,356	426,207,212	426,207,212

Total Investments (Cost $1,784,506,541) (b) — 134.8%		1,669,536,562

Liabilities in excess of other assets — (34.8)%		(430,756,688)

NET ASSETS — 100.0%		$1,238,779,874

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2007.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CA	Canada

DE	Germany

IE	Ireland

MX	Mexico
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Value Opportunities Fund

	Shares	Value
COMMON STOCKS (96.0%)
Aerospace & Defense (1.1%)
Teledyne Technologies, Inc.*	3,400	$150,858

		150,858

Airlines (1.3%)
Republic Airways Holdings, Inc.*	9,200	177,468

		177,468

Auto Components (1.9%)
Cooper Tire & Rubber Co.	4,000	91,960
LKQ Corp.*(a)	6,100	173,423

		265,383

Biotechnology (1.0%)(a)
Bio-Reference Laboratories, Inc.*	5,700	145,806

		145,806

Capital Markets (2.1%)
Hercules Technology Growth Capital, Inc.	14,900	182,823
Thomas Weisel Partners Group, Inc.*(a)	7,500	104,250

		287,073

Chemicals (5.0%)
Airgas, Inc.	3,100	144,770
Chemtura Corp.	11,600	120,988
Hercules, Inc.*	8,700	180,612
Landec Corp.*(a)	10,400	119,704
O.M. Group, Inc.*	2,600	125,944

		692,018

Commercial Banks (7.1%)
Banner Corp.	4,700	143,914
First Community Bancorp(a)	3,500	175,770
First Midwest Bancorp, Inc.(a)	4,000	131,560
Greene County Bancshares, Inc.	5,900	195,054
Security Bank Corp.	4,516	63,856
SVB Financial Group*(a)	2,700	142,236
UCBH Holdings, Inc.(a)	8,200	134,808

		987,198

Communications Equipment (6.2%)
ADC Telecommunications, Inc.*	6,700	125,223
Foundry Networks, Inc.*	8,900	156,551
Harmonic, Inc.*	18,800	166,756
NeuStar, Inc.*(a)	6,000	173,040
Ntelos Holding Corp.	4,480	120,064
Polycom, Inc.*	4,100	126,977

		868,611

Computers & Peripherals (2.7%)
Brocade Communications Systems, Inc.*	15,300	107,712
Hutchinson Technology, Inc.*	6,400	128,384
Intermec, Inc.*(a)	5,500	140,965

		377,061

Construction & Engineering (1.4%)
The Shaw Group, Inc.*	3,600	191,592

		191,592

Consumer Finance (0.7%)
Advanta Corp., Class B	4,063	104,256

		104,256

Consumer Goods (1.6%)
Armstrong World Industries, Inc.*	3,000	129,960
CEC Entertainment, Inc.*	3,400	100,334

		230,294

Containers & Packaging (1.5%)
AptarGroup, Inc.	3,100	112,840
Silgan Holdings, Inc.	1,910	98,594

		211,434

Distributors (1.9%)
DXP Enterprises, Inc.*	3,270	106,079
Potlatch Corp.	3,500	152,915

		258,994

Diversified Consumer Services (0.8%)(a)
Stewart Enterprises, Inc., Class A	15,500	108,655

		108,655

Electric Utilities (2.7%)
Allete, Inc.(a)	5,100	223,584
ITC Holdings Corp.	3,700	155,585

		379,169

Electrical Equipment (1.0%)
Baldor Electric Co.	3,200	146,048

		146,048

Electronic Equipment & Instruments (2.6%)
Cognex Corp.	6,500	136,695
Kemet Corp.*	12,400	87,296
TTM Technologies, Inc.*	10,600	138,224

		362,215

Energy Equipment & Services (1.4%)
Superior Well Services, Inc.*(a)	4,880	94,721
Unit Corp.*	1,900	104,614

		199,335

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club, Inc.*	3,100	105,276
Casey’s General Stores, Inc.	2,800	69,804

		175,080

Food Products (1.4%)
Lancaster Colony Corp.	1,900	73,568
Pilgrim’s Pride Corp.(a)	3,500	117,880

		191,448

Gas Utilities (1.0%)
WGL Holdings, Inc.	4,500	134,730

		134,730

Health Care Providers & Services (4.1%)
Animal Health International, Inc.*	10,080	113,501
InVentiv Health, Inc.*	6,000	212,880
Option Care, Inc.	7,800	151,242
Psychiatric Solutions, Inc.*	2,700	92,043

		569,666

Hotels, Restaurants & Leisure (1.3%)
Denny’s Corp.*	19,000	76,000
Vail Resorts, Inc.*(a)	2,000	107,100

		183,100

Household Durables (1.6%)
Champion Enterprises, Inc.*(a)	8,800	103,136
Tupperware Corp.	4,700	122,247

		225,383

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Value Opportunities Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Industrial Conglomerates (1.4%)
Carlisle Cos., Inc.	4,200	$190,176

		190,176

Insurance (4.3%)
Amerisafe, Inc.*	10,250	171,995
Meadowbrook Insurance Group, Inc.*	17,460	156,791
Navigators Group, Inc. (The)*	3,000	156,930
Tower Group, Inc.	4,440	117,660

		603,376

Internet & Catalog Retail (1.2%)(a)
Priceline.com, Inc.*	2,600	165,880

		165,880

Internet Software & Services (0.7%)
Digital River, Inc.*	2,300	103,523

		103,523

Leisure Equipment & Products (0.6%)
K2, Inc.*	5,900	86,199

		86,199

Machinery (1.0%)(a)
Freightcar America, Inc.	2,900	137,083

		137,083

Metals & Mining (2.6%)
Haynes International, Inc.*	1,400	125,734
Metal Management, Inc.	2,600	109,226
RTI International Metals, Inc.*	1,600	126,784

		361,744

Oil, Gas & Consumable Fuels (3.4%)
Grey Wolf, Inc.*	15,000	111,150
Kodiak Oil & Gas Corp. ADR — CA*	20,720	95,312
Rex Energy Corp.*	11,500	119,025
Swift Energy Co.*	3,500	149,590

		475,077

Pharmaceuticals (3.2%)
K-V Pharmaceutical Co.*	5,300	144,902
Medicis Pharmaceutical Corp.(a)	6,000	171,180
Omrix Biopharmaceuticals, Inc.*	4,500	129,060

		445,142

Real Estate Investment Trusts (REITs) (6.4%)
Biomed Realty Trust, Inc.	7,300	159,432
BRT Realty Trust	6,300	126,189
Cogdell Spencer, Inc.	10,600	183,380
Corporate Office Properties Trust	4,000	150,760
First Industrial Realty Trust(a)	4,800	185,808
RAIT Financial Trust(a)	8,160	84,538

		890,107

Real Estate Management & Development (1.0%)
Meruelo Maddux Properties, Inc.*	22,800	146,148

		146,148

Semiconductors & Semiconductor Equipment (4.0%)
Cirrus Logic, Inc.*	12,400	90,272
GSI Technology, Inc.*	10,230	48,899
Mattson Technology, Inc.*	18,200	181,272
On Semiconductor Corp.*	12,300	145,386
Trident Microsystems, Inc.*	6,500	98,865

		564,694

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Software (2.9%)
Aspen Technology, Inc.*	9,900	$122,760
Epicor Software Corp.*	10,900	142,354
THQ, Inc.*	4,900	140,924

		406,038

Specialty Retail (3.7%)
Aeropostale, Inc.*	2,100	79,968
Dress Barn, Inc.*	6,000	109,140
Pacific Sunwear of California, Inc.*	5,400	97,308
Sonic Automotive, Inc.(a)	3,800	104,120
Tween Brands, Inc.*	3,200	122,432

		512,968

Textiles, Apparel & Luxury Goods (1.7%)
Quiksilver, Inc.*(a)	8,800	112,904
Warnaco Group, Inc. (The)*	3,500	126,385

		239,289

Trading Companies & Distributors (2.4%)
Houston Wire & Cable Co.*	6,200	159,774
Watsco, Inc.(a)	3,500	174,685

		334,459

Wireless Telecommunication Services (0.8%)(a)
Clearwire Corp.*	3,700	105,561

		105,561

Total Common Stocks (Cost $13,890,657)		13,390,339

REPURCHASE AGREEMENTS (2.7%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $371,998, collateralized by U.S. Government Agency Mortgages with a market value of $379,384	$371,945	371,945

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (21.4%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $2,977,895, collateralized by U.S. Government Agency Mortgages with a market value of $3,037,008	2,977,459	2,977,459

Total Investments (Cost $17,240,060) (b) — 120.1%		16,739,743

Liabilities in excess of other assets — (20.1)%		(2,799,367)

NET ASSETS — 100.0%		$13,940,376

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2007.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CA	Canada
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Bond Fund

	Principal Amount	Value
ASSET-BACKED SECURITIES (9.8%)
American Home Mortgage Investment Trust, 4.82%, 10/25/34(a)	$1,000,000	$976,388
Chase Funding Mortgage Loan, 6.24%, 01/25/13	1,037,137	1,042,911
Countrywide Home Loans, Class A7, 5.50%, 08/25/35	1,000,000	984,130
Embarcadero Aircraft Securitization Trust, 5.80%, 08/15/25(a)(c)	137,180	131,693
Enterprise Mortgage Acceptance Co., 6.63%, 01/15/25(c)	471,943	467,604
Master Alternative Loans Trust, 5.50%, 12/25/35	1,000,000	970,261
Opteum Mortgage Acceptance Corp., 5.68%, 12/25/35	1,000,000	992,761
Residential Asset Mortgage Products, Inc., Series 2002-RSI-AI5, 5.91%, 01/25/32	717,385	714,608
Residential Funding Securities Corp., Series 2003-RM2-AI3, 4.50%, 05/25/33	1,000,000	965,555
Salomon Smith Barney Recreational Vehicle Trust, 6.30%, 04/15/16	727,751	727,033
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34	983,526	957,537

Total Asset-Backed Securities (Cost $8,821,689)		8,930,481

COMMERCIAL MORTGAGE BACKED SECURITIES (12.7%)
ABN Amro Mortgage Corp., Class A23, 5.50%, 06/25/33	1,000,000	980,741
Banc of America Commercial Mortgage Inc., 5.66%, 04/10/49(a)	1,000,000	994,859
Commercial Mortgage, Series 2001-J1A, Class B, 6.61%, 02/16/34(c)	1,000,000	1,031,591
Heller Financial Commercial Mortgage Asset, 6.85%, 05/15/31	1,734,056	1,755,901
JP Morgan Chase Commercial Mortgage Securities, 6.26%, 03/15/33	1,956,860	1,993,802
LB Commercial Conduit Mortgage Trust, 6.12%, 07/15/44(a)	1,000,000	1,003,125
LB-UBS Commercial Mortgage Trust, 5.48%, 11/15/30(a)	1,000,000	994,628
Merrill Lynch Mortgage Investors, Inc., 7.56%, 11/15/31	1,742,361	1,792,955
Nomura Asset Securities Corp., Series 1998-D6, 6.69%, 03/15/30	1,000,000	1,039,124

Total Commercial Mortgage Backed Securities (Cost $11,538,392)		11,586,726

CORPORATE BONDS (42.3%)
Automobiles (1.2%)
DaimlerChrysler AG, 7.30%, 01/15/12	1,000,000	1,058,852
Banks (3.3%)
Household Finance Corp., 6.38%, 10/15/11	1,000,000	1,008,777
Rabobank Cap III, 5.25%, 12/29/49(c)	1,000,000	936,729
Regions Financial Corp., 7.00%, 03/01/11	1,000,000	1,053,411
		2,998,917

Biotechnology (1.1%)(b)
Amgen, Inc., 5.85%, 06/01/17	1,000,000	983,792
Consumer Goods (4.1%)
Bard (C.R.), Inc., 6.70%, 12/01/26	1,000,000	1,042,317
Herman Miller, Inc., 7.13%, 03/15/11	1,000,000	1,038,225
Whitman Corp., 7.29%, 09/15/26	1,500,000	1,700,433
		3,780,975

Electric Power (1.9%)
Pacific Gas & Electric, 6.05%, 03/01/34	750,000	728,173
Southwestern Electric Power Co., 7.00%, 09/01/07	1,000,000	1,001,065
		1,729,238

Energy Company (1.1%)
Energy Transfer Partners, 5.65%, 08/01/12	1,000,000	980,863

Manufacturing (8.5%)
Caterpillar, Inc., 9.38%, 08/15/11	500,000	568,059
Chemtura Corp., 6.88%, 06/01/16	1,000,000	922,500
Cisco Systems, Inc., 5.50%, 02/22/16	1,000,000	981,936
Clark Equipment Co., 8.00%, 05/01/23	1,000,000	1,143,621
Digital Equipment Corp., 7.75%, 04/01/23	825,000	900,502
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,231,811
Stora Enso Oyj, 7.25%, 04/15/36(c)	1,000,000	984,896
Vale Overseas Ltd., 6.25%, 01/23/17	1,000,000	989,860
		7,723,185

Other Financial (11.0%)
AMBAC, Inc., 9.38%, 08/01/11	1,000,000	1,123,942
Baxter Finco BV, 4.75%, 10/15/10	1,000,000	983,642
Ford Motor Credit Co., 7.38%, 02/01/11	500,000	467,264
General Motors Acceptance Corp., 6.75%, 12/01/14(d)	500,000	449,383
John Deere Capital Corp., 4.50%, 08/25/08	1,000,000	989,862
Nissan Motor Acceptance, 4.63%, 03/08/10(c)	1,000,000	976,302
Ohio Casualty Corp., 7.30%, 06/15/14	1,000,000	1,066,906
Oil Insurance Ltd., 7.56%, 12/29/49(c)	1,000,000	1,031,060
OMX Timber Financial Investments LLC, Class A1, 5.42%, 01/29/20(c)	1,000,000	962,570
Pemex Project Funding Master, 5.75%, 12/15/15	1,000,000	969,361
SLM Corp., 5.57%, 12/15/08(a)	1,000,000	984,123
		10,004,415

Real Estate Investment Trust (REIT) (1.0%)
Highwoods Realty Limited, 5.85%, 03/15/17	1,000,000	955,665
Service Companies (2.4%)
MGM Mirage, Inc., 6.75%, 08/01/07	1,000,000	1,000,000
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Fund

	Shares or
	Principal	Market
	Amount	Value
CORPORATE BONDS (CONTINUED)
Service Companies (continued)
Tele-Communications, Inc., 9.80%, 02/01/12	$1,000,000	$1,150,284

		2,150,284

Telephones (1.9%)
U.S. West Communications, Inc., 6.88%, 09/15/33	1,000,000	866,250
Vodafone Group PLC, 6.15%, 02/27/37	1,000,000	914,518

		1,780,768

Transportation (4.8%)
America West Airlines, Series A, 6.85%, 07/02/09	118,817	119,114
Continental Airlines, Inc., Class A-2, Series 98-3, 6.32%, 11/01/08	1,000,000	998,800
Delta Air Lines, 7.11%, 09/18/11	1,000,000	1,002,500
Federal Express Corp., 7.63%, 01/01/15	1,000,000	1,083,550
United Airlines, 6.93%, 09/01/11	1,000,000	1,178,750

		4,382,714

Total Corporate Bonds (Cost $38,305,249)		38,529,668

PRINCIPAL ONLY BOND (1.4%)
U.S. Treasury Strips 0.00%, 08/15/20	2,500,000	1,299,770

U.S. TREASURY OBLIGATION (3.6%)
U.S. Treasury Bonds, 5.50%, 08/15/28	3,100,000	3,301,742
U.S. TREASURY NOTES (8.5%)
U.S. Treasury Notes
4.13%, 08/15/08	1,000,000	993,281
4.88%, 05/31/11(d)	1,000,000	1,010,156
4.50%, 11/30/11(d)	550,000	548,023
4.63%, 02/29/12 – 02/15/17	1,400,000	1,392,442
4.75%, 05/31/12(d)	3,800,000	3,823,157

Total U.S. Treasury Notes (Cost $7,694,586)		7,767,059

MUNICIPAL BONDS (1.5%)
Iowa (1.0%)
Tobacco Settlement Authority, 6.50%, 06/01/23	955,000	939,988
Louisiana (0.5%)
Tobacco Settlement Financing Corp., 6.36%, 05/15/25	407,898	407,494

Total Municipal Bonds (Cost $1,362,231)		1,347,482

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (12.0%)
Federal Home Loan Mortgage Corp., 3.50%, 07/01/18	3,196,007	2,933,560
Federal National Mortgage Association
7.30%, 05/25/10	3,000,000	3,155,796
6.62%, 06/01/16	1,851,093	1,996,140
5.00%, 04/01/19	954,421	921,512
5.50%, 05/25/23	2,000,000	1,955,405

Total U.S. Government Sponsored & Agency Obligations (Cost $10,977,819)		10,962,413

YANKEE DOLLAR (0.5%)
Foreign Governments (0.5%)
AID-Israel 0.00%, 05/15/24	1,000,000	409,449
COMMERCIAL PAPER (6.5%)
Diversified Financial Services (6.5%)
Cargill Global Funding, 5.36%, 08/01/07	2,590,000	2,589,614
Countrywide Home Loans, 5.42%, 08/01/07	3,277,000	3,276,507

Total Commercial Paper (Cost $5,867,000)		5,866,121

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (5.4%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $4,874,309, collateralized by U.S. Government Agency Mortgages with a market value of $4,971,058	4,873,586	4,873,586
Total Investments (Cost $93,909,035) (e) — 104.2%		94,874,497

Liabilities in excess of other assets — (4.2)%		(3,788,103)

NET ASSETS — 100.0%		$91,086,394

(a)	Variable Rate Security. The rate reflected in the Schedules of Investments is the rate in effect on July 31, 2007. The maturity date represents the actual maturity date.

(b)	Illiquid security.

(c)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(d)	All or a part of the security was on loan as of July 31, 2007.

(e)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Government Bond Fund

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (98.4%)
AID — Israel, Series 3-D, 6.80%, 02/15/12	$2,000,000	$2,084,522
Federal Farm Credit Bank, 4.70%, 08/10/15	2,480,000	2,383,503
Federal Home Loan Bank, 5.99%, 04/15/13	1,500,000	1,558,791
Federal Home Loan Mortgage Corp.
Series 2541, Class VL, 5.50%, 11/15/20	7,000,000	6,913,362
Series 2666, Class OC, 5.50%, 01/15/22	1,500,000	1,495,259
Series 2960, Class BL, 5.00%, 02/15/23	3,916,728	3,750,759
Pool #1684, 6.50%, 03/15/24	2,000,000	2,056,495
Series 2644, Class AY, 5.00%, 10/15/28	3,080,000	3,011,417
Series 2296, Class H, 6.50%, 03/15/31	193,786	198,436
5.25%, 06/12/37	4,500,000	4,284,585
Federal National Mortgage Association
5.23%, 01/29/10	15,000,000	14,998,170
5.08%, 05/14/10	10,000,000	9,981,500
Pool #873942, 5.87%, 09/01/11	4,012,581	4,065,231
Pool #381570, 6.30%, 04/01/14	984,183	1,033,787
Pool #381190, 7.90%, 08/01/15	1,531,023	1,729,179
Pool #383142, 7.11%, 10/01/15	2,313,977	2,425,583
4.38%, 10/15/15(a)	3,000,000	2,825,013
Pool #380082, 6.35%, 03/01/16	3,886,141	4,077,883
8.20%, 03/10/16	5,000,000	5,974,480
Series 2002-55, Class QD, 5.50%, 04/25/16	2,247,763	2,239,472
Pool #383452, 6.68%, 05/01/16	1,659,065	1,722,774
7.40%, 10/01/17	1,029,540	1,146,540
4.50%, 12/18/17	3,748,000	3,452,155
Series 1988-25, Class B, 9.25%, 10/25/18	14,116	15,270
Series 1990-7, Class B, 8.50%, 01/25/20	39,285	41,800
Series 1993-16, Class Z, 7.50%, 02/25/23	164,099	172,935
Series 1193-226, Class PK, 6.00%, 12/25/23	1,000,000	1,012,752
Series 2004-68, Class DY, 5.50%, 09/25/24	2,391,304	2,322,792
Pool #386375, 4.79%, 08/01/28	1,841,084	1,724,102
Series 2003-66, Class AP, 3.50%, 11/25/32	2,902,681	2,660,252
Series 1998-M4, Class D, 6.27%, 02/25/35	2,500,000	2,524,322
Pool #773298, 4.88%, 04/01/35	7,246,757	7,173,755
Pool #813605, 5.51%, 07/01/36	6,556,767	6,589,999
Pool #745769, 5.54%, 07/01/36	7,758,495	7,787,224

Total U.S. Government Sponsored & Agency Obligations (Cost $115,406,018)		115,434,099

REPURCHASE AGREEMENTS (1.3%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $1,585,998, collateralized by U.S. Government Agency Mortgages with a market value of $1,617,486.	$1,585,771	$1,585,771

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.7%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $1,946,889, collateralized by U.S. Government Agency Mortgages with a market value of $1,985,532	1,946,600	1,946,600

Total Investments (Cost $118,938,389) (b) — 101.4%		118,966,470

Liabilities in excess of other assets — (1.4)%		(1,668,736)

NET ASSETS — 100.0%		$117,297,734

(a)	All or a part of the security was on loan as of July 31, 2007.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Enhanced Income Fund

	Principal Amount	Value
ASSET-BACKED SECURITIES (42.2%)
Auto Loans (15.1%)
DaimlerChrysler Auto Trust, Series 2004-A, Class A4, 2.58%, 04/08/09	$1,527,793	$1,521,123
Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, 11/15/08	292,191	291,484
Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, 10/20/08	356,883	355,460
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	2,648,223	2,641,457
Nissan Auto Receivables Owner Trust
Series 2004-B, Class A3, 3.35%, 05/15/08	80,051	79,978
Series 2006-B, Class A2, 5.18%, 08/15/08	521,003	520,842
Onyx Acceptance Auto Trust, Series 2004-A, Class A4, 2.94%, 12/15/10	1,072,338	1,060,146
USAA Auto Owner Trust
Series 2006-2, Class A2, 5.31%, 03/16/09	1,006,607	1,006,439
Series 2004-3, Class A3, 3.16%, 02/17/09	253,919	253,492
WFS Financial Owner Trust, Series 2005-2, Class A4, 4.39%, 11/19/12	2,224,999	2,210,033
Capital One Auto Finance Trust, Series 2005-D, Class A3, 4.81%, 03/15/10	2,356,982	2,353,273
Daimler Chrysler Auto Trust, Series 2005-B, Class A3, 4.04%, 09/08/09	1,733,331	1,726,292
Honda Auto Receivables Owner Trust, 5.41%, 11/23/09	2,000,000	2,003,445
Wachovia Auto Owner Trust, 5.35%, 02/22/11	2,000,000	2,002,620
AmeriCredit Automobile Receivables Trust, Series 2005-CF, Class A3, 4.47%, 05/06/10	1,758,266	1,753,753
BMW Vehicle Owner Trust, Series 2005-A, Class A3, 4.04%, 02/25/09	548,535	547,288
Capital Auto Receivables Asset Trust, Series 2003-3, Class A4A, 3.40%, 08/15/08	2,360,012	2,357,867
Capital One Auto Finance Trust, Series 2006-C, Class A3A, 5.07%, 07/15/11	2,241,000	2,237,470

		24,922,462

Credit Card Loans (14.7%)
MBNA Credit Card Master Note Trust, Series 2005-A1 Class A1, 4.20%, 09/15/10	2,951,999	2,931,958
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4, 3.65%, 07/15/11	2,299,999	2,262,699
Citibank Credit Card Issuance Trust, Series 2000-A3, Class A3, 6.88%, 11/16/09	3,138,001	3,151,766
Capital One Master Trust, 6.31%, 06/15/11	2,500,000	2,518,810
MBNA Credit Card Master Note Trust, 2.75%, 10/15/10	2,000,000	1,962,586
Bank One Issuance Trust
Series 2002-A3, Class A3, 3.59%, 05/17/10	2,712,000	2,705,589
Series 2003-A7, Class A7, 3.35%, 03/15/11	2,241,000	2,205,691
Chase Issuance Trust, Series 2004-A9, Class A9, 3.22%, 06/15/10	3,060,000	3,047,166
Citibank Credit Card Issuance Trust, Series 04-A4, Class A4, 3.20%, 08/24/09	3,586,001	3,580,562

		24,366,827

Electric Utilities (6.3%)
Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A4, 6.91%, 09/15/09	799,929	801,090
Public Service New Hampshire Funding LLC, Series 2001-1 Class A2, 5.73%, 11/01/10	1,506,152	1,510,231
Texas Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	2,490,831	2,447,068
Peco Energy Transition Trust, Series 1999-A, Class A7, 6.13%, 03/01/09	3,138,001	3,150,031
PP&L Transition Bond Co. LLC, 7.15%, 06/25/09	2,463,117	2,498,991

		10,407,411

Equipment Loans (2.0%)
John Deere Owner Trust, Series 2005-A, Class A3, 3.98%, 06/15/09	834,587	830,620
MBNA Practice Solutions Owner Trust
4.34%, 06/15/11	1,500,000	1,481,537
Series 2005-2, Class A2, 4.10%, 05/15/09(a)(d)	764,761	762,875
CIT Equipment Collateral, Series 2006-VT1, Class A2, 5.13%, 03/20/08	223,225	223,144

		3,298,176

Mortgage-Backed (4.1%)
Citigroup Residential Mortgage Securities, Series 2006-A1, Class A3-A4, 5.96%, 07/25/36	1,299,859	1,297,374
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class AF1, 5.36%, 01/25/36	635,193	632,407
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI5, 5.00%, 03/25/31	126,281	125,718
Residential Funding Mortgage Securities I
Series 2004-HS1, Class AI3, 2.68%, 01/25/19	316,705	312,580
Series 2003-S11, Class A1, 2.50%, 06/25/18	493,825	475,620
Popular ABS Mortgage Pass-Through Trust(e)
Series 2005-4, Class AF1, 5.46%, 09/25/35	187,202	187,281
Series 2005-5, Class AV2A, 5.45%, 11/25/35	493,075	493,094
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, 11/25/35	1,618,341	1,607,333
Chase Funding Mortgage Loan
Series 2003-3, Class 1A4, 3.30%, 11/25/29	755,782	745,164
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Enhanced Income Fund

	Principal Amount	Value
ASSET-BACKED SECURITIES (CONTINUED)
Mortgage-Backed (continued)
Series 2003-6, Class 1A3, 3.34%, 05/25/26	$743,511	$735,640
Series 2004-2, Class 1A3, 4.21%, 09/25/26	246,734	245,498
		6,857,709

Total Asset-Backed Securities (Cost $69,875,532)		69,852,585

COMMERCIAL MORTGAGE BACKED SECURITIES (18.1%)
Asset Securitization Corp., Series: 1996-D3, Class A1C, 7.40%, 10/13/26	302,674	309,307
Banc of America Commercial Mortgage, Inc., Series:
2005-1, Class A2, 4.64%, 11/10/42	1,206,199	1,199,306
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2, Class A1, 6.08%, 02/15/35	324,851	326,836
Citigroup Commercial Mortgage Trust, Series 2004-C2, ClassA1, 3.79%, 10/15/41	2,129,894	2,092,262
Commercial Mortgage Pass-Through Certification, Series 1999-1, Class A2, 6.46%, 05/15/32	2,094,277	2,103,786
CS First Boston Mortgage Securities Corp.
3.91%, 08/15/36	2,625,684	2,583,542
Series 2003-C3, Class A1, 2.08%, 05/15/38	1,291,871	1,273,587
GE Capital Commercial Mortgage Corp., Series 2003-C1, Class A1, 3.09%, 01/10/38	1,972,508	1,950,956
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	2,500,000	2,464,807
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNCI, Class A1, 2.80%, 06/12/41	1,606,268	1,573,911
LB-UBS Commercial Mortgage Trust
Series: 2000-C5, Class A1, 6.41%, 12/15/19	1,180,154	1,181,603
Series: 2001-C7, Class A2, 5.53%, 12/15/25	958,251	957,508
Series 2002-C1, Class A2, 5.97%, 03/15/26	1,001,974	1,003,606
Series 2002-C2, Class A2, 4.90%, 06/15/26	1,898,996	1,889,038
Series: 2002-C7, Class A1, 3.17%, 12/15/26	1,178	1,177
Series 2002-C7, Class A2, 3.90%, 12/15/26	1,809,000	1,798,357
Series 2003-C1, Class A1, 2.72%, 03/15/27	1,222,977	1,208,065
Series 2003-C5, Class A2, 3.48%, 07/15/27	2,241,000	2,199,021
Morgan Stanley Dean Witter Capital I
Series 2001-TOP1, Class A3, 6.46%, 02/15/33	81,394	181,296
Series 2003-T11, Class A1, 3.26%, 06/13/41	323,889	19,399
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	2,917,821	2,929,455
Wachovia Bank Commercial Mortgage Trust, 4.43%, 03/15/42	367,074	365,132

Total Commercial Mortgage Backed Securities (Cost $29,993,454)		29,911,957

CORPORATE BONDS (20.6%)
Consumer Finance (4.1%)
JP Morgan Chase, 4.00%, 02/01/08	1,800,000	1,785,200
U.S. Bank NA, 6.30%, 07/15/08	2,500,000	2,515,073
HSBC Finance Corp., 6.40%, 06/17/08	2,500,000	2,521,245

		6,821,518

Diversified Financial Services (13.9%)
Bear Stearns Co., Inc., 2.88%, 07/02/08	2,500,000	2,439,543
Goldman Sachs Group, Inc., 4.13%, 01/15/08	3,586,001	3,564,012
MBNA Corp., 5.63%, 11/30/07	3,631,000	3,633,226
General Electric Capital Corp., 3.60%, 10/15/08	2,500,000	2,451,122
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	2,500,000	2,450,042
Wachovia Corp., 3.50%, 08/15/08	2,500,000	2,448,157
AIG SunAmerica Global Finance, 5.85%, 08/01/08	2,000,000	2,009,410
Associates Corp. of North America, 6.25%, 11/01/08	2,000,000	2,014,958
Wells Fargo & Co., 3.50%, 04/04/08	2,000,000	1,973,072

		22,983,542

Electric Power (1.1%)
Alabama Power Co., 3.50%, 11/15/07	1,869,001	1,858,548

		1,858,548

Manufacturing (1.5%)
Hewlett Packard Co., 3.63%, 03/15/08	2,500,000	2,473,403

		2,473,403

Total Corporate Bonds (Cost $34,191,142)		34,137,011

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (12.9%)
Agency Wrapped, Series: T-50, Class A7, 3.55%, 10/27/31	897,000	869,679
Federal Home Loan Mortgage Corp.(b)
5.04%, 08/31/07	2,689,999	2,678,566
5.06%, 10/15/07	2,689,999	2,661,418
Pool #E00678, 6.50%, 06/01/14	68,203	69,714
Pool #E00991, 6.00%, 07/01/16	86,368	87,012
Series 2611, Class KC, 3.50%, 01/15/17	539,727	519,880
Series 2664, Class GA, 4.50%, 01/15/18	579,719	569,151
Series 2613, Class PA, 3.25%, 05/15/18	602,802	561,844
Series 2630, Class JA, 3.00%, 06/15/18	563,746	539,798
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Enhanced Income Fund

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (CONTINUED)
Series 2928, Class NA, 5.00%, 11/15/19	$1,171,600	$1,166,944
Series 2682, Class XK, 3.00%, 01/15/21	574,555	570,557
Series 2726, Class AC, 3.75%, 09/15/22	254,776	253,333
Federal National Mortgage Association
5.26%, 09/28/07(b)	2,689,999	2,667,809
6.50%, 02/01/09	23,334	23,384
5.50%, 04/01/09 — 02/01/17	370,044	367,628
Series 2004-34, Class PL, 3.50%, 05/25/14	920,149	903,381
Pool # 253845, 6.00%, 06/01/16	108,911	109,758
Pool #254089, 6.00%, 12/01/16	166,193	167,485
Pool #545415, 6.00%, 01/01/17	144,474	145,597
Pool #625178, 5.50%, 02/01/17	313,076	310,869
Series 2003-57, Class NB, 3.00%, 06/25/18	492,909	459,765
Series 2003-75, Class NB, 3.25%, 08/25/18	394,654	378,612
Series: 2003-14, Class AN, 3.50%, 03/25/33	352,549	324,981
Government National Mortgage Association
2.21%, 10/16/17	2,902,765	2,792,623
Series 2004-103, Class A, 3.88%, 12/16/19	2,192,256	2,150,665

Total U.S. Government Sponsored & Agency Obligations (Cost $21,568,183)		21,350,453

U.S. TREASURY NOTES (2.7%)
4.88%, 08/31/08	2,241,000	2,243,626
4.63%, 09/30/08	2,241,000	2,238,024

Total U.S. Treasury Notes (Cost $4,481,350)		4,481,650

REPURCHASE AGREEMENTS (3.0%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $4,957,407, collateralized by U.S. Government Agency Mortgages with a market value of $5,055,832	4,956,698	4,956,698

Total Investments(c) (Cost $165,066,359) — 99.5%		164,690,354

Other assets in excess of liabilities — 0.5%		899,161

NET ASSETS — 100.0%		$165,589,515

(a)	Illiquid security.

(b)	The rate reflected in the Statement of Investments is the effective yield as of July 31, 2007.

(c)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(d)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under Criteria established by the Fund’s Board of Trustees.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2007. The maturity date represents the actual maturity date.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Short Duration Bond Fund

	Principal Amount	Value
ASSET-BACKED SECURITIES (12.2%)
Agency Wrapped (1.6%)
Federal Home Loan Mortgage Corporation, Series T-50, Class A6, 3.61%, 09/27/12	$1,298,425	$1,269,992

Automobiles (3.2%)
Americredit Automobile Receivables Trust, Series 2005-CF, Class A4, 4.63%, 06/06/12	1,500,000	1,490,589
Honda Auto Receivables Owner Trust, 5.11%, 04/15/12	1,140,000	1,135,968

		2,626,557

Equipment Loans (1.2%)
Mbna Practice Solutions Owner Trust, 4.47%, 06/15/13	1,000,000	981,407

Home Equity Loans (6.2%)
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF4, 4.43%, 10/25/33	3,000,000	2,956,767
Residential Asset Mortgage Products, Inc., Series 2003-KS10, Class AI4, 4.47%, 03/25/32	2,123,690	2,093,980

		5,050,747

Total Asset-Backed Securities (Cost $10,029,587)		9,928,703

COMMERCIAL MORTGAGE BACKED SECURITIES (19.4%)
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2001-TOP4, Class A1, 5.06%, 11/15/16	1,386,052	1,375,848
Series 2001-TOP2, Class A1, 6.08%, 02/15/35	845,338	850,503
Citigroup/Deutsche Bank Commercial Mortgage;, Series 2007-CD4, Class A1, 4.98%, 12/11/49	968,207	954,470
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A1, 7.33%, 04/15/62	621,253	625,627
Goldman Sachs Mortgage Corporation, Series 2006-GG6, Class A2, 5.51%, 04/10/38	1,000,000	999,714
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A2, 4.89%, 09/15/30	2,000,000	1,973,486
Series 2007-C1, Class A1, 5.39%, 02/15/40(a)	932,931	931,057
Merrill Lynch Mortgage, Series 2006-3, Class A1, 4.71%, 07/12/46(a)	1,353,395	1,330,106
Morgan Stanley Dean Witter Capital I
Series 1998-WFS, Class A2, 6.54%, 07/15/30	1,534,682	1,537,437
Series 2001-TOP1, Class A3, 6.46%, 02/15/33	323,686	323,512
Series 2001-TOP3, Class A2, 6.01%, 07/15/33	808,165	807,006
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	2,673,274	2,683,932
Wachovia Commercial Mortgage Trust A2, Series 2005-C17, Class A2, 4.78%, 03/15/42	1,380,000	1,359,218

Total Commercial Mortgage Backed Securities (Cost $16,120,860)		15,751,916

CORPORATE BONDS (8.0%)
Diversified Financial Services (8.0%)
Household Finance Corp., 5.88%, 02/01/09	1,500,000	1,510,305
Lehman Brothers Holdings, 4.00%, 01/22/08	1,000,000	991,870
Merrill Lynch & Co., Inc., 4.25%, 02/08/10	1,000,000	974,620
Province of Ontario, 3.38%, 01/15/08	3,000,000	2,973,270

Total Corporate Bonds (Cost $6,488,938)		6,450,065

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED OBLIGATIONS (21.1%)
Federal Home Loan Mortgage Corporation
Series 2870, Class BC, 4.50%, 07/15/14	3,000,000	2,964,267
Series 2676, Class CV, 4.00%, 05/15/16	1,410,384	1,371,941
Series 2626, Class UN, 4.00%, 08/15/29	1,469,780	1,439,826
Federal National Mortgage Association
Series 2004-79, Class VE, 4.50%, 08/25/10	1,388,786	1,370,287
Series 2004-9, Class YJ, 4.00%, 10/25/13	3,595,278	3,541,888
Series 2004-80, Class LG, 4.00%, 10/25/16	3,469,356	3,389,243
Government National Mortgage Association
Series 2004-76, Class QA, 4.00%, 01/20/34	1,570,074	1,477,107
Series 2004-22, Class BK, 3.47%, 04/20/34	1,574,905	1,520,602

Total U.S. Government Sponsored Mortgage-Backed Obligations (Cost $17,542,484)		17,075,161

U.S. TREASURY NOTES (35.2%)
U.S. Treasury Notes
4.13%, 08/15/08	7,000,000	6,952,960
4.88%, 05/15/09 — 08/15/09	9,500,000	9,550,550
4.75%, 02/15/10	12,000,000	12,055,320

Total U.S. Treasury Notes (Cost $28,562,267)		28,558,830

REPURCHASE AGREEMENTS (5.5%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $4,4462,138, collateralized by U.S. Government Agency Mortgages with a market value of $4,550,730	4,461,500	4,461,500

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Short Duration Bond Fund

	Principal Amount	Value
Total Investments (Cost $83,205,636) (b) — 101.4%		82,226,175

Liabilities in excess of other assets — (1.4)%		(1,135,508)

NET ASSETS — 100.0%		$81,090,667

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2007. The maturity date represents the actual maturity date.

(b)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Tax-Free Income Fund

	Principal	Market
Description	Amount	Value
MUNICIPAL BONDS (100.3%)
Alabama (6.3%)
Alabama 21st Century Authority Tobacco Settlement Revenue Bonds
5.75%, 12/01/15	$1,500,000	$1,587,630
5.50%, 12/01/21	4,000,000	4,122,880
Auburn University Alabama General Fee, 5.50%, 06/01/18	1,685,000	1,775,619
Birmingham, Alabama Water & Sewer Revenue Warrants, Series 1998-A, SERIES A WT, 4.75%, 01/01/29	1,750,000	1,749,930

		9,236,059

Arizona (1.3%)
Mesa, Arizona Industrial Development Authority Revenue Bonds, (Discovery Health Systems), Series A, 5.63%, 01/01/29	1,800,000	1,891,800

California (2.1%)
California State General Obligation Unlimited Tax Bonds
5.00%, 03/01/21	1,000,000	1,041,720
5.00%, 03/01/26	2,000,000	2,066,120

		3,107,840

District of Columbia (1.3%)
District of Columbia General Obligation Unlimited Bonds, Series A, 5.50%, 06/01/29	1,775,000	1,832,386

Florida (3.1%)
Florida State Board of Education Capital Outlay (Public Education), Series D, 5.75%, 06/01/22	1,050,000	1,108,275
Tampa Bay Water Florida Utility System Revenue Bonds, 5.50%, 10/01/18	3,000,000	3,350,160

		4,458,435

Georgia (4.6%)
Atlanta, Georgia Airport General Obligation Refunding Revenue Bonds, Series A, 5.50%, 01/01/26	1,000,000	1,048,620
Georgia Local Government Certificates of Participation Grantor Trust, Series 1998-A, 4.75%, 06/01/28	1,000,000	1,028,040
Georgia Municipal Electric Power Authority Revenue Bonds, Prerefunded Series V, SERIES — V
6.60%, 01/01/18	55,000	62,521
6.60%, 01/01/18	465,000	546,947
Georgia Municipal Electric Power Authority Revenue Bonds, Unrefunded Series V, SERIES — V, 6.60%, 01/01/18	2,230,000	2,568,536
Georgia Private College & Universities Authority, Refunding Revenue Bonds, (Mercer University Project), Series A, 5.25%, 10/01/25	1,500,000	1,527,345

		6,782,009

Illinois (12.6%)
Chicago Illinois Unrefunded Project General Obligation Limited, Series A, 5.38%, 01/01/24	935,000	960,367
Illinois Development Finance Authority Hospital Revenue Bonds, (Adventist Health Systems/Sunbelt Obligation)
5.50%, 11/15/20	1,750,000	1,829,257
5.65%, 11/15/24	3,000,000	3,145,620
Illinois State General Obligation Unlimited Revenue Bonds, 5.25%, 05/01/23	3,425,000	3,568,679
Illinois State Refunding General Obligation, 5.00%, 01/01/21	2,000,000	2,133,060
Illinois State Toll Highway Authority Revenue Bonds, 5.00%, 01/01/27	2,000,000	2,084,600
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax Revenue Bonds (Mccormick Place Expansion Project), 5.50%, 12/15/24	4,500,000	4,691,700

		18,413,283

Indiana (5.3%)
Ball State University Student Fee Revenue Bonds, Series J, 6.20%, 07/01/20	1,000,000	1,075,330
Indiana State Toll Road Commission East-West Toll Road Revenue Bonds, Series 1980, 9.00%, 01/01/15	5,335,000	6,614,173

		7,689,503

Kansas (1.1%)
Wichita, Kansas Hospital Revenue Refunding Bonds (Facilities Improvements Series 11), 6.75%, 11/15/19	1,500,000	1,605,120

Louisiana (1.3%)
Tobacco Settlement Financing Corp. (Louisiana Revenue Asset Backed), Series 2001B, 5.88%, 05/15/39	1,750,000	1,853,145

Massachusetts (4.2%)
Massachusetts State Consumer Loan General Obligation Limited, Series C, 5.50%, 11/01/15	1,500,000	1,652,160
Massachusetts State Consumer Loan General Obligation Limited, Series D
5.50%, 10/01/16	1,000,000	1,105,970
SERIES D, 5.50%, 08/01/19	1,000,000	1,115,510
Massachusetts State General Obligation Unlimited Bonds, Series D, 5.50%, 10/01/18	2,000,000	2,225,880
Massachusetts State Prerefunded Consumer Loan General Obligation Limited, Series B, 5.25%, 03/01/21	95,000	100,448

		6,199,968

Michigan (5.1%)
Michigan State General Obligation Unlimited Tax Bonds (Environmental Protection Program), Series 1992, 6.25%, 11/01/12	3,500,000	3,766,980
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Tax-Free Income Fund

	Principal	Market
Description	Amount	Value
MUNICIPAL BONDS (CONTINUED)
Michigan (continued)
Michigan State Hospital Finance Authority Refunding Revenue Bonds, (Henry Ford Health), 6.00%, 11/15/24	$1,500,000	$1,584,165
Michigan State Hospital Finance Authority Revenue Bonds, (Ascension Health Credit), Series A, 5.75%, 11/15/18	2,000,000	2,101,400

		7,452,545

Minnesota (1.1%)
St. Louis Park, Minnesota Independent School District Number 283 General Obligation Unlimited Tax Bonds, 5.75%, 02/01/18	1,500,000	1,542,990

Missouri (1.3%)
Jackson County, Missouri Special Obligation Revenue Bonds, Series A, 5.50%, 12/01/12	1,415,000	1,519,371
Missouri State Environmental Improvement & Energy Resource Authority, State Revolving Fund-Multiple, Series A, Refunded Portion, 6.55%, 07/01/14	365,000	365,445

		1,884,816

Nebraska (3.0%)
Omaha Convention Center General Obligation Unlimited Tax Bonds, 5.25%, 04/01/26	4,000,000	4,445,720

New Jersey (1.5%)
New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,119,810
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded Series 1991-C, 6.50%, 01/01/16	790,000	901,256
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded Series 1991-C, 6.50%, 01/01/16	55,000	62,742
New Jersey State Turnpike Authority Revenue Bonds, Unrefunded Series 1991-C, 6.50%, 01/01/16	155,000	174,310

		2,258,118

New York (5.6%)
Liberty New York Development Corporate Revenue Bonds, 5.25%, 10/01/35	3,000,000	3,178,260
New York City Transit Financial Authority Bonds, SERIES S-2, 4.50%, 01/15/31	3,000,000	2,911,080
New York State Local Government Assistance Corporation Revenue Refunding Bonds, Series 1993-E, SERIES E, 6.00%, 04/01/14	1,000,000	1,101,080
New York, New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
5.75%, 11/15/19	795,000	844,854
5.75%, 11/15/19	205,000	217,856

		8,253,130

North Carolina (3.9%)
North Carolina Housing Finance Agency, Single-Family Revenue Bonds, Series A, SERIES AA, 6.25%, 03/01/17	540,000	540,432
North Carolina Med Care Commission Hospital Revenue Bonds, (Gaston Health Care), Unrefunded, 5.00%, 02/15/29	1,230,000	1,228,364
North Carolina Medical Care Commission Hospital Revenue Bonds, 4.50%, 11/01/36	2,000,000	1,873,280
North Carolina Medical Care Commission Hospital Revenue Bonds (Firsthealth of the Carolinas), 4.75%, 10/01/26	2,000,000	2,009,200

		5,651,276

Ohio (1.9%)
Montgomery County, Ohio Hospital Revenue Bonds (Kettering Medical Center), 6.75%, 04/01/18	2,500,000	2,708,100

Pennsylvania (5.3%)
Pennsylvania State Turnpike Commission Bonds, 5.25%, 07/15/29	4,100,000	4,568,753
Philadelphia, Pennsylvania School Distric Refunding Series A Bonds, 5.00%, 06/01/27	3,000,000	3,219,780

		7,788,533

Puerto Rico (2.1%)
Puerto Rico Electric Power Authority Revenue, 5.00%, 07/01/32	3,000,000	3,089,700

South Carolina (4.0%)
Greenville, South Carolina Waterworks Revenue Bonds, 5.25%, 02/01/16	1,685,000	1,773,681
Greenwood Fifty School Facilities, Inc. Revenue Bonds, 5.00%, 12/01/20	3,805,000	3,999,093

		5,772,774

Tennessee (5.9%)
Shelby County, Tennessee Educational & Housing Facilities Board Revenue Bonds (St. Judes Children’s Research), 5.38%, 07/01/24	4,200,000	4,398,870
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds (St. Judes Children’s Research), 6.00%, 07/01/14	1,000,000	1,058,760
Tennessee Energy Acquisition Corporation Gas Revenue Bonds, 5.25%, 09/01/26	3,000,000	3,113,940

		8,571,570

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Tax-Free Income Fund

	Principal	Market
Description	Amount	Value
MUNICIPAL BONDS (CONTINUED)
Texas (12.4%)
Dallas, Texas Area Rapid Transit Bonds, 5.00%, 12/01/36	$2,000,000	$2,067,660
Fort Bend Independent School District, Texas General Obligation Unlimited Tax Bonds, Series 1996, 5.00%, 02/15/18	2,300,000	2,465,416
Harris County, Texas Health Facilities Development Corporation Revenue School Health Care Systems, Series B, 5.75%, 07/01/27	5,325,000	6,201,442
Houston, Texas Independent School District General Obligation Unlimited Refunding Bonds, 4.75%, 02/15/26	185,000	185,375
Leander, Texas Independent School District General Obligation Unlimited Refunding Bonds, 5.00%, 08/15/22	1,000,000	1,030,910
Lower Colorado River Authority, Texas Junior Lien Refunding Revenue Bonds, Escrowed Series 1992, 6.00%, 01/01/17	1,245,000	1,428,115
San Antonio, Texas Water Revenue Bonds, 5.00%, 05/15/25	1,000,000	1,029,470
Spring Branch, Texas Independent School District General Obligation Limited, 5.20%, 02/01/20	1,500,000	1,566,615
Wichita Falls, Texas Water and Sewer Revenue Bonds (Priority Lien), 5.38%, 08/01/19	2,000,000	2,113,440

		18,088,443

Utah (1.8%)
Utah Transit Authority Sales Tax Revenue Bonds, 5.00%, 06/15/31	2,455,000	2,629,600

Vermont (1.5%)
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Fletcher Allen Health), Series A, 6.00%, 12/01/23	2,000,000	2,135,720

Washington (0.7%)
Seattle, Washington Municipal Light & Power Revenue Improvement & Refunding Revenue Bonds, 5.13%, 03/01/26	1,000,000	1,024,720

Total Investments (Cost $140,425,144) (a) — 100.3%		146,367,303

Liabilities in excess of other assets — (0.3)%		(388,322)

NET ASSETS — 100.0%		$145,978,981

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Global Financial Services Fund

	Shares	Value
COMMON STOCKS
(98.2%)
Australia (6.4%)(a)
Capital Markets— 1.0%
Macquarie Bank Ltd.	9,130	$630,025

Commercial Banks— 4.5%
Australia & New Zealand Banking Group Ltd.	54,010	1,294,507
Commonwealth Bank of Australia	30,800	1,412,458

		2,706,965

Real Estate Investment Trust (REIT)— 0.9%
Westfield Group	33,324	536,100

		3,873,090

Belgium (0.7%)(a)
Diversified Financial Services— 0.7%
Fortis NV	11,030	434,860

Bermuda (1.3%)
Consumer Finance— 0.8%
Lazard Ltd.	12,410	459,542

Insurance— 0.5%
Arch Capital Group Ltd.*	4,570	318,346

		777,888

Canada (3.6%)
Banks— 3.6%
Royal Bank of Canada	28,780	1,459,644
Toronto-Dominion Bank	10,890	697,001

		2,156,645

Chile (1.0%)
Commercial Bank— 1.0%
Banco Santander Chile SA ADR	12,820	611,258

China (1.7%)(a)
Commercial Bank— 1.7%
China Construction Bank, Class H	1,394,390	1,034,048

France (3.8%)(a)
Commercial Bank— 1.7%
BNP Paribas	9,280	1,019,996

Insurance— 2.1%
Axa	31,920	1,245,539

		2,265,535

Germany (3.8%)
Commercial Banks— 1.6%
Commerzbank AG(a)	17,090	735,822
Deutsche Bank AG	1,800	245,304

		981,126

Diversified Financial Services— 2.2%(a)
Deutsche Boerse AG	11,110	1,302,569
		2,283,695
Greece (5.4%)(a)
Commercial Banks— 5.4%
Alpha Bank AE	38,440	1,290,321
National Bank of Greece SA	33,220	1,942,573

		3,232,894

Hong Kong (1.1%)(a)
Real Estate Management & Development— 1.1%
Hang Lung Group Ltd.	135,060	662,263

Ireland (0.6%)
Transportation— 0.6%
Genesis Lease Ltd. ADR	13,480	346,571

Italy (2.7%)(a)
Commercial Bank— 2.7%
UniCredito Italiano SpA	192,328	1,631,341

Japan (7.5%)(a)
Commercial Banks— 4.4%
Mitsubishi UFJ Financial Group, Inc.	93	992,610
Mizuho Financial Group, Inc.	92	648,048
Sumitomo Mitsui Financial Group, Inc.	80	723,071
Suruga Bank Ltd.	22,560	280,493

		2,644,222

Consumer Finance— 1.3%
ORIX Corp.	3,170	760,948

Insurance— 0.9%
Millea Holdings, Inc.	13,590	540,667

Real Estate Management & Development— 0.9%
Mitsubishi Estate Co. Ltd.	8,240	209,651
Sumitomo Realty & Development Co. Ltd.	11,740	348,868

		558,519

		4,504,356

Netherlands (4.3%)
Aerospace & Defense— 0.5%
AerCap Holdings NV ADR*	11,030	286,339

Commercial Bank— 1.5%(a)
ABN AMRO Holding NV	17,760	876,171

Diversified Financial Services— 2.3%(a)
ING Groep NV	33,270	1,404,325

		2,566,835

Spain (2.4%)(a)
Commercial Bank— 2.4%
Banco Bilbao Vizcaya Argentaria SA	58,490	1,431,709

Switzerland (4.1%)(a)
Capital Markets— 4.1%
Credit Suisse Group	19,340	1,261,900
UBS AG	21,230	1,175,614

		2,437,514

United Kingdom (9.0%)(a)
Capital Markets— 1.5%
Amvescap PLC	73,580	919,780
Commercial Banks— 7.1%
Barclays PLC	57,960	814,029
HBOS PLC	48,390	942,195
HSBC Holdings PLC	69,486	1,287,459
Lloyds TSB Group PLC	107,120	1,204,829

		4,248,512

Real Estate Investment Trust (REIT)— 0.4%
British Land Co. PLC	9,270	231,087

		5,399,379

United States (38.8%)
Capital Markets— 4.5%
Charles Schwab Corp.	29,480	593,432
Lehman Brothers Holding, Inc.	14,060	871,720
Northern Trust Corp.	12,720	794,491
T. Rowe Price Group, Inc.	8,390	437,371

		2,697,014

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Global Financial Services Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
United States (continued)
Commercial Banks— 5.7%
Bank of the Ozarks, Inc.	10,200	$288,150
BB&T Corp.	13,830	517,518
PNC Bank Corp.	16,120	1,074,398
SunTrust Banks, Inc.	2,590	202,797
Wells Fargo & Co.	32,010	1,080,978
Wintrust Financial Corp.	7,200	283,752

		3,447,593

Consumer Finance— 0.3%
SLM Corp.	3,340	164,228

Distributor— 1.0%
ProLogis Trust	10,200	580,380

Diversified Financial Services— 15.6%
Bank of America Corp.	26,350	1,249,517
Blackrock, Inc.	4,060	647,570
Citigroup, Inc.	37,590	1,750,566
CME Group, Inc.	1,250	690,625
Discovery Financial Services*	12,670	292,044
Goldman Sachs Group, Inc.	5,820	1,096,139
IntercontinentalExchange, Inc.*	6,510	983,856
J.P. Morgan Chase & Co.	32,770	1,442,208
Morgan Stanley	9,410	601,017
State Street Corp.	9,370	628,071

		9,381,613

Insurance— 9.7%
AFLAC, Inc.	12,480	650,458
American International Group, Inc.	9,180	589,172
Argonaut Group, Inc.	4,060	111,772
Assurant, Inc.	8,810	446,843
First Mercury Financial Corp.*	20,400	403,512
HCC Insurance Holdings, Inc.	14,670	429,538
MetLife, Inc.	10,000	602,200
Principal Financial Group, Inc.	13,050	735,889
Progressive Corp. (The)	12,440	260,991
Prudential Financial, Inc.	10,900	966,067
Security Capital Assurance Ltd.	12,900	299,022
Travelers Cos., Inc. (The)	6,000	304,680

		5,800,144

IT Services— 0.6%
Wright Express Corp.*	10,170	346,390

Real Estate Investment Trusts (REITs)— 1.4%
CBRE Realty Finance, Inc.	9,460	87,694
Felcor Lodging Trust, Inc.	12,260	269,230
Health Care REIT, Inc.	5,920	217,323
SL Green Realty Corp.	2,200	267,124

		841,371

		23,258,733

Total Common Stocks (Cost $59,192,451)		58,908,614

	Shares or
	Principal	Market
	Amount	Value
REPURCHASE AGREEMENTS (2.1%)
Nomura Securities, 5.15% dated 07/31/07, due 08/01/07, repurchase price $1,241,861, collateralized by U.S. Government Agency Mortgages with a market value of $1,266,517.	$1,241,683	$1,241,683

Total Investments
(Cost $60,434,134) (b) — 100.3%		60,150,297

Liabilities in excess of other assets — (0.3)%		(193,525)

NET ASSETS — 100.0%		$59,956,772

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Global Health Sciences Fund

	Shares	Value
COMMON STOCKS (98.2%)
Biotechnology (20.0%)
Amgen, Inc.*	19,750	$1,061,365
Amylin Pharmaceuticals, Inc.*(a)	5,700	265,107
Applera Corp.	7,900	246,638
Array BioPharma, Inc.*	10,310	103,615
Bio-Reference Laboratories, Inc.*	4,100	104,878
Biogen, Inc.*	5,990	338,674
Celera Genomics Group*(a)	13,030	156,621
Celgene Corp.*	9,350	566,236
Cephalon, Inc.*	2,440	183,342
Genentech, Inc.*	10,540	783,965
Genzyme Corp.*	5,926	373,753
Gilead Sciences, Inc.*	35,630	1,326,505
PerkinElmer, Inc.	13,190	367,078
Pharmion Corp.*	13,350	325,206

		6,202,983

Chemicals (0.8%)
Sigma-Aldrich Corp.	5,450	246,994

		246,994

Commercial Services & Supplies (0.8%)
Stericycle, Inc.*	4,850	232,509

		232,509

Food & Staples Retailing (1.2%)
CVS Caremark Corp.	10,882	382,938

		382,938

Health Care Equipment & Supplies (18.4%)
Advanced Medical Optics, Inc.*(a)	4,250	128,477
Alcon, Inc. — CH	1,240	169,260
Angiodynamics, Inc.*	4,100	76,957
Bard (C.R.), Inc.	1,568	123,041
Baxter International, Inc.	22,568	1,187,077
Beckman Coulter, Inc.	1,500	106,230
Becton, Dickinson & Co.	1,770	135,157
Boston Scientific Corp.*	12,220	160,693
Dentsply International, Inc.	4,600	167,854
Gen-Probe, Inc.*	5,800	365,458
Hologic, Inc.*	4,070	210,826
Hospira, Inc.*	6,500	251,355
IDEXX Laboratories, Inc.*	1,900	190,494
Insulet Corp.*	2,300	32,246
Intuitive Surgical, Inc.*	770	163,710
Inverness Medical Innovations, Inc.*	4,480	216,877
Medtronic, Inc.	20,470	1,037,215
St. Jude Medical, Inc.*	7,140	308,019
Stryker Corp.	2,400	149,832
Tomotherapy, Inc.*	4,200	113,820
Xtent, Inc.*	10,630	98,965
Zimmer Holdings, Inc.*	3,910	304,042

		5,697,605

Health Care Providers & Services (13.0%)
Aetna, Inc.	13,570	652,310
Cardinal Health, Inc.	4,593	301,898
Coventry Health Care, Inc.*	1,890	105,481
Manor Care, Inc.	1,300	82,355
McKesson Corp.	4,700	271,472
Medco Health Solutions, Inc.*	4,530	368,153
Quest Diagnostics, Inc.	4,400	244,068
Skilled Healthcare Group, Inc.*	3,200	44,448
Sun Healthcare Group, Inc.*	5,291	71,534
UnitedHealth Group, Inc.	18,735	907,336

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Health Care Providers & Services (continued)
WellPoint, Inc.*	12,790	$960,785
		4,009,840
Health Care Technology (0.3%)(a)
TriZetto Group, Inc. (The)*	6,120	98,104
		98,104

Life Sciences Tools & Services (4.5%)
Bruker Bioscience Corp.*	18,140	142,036
Covance, Inc.*	3,474	245,160
Illumina, Inc.*(a)	3,550	161,774
Pharmaceutical Product Development, Inc.	8,909	298,451
Thermo Fisher Scientific, Inc.*	10,570	551,860

		1,399,281

Pharmaceuticals (39.2%)
Abbott Laboratories	19,740	1,000,621
Allergan, Inc.	8,330	484,223
Astellas Pharma, Inc.	4,600	189,006
Bristol-Myers Squibb Co.	41,790	1,187,254
Dyax Corp.*(a)	32,500	126,100
Eli Lilly & Co.	14,900	805,941
Johnson & Johnson	32,464	1,964,072
Merck & Co., Inc.	43,101	2,139,965
Perrigo Co.(a)	8,000	149,200
Pfizer, Inc.	68,222	1,603,899
Schering-Plough Corp.	24,208	690,896
Shire PLC	7,200	176,409
Shire PLC ADR — GB	1,200	88,548
Teva Pharmaceutical Industries Ltd. ADR — IL	7,930	333,219
Valeant Pharmaceuticals International(a)	7,700	120,813
Wyeth	22,520	1,092,670

		12,152,836

Total Common Stocks (Cost $29,955,757)		30,423,090

REPURCHASE AGREEMENTS (2.4%)
Nomura Securities, 5.15% dated 07/31/07, due 08/01/07, repurchase price $747,281, collateralized by U.S. Government Agency Mortgages with a market value of $762,117.	$747,174	747,174

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (8.2%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurhase price $2,530,103, collateralized by U.S. Government Agency Mortgages with a market value of $2,580,323	2,529,728	2,529,728

Total Investments
(Cost $33,232,660) (b) — 108.7%		33,699,993

Liabilities in excess of other assets — (8.7)%		(2,706,166)

NET ASSETS — 100.0%		$30,993,827

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2007.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

GB	United Kingdom

IL	Israel
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Global Natural Resources Fund

	Shares	Value
COMMON STOCKS (93.0%)
Bermuda (0.0%)
Energy Equipment & Services— 0.0%
Weatherford International Ltd. ADR*	100	$5,533

Brazil (0.2%)
Metals & Mining— 0.2%
Copanhia Vale do Rio Doce ADR	3,000	147,030

British Virgin Islands (0.1%)
Oil, Gas & Consumable Fuels— 0.1%
Transmeridian Exploration, Inc.*	25,000	45,000

Canada (7.1%)
Chemicals— 1.5%
Potash Corp. of Saskatchewan, Inc.	11,500	928,510

Metals & Mining— 4.3%
Barrick Gold Corp.	23,700	779,730
Cameco Corp.	11,900	485,282
Silvercorp Metals, Inc.	12,000	233,812
Teck Cominco Ltd., Class B	28,486	1,264,778

		2,763,602

Oil, Gas & Consumable Fuels— 1.3%
Gastar Exploration Ltd.*	29,300	52,154
Ivanhoe Energy, Inc.*	84,000	164,640
Kodiak Oil & Gas Corp. ADR*	53,326	245,300
Talisman Energy, Inc.	6,373	116,690
Transglobe Energy Corp.*	50,123	227,558

		806,342

		4,498,454

Cayman Islands (5.6%)
Energy Equipment & Services— 5.6%
Noble Corp. ADR	16,956	1,737,312
Transocean, Inc. ADR*	17,009	1,827,617

		3,564,929

Greece (0.9%)
Transportation Infrastructure— 0.9%
Aegean Marine Petroleum Network, Inc.	27,430	574,658

India (0.4%)
Electrical Equipment— 0.4%
Sterlite Industires Ltd.*	15,000	243,750

Ireland (0.7%)
Transportation— 0.7%
Genesis Lease Ltd. ADR	17,040	438,098

Panama (0.4%)
Industrial Conglomerate— 0.4%
McDermott International, Inc.*	2,975	246,746

United Kingdom (0.0%)
Oil, Gas & Consumable Fuels— 0.0%
BP PLC ADR	272	18,877

United States (77.6%)
Aerospace & Defense— 1.2%
Spirit Aerosystems Holdings, Inc., Class A*	20,400	740,520

Chemicals— 4.6%
Cytec Industries, Inc.	10,000	669,900
Fuller (H. B.) Co.	9,800	270,774
Hercules, Inc.*	22,450	466,062
Monsanto Co.	13,600	876,520
Sigma-Aldrich Corp.	14,500	657,140

		2,940,396

Communications Equipment— 0.2%
C&D Technologies, Inc.*	25,000	120,500

Containers & Packaging— 0.7%
Owens-Illinois, Inc.*	10,500	419,790

Electrical Equipment— 0.6%
Energy Conversion Devices, Inc.*	168	5,015
EnerSys*	21,980	397,838

		402,853

Energy Company— 1.0%
Ldk Solar Company Ltd.*	14,100	631,680

Energy Equipment & Services— 11.3%
Atwood Oceanics, Inc.*	4,500	308,700
Baker Hughes, Inc.	15,000	1,185,750
ENSCO International, Inc.	14,000	854,980
FMC Technologies, Inc.*	6,000	549,120
Grant Prideco, Inc.*	3,128	175,481
Halliburton Co.	31,451	1,132,865
Hercules Offshore, Inc.*	45,571	1,368,041
National-OilWell, Inc.*	5,698	684,387
Particle Drilling Technologies, Inc.*	15,000	30,900
Smith International, Inc.	5,000	307,050
Superior Well Services, Inc.*	27,400	531,834

		7,129,108

Food Products— 0.9%
Archer-Daniels-Midland Co.	17,500	588,000

Gas Distribution— 0.7%
Targa Resources Partners Limited Partnership	12,800	430,592

Gas Utilities— 1.0%
National Fuel Gas Co.	5,814	252,037
Questar Corp.	7,937	408,676

		660,713

Independent Power Producers & Energy Traders— 2.1%
Dynegy, Inc.*	80,000	712,800
NRG Energy, Inc.*	15,214	586,500

		1,299,300

Machinery— 1.0%
Harsco Corp.	12,070	635,606

Manufacturing— 1.7%
Carpenter Technology Corp.	9,100	1,080,079

Metals & Mining— 7.9%
A.M. Castle & Co.	16,160	533,603
Alcoa, Inc.	34,500	1,317,900
Allegheny Technologies, Inc.	4,400	461,692
Arch Coal, Inc.	2,122	63,427
Claymont Steel Holdings, Inc.*	5,714	113,880
Cleveland Cliffs, Inc.	4,000	277,080
Freeport-McMoRan Copper & Gold, Inc., Class B	9,419	885,198
Grupo Simec, SA de C.V. ADR*	8,010	94,918
Newmont Mining Corp.	15,300	638,775
Northwest Pipe Co.*	6,600	221,826
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Global Natural Resources Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
United States (continued)
Royal Gold, Inc.	14,650	$361,562

		4,969,861

Multi-Utility— 0.9%
MDU Resources Group, Inc.	21,500	586,090

Oil, Gas & Consumable Fuels— 40.9%
Anadarko Petroleum Corp.	9,700	488,201
Aurora Oil & Gas Corp.*	386,667	757,867
Cabot Oil & Gas Corp.	34,076	1,165,399
Carrizo Oil & Gas, Inc.*	991	36,241
Cheniere Energy Partners Limited Partnership	5,200	96,668
Cheniere Energy, Inc.*	3,000	112,860
Chevron Corp.	11,437	975,119
ConocoPhillips	38,066	3,077,255
CONSOL Energy, Inc.	600	24,990
Delta Petroleum Corp.*	6,900	114,540
Denbury Resources, Inc.*	31,786	1,271,440
Devon Energy Corp.	5,563	415,055
Energy Partners Ltd.*	32,700	523,200
Energy Transfer Equity	16,150	622,906
EOG Resources, Inc.	1,589	111,389
Evergreen Energy, Inc.*	93,454	342,976
EXCO Resources, Inc.*	3,610	63,031
Exxon Mobil Corp.	17,000	1,447,210
Geomet, Inc.*	59,529	360,151
GMX Resources, Inc.*	2,000	63,080
Gulfport Energy Corp.*	39,420	749,374
Marathon Oil Corp.	12,000	662,400
Newfield Exploration Co.*	15,617	750,397
Noble Energy, Inc.	10,635	650,224
Occidental Petroleum Corp.	75,000	4,254,000
Parallel Petroleum Corp.*	15,676	319,320
Peabody Energy Corp.	21,584	912,140
Penn Virginia Corp.	5,430	210,141
Petrohawk Energy Corp.*	18,800	281,812
RAM Energy Resources, Inc.*	220,120	1,102,801
Range Resources Corp.	15,743	584,695
Southwestern Energy Co.*	5,645	229,356
Swift Energy Co.*	8,969	383,335
Valero Energy Corp.	15,200	1,018,552
W&T Offshore, Inc.	5,396	126,374
Warren Resources, Inc.*	33,193	361,140
Williams Cos., Inc. (The)	39,051	1,259,395

		25,925,034

Paper & Forest Products— 0.9%
Louisiana-Pacific Corp.	31,700	587,084

		49,147,206

Total Common Stocks (Cost $52,224,722)		58,930,281

REPURCHASE AGREEMENTS (8.2%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/31/07, repurchase price $5,203,776, collateralized by U.S. Government Agency Mortgages with a market value of $5,307,092	$5,203,032	5,203,032

Total Investments
(Cost $57,427,754) (a) — 101.2%		64,133,313

Liabilities in excess of other assets — (1.2)%		(790,473)

NET ASSETS — 100.0%		$63,342,840

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Global Technology and Communications Fund

	Shares	Value
COMMON STOCKS (98.8%)
Biotechnology (0.8%)
FEI Co.*	5,350	$153,438

Communications Equipment (19.0%)
ADC Telecommunications, Inc.*	7,734	144,549
Alcatel-Lucent ADR — FR(a)	19,406	225,110
Cisco Systems, Inc.*	31,463	909,595
Comverse Technology, Inc.*	9,478	182,641
Corning, Inc.*	13,460	320,886
Finisar Corp.*	80,728	293,043
Foundry Networks, Inc.*	27,074	476,232
Motorola, Inc.	19,907	338,220
OpNext, Inc.*(a)	11,078	135,262
Powerwave Technologies, Inc.*	29,169	190,765
QUALCOMM, Inc.	13,396	557,943
Sonus Networks, Inc.*(a)	16,267	111,266

		3,885,512

Computers & Peripherals (16.5%)
Apple, Inc.*	5,631	741,941
Dell, Inc.*	3,599	100,664
Gateway, Inc.*(a)	165,866	235,530
Hewlett-Packard Co.	20,682	951,992
International Business Machines Corp.	5,694	630,041
Network Appliance, Inc.*	10,240	290,202
Seagate Technology	8,922	209,756
Sun Microsystems, Inc.*	39,879	203,383

		3,363,509

Diversified Telecommunication Services (1.4%)
American Tower Corp.*	6,688	278,622

Electronic Equipment & Instruments (0.5%)(a)
Benchmark Electronics, Inc.*	4,242	94,172

Energy Company (0.5%)
Suntech Power Holdings Co. Ltd. ADR -CN*	2,466	99,454

Household Durables (0.9%)
Syntax-Brillian Corp.*	27,809	184,096

Internet Software & Services (10.4%)
eBay, Inc.*	9,556	309,614
Google, Inc., Class A*	1,747	890,970
Internap Network Services*	13,790	203,265
Perfect World Co Ltd.*	5,920	142,672
Radvision Ltd.*	5,700	97,413
Verisign, Inc.*	7,655	227,277
Vocus, Inc.*(a)	7,699	216,265
Yahoo!, Inc.*	1,992	46,314

		2,133,790

IT Services (6.7%)
Accenture Ltd.	2,446	103,050
Business & Decision*(b)	6,475	214,957
Capgemini SA(b)	3,200	210,306
Cognizant Technology Solutions Corp.*	4,939	399,960
Gartner, Inc. *	6,490	135,836
Infosys Technologies Ltd. ADR — IN (b)	3,788	187,885
Wright Express Corp.*(a)	3,393	115,565

		1,367,559

Media (0.7%)
Comcast Corp., Special Class A*	5,520	144,458

Semiconductors & Semiconductor Equipment (21.3%)
Advanced Micro Devices, Inc.*	19,930	269,852
Anadigics, Inc.*	7,911	114,947
Analog Devices, Inc.	5,671	201,037
Applied Materials, Inc.	11,900	262,276
Atheros Communications*(a)	5,510	153,619
Cirrus Logic, Inc.*(a)	17,786	129,482
Intel Corp.	40,385	953,894
Lattice Semiconductor Corp.*	29,290	138,542
LSI Logic Corp.*	26,579	191,369
Marvell Technology Group Ltd. — BM*	24,084	433,512
MEMC Electronic Materials, Inc.*	1,792	109,885
Micrel, Inc.(a)	7,810	80,833
Qimonda AG ADR — DE*	28,800	426,240
RF Micro Devices, Inc.*	43,612	302,667
SiRF Technology Holdings, Inc.*(a)	8,508	199,428
Texas Instruments, Inc.	6,918	243,444
Verigy Ltd.*	5,480	134,041

		4,345,068

Software (18.4%)
Adobe Systems, Inc.*	6,706	270,185
Amdocs Ltd. — GG*	3,729	134,952
Autonomy Corp. PLC*(b)	12,590	209,402
Cadence Design Systems, Inc.*	4,650	99,510
Informatica Corp.*(a)	10,353	144,321
McAfee, Inc.*	7,261	260,379
Microsoft Corp.	40,632	1,177,922
Nuance Communications, Inc.*	21,507	354,435
Oracle Corp.*	10,100	193,112
Parametric Technology Corp.*	7,112	125,385
Sybase, Inc.*	10,840	257,125
Symantec Corp.*	16,010	307,392
UbiSoft Entertainment SA*(b)	3,512	228,741

		3,762,861

Wireless Telecommunication Services (1.7%)
Crown Castle International Corp.*	4,210	152,612
SBA Communications Corp.*	6,093	203,019

		355,631

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (22.1%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurhase price $4,525,362, collateralized by U.S. Government Agency Mortgages with a market value of $4,615,185	$4,524,691	4,524,691

Total Investments
(Cost $24,338,235) (c) — 120.9%		24,692,861

Other assets in excess of liabilities — (20.9)%		(4,272,269)

NET ASSETS — 100.0%		$20,420,592

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2007.

(b)	Fair Valued Security.

(c)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BM	Bermuda

CN	China

DE	Germany

FR	France

GG	Guernsey

IN	India
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Global Utilities Fund

	Shares	Value
COMMON STOCKS (98.5%)
Austria (0.5%)(a)
Diversified Telecommunication Services— 0.5%
Telekom Austria AG	5,340	$130,076

Belgium (0.3%)(a)
Electric Utility— 0.1%
Elia System Operator SA	910	36,848

Wireless Telecommunication Services— 0.2%
Mobistar SA	690	54,125

		90,973

France (4.1%)(a)
Diversified Telecommunication Services— 1.8%
France Telecom SA	18,913	508,406

Multi-Utility— 1.8%
Suez SA	9,873	519,096

Wireless Telecommunication Services— 0.5%
Bouygues SA	1,870	149,764

		1,177,266

Germany (7.7%)(a)
Electric Utility— 4.2%
E. On AG	7,713	1,209,374

Multi-Utility— 3.5%
RWE AG	9,270	982,052

		2,191,426

Greece (1.3%)(a)
Diversified Telecommunication Services— 0.4%
Hellenic Telecommunications Organization SA	3,737	112,083

Wireless Telecommunication Services— 0.9%
Cosmote Mobile Telecommunications SA	8,960	268,221

		380,304

Hong Kong (0.1%)(a)
Electric Utility— 0.1%
CLP Holdings Ltd.	4,000	26,850

Italy (1.8%)(a)
Diversified Telecommunication Services— 1.7%
Telecom Italia SpA	97,816	261,820
Telecom Italia SpA RNC	105,200	226,986

		488,806

Gas Utility— 0.1%
Snam Rete Gas SpA	4,741	26,109

		514,915

Japan (4.9%)(a)
Diversified Telecommunication Services— 0.9%
Nippon TeleGraph & Telephone Corp.	59	256,633

Electric Utilities— 1.2%
Chubu Electric Power Co., Inc.	3,100	77,762
Kansai Electric Power Co., Inc.	2,400	53,263
Kyushu Electric Power Co., Inc.	1,900	45,136
Tohoku Electric Power Co., Inc.	1,700	37,740
Tokyo Electric Power Co., Inc.	4,700	125,486

		339,387

Gas Utilities— 0.2%
Osaka Gas Co. Ltd.	11,000	37,939
Tokyo Gas Co. Ltd.	8,000	34,753

		72,692

Wireless Telecommunication Services— 2.6%
KDDI Corp.	63	417,976
NTT DoCoMo, Inc.	229	318,013

		735,989

		1,404,701

Mexico (1.1%)
Wireless Telecommunication Services— 1.1%
America Movil SA de CV ADR	5,290	316,765

Netherlands (2.2%)(a)
Diversified Telecommunication Services— 2.2%
Koninklijke KPN NV	40,780	630,884

Portugal (0.4%)(a)
Electric Utility— 0.4%
EDP — Energias de Portugal SA	19,460	110,241

Singapore (0.7%)(a)
Diversified Telecommunication Services— 0.7%
Singapore Telecommunications Ltd.	90,000	204,611

Spain (8.4%)(a)
Diversified Telecommunication Services— 4.9%
Telefonica SA	59,610	1,394,927

Electric Utilities— 3.5%
Iberdrola SA	12,740	708,585
Union Fenosa SA	5,029	274,932

		983,517

		2,378,444

United Kingdom (16.7%)(a)
Diversified Telecommunication Services— 2.3%
BT Group PLC	89,760	568,821
Cable & Wireless PLC	23,204	79,136

		647,957

Electric Utility— 1.8%
Scottish & Southern Energy PLC	18,086	528,399

Independent Power Producers & Energy Traders— 1.4%
International Power PLC	47,950	398,568

Multi-Utilities— 1.9%
Centrica PLC	48,290	349,981
United Utilities PLC	14,790	200,959

		550,940

Water Utilities— 1.4%
Kelda Group PLC	5,715	96,756
Pennon Group PLC	23,969	295,131

		391,887

Wireless Telecommunication Services— 7.9%
Vodafone Group PLC	744,701	2,238,473

		4,756,224

United States (48.3%)
Diversified Telecommunication Services— 18.4%
AT&T, Inc.	85,618	3,352,801
Verizon Communications, Inc.	43,890	1,870,592

		5,223,393

Electric Utilities— 13.9%
Duke Energy Corp.	7,670	130,620

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Global Utilities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
United States (continued)
Edison International	11,181	$591,363
Entergy Corp.	5,320	531,787
Exelon Corp.	10,070	706,411
FirstEnergy Corp.	5,300	321,975
FPL Group, Inc.	6,100	352,153
PPL Corp.	16,384	772,342
Progress Energy, Inc.	1,990	86,883
Reliant Energy, Inc.*	18,000	462,240

		3,955,774

Gas Utility— 1.9%
Questar Corp.	10,500	540,645

Independent Power Producers & Energy Traders— 3.8%
AES Corp.*	16,610	326,386
Constellation Energy Group	4,700	393,860
NRG Energy, Inc.*	9,600	370,080

		1,090,326

Multi-Utilities— 4.7%
Alliant Energy Corp.	10,900	402,755
CenterPoint Energy, Inc.	17,680	291,366
PG&E Corp.	3,500	149,835
Sempra Energy	9,140	481,861

		1,325,817

Oil, Gas & Consumable Fuels— 3.4%
El Paso Corp.	27,200	452,880
Sunoco, Inc.	2,800	186,816
Williams Cos., Inc. (The)	10,500	338,625

		978,321

Wireless Telecommunication Services— 2.2%
Sprint Nextel Corp.	30,715	630,579

		13,744,855

Total Common Stocks (Cost $25,456,780)		28,058,535

REPURCHASE AGREEMENTS (1.1%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $326,567, collateralized by U.S. Government Agency Mortgages with a market value of $333,040	$326,510	326,510

Total Investments
(Cost $25,783,290) (b) — 99.6%		28,385,045

Other assets in excess of liabilities — 0.4%		101,258

NET ASSETS — 100.0%		$28,486,303

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Mid Cap Growth Leaders Fund

	Shares	Value
COMMON STOCKS (91.4%)
Aerospace & Defense (5.9%)
Precision Castparts Corp.	9,140	$1,252,728
Rockwell Collins, Inc.	15,295	1,050,767

		2,303,495

Auto Components (4.1%)
B.F. Goodrich Co. (The)	25,310	1,592,252

		1,592,252

Biotechnology (6.4%)
Genzyme Corp.*	14,605	921,137
Gilead Sciences, Inc.*	42,160	1,569,617

		2,490,754

Capital Markets (6.7%)
Northern Trust Corp.	22,295	1,392,545
T. Rowe Price Group, Inc.	23,375	1,218,539

		2,611,084

Chemicals (5.1%)
Airgas, Inc.	16,530	771,951
Praxair, Inc.	15,760	1,207,531

		1,979,482

Communications Equipment (6.1%)
Ciena Corp.*	21,903	800,117
Foundry Networks, Inc.*	90,250	1,587,497

		2,387,614

Electrical Equipment (5.2%)
Ametek, Inc.	28,222	1,101,222
Cooper Industries Ltd., Class A ADR — BM	17,240	912,341

		2,013,563

Electronic Equipment & Instruments (2.0%)
Amphenol Corp., Class A	22,580	773,591

		773,591

Energy Equipment & Services (4.8%)
Grant Prideco, Inc.*	17,320	971,652
Weatherford International Ltd. ADR — BM*	15,930	881,407

		1,853,059

Food Products (2.3%)
McCormick & Co.	26,625	909,510

		909,510

Hotels, Restaurants & Leisure (5.1%)
Penn National Casinos & Gambling, Inc.*	10,900	626,750
Royal Caribbean Cruises Ltd.	18,725	721,474
Starwood Hotels & Resorts Worldwide, Inc.	10,050	632,748

		1,980,972

Insurance (4.3%)
Assurant, Inc.	20,950	1,062,584
HCC Insurance Holdings, Inc.	21,210	621,029

		1,683,613

IT Services (3.5%)
Cognizant Technology Solutions Corp.*	16,645	1,347,912

		1,347,912

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Life Sciences Tools & Services (3.1%)
Thermo Fisher Scientific, Inc.*	23,290	$1,215,971
		1,215,971

Metals & Mining (3.4%)
Allegheny Technologies, Inc.	12,545	1,316,347

		1,316,347

Multiline Retail (3.9%)
J.C. Penney Co., Inc.	21,990	1,496,200

		1,496,200

Oil, Gas & Consumable Fuels (3.1%)
Peabody Energy Corp.	8,925	377,171
Williams Cos., Inc. (The)	25,145	810,926

		1,188,097

Semiconductors & Semiconductor Equipment (8.8%)
Fairchild Semiconductor International, Inc.*	41,190	751,717
Marvell Technology Group Ltd. — BM*	51,240	922,320
MEMC Electronic Materials, Inc.*	9,685	593,884
On Semiconductor Corp.*	64,930	767,473
Qimonda AG ADR — DE*	26,725	395,530

		3,430,924

Software (3.4%)
Adobe Systems, Inc.*	19,505	785,857
Informatica Corp.*	38,815	541,081

		1,326,938

Specialty Retail (4.2%)
American Eagle Outfitters Ltd.	29,905	725,495
Coach, Inc.*	20,200	918,292

		1,643,787

Total Common Stocks (Cost $32,802,803)		35,545,165

COMMERCIAL PAPER (8.8%)
Diversified Financial Services (8.8%)
Countrywide Home Loans, 5.42%, 08/01/07	$3,426,000	3,425,484
Total Investments
(Cost $36,228,803) (a) — 100.2%		38,970,649

Liabilities in excess of other assets — (0.2)%		(94,367)

NET ASSETS — 100.0%		$38,876,282

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BM	Bermuda

DE	Germany
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Leaders Fund

	Shares	Value
COMMON STOCKS (93.2%)
Beverages (2.8%)
Constellation Brands, Inc.*	23,200	$508,776

		508,776

Communications Equipment (2.2%)
Cisco Systems, Inc.*	13,600	393,176

		393,176

Diversified Financial Services (4.8%)
Bank of America Corp.	18,100	858,302

		858,302

Diversified Telecommunication Services (4.9%)
AT&T, Inc.	22,400	877,184

		877,184

Food Products (4.7%)
Archer-Daniels-Midland Co.	25,280	849,408

		849,408

Household Products (13.4%)
Colgate-Palmolive Co.	13,000	858,000
Procter & Gamble Co. (The)	24,800	1,534,128

		2,392,128

Independent Power Producers & Energy Traders (2.7%)
Dynegy, Inc.*	54,500	485,595

		485,595

Manufacturing (4.5%)
3M Co.	9,100	809,172

		809,172

Metals & Mining (3.6%) Nucor Corp.	13,000	652,600

		652,600

Multi-Utilities (3.9%)
Sempra Energy	13,100	690,632

		690,632

Multiline Retail (4.8%)
Macy’s, Inc.	23,900	862,073

		862,073

Oil, Gas & Consumable Fuels (11.5%)
Anadarko Petroleum Corp.	4,600	231,518
ConocoPhillips	7,400	598,216
Occidental Petroleum Corp.	21,800	1,236,496

		2,066,230

Pharmaceuticals (11.2%)
Pfizer, Inc.	36,300	853,413
Wyeth	23,600	1,145,072

		1,998,485

Semiconductors & Semiconductor Equipment (7.0%)
Intel Corp.	52,700	1,244,774

		1,244,774

Software (6.4%)
Microsoft Corp.	39,400	1,142,206

		1,142,206

Specialty Retail (1.5%)
TJX Cos., Inc.	9,500	263,625

		263,625

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Wireless Telecommunication Services (3.3%)
Vodafone Group PLC ADR — GB	19,540	$593,039
		593,039

Total Common Stocks (Cost $17,182,590)		16,687,405

REPURCHASE AGREEMENTS (16.1%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $2,876,346, collateralized by U.S. Government Agency Mortgages with a market value of $2,933,456	$2,875,935	2,875,935

Total Investments
(Cost $20,058,525) (a) — 109.3%		19,563,340
Liabilities in excess of other assets — (9.3)%		(1,660,287)

NET ASSETS — 100.0%		$17,903,053

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GB	United Kingdom
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Small Cap Leaders Fund

	Shares	Value
COMMON STOCKS (92.1%)
Aerospace & Defense (2.9%)
Moog, Inc., Class A*	23,700	$1,014,834
Spirit Aerosystems Holdings, Inc., Class A*	15,500	562,650

		1,577,484

Air Freight & Logistics (1.7%)
Atlas Air Worldwide Holdings, Inc.*	17,000	921,570

		921,570

Beverages (0.7%)
MGP Ingredients, Inc.	22,400	364,000

		364,000

Capital Markets (1.6%)
Penson Worldwide, Inc.*	48,700	859,555

		859,555

Chemicals (0.7%)
Fuller (H. B.) Co.	13,600	375,768

		375,768

Commercial Services & Supplies (3.5%)
Volt Information Sciences, Inc.*	59,900	933,242
Watson Wyatt Worldwide, Inc.	22,300	993,465

		1,926,707

Communications Equipment (5.6%)
C-COR, Inc.*	60,000	807,000
Powerwave Technologies, Inc.*	169,600	1,109,184
Sirenza Microdevices, Inc.*	100,000	1,136,000

		3,052,184

Consumer Finance (1.7%)
World Acceptance Corp.*	28,700	923,853

		923,853

Containers & Packaging (1.1%)
Greif, Inc.	11,200	616,000

		616,000

Diversified Financial Services (1.3%)
Medallion Financial Corp.	61,000	700,890

		700,890

Electrical Equipment (1.4%)
BTU International, Inc.*	60,000	791,400

		791,400

Electronic Equipment & Instruments (4.3%)
Technitrol, Inc.	45,200	1,175,200
TTM Technologies, Inc.*	91,000	1,186,640

		2,361,840

Energy Equipment & Services (0.8%)
ENGlobal Corp.*	39,300	414,222

		414,222

Food & Staples Retailing (7.7%)
Andersons, Inc. (The)	41,000	1,757,670
Central European Distribution Corp.*	33,000	1,358,610
Longs Drug Stores Corp.	22,400	1,083,264

		4,199,544

Health Care Equipment & Supplies (2.1%)
West Pharmaceutical Services, Inc.	25,000	1,157,000

		1,157,000

Health Care Providers & Services (1.9%)
InVentiv Health, Inc.*	30,000	1,064,400

		1,064,400

Household Durables (1.2%)
Kimball International, Inc., Class B	50,500	660,035

		660,035

Internet Software & Services (1.4%)
Imergent, Inc.	35,400	764,640

		764,640

Life Sciences Tools & Services (1.2%)
PAREXEL International Corp.*	16,200	654,966

		654,966

Machinery (6.0%)
Dynamic Materials Corp.	24,200	1,018,094
Flow International Corp.*	101,200	934,076
Gehl Co.*	15,500	396,490
Wabtec Corp.	22,740	928,701

		3,277,361

Metals & Mining (1.7%)
A.M. Castle & Co.	21,300	703,326
Century Aluminum Co.*	3,900	201,006

		904,332

Multiline Retail (1.0%)
Tuesday Morning Corp.	46,900	546,854

		546,854

Oil, Gas & Consumable Fuels (2.9%)
Evergreen Energy, Inc.*	169,700	622,799
World Fuel Services Corp.	24,000	981,360

		1,604,159

Personal Products (2.7%)
Physicians Formula Holdings, Inc.*	100,000	1,495,000

		1,495,000

Pharmaceuticals (3.0%)
Obagi Medical Products, Inc.*	31,600	534,988
Sciele Pharma, Inc.*	48,700	1,129,353

		1,664,341

Real Estate Investment Trusts (REITs) (10.5%)
Ashford Hospitality Trust	124,860	1,276,069
CBRE Realty Finance, Inc.	122,700	1,137,429
Investors Real Estate Trust	43,200	415,584
Lexington Corporate Properties Trust	12,370	233,422
LTC Properties, Inc.	26,100	523,827
Mack-Cali Realty Corp.	25,200	972,720
Omega Healthcare Investors, Inc.	67,700	875,361
Quadra Realty Trust, Inc.*	36,780	326,239

		5,760,651

Road & Rail (1.3%)
Celadon Group, Inc.*	47,600	716,856

		716,856

Semiconductors & Semiconductor Equipment (4.5%)
On Semiconductor Corp.*	94,800	1,120,536
RF Micro Devices, Inc.*	70,500	489,270
Silicon Motion Technology Corp. ADR — KY*	45,000	823,500

		2,433,306

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Leaders Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Software (3.1%)
Radiant Systems, Inc.*	90,000	$1,251,000
Sonic Solutions*	38,000	424,840

		1,675,840

Specialty Retail (4.0%)
Circuit City Stores, Inc.	105,000	1,249,500
Jos. A. Bank Clothiers, Inc.*	27,000	931,500

		2,181,000

Textiles, Apparel & Luxury Goods (4.7%)
Crocs, Inc.*	27,200	1,613,504
Iconix Brand Group, Inc.*	47,000	929,660

		2,543,164

Trading Companies & Distributors (3.9%)
H&E Equipment Services, Inc.*	42,500	1,154,725
UAP Holding Corp.	35,000	950,950

		2,105,675

Total Investments(a)
(Cost $50,413,178) — 92.1%		50,294,597
Other assets in excess of liabilities — 7.9%		4,312,069

NET ASSETS — 100.0%		$54,606,666

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

KY	Cayman Islands
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide U.S. Growth Leaders Fund

	Shares	Value
COMMON STOCKS (96.4%)
Aerospace & Defense (6.3%)
Precision Castparts Corp.	27,100	$3,714,326
Rockwell Collins, Inc.(a)	51,350	3,527,745

		7,242,071

Air Freight & Logistics (2.5%)
C.H. Robinson Worldwide, Inc.	58,140	2,828,511

		2,828,511

Biotechnology (4.5%)
Gilead Sciences, Inc.*	140,480	5,230,070

		5,230,070

Capital Markets (4.0%)
Northern Trust Corp.	73,980	4,620,791

		4,620,791

Chemicals (3.4%)
Monsanto Co.	60,690	3,911,470

		3,911,470

Communications Equipment (10.9%)
Cisco Systems, Inc.*	237,540	6,867,281
Corning, Inc.*	122,300	2,915,632
Foundry Networks, Inc.*	155,790	2,740,346

		12,523,259

Computers & Peripherals (3.4%)
Hewlett-Packard Co.	86,470	3,980,214

		3,980,214

Diversified Financial Services (8.0%)
Goldman Sachs Group, Inc.	13,720	2,584,025
IntercontinentalExchange, Inc.*	19,780	2,989,351
Invesco PLC Sponsored ADR — GB(a)	143,910	3,625,093

		9,198,469

Electrical Equipment (5.1%)
Cooper Industries Ltd., Class A ADR — BM	110,330	5,838,663

		5,838,663

Energy Equipment & Services (2.6%)
Transocean, Inc. ADR — KY*	27,800	2,987,110

		2,987,110

Food & Staples Retailing (3.3%)
CVS Caremark Corp.	108,040	3,801,928

		3,801,928

Food Products (3.0%)
PepsiCo, Inc.	52,910	3,471,954

		3,471,954

Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	53,160	2,796,216

		2,796,216

Hotels, Restaurants & Leisure (1.5%)
MGM Grand, Inc.*	24,190	1,768,531

		1,768,531

Internet Software & Services (3.7%)
Akamai Technologies, Inc.*	38,340	1,302,026
Google, Inc., Class A*	5,820	2,968,200

		4,270,226

IT Services (3.7%)
Bladelogic, Inc.*(a)	40,800	1,050,600

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
IT Services (continued)
Cognizant Technology Solutions Corp.*	39,370	$3,188,183

		4,238,783

Life Sciences Tools & Services (3.2%)
Thermo Fisher Scientific, Inc.*	70,600	3,686,026

		3,686,026

Media (2.5%)
Comcast Corp., Class A*	108,010	2,837,423

		2,837,423

Metals & Mining (2.2%)
Allegheny Technologies, Inc.	24,060	2,524,616

		2,524,616

Multiline Retail (2.6%)
Kohl’s Corp.*	50,290	3,057,632

		3,057,632

Oil, Gas & Consumable Fuels (4.8%)
Ultra Petroleum Corp.*	32,560	1,800,243
XTO Energy, Inc.	68,940	3,759,298

		5,559,541

Pharmaceuticals (2.9%)
Shire PLC ADR — GB	45,730	3,374,417

		3,374,417

Semiconductors & Semiconductor Equipment (4.8%)
MEMC Electronic Materials, Inc.*	30,860	1,892,335
NVIDIA Corp.*	79,110	3,620,074

		5,512,409

Software (5.1%)
Adobe Systems, Inc.*	62,790	2,529,809
Oracle Corp.*	176,200	3,368,944
		5,898,753

Total Common Stocks (Cost $108,731,148)		111,159,083

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.4%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $3,991,600, collateralized by U.S. Government Agency Mortgages with a market value of $4,070,828	$3,991,008	3,991,008

Total Investments
(Cost $112,722,155) (b) — 99.8%		115,150,091

Other assets in excess of liabilities — 0.2%		207,135

NET ASSETS — 100.0%		$115,357,226

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2007.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BM	Bermuda

GB	United Kingdom

KY	Cayman Islands
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Worldwide Leaders Fund

	Shares	Value
COMMON STOCKS (98.1%)
Australia (1.9%)(a)
Diversified Telecommunication Services— 1.9%
Telstra Corp. Ltd.	541,800	$1,422,533

Brazil (2.1%)
Metals & Mining— 2.1%
Cia Vale Do Rio Sponsored ADR	37,100	1,570,443

China (3.0%)(a)
Commercial Bank— 3.0%
China Construction Bank, Class H	2,960,000	2,195,070

France (4.1%)(a)
Commercial Bank— 4.1%
Societe Generale	17,600	3,024,749

Germany (11.1%)(a)
Auto Components— 2.5%
Continental AG	12,700	1,835,716

Automobiles— 3.0%
Daimler Chrysler AG(c)	25,000	2,263,740

Machinery— 4.2%
MAN AG	21,500	3,116,557

Semiconductors & Semiconductor Equipment— 1.4%
Infineon Technologies AG*(c)	64,200	1,051,217

		8,267,230

Hong Kong (3.5%)
Industrial Conglomerate— 2.4%(a)
Hutchison Whampoa Ltd.	166,000	1,764,719

Real Estate Management & Development— 1.1%
New World Department Store China*	45,807	35,589

New World Development Co. Ltd.(a)	322,000	786,647

		822,236

		2,586,955

Japan (13.8%)(a)
Automobiles— 3.0%
Toyota Motor Corp.	36,800	2,237,453

Road & Rail— 3.2%
East Japan Railway Co.	318	2,358,884

Software— 3.9%
Nintendo Co. Ltd.	6,000	2,893,141

Tobacco— 3.7%
Japan Tobacco, Inc.	544	2,765,025

		10,254,503

Netherlands (2.4%)(a)
Household Durables— 2.4%
Koninklijke Philips Electronics NV	44,600	1,802,691

Republic of Korea (0.8%)(a)
Semiconductors & Semiconductor Equipment— 0.8%
Hynix Semiconductor, Inc.*	14,800	596,500

Switzerland (7.9%)(a)
Capital Markets— 3.4%
Julius Baer Holding Ltd.	36,400	2,545,957

Electrical Equipment— 2.6%
ABB Ltd.	80,700	1,941,219

Insurance— 1.9%
Zurich Financial Services AG	4,800	1,399,031

		5,886,207

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
United Kingdom (7.4%)(a)
Metals & Mining— 7.4%
BHP Billiton PLC	122,200	$3,585,056
Rio Tinto PLC	27,000	1,947,758

		5,532,814

United States (40.1%)
Aerospace & Defense— 3.2%
Boeing Co. (The)	23,200	2,399,576

Air Freight & Logistics— 3.5%
FedEx Corp.	23,600	2,613,464

Communications Equipment— 3.0%
Cisco Systems, Inc.*	76,800	2,220,288

Computers & Peripherals— 7.8%
Apple, Inc.*	25,300	3,333,528
Hewlett-Packard Co.	53,900	2,481,017

		5,814,545

Food & Staples Retailing— 2.8%
CVS Caremark Corp.	58,800	2,069,172

Hotels, Restaurants & Leisure— 6.2%
McDonald’s Corp.	46,600	2,230,742

Starwood Hotels & Resorts Worldwide, Inc.	37,200	2,342,112

		4,572,854

Media— 3.0%
News Corp., Class B	98,200	2,225,212

Oil, Gas & Consumable Fuels— 4.5%
ConocoPhillips	41,800	3,379,112

Real Estate Management & Development— 2.3%
CB Richard Ellis Group, Inc., Class A*	48,800	1,704,096

Road & Rail— 3.8%
Union Pacific Corp.	23,400	2,787,876

		29,786,195

Total Common Stocks (Cost $67,111,168)		72,925,890

REPURCHASE AGREEMENTS (3.0%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $2,206,714, collateralized by U.S. Government Agency Mortgages with a market value of $2,250,526	$2,206,398	2,206,398

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.8%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $1,361,517, collateralized by U.S. Government Agency Mortgages with a market value of $1,388,541	1,361,315	1,361,315

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Worldwide Leaders Fund

		Market
Description	Units	Value
Total Investments
(Cost $70,678,881) (b) — 102.9%		76,493,603
Liabilities in excess of other assets — (2.9)%		(2,182,499)

NET ASSETS — 100.0%		$74,311,104

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(c)	All or part of the security was on loan as of July 31, 2007.

ADR	American Depositary Receipt
At July 31, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)
Long Contracts:
Japanese Yen	08/03/07	25,224,061	$211,569	$213,043	$1,474
Swiss Franc	08/03/07	2,305,938	1,915,549	1,919,688	4,139

Total Long Contracts		27,529,999	$2,127,118	$2,132,731	$5,613

See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide China Opportunities Fund

	Shares	Value
COMMON STOCKS (86.9%)
Canada (0.8%)
Metals & Mining— 0.8%
Silvercorp Metals, Inc.	31,100	$605,962

Cayman Islands (0.8%)(a)
Textiles, Apparel & Luxury Goods— 0.8%
China Ting Group Holdings Ltd.	1,788,000	548,445

China (28.0%)
Commercial Banks— 5.3%
China Construction Bank, Class H(a)	3,291,000	2,440,532
Shenzhen Development Bank*	309,800	1,480,844

		3,921,376

Construction & Engineering— 1.4%(a)
China Communications Construction Co. Ltd.	456,000	1,023,289

Construction Materials— 1.9%(a)
Anhui Conch Cement Co. Ltd.	218,000	1,386,622

Energy Equipment & Services— 1.2%(a)
China Oilfield Servies Ltd.	610,000	879,182

Food & Staples Retailing— 0.6%
Wumart Stores, Inc.	492,000	411,168

Health Care Equipment & Supplies— 2.6%
China Medical Technologies, Inc. ADR	20,700	677,304
Shandong Weigao Group Medical Polymer Co. Ltd.(a)	512,000	1,271,621

		1,948,925

Insurance— 3.0%(a)
Ping An Insurance (Group) Co. of China Ltd.	261,000	2,228,597

Manufacturing— 1.3%
Fosun International	123,500	229,461
Yangzijiang Shipbuilding Holdings Ltd.*	544,000	700,059

		929,520

Media— 1.7%
Focus Media Holding Ltd. ADR	31,300	1,293,003

Metals & Mining— 2.6%
China Coal Energy Co., Class H*	1,017,000	1,882,771

Oil, Gas & Consumable Fuels— 5.5%
China Petroleum & Chemical Corp.(a)	590,000	626,090
China Shenhua Energy Co.(a)	382,500	1,501,523
PetroChina Co. Ltd.(a)	1,254,000	1,848,818
PetroChina Co. Ltd. ADR	621	91,448

		4,067,879

Textiles, Apparel & Luxury Goods— 0.9%(a)
China Sky Chemical Fibre Co. Ltd.	441,000	658,525

		20,630,857

Hong Kong (52.8%)
Auto Components— 1.3%(a)
Minth Group Ltd.	594,000	957,440

Chemicals— 1.0%(a)
Sinochem Hong Kong Holdings Ltd.	1,104,000	761,561

Commercial Bank— 1.8%(a)
CITIC International Financial Holdings Ltd.	1,577,000	1,302,210

Containers & Packaging— 1.3%(a)
Vision Grande Group Holdings Ltd.	701,000	943,432

Diversified Financial Services— 2.5%(a)
Hong Kong Exchanges & Clearing Ltd.	112,000	1,827,729

Electronic Equipment & Instruments— 1.4%(a)
Aac Acoustic Technology Hold*	874,000	1,035,081

Energy Equipment & Services— 0.5%(a)
Anhui Tianda Oil Pipe Co., Class H	328,000	329,481

Food Products— 2.2%(a)
China Mengniu Dairy Co.	466,000	1,642,404

Health Care Equipment & Supplies— 0.0%
Moulin Global Eyecare Holdings Ltd. (b)*	272,000	0

Household Products— 1.6%(a)
Huabao International Holdings Ltd.	1,255,000	1,181,525

Insurance— 4.5%(a)
China Insurance International Holdings Co. Ltd.*	719,000	1,731,584
China Life Insurance Co. Ltd.	369,000	1,591,734

		3,323,318

Leisure Equipment & Products— 1.8%(a)
LI Ning Co. Ltd.	546,000	1,294,076

Machinery— 1.4%(a)
China Infrastructure Machinery	454,000	1,010,530

Marine— 1.9%(a)
Orient Overseas International Ltd.	114,000	1,357,149

Multi-Utility— 1.5%(a)
China Resources Power Holdings Co. Ltd.	438,000	1,118,084

Multiline Retail— 1.2%(a)
Lifestyle International Holdings Ltd.	224,500	894,356

Oil, Gas & Consumable Fuels— 1.8%(a)
CNPC Hong Kong Ltd.	2,200,000	1,339,625

Paper & Forest Products— 1.9%(a)
Nine Dragons Paper Holdings Ltd.	479,000	1,406,026

Real Estate Management & Development— 10.3%
Cheung Kong Holdings Ltd.(a)	83,000	1,164,754
Chinese Estates Holdings Ltd.(a)	504,568	916,659
Hopewell Holdings Ltd.(a)	220,000	949,963
Kerry Properties Ltd.(a)	198,000	1,426,919
New World Department Store China*	108,000	83,908
New World Development Co. Ltd.(a)	370,387	904,857
Shimao Property Holdings Ltd.(a)	422,500	1,114,083
Shun Tak Holdings Ltd.(a)	678,000	1,046,858

		7,608,001

Software— 0.6%(a)
Proactive Technology Holdings Ltd.*	230,000	452,027

Specialty Retail— 2.1%
Belle International Holdings Ltd.	244,000	283,732
Esprit Holdings Ltd.(a)	93,600	1,250,929

		1,534,661

Textiles, Apparel & Luxury Goods— 1.2%(a)
Peace Mark Holdings Ltd.	200,000	311,162
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide China Opportunities Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Hong Kong (continued)
Prime Success International Group Ltd.	718,000	$595,490

		906,652

Transportation— 1.9%(a)
Pacific Basin Shipping Ltd.	952,000	1,391,182

Transportation Infrastructure— 1.7%(a)
Dalian Port (PDA) Co. Ltd., Class H	1,608,000	1,235,757

Wireless Telecommunication Services— 5.4%
China Mobile Ltd.(a)	238,000	2,734,859
China Mobile Ltd. Sponsored ADR	15,355	881,223
Citic 1616 Holdings Ltd.*	770,000	341,426

		3,957,508

		38,809,815

Singapore (3.7%)(a)
Diversified Consumer Services— 0.8%
Raffles Education Corp, Ltd.	534,000	628,131

Marine— 2.2%
CosCo Corp. Singapore Ltd.	481,000	1,597,984

Water Utility— 0.7%
Sino- Environment Technology*	279,000	525,580

		2,751,695

United Kingdom (0.8%)(a)
Metals & Mining— 0.8%
Prosperity Minerals Holdings Ltd.	157,594	578,008

Total Common Stocks (Cost $44,895,761)		63,924,782

FOREIGN COMMON STOCKS (10.1%)
Bermuda (0.6%)(a)
C C Land Holdings Ltd.	378,000	458,158

Cayman Islands (0.2%)(a)
Global Green Tech Group Ltd.	252,000	132,582

China (3.0%)(a)
Air China	1,210,000	1,066,047
China Shipping Development Co., Ltd.	442,000	1,142,806

		2,208,853

Hong Kong (5.6%)
Byd Co. Ltd.(a)	41,500	298,773
China Bluechemical Ltd.(a)	2,366,000	1,368,719
Gome Electrical Appliances Holdings Ltd.(a)	725,000	1,164,677
Kwg Property*	53,000	73,144
Parkson Retail Group Ltd.(a)	165,500	1,237,176

		4,142,489

United States (0.7%)
Sohu.Com*	16,297	523,623

Total Foreign Common Stocks (Cost $6,914,886)		7,465,705

	Principal Amount	Value
REPURCHASE AGREEMENTS (2.0%)
Nomura Securities, 5.15% dated 07/31/07, due 08/01/07, repurchase price $1,453,837, collateralized by U.S. Government Agency Mortgages with a market value of $1,482,702	$1,453,629	$1,453,629

Total Investments
(Cost $53,264,276) (c) — 99.0%		72,844,116

Other assets in excess of liabilities — 1.0%		737,514

NET ASSETS — 100.0%		$73,581,630

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Security in default.

(c)	See notes to statement of investments for tax unrealized appreciation

(depreciation) of securities.

ADR	American Depositary Receipt
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Emerging Markets Fund

	Shares	Value
COMMON STOCKS (92.2%)
Argentina (0.9%)
Metals & Mining— 0.9%
Tenaris SA ADR	17,200	$828,524

Brazil (14.2%)
Commercial Banks— 2.2%
Banco Bradesco SA, Preferred Shares	41,220	1,076,761
Unibanco GDR	7,400	863,136

		1,939,897

Consumer Finance— 0.4%
Redecard SA*	21,300	363,355

Diversified Telecommunication Services— 1.1%
Brasil Telecom Participacoes SA	15,179	1,004,091

Insurance— 1.0%
Porto Seguro SA	23,300	893,602

Metals & Mining— 2.7%
Companhia Vale do Rio Doce, Preferred Shares, Class A	55,160	2,322,387

Multiline Retail— 2.0%
Lojas Renner SA	91,800	1,721,585

Oil, Gas & Consumable Fuels— 2.8%
Petroleo Brasileiro SA ADR	37,200	2,414,280

Paper & Forest Products— 0.8%
Aracruz Celulose SA ADR	10,522	665,201

Real Estate Management & Development— 0.1%
Mrv Engenharia E Participacoes SA*	6,000	98,497

Transportation Infrastructure— 1.1%
Companhia de Consessoes Rodoviarias	54,495	980,290

		12,403,185
China (8.6%)
Commercial Bank— 1.3%(a)
China Construction Bank, Class H	1,482,000	1,099,018

Construction Materials— 1.6%(a)
Anhui Conch Cement Co. Ltd.	224,200	1,426,058

Insurance— 1.2%(a)
Ping An Insurance (Group) Co. of China Ltd.	125,000	1,067,336

Manufacturing— 0.1%
Fosun International*	54,000	100,331

Media— 0.6%
Focus Media Holding Ltd. ADR*	13,200	545,292

Oil, Gas & Consumable Fuels— 3.8%(a)
China Petroleum & Chemical Corp.	725,600	769,984
China Shenhua Energy Co.	234,000	918,579
PetroChina Co. Ltd.	1,087,800	1,603,783

		3,292,346

		7,530,381

Czech Republic (1.4%)(a)
Electric Utility— 1.4%
CEZ AS	23,300	1,212,024

Hong Kong (7.3%)(a)
Chemicals— 0.5%
Sinochem Hong Kong Holdings Ltd.	692,000	477,355

Distributor— 0.0%
China Resources Enterprise Ltd.	1,200	4,751

Multi-Utility— 1.5%
China Resources Power Holdings Co. Ltd.	501,000	1,278,905

Real Estate Management & Development— 1.6%
Shimao Property Holdings Ltd.	529,400	1,395,966

Textiles, Apparel & Luxury Goods— 0.1%
Ports Design Ltd.	30,000	71,795

Transportation— 1.6%
Pacific Basin Shipping Ltd.	962,400	1,406,380

Wireless Telecommunication Services— 2.0%
China Mobile Ltd.	154,600	1,776,509

		6,411,661

Hungary (0.8%)(a)
Oil, Gas & Consumable Fuels— 0.8%
MOL Magyar Olaj-es Gazipari	4,800	739,500

India (1.2%)
IT Services— 1.2%
Satyam Computer Services Ltd. ADR	39,300	1,047,738

Indonesia (1.7%)(a)
Automobiles— 0.8%
PT Astra International, Inc.	348,000	693,654

Diversified Telecommunication Services— 0.9%
PT Telekomunikasi Indonesia	676,687	804,864

		1,498,518

Israel (1.2%)
Chemicals— 0.3%(a)
Isr Makhteshim Agan Industries	33,800	245,229

Pharmaceutical— 0.9%
Teva Pharmaceutical Industries Ltd. ADR	18,700	785,774

		1,031,003

Kazakhstan (0.8%)(a)
Oil, Gas & Consumable Fuels— 0.8%
Kazmunaigas Exploration Production GDR	29,500	687,542

Malaysia (2.9%)(a)
Commercial Bank— 1.0%
Bumiputra Commerce Holdings Berhad	245,300	826,838

Food Products— 1.1%
IOI Corporation Berhad	632,600	961,028

Hotels, Restaurants & Leisure— 0.8%
Genting Berhard	317,300	724,378

		2,512,244

Mexico (6.1%)
Commercial Bank— 1.4%
Grupo Financiero Banorte SA de CV	279,917	1,242,971

Food & Staples Retailing— 1.0%
Wal-Mart de Mexico SA de CV	239,300	869,706

Industrial Conglomerate— 0.5%
Grupo Carso SA de CV	113,123	453,378

Metals & Mining— 0.9%
Industrias CH SA*	171,700	756,960

Wireless Telecommunication Services— 2.3%
America Movil SA de CV ADR	34,400	2,059,872

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Emerging Markets Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Mexico (continued)
		5,382,887

Pakistan (0.1%)
Commercial Bank— 0.1%
MCB Bank Ltd. GDR	4,270	$90,942

Poland (0.6%)(a)
Commercial Bank— 0.6%
Bank Zachodni WBK SA	5,619	559,994

Republic of Korea (15.7%)
Airline— 0.4%(a)
Korean Air Lines Co. Ltd.	4,630	370,917

Building Products— 0.6%(a)
KCC Corp.	1,100	504,083

Chemicals— 1.0%(a)
LG Chem Ltd.	8,655	864,619

Commercial Banks— 2.0%(a)
Hana Financial Group, Inc.	400	21,589
Industrial Bank of Korea	58,800	1,346,056
Korea Exchange Bank	22,600	350,736

		1,718,381

Construction & Engineering— 3.0%(a)
Hyundai Development Co.	13,060	1,084,000
Hyundai Heavy Industries	3,966	1,530,548

		2,614,548

Diversified Financial Services— 0.8%(a)
Shinhan Financial Group Ltd.	10,080	682,339

Insurance— 0.9%(a)
Samsung Fire & Marine Insurance Co. Ltd.	4,073	836,297

Machinery— 1.6%(a)
Hanjin Heavy Industries & Construction Co. Ltd.	17,490	1,453,651

Metals & Mining— 2.5%(a)
Korea Zinc Co. Ltd.	3,066	675,339

POSCO	2,681	1,550,767

		2,226,106

Multiline Retail— 0.7%
Lotte Shopping Co. Ltd. GDR	31,599	619,340

Semiconductors & Semiconductor Equipment— 2.2%
Samsung Electrical Co. Ltd.(a)	2,031	1,341,167

Samsung Electronics Co. Ltd. GDR	2,256	565,692

		1,906,859

		13,797,140

Russian Federation (9.7%)
Automobiles— 0.8%(a)
JSC Severstal-Avto	19,685	728,345

Commercial Bank— 2.2%(a)
Sberbank RF	468,000	1,902,427

Electric Utility— 0.9%
RAO Unified Energy System GDR	6,052	836,689

Metals & Mining— 1.2%
Chelyabinsk Zink Plant GDR*	7,000	104,860
Norilsk Nickel ADR	4,000	950,000

		1,054,860

Oil, Gas & Consumable Fuels— 3.2%
Gazprom ADR	45,700	1,985,665
Surgutneftegaz ADR	14,414	814,391

		2,800,056

Wireless Telecommunication Services— 1.4%
Mobile Telesystems ADR	18,860	1,206,097

		8,528,474

South Africa (5.3%)(a)
Building Products— 0.4%
Pretoria Portland Cement Co.	61,396	363,375

Commercial Bank— 1.0%
ABSA Group Ltd.	45,400	864,883

Food & Staples Retailing— 0.4%
Massmart Holdings Ltd.	32,400	378,592

Industrial Conglomerate— 0.7%
Barloworld Ltd.	33,289	585,779

Metals & Mining— 0.9%
Anglo Platinum Ltd.	5,568	764,481

Specialty Retail— 0.8%
Truworths International Ltd.	142,000	717,539

Wireless Telecommunication Services— 1.1%
MTN Group Ltd.	70,052	984,329

		4,658,978

Taiwan (10.8%)
Construction Materials— 1.0%(a)
Taiwan Cement Corp.	721,280	868,088

Electronic Equipment & Instruments— 3.2%(a)
Hannstar Display Corporation*	3,417,000	978,912

Hon Hai Precision Industry Co. Ltd.	226,000	1,858,746

		2,837,658

Insurance— 1.1%(a)
Shin Kong Financial Holding Co. Ltd.	789,932	954,447

Semiconductors & Semiconductor Equipment— 4.5%
Advanced Semiconductor Engineering, Inc.*(a)	828,000	1,076,870

MediaTek, Inc.(a)	65,730	1,172,092

Taiwan Semiconductor Manufacturing Co. Ltd.(a)	645,154	1,267,163

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	42,562	432,004

		3,948,129

Textiles, Apparel & Luxury Goods— 1.0%(a)
Formosa Taffeta Co. Ltd.	684,000	834,096

		9,442,418

Thailand (1.2%)
Metals & Mining— 1.2%
Banpu Public Co. Ltd.	123,608	1,021,440

Turkey (1.2%)(a)
Commercial Bank— 1.2%
Turkiye Vakiflar Bankasi	318,915	1,015,114

Venezuela (0.5%)
Metals & Mining— 0.5%
Ternium SA	12,800	395,136

Total Common Stocks (Cost $57,404,773)		80,794,843

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Emerging Markets Fund

	Shares or
	Principal	Market
	Amount	Value
PARTICIPATION NOTES (4.5%)
India (4.4%)
Bharti Tele-Ventures Ltd., 0.00%, 01/24/17*(a)	79,628	$1,777,297
Max India Ltd., 0.00%, 07/12/10*	84,615	450,152
Reliance Industries Ltd., 0.00%, 03/09/09*	24,651	1,156,132
Unitech Ltd., 0.00%, 07/08/10*	32,430	448,831

		3,832,412

Pakistan (0.1%)
Muslim Commercial Bank Ltd., 0.00%m 09/22/09*	27,110	145,852

Total Participation Notes (Cost $3,061,800)		3,978,264

REPURCHASE AGREEMENTS (2.8%)
Nomura Securities, 5.15% dated
07/31/07, due 08/01/07, repurchase price $2,468,897, collateralized by U.S. Government Agency Mortgages with a market value of $2,517,915	2,468,544	2,468,544

Total Investments
(Cost $62,935,117) (b) — 99.5%		87,241,651
Other assets in excess of liabilities — 0.5%		428,794

NET ASSETS — 100.0%		$87,670,445

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depository Receipt
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide International Growth Fund

	Shares	Value
COMMON STOCKS (98.9%)
Australia (3.1%)(a)
Biotechnology— 1.4%
CSL Ltd.	29,990	$2,246,418

IT Services— 1.7%
Computershare Ltd.	315,730	2,647,031

		4,893,449

Austria (1.5%)(a)
Oil, Gas & Consumable Fuels— 1.5%
OMV AG	38,400	2,385,491

Brazil (2.1%)
Metals & Mining— 2.1%
Cia Vale Do Rio Sponsored ADR	78,500	3,322,905

Canada (1.7%)
Metals & Mining— 1.7%
Hudbay Minerals, Inc.	108,890	2,668,903

Cayman Islands (1.0%)
Oil, Gas & Consumable Fuels— 1.0%
Global Santa Fe Corp.	21,880	1,569,015

China (2.5%)(a)
Commercial Bank— 1.0%
China Construction Bank, Class H	2,190,000	1,624,055

Construction & Engineering— 1.5%
China Communications Construction Co. Ltd.	1,053,000	2,362,989

		3,987,044

Finland (2.0%)(a)
Communications Equipment— 2.0%
Nokia OYJ	113,500	3,241,961

France (8.8%)(a)
Auto Components— 1.8%
Compagnie Generale des Etablissements Michelin	21,540	2,843,609

Commercial Bank— 1.8%
Societe Generale	16,700	2,870,075

Electrical Equipment— 1.5%
Alstom RGPT	13,270	2,385,912

Oil, Gas & Consumable Fuels— 2.3%
Total SA	46,800	3,685,184

Textiles, Apparel & Luxury Goods— 1.4%
LVMH Moet Hennessy Louis Vuitton SA	19,225	2,148,314

		13,933,094

Germany (9.4%)
Auto Components— 1.4%(a)
Continental AG	15,750	2,276,577

Automobiles— 4.3%(a)
Daimler Chrysler AG	37,300	3,377,500

Volkswagen AG	18,940	3,415,950

		6,793,450

Machinery— 1.9%(a)
MAN AG	20,460	2,965,803

Manufacturing— 0.6%(b)
Tognum AG	27,818	920,937

Pharmaceutical— 1.2%(a)
Merck KGAA	15,048	1,869,965

		14,826,732

Hong Kong (5.9%)
Machinery— 1.1%(a)
China Infrastructure Machinery	809,000	1,800,703

Real Estate Management & Development— 1.8%
New World Department Store China(b)	89,071	69,201

New World Development Co. Ltd.(a)	1,135,000	2,772,811

		2,842,012

Transportation— 1.4%(a)
Pacific Basin Shipping Ltd.	1,487,000	2,172,992

Wireless Telecommunication Services— 1.6%
China Mobile Ltd. Sponsored ADR	44,000	2,525,160

		9,340,867

Italy (3.8%)(a)
Automobiles— 2.0%
Fiat SpA	107,660	3,165,909

Commercial Bank— 1.8%
UniCredito Italiano SpA	340,530	2,888,402

		6,054,311

Japan (13.1%)(a)
Automobiles— 2.4%
Suzuki Motor Corp.	66,900	1,949,599

Toyota Motor Corp.	31,700	1,927,371

		3,876,970

Machinery— 2.2%
Komatsu Ltd.	108,800	3,434,275

Office Electronics— 1.6%
Canon, Inc.	48,000	2,537,329

Real Estate Management & Development— 1.4%
Mitsui Fudosan Co. Ltd.	87,000	2,271,822

Road & Rail— 0.8%
East Japan Railway Co.	178	1,320,382

Software— 2.6%
Nintendo Co. Ltd.	8,400	4,050,397

Tobacco— 2.1%
Japan Tobacco, Inc.	642	3,263,136

		20,754,311

Malaysia (0.8%)(a)
Hotels, Restaurants & Leisure— 0.8%
Genting Berhard	585,000	1,335,522

Mexico (1.7%)
Commercial Bank— 1.7%
Grupo Financiero Banorte SA de CV	598,750	2,658,748

Netherlands (3.7%)(a)
Household Durables— 1.7%
Koninklijke Philips Electronics NV	66,520	2,688,677

Metals & Mining— 2.0%
Mittal Steel Co. NV	53,160	3,250,215

		5,938,892

Republic of Korea (1.6%)
Metals & Mining— 1.6%
Posco ADR	17,450	2,485,753

Singapore (1.0%)(a)
Airline— 1.0%
Singapore Airlines Ltd.	132,000	1,668,386

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Growth Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Sweden (3.6%)(a)
Commercial Bank— 1.9%
Skandinaviska Enskilda Banken AB	87,870	$3,004,412

Machinery— 1.7%
Atlas Copco AB, B Shares	154,400	2,657,681

		5,662,093

Switzerland (9.8%)(a)
Capital Markets— 3.1%
Credit Suisse Group	38,054	2,482,956

Julius Baer Holding Ltd.	35,490	2,482,308

		4,965,264

Construction Materials— 1.4%
Holcim Ltd.	20,100	2,129,834

Electrical Equipment— 2.1%
ABB Ltd.	135,220	3,252,683

Food Products— 1.3%
Nestle SA	5,430	2,086,606

Insurance— 1.9%
Zurich Financial Services AG	10,430	3,039,978

		15,474,365

United Kingdom (19.8%)(a)
Aerospace & Defense— 1.1%
Rolls-Royce Group PLC	164,869	1,691,578

Airline— 1.3%(b)
British Airways PLC	260,380	2,076,865

Chemicals— 1.3%
Imperial Chemical Industries PLC	161,300	2,038,092

Independent Power Producers & Energy Traders— 1.5%
International Power PLC	281,810	2,342,447

Metals & Mining— 5.5%
Anglo American PLC	1	29

BHP Billiton PLC	102,400	3,004,171

Rio Tinto PLC	39,400	2,842,284

Xstrata PLC	45,160	2,878,214

		8,724,698

Multiline Retail— 0.9%
Whitbread PLC	44,710	1,500,739

Oil, Gas & Consumable Fuels— 4.2%
BG Group PLC	194,600	3,165,148

Royal Dutch Shell PLC, A Shares	88,500	3,436,390

		6,601,538

Tobacco— 1.6%
Imperial Tobacco Group PLC	58,760	2,575,521

Trading Companies & Distributors— 0.9%
SIG PLC	51,590	1,357,742

Water Utility— 1.5%
Pennon Group PLC	197,316	2,429,561

		31,338,781

United States (2.0%)
Oil, Gas & Consumable Fuels— 2.0%
Noble Corp.	18,200	1,864,772

Sunoco, Inc.	19,370	1,292,366

	Principal Amount	Value
COMMON STOCKS (CONTINUED)
United States (continued)
		3,157,138

Total Common Stocks (Cost $140,107,890)		156,697,761

REPURCHASE AGREEMENTS (4.3%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $6,706,265, collateralized by U.S. Government Agency Mortgages with a market value of $6,839,412	$6,705,305	6,705,305

Total Investments (Cost $146,813,195) (b) — 103.2%		163,403,066

Liabilities in excess of other assets — (3.2)%		(4,993,986)

NET ASSETS — 100.0%		$158,409,080

(a)	Fair Valued Security.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
At July 31, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)
Short Contracts:
British Pound	08/01/07	(931,084)	$(1,891,200)	$(1,890,949)	$251
Swiss Franc	08/02/07	(1,517,608)	(1,255,253)	(1,263,095)	(7,842)

Total Short Contracts		(2,448,692)	$(3,146,453)	$(3,154,044)	$(7,591)

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)
Long Contracts:
British Pound	08/02/07	209,411	$423,907	$425,296	$1,389
British Pound	08/03/07	331,339	673,506	672,890	(616)
Euro	08/02/07	1,994,841	2,726,247	2,728,958	2,711
Euro	08/03/07	428,105	586,996	585,717	(1,279)
Japanese Yen	08/03/07	39,750,069	333,406	335,730	2,324
Swedish Krone	08/02/07	1,474,208	219,374	218,865	(509)
Swiss Franc	08/03/07	1,273,668	1,057,073	1,060,325	3,252
Swiss Franc	08/06/07	576,528	478,877	480,077	1,200

		46,038,169	$6,499,386	$6,507,858	$8,472

See Accounpanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Micro Cap Equity Fund

	Shares	Value
COMMON STOCKS (97.6%)
Aerospace & Defense (4.5%)(a)
Limco-Piedmont, Inc.*	79,200	$962,280
LMI Aerospace, Inc.*	60,000	1,330,200
Stanley, Inc.*	67,000	1,193,940

		3,486,420

Air Freight & Logistics (1.2%)(a)
Dynamex, Inc.*	40,000	960,800

		960,800

Auto Components (2.5%)(a)
Amerigon, Inc.*	70,000	1,124,900
Fuel Systems Solutions, Inc.*	50,000	837,000

		1,961,900

Biotechnology (3.9%)
Bio-Reference Laboratories, Inc.*	50,000	1,279,000
Industrial Enterprises of America, Inc.*(a)	225,000	920,250
Strategic Diagnostics, Inc.*	180,000	786,600

		2,985,850

Capital Markets (1.3%)(a)
FirstCity Financial Corp.*	120,000	1,020,000

		1,020,000

Commercial Banks (1.6%)(a)
Vineyard National Bancorp Co.	60,000	1,241,400

		1,241,400

Commercial Services & Supplies (6.6%)
Cash Systems, Inc.*(a)	170,000	1,169,600
Gaming Partners International Corp.(a)	90,000	1,180,800
GP Strategies Corp.*	100,000	1,078,000
Media Sciences International, Inc.*(a)	180,000	1,110,600
Multi-Color Corp.	14,780	559,275

		5,098,275

Communications Equipment (3.4%)(a)
Globecomm Systems, Inc.*	100,000	1,230,000
Sirenza Microdevices, Inc.*	120,000	1,363,200

		2,593,200

Computers & Peripherals (4.0%)
Cray, Inc.*(a)	110,000	797,500
Hurco Co., Inc.*	25,000	1,164,500
LivePerson, Inc.*(a)	135,500	710,020
Netlist, Inc.*(a)	175,000	435,750

		3,107,770

Diversified Financial Services (2.6%)(a)
Marlin Business Services, Inc.*	40,000	779,600
Medallion Financial Corp.	110,000	1,263,900

		2,043,500

Electrical Equipment (2.9%)
BTU International, Inc.*(a)	90,000	1,187,100
Labarge, Inc.*	90,000	1,084,500

		2,271,600

Electronic Equipment & Instruments (2.9%)
Cyberoptics Corp.*(a)	90,000	1,123,200
Spectrum Control, Inc.*	70,000	1,142,400

		2,265,600

Energy Equipment & Services (2.7%)(a)
ENGlobal Corp.*	120,000	1,264,800
TGC Industries, Inc.*	83,531	785,191

		2,049,991

Food Products (1.2%)
Overhill Farms, Inc.*	160,000	928,000

		928,000

Health Care Equipment & Supplies (11.5%)
Angiodynamics, Inc.*(a)	85,000	1,595,450
Lemaitre Vascular, Inc.*	190,000	1,134,300
MEDTOX Scientific, Inc.*	31,426	615,950
MTS Medication Technologies*	69,500	823,575
Neogen Corp.*(a)	48,200	1,408,886
Rockwell Medical Technologies, Inc.*(a)	210,000	1,108,800
ThermoGenesis Corp.*	520,000	1,232,400
Trinity Biotech PLC Sponsor ADR-IE*(a)	90,000	971,100

		8,890,461

Health Care Providers & Services (7.5%)
Allied Healthcare International, Inc.*(a)	480,500	1,249,300
Anika Therapeutics, Inc.*(a)	78,145	1,560,556
CryoLife, Inc.*(a)	100,000	955,000
Health Grades, Inc.*	200,000	1,246,000
I-trax, Inc.*(a)	220,000	792,000

		5,802,856

Health Care Technology (1.7%)(a)
Merge Technologies, Inc.*	240,000	1,305,600

		1,305,600

Insurance (3.0%)
21st Century Holding Co.(a)	105,500	1,290,265
First Mercury Financial Corp.*	50,000	989,000

		2,279,265

Internet Software & Services (6.6%)
Imergent, Inc.	50,300	1,086,480
TheStreet.com, Inc.(a)	130,000	1,444,300
Think Partnership, Inc.*(a)	485,000	1,086,400
Website Pros, Inc.*	150,000	1,456,500

		5,073,680

IT Services (2.5%)
NCI, Inc.*	50,000	779,500
Starlims Technologies Ltd.*(a)	99,050	1,112,332

		1,891,832

Leisure Equipment & Products (1.1%)
Cybex International, Inc.*	138,900	813,954

		813,954

Life Sciences Tools & Services (2.7%)
Kendle International, Inc.*	35,200	1,300,640
Matrixx Initiatives, Inc.*(a)	34,700	745,703

		2,046,343

Machinery (1.5%)(a)
Sun Hydraulics Corp.	40,000	1,188,800

		1,188,800

Oil, Gas & Consumable Fuels (2.4%)(a)
MC Shipping, Inc.	130,000	1,817,400

		1,817,400

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Micro Cap Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Personal Products (0.7%)(a)
Physicians Formula Holdings, Inc.*	34,700	$518,765

		518,765

Pharmaceuticals (1.5%)(a)
Obagi Medical Products, Inc.*	70,000	1,185,100

		1,185,100

Road & Rail (1.4%)(a)
Celadon Group, Inc.*	70,000	1,054,200

		1,054,200

Semiconductors & Semiconductor Equipment (4.9%)
Amtech Systems, Inc.*(a)	60,600	735,078
FSI International, Inc.*(a)	300,000	852,000
Pericom Semiconductor Corp.*	100,000	1,068,000
Ultra Clean Holdings, Inc.*(a)	80,000	1,125,600

		3,780,678

Software (5.1%)
Double-Take Software, Inc.*	80,000	1,220,800
Radiant Systems, Inc.*(a)	110,000	1,529,000
TeleCommunication Systems, Inc.*	270,000	1,163,700

		3,913,500

Textiles, Apparel & Luxury Goods (2.2%)
Hartmarx Corp.*	197,700	1,690,335

		1,690,335

Total Common Stocks (Cost $73,093,301)		75,267,075

REPURCHASE AGREEMENTS (2.7%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $2,131,301, collateralized by U.S. Government Agency Mortgages with a market value of $2,173,616	$2,130,966	2,130,966

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (38.2%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $29,451,354, collateralized by U.S. Government Agency Mortgages with a market value of $30,035,926	29,446,986	29,446,986

Total Investments
(Cost $104,671,253) (b) — 138.5%		106,845,027
Liabilities in excess of other assets — (38.5)%		(29,707,227)

NET ASSETS — 100.0%		$77,137,800

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2007.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IE	Ireland
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide U.S. Growth Leaders Long-Short Fund

	Shares	Value
COMMON STOCKS — LONG POSITIONS (67.4%)(b)
Aerospace & Defense (3.2%)
Boeing Co. (The)	6,660	$688,844
Precision Castparts Corp.	5,640	773,018
Rockwell Collins, Inc.	13,280	912,336

		2,374,198

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	14,920	725,858

Biotechnology (3.3%)
Celgene Corp.*	12,070	730,959
FEI Co.*	9,280	266,151
Gilead Sciences, Inc.*	30,010	1,117,272
Pharmion Corp.*	13,420	326,911

		2,441,293

Capital Markets (1.2%)
Northern Trust Corp.	14,000	874,440

Chemicals (2.4%)
Monsanto Co.	16,250	1,047,313
Praxair, Inc.	9,960	763,135

		1,810,448

Commercial Banks (2.2%)
National Bank of Greece S.A. ADR	65,890	779,479
PNC Bank Corp.	12,810	853,786

		1,633,265

Commercial Services & Supplies (0.7%)
Resources Connection, Inc.*	17,390	564,653

Communications Equipment (4.2%)
Cisco Systems, Inc.*	50,790	1,468,339
Corning, Inc.*	37,600	896,384
Foundry Networks, Inc.*	43,190	759,712

		3,124,435

Computers & Peripherals (2.5%)
Hewlett-Packard Co.	32,100	1,477,563
Sun Microsystems, Inc.*	73,000	372,300

		1,849,863

Diversified Financial Services (4.4%)
Blackrock, Inc.	5,760	918,720
Goldman Sachs Group, Inc.	3,250	612,105
IntercontinentalExchange, Inc.*	6,390	965,721
Invesco PLC Sponsored ADR — GB	30,480	767,791

		3,264,337

Electrical Equipment (3.2%)
Ametek, Inc.	23,385	912,483
Cooper Industries Ltd., Class A ADR — BM	28,270	1,496,048

		2,408,531

Energy Equipment & Services (0.8%)
Transocean, Inc. ADR — KY*	5,760	618,912

Food & Staples Retailing (1.3%)
CVS Caremark Corp.	28,360	997,989
Food Products (2.4%)
Kraft Foods, Inc.	10,525	344,694
PepsiCo, Inc.	22,700	1,489,574

		1,834,268

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	13,790	725,354
Hologic, Inc.*	11,830	612,794

		1,338,148

Hotels, Restaurants & Leisure (2.1%)
MGM Grand, Inc.*	7,820	571,720
P.F. Chang’s China Bistro, Inc.*	12,320	403,357
WMS Industries, Inc.*	21,970	573,197

		1,548,274

Insurance (0.9%)
Prudential Financial, Inc.	7,800	691,314

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	12,240	415,670

IT Services (3.6%)
Alliance Data Systems Corp.*	22,670	1,741,056
Cognizant Technology Solutions Corp.*	11,950	967,711

		2,708,767

Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc.*	15,070	786,805

Media (1.2%)
Comcast Corp., Class A*	34,865	915,904

Metals & Mining (0.7%)
Allegheny Technologies, Inc.	4,930	517,305

Multiline Retail (1.5%)
Kohl’s Corp.*	18,330	1,114,464

Oil, Gas & Consumable Fuels (4.5%)
CONSOL Energy, Inc.	12,700	528,955
Range Resources Corp.	17,280	641,779
Ultra Petroleum Corp.*	10,170	562,299
Valero Energy Corp.	7,800	522,678
XTO Energy, Inc.	20,560	1,121,137

		3,376,848

Pharmaceuticals (2.9%)
Abbott Laboratories	14,180	718,784
Shire PLC ADR — GB	10,560	779,223
Wyeth	13,500	655,020

		2,153,027

Semiconductors & Semiconductor Equipment (7.5%)
Applied Materials, Inc.	55,140	1,215,286
Intel Corp.	31,400	741,668
Intersil Corp.	22,670	663,097
MEMC Electronic Materials, Inc.*	9,700	594,804
NVIDIA Corp.*	22,780	1,042,413
PLX Technology, Inc.*	47,250	521,640
SiRF Technology Holdings, Inc.*	16,250	380,900
Varian Semiconductor Equipment Associates., Inc.*	9,580	450,260

		5,610,068

Software (4.0%)
Adobe Systems, Inc.*	18,070	728,040
NAVTEQ Corp.*	11,700	633,321
Oracle Corp.*	45,750	874,740
Symantec Corp.*	38,350	736,320

		2,972,421

Specialty Retail (1.0%)
American Eagle Outfitters Ltd.	30,150	731,439

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide U.S. Growth Leaders Long-Short Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS — LONG POSITIONS (b) (CONTINUED)
Transportation (0.6%)
Genesis Lease Ltd. ADR — IE	16,520	$424,729

Wireless Telecommunication Services (0.8%)
Metropcs Communications, Inc.*	15,820	579,328

Total Common Stocks — Long Positions (Cost $50,098,833)		50,407,001

EXCHANGE TRADED FUNDS — LONG POSITIONS (4.8%)
Equity Funds (4.8%)
UltraShort Dow30 ProShares	$32,570	1,694,617
UltraShort Russell 2000 ProShares	26,280	1,911,870

Total Exchange Traded Funds — Long Positions (Cost $3,309,396)		3,606,487

REPURCHASE AGREEMENTS (27.5%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $20,598,908, collateralized by U.S. Government Agency Mortgages with a market value of $21,007,881	20,595,962	20,595,962

Total Investments
(Cost $74,004,190) (a) — 99.7%		74,609,450
Other assets in excess of liabilities — 0.3%		194,838

NET ASSETS — 100.0%		$74,804,288

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	All long positions held as collateral for securities sold short.

ADR	American Depositary Receipt

BM	Bermuda

GB	United Kingdom

IE	Ireland

KY	Cayman Islands
See Accompanying Notes to Statements of Investments

Statement of Securities Sold Short
July 31, 2007 (Unaudited)
Nationwide U.S. Growth Leaders Long-Short Fund

	Principal Amount	Value
COMMON STOCKS — SHORT POSITIONS (26.1%)
Bank (0.8%)
SunTrust Banks, Inc.	7,630	$597,429
Chemicals (0.5%)
Westlake Chemical Corp.	14,200	354,716
Commercial Banks (1.7%)
IndyMac Bancorp, Inc.	24,200	532,400
Wachovia Corp.	16,060	758,193
Communications Equipment (1.1%)
CommScope, Inc.*	7,080	385,364
Tekelec*	34,900	447,069
		832,433

Construction & Engineering (0.5%)
M.D.C. Holdings, Inc.	8,090	372,140

Diversified Telecommunication Services (1.2%)
NeuStar, Inc.*	30,900	891,156

Electrical Equipment (1.4%)
Xilinx, Inc.	41,560	1,039,000

Entertainment (0.7%)
Regal Entertainment Group	26,400	564,696

Food & Staples Retailing (0.7%)
Bob Evans Farms, Inc.	17,240	559,438

Food Products (0.5%)
Kraft Foods, Inc.	10,526	344,726

Health Care Equipment & Supplies (0.9%)
Stryker Corp.	11,300	705,459

Health Care Providers & Services (0.7%)
Psychiatric Solutions, Inc.*	15,300	521,577

Insurance (2.0%)
Ambac Financial Group, Inc.	4,900	329,035
SAFECO Corp.	19,600	1,146,012

		1,475,047

IT Services (1.5%)
Equinix, Inc.*	6,280	545,795
Unisys Corp.*	69,410	561,527

		1,107,322

Manufacturing (0.7%)
Rockwell Automation, Inc.	7,830	548,022

Metals & Mining (1.0%)
Alpha Natural Resources, Inc.*	41,440	739,704

Oil, Gas & Consumable Fuels (5.6%)
Chesapeake Energy Corp.	22,000	748,880
EOG Resources, Inc.	15,690	1,099,869
Tidewater, Inc.	15,760	1,078,299
Weatherford International Ltd.*	22,390	1,238,839

		4,165,887

Pharmaceutical (0.5%)
Novartis AG ADR — CH	6,900	372,255

Semiconductors & Semiconductor Equipment (2.1%)
ASML Holding N.V.*	19,000	561,640
Novellus Systems, Inc.*	34,370	980,232

		1,541,872

Software (0.5%)
ANSYS, Inc.*	14,390	374,716

Specialty Retail (0.7%)
Christopher & Banks Corp.	33,920	506,086

Transportation (0.8%)
Con-way, Inc.	12,150	600,089

Total Common Stocks — Short Positions (Proceeds $20,018,199)		19,504,363

EXCHANGE TRADED FUND — SHORT POSITIONS (4.1%)
Equity Fund (4.1%)
iShares Russell 1000 Index	39,240	3,097,998

Total Securities Sold Short
(Proceeds $22,765,901) — 30.2%		22,602,361

*	Denotes a non-income producing security.

ADR	American Depositary Receipt

CH	Switzerland
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
ASSET-BACKED SECURITIES (2.0%)
Auto Loan (0.7%)
Nissan Auto Receivables Owner Trust, 4.74%, 09/15/09	$7,679,000	$7,645,573

Diversified Financial Services (1.3%)(a)
Aegis Asset Backed Securities Trust, 5.40%, 01/25/37	4,529,659	4,528,658
Fremont Home Loan Trust, 5.49%, 01/25/36	3,560,342	3,560,652
Residential Accredit Loans, Inc., 5.50%, 11/25/36	5,730,569	5,722,768

		13,812,078

Total Asset-Backed Securities (Cost $21,468,346)		21,457,651

CORPORATE BONDS (25.4%)
Aerospace & Defense (0.0%)
General Dynamics Corp., 4.25%, 05/15/13	175,000	164,328

Airlines (0.0%)
Continental Airlines, Inc.
7.92%, 05/01/10	250,000	258,750
6.56%, 08/15/13	162,000	167,165

		425,915

Automobiles (1.6%)
DaimlerChrysler AG
4.05%, 06/04/08(b)	451,000	444,481
5.88%, 03/15/11	2,013,000	2,021,469
7.30%, 01/15/12	271,000	286,949
6.50%, 11/15/13	338,000	346,334
8.50%, 01/18/31	256,000	316,830
Ford Credit Auto Owner Trust, 5.42%, 07/15/09	7,010,736	7,012,672
Honda Auto Receivables Owner Trust, 5.12%, 10/15/10	6,551,000	6,543,343

		16,972,078

Banks (6.4%)
Bank of America Corp.
3.25%, 08/15/08	221,000	216,181
4.50%, 08/01/10	144,000	141,001
4.38%, 12/01/10	410,000	398,654
5.38%, 08/15/11	267,000	265,795
4.88%, 09/15/12	201,000	194,600
4.88%, 01/15/13	451,000	434,894
4.75%, 08/01/15	431,000	400,799
5.25%, 12/01/15(b)	513,000	493,099
6.00%, 06/15/16	205,000	207,828
5.63%, 10/14/16	1,845,000	1,809,323
4.84%, 07/10/45	1,936,000	1,822,899
5.36%, 10/10/45	2,830,000	2,719,764
Bank of New York Corp., 5.05%, 03/03/09	369,000	366,491
BB&T Corp.
6.50%, 08/01/11	1,558,000	1,617,084
4.75%, 10/01/12	164,000	157,971
Capital One Bank Corp.
5.75%, 09/15/10	164,000	164,627
5.13%, 02/15/14	535,000	511,454
Capital One Financial
5.50%, 06/01/15	308,000	292,470
5.25%, 02/21/17	211,000	192,005
Citigroup, Inc.
6.38%, 11/15/08	113,000	114,600
3.63%, 02/09/09	582,000	569,132
4.13%, 02/22/10	369,000	359,852
4.63%, 08/03/10	226,000	222,557
6.50%, 01/18/11	92,000	95,061
5.13%, 02/14/11	62,000	61,372
6.00%, 02/21/12	103,000	104,836
5.25%, 02/27/12	1,250,000	1,233,300
5.63%, 08/27/12	205,000	205,635
5.30%, 01/07/16	246,000	234,207
5.85%, 08/02/16	287,000	287,382
6.63%, 06/15/32	232,000	240,493
5.88%, 02/22/33	82,000	77,203
5.85%, 12/11/34	625,000	584,629
Comerica, Inc., 4.80%, 05/01/15	123,000	113,827
European Investment Bank, 5.13%, 09/13/16	250,000	247,140
Fifth Third Bank, 4.20%, 02/23/10	707,000	690,250
First Union National Bank, 6.14%, 03/15/33	2,177,847	2,212,270
Golden West Financial Corp., 4.75%, 10/01/12	109,000	106,191
HSBC Bank USA
3.88%, 09/15/09	728,000	705,974
4.63%, 04/01/14	410,000	381,728
5.88%, 11/01/34	498,000	467,475
HSBC Holdings PLC, 6.50%, 05/02/36	500,000	498,643
Inter-American Development Bank
5.00%, 04/05/11	250,000	250,189
5.13%, 09/13/16	415,000	409,561
JP Morgan Chase & Co.
6.25%, 01/15/09	41,000	41,409
3.50%, 03/15/09(b)	1,005,000	978,864
7.88%, 08/01/10	41,000	43,748
4.50%, 11/15/10	1,128,000	1,103,428
4.60%, 01/17/11	410,000	401,018
5.60%, 06/01/11	1,435,000	1,442,373
6.63%, 03/15/12	447,000	467,108
5.25%, 01/30/13	103,000	101,411
4.75%, 03/01/15(b)	176,000	165,483
5.15%, 10/01/15	349,000	328,544
5.88%, 06/13/16	308,000	308,501
5.50%, 02/15/19(a)(c)	9,994,000	9,994,137
8.00%, 04/29/27	202,000	243,304
6.45%, 03/15/33	2,604,000	2,672,768
6.47%, 11/15/35	2,264,000	2,331,507
5.00%, 10/15/42(a)	1,546,000	1,457,595
6.07%, 04/15/45(a)	2,321,000	2,326,023
5.44%, 06/12/47	2,461,000	2,362,974
JP Morgan Commercial Mortgage Securities Corp., 7.09%, 11/15/35(a)(c)	1,292,000	1,354,483
Key Bank NA
5.70%, 08/15/12	185,000	187,291
5.80%, 07/01/14	103,000	102,970
M & T Bank Corp., 3.85%, 04/01/13	300,000	297,018
Marshall & Ilsley Bank, 5.25%, 09/04/12(b)	113,000	112,098
MBNA America Bank Corp.
4.63%, 08/03/09	874,000	864,225
5.00%, 05/04/10	226,000	224,027
7.13%, 11/15/12(c)	140,000	149,938
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Banks (continued)
National City Bank, 4.25%, 01/29/10	$250,000	$244,124
National City Corp., 4.90%, 01/15/15	246,000	230,825
Nationsbank Corp., 6.60%, 05/15/10	82,000	84,808
PNC Funding Corp., 5.25%, 11/15/15	246,000	236,552
Popular North America, Inc., 4.70%, 06/30/09	226,000	222,716
Regions Financial Corp., 6.38%, 05/15/12	62,000	63,571
Sanwa Bank Ltd., 7.40%, 06/15/11(b)	246,000	265,141
Sovereign Bancorp, Inc., 5.13%, 03/15/13	200,000	193,093
State Street Bank and Trust, 5.30%, 01/15/16	200,000	194,426
SunTrust Banks, Inc.
5.20%, 01/17/17	123,000	116,686
5.45%, 12/01/17	127,000	121,569
Synovus Financial Corp., 4.88%, 02/15/13	62,000	59,985
U.S. Bancorp, 4.50%, 07/29/10(b)	205,000	200,633
U.S. Bank NA
4.95%, 10/30/14	185,000	175,950
4.80%, 04/15/15	92,000	86,177
U.S. Bank NA Minnesota, 6.38%, 08/01/11	349,000	361,076
Union Planters Corp., 4.38%, 12/01/10	62,000	60,735
Unionbancal Corp., 5.25%, 12/16/13	144,000	141,550
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4, 5.31%, 11/15/48	2,050,000	1,955,109
Wachovia Corp.
3.63%, 02/17/09	1,220,000	1,189,466
5.30%, 10/15/11	1,435,000	1,418,849
4.88%, 02/15/14	127,000	120,035
5.60%, 03/15/16	492,000	480,162
7.12%, 04/15/34	1,189,000	1,233,581
5.50%, 08/01/35	338,000	302,232
Washington Mutual Bank, 5.13%, 01/15/15	718,000	674,015
Washington Mutual, Inc.
4.00%, 01/15/09	205,000	200,786
5.50%, 01/15/13	182,000	178,942
Wells Fargo & Co.
3.13%, 04/01/09	882,000	852,347
4.20%, 01/15/10	328,000	320,804
4.63%, 08/09/10	255,000	249,733
6.45%, 02/01/11	591,000	611,850
5.13%, 09/15/16	144,000	136,997
5.38%, 02/07/35	318,000	286,640
Wells Fargo Bank, 5.95%, 08/26/36	2,000,000	1,937,774

		68,151,630

Building Products (0.1%)
CRH America, Inc., 6.00%, 09/30/16	615,000	605,600
Masco Corp., 6.13%, 10/03/16	415,000	403,775

		1,009,375

Computers & Peripherals (0.0%)
Cisco Systems, Inc., 5.25%, 02/22/11	205,000	203,969

Consumer Goods (0.9%)
Altria Group, Inc., 7.00%, 11/04/13	410,000	438,462
Anheuser-Busch Co., Inc.
4.38%, 01/15/13	21,000	19,877
5.00%, 03/01/19	164,000	151,865
5.75%, 04/01/36	226,000	206,247
6.00%, 11/01/41	103,000	95,290
Archer-Daniels-Midland
5.94%, 10/01/32	240,000	230,451
5.38%, 09/15/35	103,000	91,749
Bottling Group LLC, 4.63%, 11/15/12	287,000	277,782
Cadbury Schweppes PLC, 5.13%, 10/01/13(c)	123,000	118,790
Campbell Soup Co., 4.88%, 10/01/13	164,000	158,344
Coca-Cola Bottling Co., 5.00%, 11/15/12	62,000	60,179
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	246,000	276,178
6.95%, 11/15/26	103,000	111,608
6.75%, 09/15/28	244,000	258,768
Conagra Foods, Inc., 6.75%, 09/15/11	62,000	64,308
Fortune Brands, Inc.
5.13%, 01/15/11	287,000	284,128
5.38%, 01/15/16	685,000	650,394
General Mills, Inc., 6.00%, 02/15/12	185,000	189,332
Hershey Co., 5.45%, 09/01/16	267,000	260,830
JC Penney Corp, Inc., 5.75%, 02/15/18	600,000	573,981
Kellogg Co.
2.88%, 06/01/08	420,000	410,883
7.45%, 04/01/31	103,000	116,352
Kraft Foods, Inc.
4.13%, 11/12/09	410,000	397,354
5.63%, 11/01/11	326,000	323,245
6.50%, 11/01/31	131,000	125,299
Miller Brewing Co., 5.50%, 08/15/13(c)	103,000	102,253
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	144,000	159,241
PepsiAmericas, Inc., 4.88%, 01/15/15	308,000	293,041
Procter & Gamble Co.
6.88%, 09/15/09	131,000	135,440
4.95%, 08/15/14	205,000	198,381
4.85%, 12/15/15	123,000	117,579
5.80%, 08/15/34	205,000	199,277
Sara Lee Corp., 6.25%, 09/15/11	174,000	177,470
Sysco Corp., 5.38%, 09/21/35	74,000	64,763
Unilever Capital Corp.
7.13%, 11/01/10	226,000	238,149
5.90%, 11/15/32	144,000	134,239
Wal-Mart Stores, Inc., 5.00%, 04/05/12	1,300,000	1,280,760
WM Wrigley Jr Co., 4.65%, 07/15/15	150,000	138,529

		9,130,818

Diversified Financial Services (3.5%)
AXA Financial, Inc., 7.75%, 08/01/10	185,000	197,506
Bear Stearns Co., Inc.
4.55%, 06/23/10	2,543,000	2,450,318
4.66%, 06/11/41	1,384,000	1,278,956
Credit Suisse First Boston Mortgage Corp.
5.72%, 11/15/19(a)(c)	9,553,581	9,551,849
6.73%, 12/18/35	2,078,000	2,143,649
5.18%, 11/15/36	2,050,000	2,010,367
CW Capital Cobalt, 5.22%, 08/15/48	2,461,000	2,332,202
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Diversified Financial Services (continued)
Financing Corp., 9.80%, 11/30/17	$12,000	$16,133
Goldman Sachs Mortgage Securities Corp., 5.28%, 08/10/38(a)	2,133,000	2,090,150
Household Finance Corp., 5.88%, 02/01/09	664,000	668,562
KFW International Finance, 5.13%, 05/13/09	1,500,000	1,508,115
Lehman Brothers Holdings, Inc.
3.50%, 08/07/08	492,000	482,168
6.00%, 07/19/12	365,000	364,972
5.50%, 04/04/16	1,025,000	956,598
Lehman Brothers-UBS Commercial Mortgage Trust, 5.12%, 11/15/32	2,161,000	2,099,916
Lincoln National Corp., 6.15%, 04/07/36	410,000	397,615
Morgan Stanley
6.20%, 11/15/31	4,510,500	4,539,662
6.71%, 12/15/31	1,444,493	1,457,564
4.73%, 06/12/47	2,153,000	2,111,431
Residential Capital Corp., 6.38%, 06/30/10	205,000	192,981
SLM Corp., 5.13%, 08/27/12	1,025,000	911,892

		37,762,606

Electric Power (1.4%)
Alabama Power Co., 5.70%, 02/15/33(b)	226,000	215,042
American Electric Power Co., 5.25%, 06/01/15	133,000	127,438
Appalachian Power Co., 5.80%, 10/01/35	144,000	131,972
Arizona Public Service Co., 5.50%, 09/01/35	150,000	129,437
Baltimore Gas & Electric, 5.90%, 10/01/16(c)	615,000	608,355
Centerpoint Energy Resources, 7.88%, 04/01/13	246,000	268,770
Cincinnati Gas & Electric Co., 5.40%, 06/15/33	51,000	45,317
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12	29,000	29,123
Commonwealth Edison Corp., 6.15%, 03/15/12	82,000	83,201
Consolidated Edison, Inc.
4.70%, 06/15/09	103,000	101,796
7.15%, 12/01/09	25,000	25,935
4.88%, 02/01/13	86,000	83,473
5.38%, 12/15/15	123,000	119,770
5.88%, 04/01/33	82,000	78,328
Consolidated Natural Gas, Inc., 5.00%, 12/01/14	396,000	375,597
Constellation Energy Group, Inc., 6.13%, 09/01/09	217,000	219,562
Consumers Energy — ITC, 4.00%, 05/15/10	167,000	160,830
Dominion Resources, Inc.
5.70%, 09/17/12	113,000	112,982
6.30%, 03/15/33	308,000	301,237
5.95%, 06/15/35	174,000	161,401
DTE Energy Co., 6.35%, 06/01/16	287,000	290,951
Entergy Gulf States, Inc., 5.25%, 08/01/15	123,000	115,246
Entergy Mississippi, Inc., 5.15%, 02/01/13	201,000	194,315
FirstEnergy Corp., 7.38%, 11/15/31	287,000	312,004
Florida Power & Light Co.
4.85%, 02/01/13	103,000	99,512
5.85%, 02/01/33	70,000	68,584
5.90%, 03/01/33	47,000	45,634
5.95%, 10/01/33	53,000	52,606
5.40%, 09/01/35	90,000	82,638
General Electric Capital Corp., 4.35%, 06/10/48	2,461,000	2,399,975
Georgia Power Corp., 5.13%, 11/15/12	74,000	73,029
Metropolitan Edison, 4.88%, 04/01/14	164,000	154,976
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	441,000	447,278
6.13%, 04/01/36	555,000	530,396
New York State Electric & Gas Corp., 5.75%, 05/01/23	41,000	38,468
Ohio Power Co.
6.00%, 06/01/16	349,000	350,769
6.60%, 02/15/33	164,000	169,227
Oncor Electric Deliver
6.38%, 05/01/12	383,000	391,946
6.38%, 01/15/15	308,000	311,639
Pacific Gas & Electric Co.
3.60%, 03/01/09	451,000	438,778
4.20%, 03/01/11	492,000	471,432
4.80%, 03/01/14	328,000	309,848
5.80%, 03/01/37	400,000	374,516
Pacificorp, 5.25%, 06/15/35	123,000	107,201
Pepco Holdings, Inc.
6.45%, 08/15/12	74,000	76,065
7.45%, 08/15/32	82,000	90,200
Progress Energy, Inc.
7.10%, 03/01/11	85,000	89,352
7.75%, 03/01/31	164,000	189,070
PSEG Power Corp.
6.95%, 06/01/12	51,000	53,538
5.50%, 12/01/15	287,000	276,330
Public Service Co. of Colorado, 5.50%, 04/01/14	174,000	173,277
Public Service Electric & Gas, 5.13%, 09/01/12	135,000	133,059
Public Service New Mexico Corp., 4.40%, 09/15/08	72,000	71,190
Puget Energy, Inc., 5.48%, 06/01/35	103,000	91,690
Scana Corp.
6.88%, 05/15/11	359,000	376,213
6.25%, 02/01/12	103,000	106,154
South Carolina Electric & Gas Co., 4.80%, 10/01/12	267,000	259,825
Southern California Edison Co.
6.00%, 01/15/34(b)	123,000	120,978
5.55%, 01/15/36	164,000	151,344
Southern Power Co., 6.25%, 07/15/12	174,000	178,658
Virginia Electric Power, 5.40%, 01/15/16	103,000	99,515
Westar Energy, Inc., 6.00%, 07/01/14	185,000	186,924
Wisconsin Electric Power, 5.63%, 05/15/33	41,000	38,603
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Electric Power (continued)
Wisconsin Energy Corp., 5.50%, 12/01/08	$123,000	$123,203
Xcel Energy, Inc.
5.61%, 04/01/17	173,000	170,191
6.50%, 07/01/36	123,000	126,646

		14,392,559

Energy Companies (0.7%)
AGL Capital Corp., 4.45%, 04/15/13	123,000	114,849
Amerada Hess Corp., 7.30%, 08/15/31	246,000	266,602
Apache Corp.
6.25%, 04/15/12	160,000	165,162
7.63%, 07/01/19	41,000	45,756
Atmos Energy Corp.
4.00%, 10/15/09	287,000	278,676
5.13%, 01/15/13	92,000	88,914
4.95%, 10/15/14	185,000	173,514
BP Amoco PLC, 5.90%, 04/15/09	82,000	83,054
Colonial Pipeline, 7.63%, 04/15/32(d)	150,000	181,801
Conoco Funding Co., 4.75%, 10/15/12	470,000	456,557
Conoco, Inc., 6.95%, 04/15/29	152,000	165,672
Conocophillips, 5.90%, 10/15/32(b)	123,000	119,380
Duke Energy Corp., 6.25%, 01/15/12	970,000	996,337
Enterprise Products, 5.60%, 10/15/14	656,000	636,507
Halliburton Co., 5.50%, 10/15/10	328,000	328,724
Kinder Morgan Energy Partners Limited Partnership
7.50%, 11/01/10	144,000	152,191
6.75%, 03/15/11(b)	64,000	66,243
5.80%, 03/15/35	144,000	125,510
Marathon Oil Corp., 6.80%, 03/15/32	82,000	86,768
Motiva Enterprises Corp., 5.20%, 09/15/12(c)	51,000	50,261
Murphy Oil Corp., 6.38%, 05/01/12	41,000	42,098
Nabors, Inc., 5.38%, 08/15/12	29,000	28,640
Occidental Petroleum, 6.75%, 01/15/12	185,000	195,867
Ocean Energy, Inc., 7.25%, 10/01/11	402,000	425,360
Phillips Petroleum Co.
8.75%, 05/25/10	246,000	268,413
6.65%, 07/15/18	82,000	85,761
Plains All American Pipeline, 5.63%, 12/15/13	230,000	225,992
Texas Gas Transmission Corp., 4.60%, 06/01/15	123,000	112,657
TGT Pipelines LLC, 5.20%, 06/01/18	62,000	56,836
Valero Energy Corp.
6.88%, 04/15/12	410,000	428,001
7.50%, 04/15/32	82,000	89,226
Weatherford International, Inc., 5.50%, 02/15/16	51,000	48,921
XTO Energy, Inc.
4.90%, 02/01/14	103,000	97,905
5.30%, 06/30/15	195,000	186,445
5.65%, 04/01/16	82,000	79,968

		6,954,568

Food Products (0.0%)
Conagra Foods, Inc., 7.00%, 10/01/28	154,000	157,409

Hotels, Restaurants & Leisure (0.6%)(a) (c)
TW Hotel Funding, 5.57%, 01/15/21	6,651,219	6,649,287

Independent Finance (0.1%)
Credit Suisse First Boston USA, Inc.
4.13%, 01/15/10	277,000	270,168
6.13%, 11/15/11	185,000	188,947
6.50%, 01/15/12	246,000	255,218
5.13%, 01/15/14(b)	119,000	115,413
7.13%, 07/15/32	595,000	668,490

		1,498,236

Insurance (0.3%)
Aetna, Inc., 6.00%, 06/15/16	750,000	751,399
Allstate Corp., 7.50%, 06/15/13	550,000	603,891
American International Group, 5.60%, 10/18/16	415,000	409,995
North Front Pass, 5.81%, 12/15/24(c)	205,000	197,105
Prudential Financial, Inc., 5.10%, 12/14/11	515,000	507,414
Travelers Cos., Inc., 5.75%, 12/15/17	415,000	411,872

		2,881,676

Machinery (0.0%)
Deere & Co., 8.10%, 05/15/30	400,000	489,766

Manufacturing (1.6%)
3m Co., 5.70%, 03/15/37	1,250,000	1,206,655
Albemarle Corp., 5.10%, 02/01/15(b)	82,000	77,429
Barrick Gold Finance, Inc., 4.88%, 11/15/14	160,000	150,533
Black & Decker Corp., 4.75%, 11/01/14	160,000	147,331
Boeing Co., 6.13%, 02/15/33	205,000	210,219
Catepillar, Inc., 7.30%, 05/01/31	70,000	78,460
Caterpillar Financial Services Corp., 6.05%, 08/15/36	123,000	120,041
Centex Corp.
7.88%, 02/01/11	103,000	105,908
7.50%, 01/15/12	41,000	41,335
6.50%, 05/01/16	246,000	224,218
Cisco Systems, Inc., 5.50%, 02/22/16	533,000	523,372
Clorox Co., 4.20%, 01/15/10	217,000	211,283
Cooper Industries, Inc., 5.50%, 11/01/09	72,000	72,106
Cytec Industries, Inc., 6.00%, 10/01/15	113,000	108,969
D.R. Horton, Inc., 6.00%, 04/15/11	451,000	431,937
Dell Computer Corp., 7.10%, 04/15/28	144,000	149,885
Dover, Corp., 4.88%, 10/15/15	156,000	147,552
Dow Chemical, 6.00%, 10/01/12	410,000	417,499
Du Pont, 5.25%, 12/15/16	615,000	586,501
Emerson Electric Co.
4.50%, 05/01/13	750,000	715,111
6.00%, 08/15/32	57,000	57,516
Exelon Corp.
4.90%, 06/15/15	287,000	264,800
5.63%, 06/15/35(b)	164,000	145,316
General Electric Capital Corp., 5.00%, 02/01/13	646,000	630,687
Goodrich Corp.
6.29%, 07/01/16	246,000	253,418
6.80%, 07/01/36	129,000	132,132
Harris Corp., 6.35%, 02/01/28	103,000	103,406
Hewlett Packard Co., 6.50%, 07/01/12	208,000	216,380
Honeywell International, Inc.
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Manufacturing (continued)
6.13%, 11/01/11	$103,000	$105,985
5.40%, 03/15/16	490,000	483,012
IBM Corp.
5.50%, 01/15/09	82,000	82,371
4.75%, 11/29/12	359,000	347,338
5.88%, 11/29/32	682,000	675,284
International Paper Co.
4.00%, 04/01/10	349,000	335,740
5.93%, 10/30/12	30,000	29,880
5.30%, 04/01/15	144,000	135,368
John Deere Capital Corp., 6.95%, 04/25/14	111,000	118,259
Johnson Controls, Inc.
5.25%, 01/15/11	123,000	122,323
4.88%, 09/15/13	123,000	117,576
Jones Apparel Group Inc., 6.13%, 11/15/34	66,000	54,017
Kimberly-Clark Corp., 5.63%, 02/15/12	205,000	206,910
Lennar Corp.
5.95%, 03/01/13	37,000	35,026
5.50%, 09/01/14	205,000	186,198
Lockheed Martin Corp.
7.65%, 05/01/16	123,000	139,888
6.15%, 09/01/36	246,000	245,324
Lubrizol Corp.
5.50%, 10/01/14	246,000	232,985
6.50%, 10/01/34	103,000	97,601
Masco Corp.
5.88%, 07/15/12	148,000	146,287
4.80%, 06/15/15	246,000	221,016
MDC Holdings, Inc., 5.50%, 05/15/13	103,000	96,796
Motorola, Inc.
7.63%, 11/15/10	111,000	116,956
7.50%, 05/15/25	144,000	150,249
Newell Rubbermaid, Inc., 4.00%, 05/01/10	62,000	60,077
Newmont Mining Corp., 5.88%, 04/01/35	164,000	144,138
Norsk Hydro A.S.A., 6.80%, 01/15/28	425,000	461,780
Northrop Grumman Corp.
7.13%, 02/15/11	424,000	445,980
7.75%, 02/15/31	82,000	99,254
Pitney Bowes, Inc.
4.75%, 01/15/16(b)	205,000	188,073
4.75%, 05/15/18	62,000	56,412
Praxair, Inc., 3.95%, 06/01/13	123,000	113,902
Pulte Homes, Inc.
4.88%, 07/15/09	236,000	229,310
7.88%, 08/01/11	16,000	16,204
6.25%, 02/15/13	43,000	40,472
6.00%, 02/15/35	103,000	76,953
Raytheon Co.
5.50%, 11/15/12	62,000	62,110
6.40%, 12/15/18	144,000	149,104
7.00%, 11/01/28	92,000	101,481
Rockwell Collins Corp., 4.75%, 12/01/13	205,000	196,823
Rohm & Haas Co., 7.85%, 07/15/29	82,000	91,437
Ryland Group, 5.38%, 01/15/15(b)	164,000	145,456
Sealed Air Corp., 6.95%, 05/15/09(c)	103,000	105,608
Stanley Works, 4.90%, 11/01/12	92,000	89,476
Transcanada Pipelines, 5.85%, 03/15/36	500,000	475,627
Vale Overseas Ltd., 6.88%, 11/21/36	656,000	638,124
Westvaco Corp., 7.95%, 02/15/31	82,000	82,559
Weyerhaeuser Co.
5.95%, 11/01/08	127,000	127,823
6.75%, 03/15/12	543,000	556,776
7.38%, 03/15/32	154,000	152,068

		16,919,415

Media (0.0%)
Embarq Corp., 7.08%, 06/01/16	92,000	91,916
Viacom, Inc., 6.88%, 04/30/36	226,000	212,528

		304,444

Metals & Mining (0.0%)
Alcoa, Inc., 5.87%, 02/23/22	435,000	421,347

Mortgage-Backed (0.6%)(a)
Commercial Mortgage Pass Through Certificates, 4.98%, 05/10/43	6,180,000	5,859,961

Multiline Retail (0.1%)
Costco Wholesale Corp, 5.50%, 03/15/17	575,000	563,609
Yum! Brands, Inc., 8.88%, 04/15/11	82,000	90,849

		654,458

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp., 6.45%, 09/15/36	369,000	356,303
Canadian Natural Resources, 6.25%, 03/15/38	410,000	391,922
Consolidated Natural Gas, 6.25%, 11/01/11	313,000	320,535
Texas East Transmission Corp,, 7.30%, 12/01/10	1,525,000	1,610,891

		2,679,651

Other Financial (3.8%)
Ace Ina Holdings, 5.88%, 06/15/14(b)	390,000	387,392
AIG, 6.90%, 03/15/32(c)	287,000	318,393
Allstate Corp.
6.13%, 02/15/12	176,000	182,145
5.00%, 08/15/14(b)	205,000	197,589
6.13%, 12/15/32	82,000	79,468
5.55%, 05/09/35	62,000	55,462
5.95%, 04/01/36	82,000	77,446
American Express Co., 4.88%, 07/15/13(b)	937,000	899,433
American General Corp., 7.50%, 07/15/25	103,000	118,115
American General Finance, 5.38%, 10/01/12	697,000	689,164
American International Group, Inc.
5.05%, 10/01/15(b)	103,000	98,498
6.25%, 05/01/36	164,000	165,736
Ameritech Capital Funding, 6.45%, 01/15/18	62,000	63,586
Associates Corp. of North America, 6.95%, 11/01/18	236,000	253,116
Axa Financial, Inc., 7.00%, 04/01/28	92,000	99,971
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Other Financial (continued)
Bae Systems Holdings, Inc., 4.75%, 08/15/10(c)	$164,000	$161,346
Bear Stearns Co., Inc.
5.70%, 11/15/14	256,000	245,753
5.30%, 10/30/15	123,000	112,472
4.65%, 07/02/18	246,000	205,133
Berkley Corp., 5.13%, 09/30/10	72,000	71,350
Berkshire Hathaway, Inc.
4.13%, 01/15/10	574,000	562,093
4.85%, 01/15/15	246,000	235,736
Boeing Capital Corp., 6.10%, 03/01/11(b)	35,000	36,108
BP Capital Markets America, 4.20%, 06/15/18	103,000	91,325
Bunge International Ltd., 5.10%, 07/15/15	62,000	57,122
Caterpillar Financial Services Corp.
2.70%, 07/15/08	287,000	279,964
4.50%, 06/15/09	144,000	142,271
5.05%, 12/01/10	410,000	409,356
5.50%, 03/15/16	205,000	203,499
CIT Group, Inc.
3.88%, 11/03/08	320,000	312,924
4.75%, 12/15/10	139,000	134,925
5.13%, 09/30/14	174,000	161,794
5.40%, 01/30/16	123,000	113,744
5.85%, 09/15/16	750,000	713,490
6.00%, 04/01/36	144,000	127,780
CitiFinancial Credit Co., 10.00%, 05/15/09	41,000	44,325
Conocophillips, 5.50%, 04/15/13	226,000	226,075
Countrywide Financial Corp., 5.63%, 07/15/09	390,000	388,538
Countrywide Home Loan, 4.00%, 03/22/11	494,000	456,828
Devon Financing Corp., 6.88%, 09/30/11	447,000	470,203
Duke Capital LLC, 6.75%, 02/15/32(b)	123,000	121,675
ERP Operating Limited Partnership
5.25%, 09/15/14	328,000	313,624
5.38%, 08/01/16	205,000	194,951
First Data Corp.
3.38%, 08/01/08	246,000	242,414
4.95%, 06/15/15	103,000	98,709
General Electric Capital Corp.
4.63%, 09/15/09	441,000	436,001
3.75%, 12/15/09	574,000	556,593
5.50%, 04/28/11(b)	287,000	289,468
5.88%, 02/15/12	41,000	41,805
6.00%, 06/15/12	182,000	185,823
4.88%, 03/04/15	431,000	411,263
5.00%, 01/08/16	205,000	194,961
5.40%, 02/15/17	415,000	403,795
6.75%, 03/15/32	1,167,000	1,270,787
Genworth Financial, Inc.
5.75%, 06/15/14	62,000	61,761
6.50%, 06/15/34	144,000	146,426
Glaxosmithkline PLC, 5.38%, 04/15/34	139,000	131,555
Goldman Sachs Group, Inc.
3.88%, 01/15/09	410,000	401,319
6.65%, 05/15/09	287,000	293,080
6.60%, 01/15/12	72,000	74,449
5.25%, 04/01/13	461,000	447,131
5.25%, 10/15/13	605,000	585,655
5.13%, 01/15/15	461,000	435,711
5.35%, 01/15/16	308,000	291,581
5.75%, 10/01/16	700,000	675,541
6.13%, 02/15/33	800,000	750,986
Harley Davidson Funding, 3.63%, 12/15/08(c)	246,000	240,380
Hartford Financial Services Group
4.75%, 03/01/14	82,000	78,382
6.10%, 10/01/41	41,000	40,245
Heinz (H.J.) Finance Co., 6.00%, 03/15/12	250,000	252,484
HJ Heinz Finance, 6.75%, 03/15/32	62,000	60,541
Household Finance Corp.
4.75%, 05/15/09	533,000	527,410
7.00%, 05/15/12	564,000	592,374
HSBC Finance Corp.
4.75%, 04/15/10	246,000	242,000
5.25%, 04/15/15	185,000	175,359
5.00%, 06/30/15	349,000	323,654
Infinity Property & Casualty, 5.50%, 02/18/14	82,000	79,682
ING Sec Life Institutional Fund, 4.25%, 01/15/10(c)	820,000	800,454
International Lease Finance Corp.
3.50%, 04/01/09	205,000	199,020
5.00%, 04/15/10	410,000	404,946
Istar Financial, Inc., 5.65%, 09/15/11	176,000	173,180
Jefferies Group, Inc., 6.25%, 01/15/36(b)	123,000	112,662
John Deere Capital Corp.
4.88%, 03/16/09	246,000	244,468
4.40%, 07/15/09	267,000	262,786
John Hancock Financial Services, Inc., 5.63%, 12/01/08	41,000	41,182
Lehman Brothers Holdings, Inc.
4.25%, 01/27/10	318,000	311,263
7.88%, 08/15/10	40,000	41,993
4.80%, 03/13/14	513,000	485,431
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	72,000	72,942
5.75%, 09/15/15	377,000	358,440
Mellon Financial Corp.
6.40%, 05/14/11	185,000	191,312
5.00%, 12/01/14	185,000	178,806
MetLife, Inc.
6.13%, 12/01/11	445,000	456,675
5.50%, 06/15/14	185,000	182,909
5.70%, 06/15/35	226,000	207,553
Monumental Global Funding II, 4.38%, 07/30/09(c)	205,000	201,231
Morgan Stanley
5.05%, 01/21/11	720,000	706,325
6.60%, 04/01/12	349,000	362,522
5.30%, 03/01/13	461,000	452,425
4.75%, 04/01/14	410,000	384,430
5.45%, 01/09/17	1,845,000	1,753,492
7.25%, 04/01/32	226,000	242,973
National Rural Utilities
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Other Financial (continued)
4.75%, 03/01/14	$226,000	$213,946
8.00%, 03/01/32	111,000	134,008
Nisource Finance Corp., 5.25%, 09/15/17	180,000	165,733
Nissan Motor Acceptance, 4.63%, 03/08/10(c)	213,000	207,952
NLV Financial Corp., 7.50%, 08/15/33(c)	51,000	55,125
Pemex Project Funding Master
9.13%, 10/13/10	437,000	478,515
7.38%, 12/15/14	256,000	271,622
5.75%, 12/15/15	533,000	516,669
6.63%, 06/15/35	226,000	220,346
Principal Life Global Funding, 6.25%, 02/15/12(d)	150,000	155,030
Progressive Corp., 6.25%, 12/01/32	113,000	113,705
Prudential Financial, Inc.
5.10%, 09/20/14	205,000	197,366
5.75%, 07/15/33	103,000	95,555
Residential Capital Corp.
6.13%, 11/21/08	410,000	393,313
6.88%, 06/30/15	369,000	326,711
RLI Corp., 5.95%, 01/15/14	82,000	81,184
SLM Corp., 5.38%, 05/15/14	759,000	651,711
Sprint Capital Corp.
6.13%, 11/15/08	349,000	351,147
6.38%, 05/01/09	154,000	155,805
8.38%, 03/15/12	845,000	925,436
Textron Financial Corp., 4.60%, 05/03/10	245,000	241,234
Toll Brothers, Inc., 6.88%, 11/15/12	62,000	60,618
Toyota Motor Credit Corp., 4.25%, 03/15/10	234,000	230,578
Travelers Property Casualty Corp., 6.38%, 03/15/33(b)	133,000	132,801
UnitedHealth Group
5.38%, 03/15/16	205,000	197,529
5.80%, 03/15/36	492,000	454,646
Verizon Global Funding Corp.
7.25%, 12/01/10	373,000	391,687
6.88%, 06/15/12	205,000	214,987
7.38%, 09/01/12	363,000	389,096
4.38%, 06/01/13	256,000	239,675
4.90%, 09/15/15	410,000	384,498
7.75%, 12/01/30	810,000	894,594
5.85%, 09/15/35	82,000	75,092
WellPoint, Inc.
5.00%, 12/15/14	164,000	154,559
5.25%, 01/15/16	226,000	215,316
5.95%, 12/15/34	82,000	76,755
Western & Southern Finance, 5.75%, 07/15/33(c)	103,000	97,688
Willis Group North America, Inc., 5.63%, 07/15/15	123,000	116,497

		40,427,392

Pharmaceuticals (0.3%)
Bristol-Myers Squibb Co., 5.25%, 08/15/13	975,000	959,029
Eli Lilly & Co., 5.20%, 03/15/17	750,000	720,336
Schering-Plough Corp., 5.30%, 12/01/13	950,000	953,334
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	98,000	90,302

		2,723,001

Real Estate Investment Trusts (REITs) (0.3%)
Avalonbay Communities, Inc., 6.63%, 09/15/11	62,000	64,568
Boston Properties, Inc., 5.00%, 06/01/15	410,000	389,776
Brandywine Operating Partners, 5.63%, 12/15/10	125,000	125,094
Camden Property Trust, 5.00%, 06/15/15	103,000	96,172
Developers Diversified Realty Corp., 5.38%, 10/15/12	205,000	201,464
Duke Realty Corp., 5.25%, 01/15/10	123,000	122,234
Health Care Property Investors, 6.00%, 01/30/17	328,000	319,222
Health Care Property Investors, Inc.
6.45%, 06/25/12	39,000	39,821
6.00%, 11/15/13	123,000	122,140
HRPT Properties Trust Corp., 5.75%, 02/15/14	123,000	121,212
Liberty Property Limited Partnership, 7.25%, 03/15/11	27,000	28,520
Prologis, 5.25%, 11/15/10(b)	328,000	325,843
Simon Property Group Limited Partnership
4.60%, 06/15/10	164,000	160,019
5.10%, 06/15/15	369,000	349,691
6.10%, 05/01/16	287,000	289,870
Vordano Realty Limited Partnership, 5.60%, 02/15/11	144,000	143,922
Washington Real Estate Investment Trust Corp., 5.25%, 01/15/14	82,000	80,625
Westfield Capital Corp., 5.13%, 11/15/14(c)	107,000	102,296

		3,082,489

Service Companies (1.9%)
Abbott Laboratories
5.40%, 09/15/08	103,000	102,843
3.50%, 02/17/09	82,000	79,849
5.88%, 05/15/16	334,000	334,079
Amgen, Inc., 4.00%, 11/18/09	195,000	189,160
AOL Time Warner, Inc.
6.88%, 05/01/12	634,000	661,787
6.88%, 06/15/18	122,000	126,824
7.63%, 04/15/31	523,000	558,196
7.70%, 05/01/32	648,000	697,997
Baxter International, Inc., 4.63%, 03/15/15	53,000	49,443
Belo Corp., 8.00%, 11/01/08	59,000	60,470
Boston Scientific, 5.45%, 06/15/14	246,000	215,194
Comcast Corp.
6.20%, 11/15/08	195,000	196,738
6.88%, 06/15/09	328,000	335,968
5.85%, 01/15/10	601,000	605,931
8.38%, 03/15/13	164,000	182,951
5.90%, 03/15/16	287,000	279,729
6.50%, 01/15/17	287,000	290,743
9.46%, 11/15/22	82,000	103,059
7.05%, 03/15/33	205,000	209,248
5.65%, 06/15/35	164,000	140,263
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Service Companies (continued)
6.50%, 11/15/35	$70,000	$66,645
6.45%, 03/15/37	238,000	226,374
Cox Communications, Inc.
7.75%, 11/01/10	105,000	111,358
7.13%, 10/01/12	205,000	213,930
5.45%, 12/15/14	246,000	234,554
5.50%, 10/01/15	267,000	252,855
CVS Corp., 4.00%, 09/15/09	82,000	79,637
Donnelley (R.R) & Sons Co.
4.95%, 04/01/14	82,000	75,097
6.13%, 01/15/17	500,000	485,522
Eli Lilly & Co.
6.00%, 03/15/12	205,000	212,097
7.13%, 06/01/25	82,000	91,959
Federated Department Stores(b)
6.63%, 04/01/11	439,000	441,181
6.90%, 04/01/29	103,000	90,933
Gannett Co., 6.38%, 04/01/12	164,000	168,325
Genentech, Inc.
4.40%, 07/15/10	115,000	112,205
5.25%, 07/15/35	62,000	54,594
Home Depot, Inc.
5.25%, 12/16/13	820,000	785,413
5.40%, 03/01/16	410,000	384,004
J Paul Getty Trust Corp., 5.88%, 10/01/33	205,000	197,649
JC Penney Corp., Inc., 8.00%, 03/01/10	521,000	550,592
Johnson & Johnson, 4.95%, 05/15/33	287,000	260,957
Kroger Co.
6.80%, 04/01/11	139,000	144,081
6.20%, 06/15/12	164,000	166,872
7.50%, 04/01/31(b)	178,000	186,498
Limited Brands, Inc., 6.13%, 12/01/12	103,000	101,909
Lowe’s Cos., Inc., 6.50%, 03/15/29	164,000	163,867
May Department Stores Co., 5.75%, 07/15/14	308,000	284,737
Medtronic, Inc., 4.38%, 09/15/10	129,000	126,475
Merck & Co., Inc.
4.75%, 03/01/15	246,000	230,186
6.40%, 03/01/28	51,000	51,408
5.95%, 12/01/28	113,000	108,639
News America Holdings, Inc.
9.25%, 02/01/13	82,000	94,960
5.30%, 12/15/14	533,000	511,307
8.00%, 10/17/16	82,000	92,535
7.28%, 06/30/28	53,000	54,858
6.20%, 12/15/34	170,000	156,087
6.40%, 12/15/35	123,000	115,520
Omnicom Group, Inc., 5.90%, 04/15/16	123,000	121,182
Oracle Corp., 5.25%, 01/15/16	398,000	380,965
Pfizer, Inc., 4.65%, 03/01/18	185,000	170,828
Pharmacia Corp., 6.60%, 12/01/28	123,000	134,304
Quest Diagnostic, Inc., 5.45%, 11/01/15	476,000	446,166
Safeway, Inc.
6.50%, 03/01/11	164,000	168,617
5.80%, 08/15/12	144,000	144,619
5.63%, 08/15/14	123,000	120,249
Science Applications International, 5.50%, 07/01/33	123,000	108,396
Target Corp.
10.00%, 01/01/11	46,000	52,046
6.35%, 01/15/11	86,000	88,303
7.00%, 07/15/31	121,000	127,092
6.35%, 11/01/32	217,000	210,993
Tele-Communications, Inc., 9.80%, 02/01/12	213,000	245,011
Time Warner, Inc., 5.88%, 11/15/16(c)	475,000	457,885
Viacom, Inc.
5.63%, 08/15/12	410,000	403,123
6.25%, 04/30/16	451,000	439,884
7.88%, 07/30/30	55,000	54,970
5.50%, 05/15/33	82,000	66,734
Wal-Mart Stores, Inc.
6.88%, 08/10/09	570,000	590,052
4.13%, 07/01/10	287,000	278,903
4.13%, 02/15/11	267,000	257,271
7.55%, 02/15/30	82,000	94,215
5.25%, 09/01/35	492,000	430,162
Walt Disney Co.
6.38%, 03/01/12	97,000	101,184
6.20%, 06/20/14(b)	287,000	297,657
Waste Management, Inc.
7.38%, 08/01/10	103,000	108,119
6.38%, 11/15/12	144,000	148,638
7.00%, 07/15/28	113,000	116,782
Wyeth
5.50%, 02/01/14	472,000	464,287
5.50%, 02/15/16	441,000	431,603
6.50%, 02/01/34	144,000	145,457

		20,511,989

Telephones (0.6%)
AT&T Wireless Services, Inc.
8.13%, 05/01/12	31,000	34,147
8.75%, 03/01/31	224,000	277,217
BellSouth Corp.
4.20%, 09/15/09	246,000	240,574
6.00%, 10/15/11	583,000	592,827
5.20%, 09/15/14	349,000	332,529
6.55%, 06/15/34(b)	123,000	122,587
6.00%, 11/15/34(b)	349,000	326,548
Cingular Wireless LLC, 7.13%, 12/15/31	287,000	304,167
Embarq Corp., 6.74%, 06/01/13	533,000	542,103
France Telecom, 3,376.25%, 03/01/31	283,000	354,565
GTE Corp.
6.84%, 04/15/18	144,000	150,837
6.94%, 04/15/28	103,000	106,013
SBC Communications, Inc.
4.13%, 09/15/09	513,000	500,425
5.30%, 11/15/10	267,000	265,819
6.25%, 03/15/11	330,000	337,429
5.88%, 08/15/12	295,000	297,198
5.10%, 09/15/14	697,000	660,120
5.63%, 06/15/16	205,000	198,064
6.15%, 09/15/34	564,000	540,601
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
CORPORATE BONDS (CONTINUED)
Telephones (continued)
Vodafone Group PLC, 6.15%, 02/27/37	$410,000	$374,952
		6,558,722

Transportation (0.3%)
Burlington Northern Santa Fe Corp.
6.75%, 07/15/11	150,000	157,135
7.95%, 08/15/30	144,000	165,906
CSX Corp.
6.25%, 10/15/08	431,000	433,594
6.75%, 03/15/11	92,000	95,315
5.50%, 08/01/13	358,000	350,851
Norfolk Southern Corp.
6.75%, 02/15/11	671,000	698,556
5.59%, 05/17/25	59,000	53,266
7.25%, 02/15/31	187,000	200,352
Southwest Airlines Corp., 5.13%, 03/01/17	103,000	91,863
TTX Co., 4.90%, 03/01/15(c)	154,000	146,496
Union Pacific Corp.
3.63%, 06/01/10	168,000	161,019
5.38%, 06/01/33	43,000	37,334
6.25%, 05/01/34	164,000	156,566
United Parcel Service, Inc.
8.38%, 04/01/20	82,000	102,315
8.38%, 04/01/30	123,000	160,558
United Technologies Corp.
6.35%, 03/01/11	277,000	285,835
5.40%, 05/01/35	308,000	280,155

		3,577,116

Total Corporate Bonds (Cost $276,416,230)		270,564,205

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.0%)
Federal Home Loan Mortgage, 5.50%, 08/15/22	400,000	395,000

FEDERAL NATIONAL MORTGAGE ASSOCIATION (8.8%)
Fannie Mae TBA August
5.00%, 09/25/07	8,000,000	7,755,000
5.50%, 08/01/19 – 08/15/37	35,100,000	34,134,062
6.50%, 09/01/34	4,100,000	4,138,438
Federal National Mortgage Association
5.00%, 02/01/36 – 06/01/36	46,739,481	43,946,330
6.50%, 05/01/37 – 06/01/37	3,557,918	3,593,970

Total Federal National Mortgage Association (Cost $95,004,791)		93,567,800

MORTGAGE-BACKED OBLIGATIONS (7.2%)
Federal National Mortgage Association TBA
6.00%, 08/01/17	2,000,000	2,011,876
5.00%, 08/01/33	5,000,000	4,689,060
6.00%, 08/15/36	62,400,000	61,815,000
First Union National Bank Commercial Mortgage Trust, 7.20%, 10/15/32	3,500,000	3,649,270
Wachovia Bank Commercial Mortgage Trust, 5.74%, 06/15/49(a)	5,000,000	4,914,635

Total Mortgage-Backed Obligations (Cost $76,983,266)		77,079,841

MUNICIPAL BONDS (0.1%)
Illinois (0.1%)
Illinois State Taxable Pension, 5.10%, 06/01/33	695,000	638,789
Texas (0.0%)
City of Dallas, 5.25%, 02/15/24	492,000	484,620

Total Municipal Bonds (Cost $1,117,820)		1,123,409

SOVEREIGN BONDS (3.0%)
Canada (0.6%)
Government of Canada, 5.25%, 11/05/08	668,000	670,043
Ontario Province
5.50%, 10/01/08	144,000	144,489
4.38%, 02/15/13(b)	297,000	284,599
Providence of Manitoba, 7.50%, 02/22/10	205,000	217,051
Province of British Columbia, 4.30%, 05/30/13	111,000	105,471
Province of Manitoba, 5.00%, 02/15/12	1,025,000	1,018,752
Province of Nova Scotia, 5.13%, 01/26/17	615,000	600,168
Province of Ontario
4.50%, 02/03/15	463,000	442,418
4.75%, 01/19/16	205,000	197,468
Province of Quebec, 5.00%, 07/17/09	2,215,000	2,213,600
Quebec Province
4.60%, 05/26/15	246,000	233,511
7.50%, 09/15/29	402,000	488,467

		6,616,037

Chile (0.0%)(b)
Republic of Chile, 5.50%, 01/15/13	123,000	122,311

China (0.0%)(b)
People’s Republic of China, 4.75%, 10/29/13	205,000	199,251

Germany (0.2%)
KFW International Finance
3.25%, 03/30/09(b)	369,000	359,016
4.13%, 10/15/14	492,000	467,957
4.38%, 07/21/15	1,005,000	949,955
Landwirtsch. Rentenbank, 4.88%, 02/14/11	615,000	611,040

		2,387,968

Iceland (0.0%)(c)
Kaupthing Bank, 7.13%, 05/19/16	246,000	261,662

Italy (0.3%)
Republic of Italy
4.00%, 06/16/08	574,000	567,788
3.25%, 05/15/09	697,000	676,411
4.38%, 06/15/13	390,000	377,679
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
SOVEREIGN BONDS (CONTINUED)
Italy (continued)
4.50%, 01/21/15	$652,000	$620,012
4.75%, 01/25/16	287,000	275,684
6.88%, 09/27/23	174,000	192,919
5.38%, 06/15/33	584,000	555,714

		3,266,207

Luxembourg (0.1%)
European Investment Bank
3.38%, 03/16/09	656,000	639,598
4.63%, 05/15/14	630,000	608,980

		1,248,578

Mexico (0.2%)
Banco Nacional de Comercio Exterior, 3.88%, 01/21/09(c)	41,000	39,708
United Mexican States
6.38%, 01/16/13	795,000	821,235
6.75%, 09/27/34	1,423,000	1,494,150

		2,355,093

Norway (0.1%)
Eksportsfinans
4.75%, 12/15/08(b)	287,000	286,100
5.50%, 05/25/16	267,000	268,569

		554,669

Poland (0.0%)
Republic of Poland, 5.00%, 10/19/15	156,000	150,919

Republic of Korea (0.2%)
Bank of Korea Corp.
4.63%, 03/16/10	287,000	281,734
5.13%, 02/14/11	246,000	244,454
Korea Development Bank, 4.75%, 07/20/09	615,000	608,160
Korea Developmental Bank, 5.75%, 09/10/13	82,000	82,153
Republic of Korea, 4.25%, 06/01/13	492,000	462,077

		1,678,578

Senegal (0.1%)
Inter-American Development Bank, 6.80%, 10/15/25	287,000	324,830

South Africa (0.0%)
Republic of South Africa, 6.50%, 06/02/14	144,000	147,773

Spain (0.1%)
Telefonica Emisiones Sau, 6.42%, 06/20/16	1,230,000	1,237,901

Sweden (0.4%)
Swedish Export Credit Corp., 4.88%, 09/29/11	4,101,000	4,061,733

United States (0.7%)
European Investment Bank, 5.00%, 02/08/10	6,151,000	6,163,173
International Bank for Reconstruction & Development, 7.63%, 01/19/23	677,000	830,437
Province of British Columbia, 5.38%, 10/29/08	164,000	164,652

		7,158,262

Venezuela (0.0%)
Andina de Fomento Corp., 6.88%, 03/15/12	164,000	172,853

Total Sovereign Bonds (Cost $32,263,711)		31,944,625

U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS (40.2%)
Federal Home Loan Bank, 5.25%, 06/05/17	7,100,000	7,032,074
Federal Home Loan Mortgage Corp.
4.88%, 02/17/09 – 11/15/13	8,485,000	8,358,305
Pool #E00282, 6.50%, 03/01/09	27,936	28,409
5.75%, 03/15/09	10,349,000	10,478,694
5.25%, 05/21/09	11,772,000	11,834,191
Pool #G10399, 6.50%, 07/01/09	9,934	9,977
4.25%, 07/15/09	947,000	934,955
6.63%, 09/15/09	441,000	455,697
Pool #E00394, 7.50%, 09/01/10	26,924	27,413
Pool #M80898, 4.50%, 02/01/11	326,821	317,969
Pool #M80904, 4.50%, 03/01/11	210,800	203,802
Pool #M80917, 4.50%, 05/01/11	49,870	48,519
Pool #M80926, 4.50%, 07/01/11	208,434	202,789
Pool #M80934, 4.50%, 08/01/11	256,258	247,751
Pool #G10940, 6.50%, 11/01/11	10,951	11,107
Pool #G11130, 6.00%, 12/01/11	103,347	104,036
Pool #M80981, 4.50%, 07/01/12	101,548	98,472
5.13%, 07/15/12	4,234,000	4,236,714
Pool #E00507, 7.50%, 09/01/12	2,521	2,592
Pool #G10749, 6.00%, 10/01/12	57,866	58,499
Pool #M81009, 4.50%, 02/01/13	113,477	109,710
Pool #E69050, 6.00%, 02/01/13	28,699	28,980
Pool #E72896, 7.00%, 10/01/13	14,508	14,944
Pool #G11612, 6.00%, 04/01/14	63,491	63,827
Pool #E00677, 6.00%, 06/01/14	81,350	82,071
5.00%, 07/15/14 – 12/14/18	4,881,000	4,723,172
Pool #E00802, 7.50%, 02/01/15	39,548	40,915
Pool #G11001, 6.50%, 03/01/15	29,778	30,439
Pool #G11003, 7.50%, 04/01/15	2,124	2,196
Pool #G11164, 7.00%, 05/01/15	7,358	7,592
4.38%, 07/17/15	5,016,000	4,718,426
Pool #E81396, 7.00%, 10/01/15	1,183	1,222
Pool #E81394, 7.50%, 10/01/15	11,400	11,815
4.75%, 11/17/15	6,258,000	6,022,868
Pool #E84097, 6.50%, 12/01/15	3,628	3,705
Pool #E82132, 7.00%, 01/01/16	3,307	3,416
Pool #E00938, 7.00%, 01/01/16	17,387	17,954
Pool #E82815, 6.00%, 03/01/16	14,165	14,271
Pool #E83231, 6.00%, 04/01/16	4,080	4,110
Pool #E83233, 6.00%, 04/01/16	11,077	11,159
Pool #G11972, 6.00%, 04/01/16	240,803	242,597
Pool #E83046, 7.00%, 04/01/16	2,121	2,191
Pool #E83355, 6.00%, 05/01/16	14,882	14,993
Pool #E83636, 6.00%, 05/01/16	24,516	24,698
Pool #E00975, 6.00%, 05/01/16	55,034	55,444
Pool #E83933, 6.50%, 05/01/16	894	912
Pool #E00985, 6.00%, 06/01/16	30,756	30,985
Pool #E84236, 6.50%, 06/01/16	6,746	6,887
Pool #E00987, 6.50%, 06/01/16	26,254	26,814
Pool #E00996, 6.50%, 07/01/16	3,327	3,398
Pool #E84912, 6.50%, 08/01/16	14,432	14,734
Pool #E85117, 6.50%, 08/01/16	9,217	9,409
Pool #E85387, 6.00%, 09/01/16	28,724	28,937
Pool #E85800, 6.50%, 10/01/16	5,994	6,119
Pool #E86183, 6.00%, 11/01/16	4,629	4,663
Pool #G11207, 7.00%, 11/01/16	17,119	17,685
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS (CONTINUED)
Pool #E01083, 7.00%, 11/01/16	$5,827	$6,017
Pool #E86746, 5.50%, 12/01/16	73,466	72,561
Pool #E86533, 6.00%, 12/01/16	8,952	9,019
Pool #E87584, 6.00%, 01/01/17	10,476	10,553
Pool #E01095, 6.00%, 01/01/17	12,180	12,270
Pool #E86995, 6.50%, 01/01/17	25,969	26,513
Pool #E87291, 6.50%, 01/01/17	31,227	31,880
Pool #E87446, 6.50%, 01/01/17	6,528	6,658
Pool #E88076, 6.00%, 02/01/17	8,535	8,596
Pool #E88055, 6.50%, 02/01/17	50,989	52,005
Pool #E88106, 6.50%, 02/01/17	34,275	34,958
Pool #E01127, 6.50%, 02/01/17	19,381	19,790
Pool #E88134, 6.00%, 03/01/17	2,543	2,561
Pool #E88474, 6.00%, 03/01/17	17,993	18,124
Pool #E88768, 6.00%, 03/01/17	46,978	47,326
Pool #E01137, 6.00%, 03/01/17	18,476	18,614
Pool #E01138, 6.50%, 03/01/17	10,006	10,215
Pool #E88729, 6.00%, 04/01/17	12,432	12,522
Pool #E89149, 6.00%, 04/01/17	21,454	21,609
Pool #E89151, 6.00%, 04/01/17	18,309	18,442
Pool #E89217, 6.00%, 04/01/17	11,769	11,855
Pool #E89222, 6.00%, 04/01/17	83,470	84,075
Pool #E89347, 6.00%, 04/01/17	4,241	4,271
Pool #E89496, 6.00%, 04/01/17	19,550	19,692
Pool #E01139, 6.00%, 04/01/17	82,469	83,079
Pool #E89203, 6.50%, 04/01/17	8,257	8,422
Pool #E89788, 6.00%, 05/01/17	11,385	11,467
Pool #E89530, 6.00%, 05/01/17	49,469	49,828
Pool #E89746, 6.00%, 05/01/17	119,862	120,731
Pool #E89909, 6.00%, 05/01/17	19,201	19,340
Pool #G11409, 6.00%, 05/01/17	112,702	113,538
Pool #E01140, 6.00%, 05/01/17	72,441	72,976
Pool #E89924, 6.50%, 05/01/17	55,183	56,281
Pool #E01156, 6.50%, 05/01/17	27,684	28,257
Pool #E90194, 6.00%, 06/01/17	13,959	14,060
Pool #E90227, 6.00%, 06/01/17	11,471	11,555
Pool #E90313, 6.00%, 06/01/17	6,099	6,144
Pool #E01157, 6.00%, 06/01/17	51,054	51,431
Pool #B15071, 6.00%, 06/01/17	228,706	230,403
Pool #E90591, 5.50%, 07/01/17	70,468	69,920
Pool #E90594, 6.00%, 07/01/17	44,039	44,359
Pool #E90667, 6.00%, 07/01/17	11,666	11,751
Pool #E90645, 6.00%, 07/01/17	82,901	83,503
Pool #E01186, 5.50%, 08/01/17	160,936	159,750
Pool #E01205, 6.50%, 08/01/17	20,866	21,296
Pool #G11295, 5.50%, 09/01/17	107,055	106,222
Pool #G11458, 6.00%, 09/01/17	39,205	39,430
Pool #E93476, 5.00%, 01/01/18	135,716	132,327
Pool #G11434, 6.50%, 01/01/18	31,334	31,989
Pool #E01311, 5.50%, 02/01/18	1,664,659	1,651,733
Pool #E01344, 4.50%, 04/01/18	100,472	96,263
Pool #E98207, 5.00%, 04/01/18	42,466	41,373
Pool #G11399, 5.50%, 04/01/18	157,398	156,284
Pool #E96459, 5.00%, 05/01/18	57,194	55,722
Pool #E99869, 5.00%, 06/01/18	70,785	69,018
Pool #E97335, 5.00%, 07/01/18	1,099,639	1,071,336
Pool #E97366, 5.00%, 07/01/18	309,381	301,418
Pool #E97702, 5.00%, 07/01/18	415,498	404,803
Pool #E98258, 5.00%, 07/01/18	180,586	175,938
Pool #E99426, 5.00%, 09/01/18	119,783	116,700
Pool #E99498, 5.00%, 09/01/18	124,707	121,498
Pool #E99579, 5.00%, 09/01/18	95,597	93,136
Pool #E99673, 5.00%, 10/01/18	55,781	54,345
Pool #E99675, 5.00%, 10/01/18	576,214	561,383
Pool #E01488, 5.00%, 10/01/18	107,933	105,176
Pool #B10210, 5.50%, 10/01/18	309,532	305,720
Pool #G11480, 5.00%, 11/01/18	563,515	549,011
Pool #B10650, 5.00%, 11/01/18	170,189	165,809
Pool #B10653, 5.50%, 11/01/18	229,639	227,714
Pool #B11186, 4.50%, 12/01/18	4,048,069	3,874,998
Pool #E01538, 5.00%, 12/01/18	705,873	687,759
Pool #B11548, 5.50%, 12/01/18	83,067	82,044
Pool #B13147, 5.00%, 01/01/19	438,123	426,847
Pool #B12214, 5.00%, 02/01/19	255,446	248,411
Pool #G11531, 5.50%, 02/01/19	65,996	65,442
Pool #B12737, 4.50%, 03/01/19	354,502	338,827
Pool #E01604, 5.50%, 03/01/19	124,009	122,481
Pool #B12908, 5.50%, 03/01/19	144,647	143,235
Pool #B13671, 5.00%, 04/01/19	98,272	95,566
Pool #B13600, 5.50%, 04/01/19	78,861	78,091
Pool #B13430, 5.50%, 04/01/19	111,448	110,360
Pool #B14236, 5.00%, 05/01/19	302,875	294,534
Pool #B15172, 4.50%, 06/01/19	242,663	231,933
Pool #B15013, 5.00%, 06/01/19	179,938	174,983
Pool #B15396, 5.50%, 06/01/19	120,204	119,031
Pool #B15759, 4.50%, 07/01/19	357,075	341,286
Pool #G18002, 5.00%, 07/01/19	127,334	123,827
Pool #B15503, 5.00%, 07/01/19	167,224	162,618
Pool #B15717, 5.00%, 07/01/19	253,671	246,685
Pool #B15872, 5.00%, 07/01/19	113,168	110,051
Pool #G18007, 6.00%, 07/01/19	60,846	61,240
Pool #G18005, 5.00%, 08/01/19	345,322	335,812
Pool #G18006, 5.50%, 08/01/19	116,233	115,098
Pool #B16087, 6.00%, 08/01/19	169,680	170,777
Pool #G18009, 5.00%, 09/01/19	609,556	592,769
Pool #B16648, 5.00%, 09/01/19	137,053	133,279
Pool #B16626, 5.00%, 09/01/19	718,842	699,045
Pool #B16657, 5.00%, 09/01/19	167,828	163,206
Pool #B16826, 5.00%, 10/01/19	228,803	222,501
Pool #B16985, 5.00%, 10/01/19	100,815	98,039
Pool #G18022, 5.50%, 11/01/19	243,627	241,248
Pool #G18025, 4.50%, 12/01/19	632,102	604,151
Pool #B17371, 5.00%, 12/01/19	242,701	236,017
Pool #B14288, 5.50%, 12/01/19	132,701	131,405
Pool #B14668, 5.00%, 01/01/20	438,902	426,016
Pool #B17624, 5.00%, 01/01/20	308,060	299,576
Pool #B17982, 4.00%, 03/01/20	156,811	145,671
Pool #B18939, 4.50%, 03/01/20	180,639	172,273
Pool #G18050, 4.00%, 04/01/20	167,086	155,216
Pool #B19226, 4.00%, 04/01/20	45,856	42,599
Pool #B18276, 4.50%, 04/01/20	3,813,377	3,636,766
Pool #B18170, 5.00%, 04/01/20	146,468	142,168
Pool #B18437, 5.50%, 05/01/20	116,777	115,338
Pool #B19414, 5.00%, 06/01/20	280,498	272,263
Pool #G18062, 6.00%, 06/01/20	119,012	119,718
Pool #J02235, 4.50%, 07/01/20	157,318	150,032
Pool #B19624, 4.50%, 07/01/20	169,715	161,855
Pool #G11742, 5.00%, 07/01/20	755,750	734,937
Pool #J02325, 5.50%, 07/01/20	319,540	315,927
Pool #J02428, 4.00%, 08/01/20	4,097,462	3,806,373
Pool #G11720 4.50%, 08/01/20	1,686,937	1,612,344
Pool #J02438, 4.50%, 08/01/20	143,894	137,230
Pool #B19834, 4.50%, 08/01/20	264,052	251,823
Pool #B19642, 4.50%, 08/01/20	743,308	708,883
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS (CONTINUED)
Pool #G18072, 4.50%, 09/01/20	$679,380	$647,915
Pool #J02508, 4.50%, 09/01/20	204,646	195,168
Pool #J02527, 4.50%, 09/01/20	761,363	726,101
Pool #J02551, 4.50%, 09/01/20	103,447	98,656
Pool #J00183, 4.50%, 10/01/20	205,910	196,374
Pool #J00219, 4.50%, 10/01/20	602,474	574,572
Pool #J02664, 4.50%, 10/01/20	137,613	131,240
Pool #J05831, 4.50%, 11/01/20	131,907	125,798
Pool #G11827, 4.50%, 11/01/20	1,926,954	1,837,710
Pool #J00637, 4.50%, 12/01/20	1,604,698	1,530,379
Pool #J00629, 4.50%, 12/01/20	190,320	181,506
Pool #J00718, 5.00%, 12/01/20	1,121,372	1,088,451
Pool #J00935, 5.00%, 12/01/20	94,741	91,959
Pool #G11880, 5.00%, 12/01/20	659,989	640,613
Pool #J01006, 4.50%, 01/01/21	132,048	125,933
Pool #J00854, 5.00%, 01/01/21	515,169	500,044
Pool #J00871, 5.00%, 01/01/21	254,133	246,672
Pool #J01049, 5.00%, 01/01/21	2,560,212	2,485,047
Pool #G18096, 5.50%, 01/01/21	104,245	102,961
Pool #J00855, 5.50%, 01/01/21	243,691	240,936
Pool #G18116, 4.50%, 02/01/21	138,939	132,504
Pool #J01189, 5.00%, 02/01/21	152,437	147,748
Pool #J05986, 5.00%, 02/01/21	117,079	113,642
Pool #J01279, 5.50%, 02/01/21	242,355	239,380
Pool #J01256, 5.00%, 03/01/21	135,228	131,068
Pool #J01414, 5.00%, 03/01/21	103,175	100,001
Pool #G11998, 4.50%, 04/01/21	868,791	828,554
Pool #J01576, 5.00%, 04/01/21	676,329	655,525
Pool #J01570, 5.50%, 04/01/21	147,290	145,476
Pool #J01633, 5.50%, 04/01/21	682,487	674,110
Pool #J01757, 5.00%, 05/01/21	245,732	238,173
Pool #J01771, 5.00%, 05/01/21	192,356	186,439
Pool #J01833, 5.00%, 05/01/21	111,063	107,647
Pool #J01879, 5.00%, 05/01/21	226,237	219,278
Pool #J06015, 5.00%, 05/01/21	231,882	224,749
Pool #G12205, 4.50%, 06/01/21	327,314	312,155
Pool #G18122, 5.00%, 06/01/21	188,903	183,092
Pool #G18123, 5.50%, 06/01/21	387,697	382,939
Pool #J01980, 6.00%, 06/01/21	296,434	298,225
Pool #J03074, 5.00%, 07/01/21	183,496	177,851
Pool #J03028, 5.50%, 07/01/21	233,629	230,761
Pool #G12245, 6.00%, 07/01/21	135,899	136,720
Pool #G12310, 5.50%, 08/01/21	108,168	106,840
Pool #G12348, 6.00%, 08/01/21	277,218	278,892
Pool #G12378, 4.50%, 09/01/21	188,926	180,176
Pool #G12412, 5.50%, 11/01/21	146,078	144,285
Pool #C90559, 7.00%, 05/01/22	83,673	86,614
Pool #C00351, 8.00%, 07/01/24	2,116	2,240
Pool #D60780, 8.00%, 06/01/25	3,941	4,151
Pool #D64617, 8.00%, 10/01/25	27,532	29,120
Pool #D82854, 7.00%, 10/01/27	5,597	5,788
Pool #C00566, 7.50%, 12/01/27	8,545	8,943
Pool #C00676, 6.50%, 11/01/28	47,296	48,365
Pool #C00678, 7.00%, 11/01/28	11,590	11,989
Pool #C18271, 7.00%, 11/01/28	8,558	8,852
Pool #C00836, 7.00%, 07/01/29	4,873	5,041
Pool #C30265, 6.50%, 08/01/29	9,548	9,763
Pool #A16201, 7.00%, 08/01/29	19,035	19,691
Pool #C31282, 7.00%, 09/01/29	928	960
Pool #C31285, 7.00%, 09/01/29	10,879	11,254
6.75%, 09/15/29	388,000	447,343
Pool #A18212, 7.00%, 11/01/29	181,063	187,307
Pool #C32914, 8.00%, 11/01/29	4,261	4,489
Pool #C37436, 8.00%, 01/01/30	6,918	7,288
Pool #C36306, 7.00%, 02/01/30	5,197	5,376
Pool #C36429, 7.00%, 02/01/30	6,672	6,901
Pool #C00921, 7.50%, 02/01/30	6,191	6,463
Pool #G01108, 7.00%, 04/01/30	4,140	4,282
Pool #C37703, 7.50%, 04/01/30	5,905	6,165
Pool #G01133, 6.50%, 07/01/30	32,883	33,626
Pool #C41561, 8.00%, 08/01/30	3,173	3,344
Pool #C01051, 8.00%, 09/01/30	12,359	13,025
Pool #C43550, 7.00%, 10/01/30	10,080	10,427
Pool #C44017, 7.50%, 10/01/30	1,189	1,241
Pool #C43967, 8.00%, 10/01/30	36,768	38,751
Pool #C44978, 7.00%, 11/01/30	1,578	1,632
Pool #C44535, 7.50%, 11/01/30	6,089	6,357
Pool #C44957, 8.00%, 11/01/30	7,016	7,395
Pool #C01106, 7.00%, 12/01/30	64,970	67,207
Pool #C01103, 7.50%, 12/01/30	5,426	5,664
Pool #C01116, 7.50%, 01/01/31	5,082	5,306
Pool #C46932, 7.50%, 01/01/31	10,365	10,821
Pool #C47287, 7.50%, 02/01/31	5,587	5,833
Pool #G01217, 7.00%, 03/01/31	53,232	55,065
Pool #C48851, 7.00%, 03/01/31	7,000	7,229
Pool #C48206, 7.50%, 03/01/31	11,299	11,796
Pool #C01172, 6.50%, 05/01/31	28,870	29,479
Pool #C52685, 6.50%, 05/01/31	23,579	24,077
Pool #C52136, 7.00%, 05/01/31	14,989	15,479
Pool #C53589, 6.50%, 06/01/31	67,951	69,386
Pool #C53324, 7.00%, 06/01/31	12,919	13,341
Pool #C01209, 8.00%, 06/01/31	2,626	2,768
Pool #C54897, 6.50%, 07/01/31	44,170	45,103
Pool #C54792, 7.00%, 07/01/31	56,157	57,995
Pool #C55071, 7.50%, 07/01/31	623	650
Pool #G01309, 7.00%, 08/01/31	14,014	14,472
Pool #C56769, 8.00%, 08/01/31	7,823	8,247
Pool #C01220, 6.50%, 09/01/31	7,570	7,730
Pool #C58215, 6.50%, 09/01/31	2,196	2,243
Pool #C58362, 6.50%, 09/01/31	20,848	21,288
Pool #G01311, 7.00%, 09/01/31	86,672	89,656
Pool #G01315, 7.00%, 09/01/31	3,336	3,451
Pool #C01222, 7.00%, 09/01/31	10,366	10,705
Pool #C01244, 6.50%, 10/01/31	43,526	44,445
Pool #C58961, 6.50%, 10/01/31	364,107	371,795
Pool #C58647, 7.00%, 10/01/31	2,409	2,488
Pool #C58694, 7.00%, 10/01/31	19,198	19,827
Pool #C60991, 6.50%, 11/01/31	8,788	8,974
Pool #C60012, 7.00%, 11/01/31	6,112	6,312
Pool #C61298, 8.00%, 11/01/31	11,686	12,319
Pool #C01271, 6.50%, 12/01/31	13,622	13,909
Pool #C61105, 7.00%, 12/01/31	7,876	8,133
Pool #C01305, 7.50%, 12/01/31	6,221	6,489
Pool #C62218, 7.00%, 01/01/32	17,923	18,509
Pool #C63171, 7.00%, 01/01/32	28,214	29,138
Pool #G01355, 6.50%, 02/01/32	399,564	408,002
Pool #C64121, 7.50%, 02/01/32	13,786	14,381
Pool #C01310, 6.50%, 03/01/32	71,766	73,158
Pool #C64668, 6.50%, 03/01/32	15,214	15,509
Pool #C65466, 6.50%, 03/01/32	95,075	96,919
Pool #C01343, 6.50%, 04/01/32	65,675	66,949
Pool #C66191, 6.50%, 04/01/32	24,202	24,672
Pool #C66192, 6.50%, 04/01/32	12,546	12,790
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS (CONTINUED)
Pool #C66088, 6.50%, 04/01/32	$11,575	$11,799
Pool #G01391, 7.00%, 04/01/32	138,136	142,893
Pool #C01345, 7.00%, 04/01/32	44,482	45,874
Pool #C66744, 7.00%, 04/01/32	4,184	4,315
Pool #C65717, 7.50%, 04/01/32	7,907	8,234
Pool #C01370, 8.00%, 04/01/32	9,684	10,212
Pool #C01351, 6.50%, 05/01/32	42,668	43,496
Pool #C67097, 6.50%, 05/01/32	7,642	7,790
Pool #C66758, 6.50%, 05/01/32	295,831	301,568
Pool #C66919, 6.50%, 05/01/32	3,896	3,972
Pool #C67313, 6.50%, 05/01/32	1,685	1,718
Pool #C66916, 7.00%, 05/01/32	26,586	27,418
Pool #C67259, 7.00%, 05/01/32	2,999	3,092
Pool #C67235, 7.00%, 05/01/32	76,243	78,629
Pool #C01381, 8.00%, 05/01/32	47,319	49,884
Pool #C01364, 6.50%, 06/01/32	44,008	44,861
Pool #C67996, 6.50%, 06/01/32	9,672	9,859
Pool #C72361, 6.50%, 06/01/32	23,329	23,821
Pool #C72497, 6.50%, 06/01/32	14,716	15,026
Pool #C68290, 7.00%, 06/01/32	14,350	14,800
Pool #C68300, 7.00%, 06/01/32	60,288	62,175
Pool #C68307, 8.00%, 06/01/32	2,750	2,900
Pool #G01433, 6.50%, 07/01/32	22,645	23,084
Pool #C71403, 6.50%, 07/01/32	59,742	61,004
Pool #G01449, 7.00%, 07/01/32	99,530	102,957
Pool #C68988, 7.50%, 07/01/32	3,287	3,423
6.25%, 07/15/32	865,000	943,816
Pool #G01443, 6.50%, 08/01/32	154,645	157,644
Pool #G01444, 6.50%, 08/01/32	157,347	160,670
Pool #C01385, 6.50%, 08/01/32	61,653	62,848
Pool #C69951, 6.50%, 08/01/32	26,708	27,226
Pool #C74006, 6.50%, 08/01/32	11,261	11,480
Pool #C69908, 7.00%, 08/01/32	71,150	73,377
Pool #C70211, 7.00%, 08/01/32	42,994	44,339
Pool #C01396, 6.50%, 09/01/32	100,731	102,684
Pool #C71089, 7.50%, 09/01/32	16,516	17,198
Pool #C01404, 6.50%, 10/01/32	242,232	246,929
Pool #C72160, 7.50%, 10/01/32	8,411	8,758
Pool #A14012, 6.50%, 11/01/32	70,509	71,877
Pool #C73984, 6.50%, 12/01/32	9,388	9,570
Pool #C77531, 6.50%, 02/01/33	74,737	76,186
Pool #G01536, 7.00%, 03/01/33	70,636	72,531
Pool #A10212, 6.50%, 06/01/33	27,467	27,957
Pool #A16419, 6.50%, 11/01/33	46,464	47,293
Pool #A17177, 6.50%, 12/01/33	26,748	27,226
Pool #A16522, 6.50%, 12/01/33	291,014	296,206
Pool #A17262, 6.50%, 12/01/33	121,058	123,217
Pool #C01806, 7.00%, 01/01/34	85,803	88,105
Pool #C01851, 6.50%, 04/01/34	186,320	189,316
Pool #A21356, 6.50%, 04/01/34	189,330	192,375
Pool #A22067, 6.50%, 05/01/34	243,408	247,323
Pool #A24301, 6.50%, 05/01/34	138,141	140,363
Pool #A24988, 6.50%, 07/01/34	108,739	110,488
Pool #G01741, 6.50%, 10/01/34	135,231	137,854
Pool #G08023, 6.50%, 11/01/34	213,741	217,179
Pool #A33137, 6.50%, 01/01/35	68,658	69,762
Pool #G08064, 6.50%, 04/01/35	136,463	138,234
Pool #A31989, 6.50%, 04/01/35	65,536	66,386
Pool #A38817, 6.50%, 05/01/35	28,617	28,943
Pool #G01947, 7.00%, 05/01/35	115,935	119,563
Pool #A46279, 5.00%, 07/01/35	544,847	512,567
Pool #A46718, 4.50%, 08/01/35	825,474	752,797
Pool #A46671, 5.00%, 08/01/35	187,524	176,414
Pool #G01867, 5.00%, 08/01/35	4,238,725	3,987,598
Pool #G08072, 5.00%, 08/01/35	3,052,275	2,871,441
Pool #A33015, 5.00%, 08/01/35	1,648,447	1,550,784
Pool #A36407, 5.00%, 08/01/35	219,278	206,287
Pool #A36609, 5.00%, 08/01/35	3,961,268	3,726,579
Pool #A36646, 5.00%, 08/01/35	10,901,921	10,256,028
Pool #A36973, 5.00%, 08/01/35	289,720	272,556
Pool #G08073, 5.50%, 08/01/35	1,792,242	1,736,146
Pool #A47036, 4.50%, 09/01/35	262,164	239,083
Pool #A47055, 4.50%, 09/01/35	3,240,630	2,955,316
Pool #A37533, 4.50%, 09/01/35	208,190	189,860
Pool #A47039, 5.00%, 09/01/35	2,688,677	2,529,385
Pool #A37534, 5.00%, 09/01/35	3,099,428	2,915,800
Pool #A37567, 5.00%, 09/01/35	247,105	232,465
Pool #A37135, 5.50%, 09/01/35	3,107,991	3,010,713
Pool #A46935, 6.50%, 09/01/35	121,054	122,625
Pool #G01890, 4.50%, 10/01/35	527,780	481,312
Pool #G02045, 4.50%, 10/01/35	190,018	173,288
Pool #A38074, 5.00%, 10/01/35	548,349	515,862
Pool #A38255, 5.50%, 10/01/35	2,631,169	2,548,815
Pool #A38531, 5.50%, 10/01/35	3,213,015	3,112,449
Pool #A38667, 5.50%, 10/01/35	2,386,101	2,311,418
Pool #G08088, 6.50%, 10/01/35	714,831	724,108
Pool #G08109, 4.50%, 11/01/35	267,082	243,567
Pool #A47750, 5.00%, 11/01/35	1,919,407	1,805,690
Pool #A47753, 5.00%, 11/01/35	2,353,737	2,214,288
Pool #A39892, 5.00%, 11/01/35	192,887	181,460
Pool #A39258, 5.00%, 11/01/35	146,917	138,213
Pool #A39490, 5.00%, 11/01/35	264,871	249,179
Pool #G08095, 5.50%, 11/01/35	537,669	520,840
Pool #A39759, 5.50%, 11/01/35	179,419	173,803
Pool #A40141, 6.50%, 11/01/35	130,504	132,198
Pool #A47682, 6.50%, 11/01/35	660,846	669,422
Pool #A40182, 5.00%, 12/01/35	276,247	259,880
Pool #A40268, 5.00%, 12/01/35	218,051	205,132
Pool #A41041, 5.00%, 12/01/35	474,477	446,366
Pool #G01959, 5.00%, 12/01/35	2,504,301	2,355,931
Pool #A40376, 5.50%, 12/01/35	171,567	166,197
Pool #A42298, 4.50%, 01/01/36	300,862	274,373
Pool #G02220, 4.50%, 01/01/36	161,161	146,972
Pool #A41864, 5.00%, 01/01/36	224,940	211,614
Pool #A41326, 5.50%, 01/01/36	896,459	868,400
Pool #A41354, 5.50%, 01/01/36	5,899,960	5,715,296
Pool #A42305, 5.50%, 01/01/36	1,385,420	1,339,179
Pool #A42332, 5.50%, 01/01/36	304,420	294,892
Pool #G08105, 5.50%, 01/01/36	6,532,761	6,328,290
Pool #A41548, 7.00%, 01/01/36	255,132	262,175
Pool #G08111, 5.50%, 02/01/36	4,789,972	4,630,096
Pool #A43672, 6.50%, 02/01/36	81,255	82,184
Pool #A48303, 7.00%, 02/01/36	133,512	137,113
Pool #A43452, 5.50%, 03/01/36	141,775	137,043
Pool #A43757, 5.50%, 03/01/36	1,654,000	1,598,795
Pool #A43861, 5.50%, 03/01/36	3,715,286	3,591,281
Pool #G08116, 5.50%, 03/01/36	930,369	899,316
Pool #A43644, 6.50%, 03/01/36	127,463	128,922
Pool #A44534, 5.00%, 04/01/36	186,696	175,287
Pool #A44743, 5.00%, 04/01/36	155,998	146,756
Pool #A54580, 5.00%, 04/01/36	357,804	336,605
Pool #A48700, 4.50%, 05/01/36	121,098	110,327
Pool #G02186, 5.00%, 05/01/36	13,729,839	12,916,404
Pool #A48911, 5.50%, 05/01/36	533,283	515,483
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS (CONTINUED)
Pool #A48976, 5.50%, 05/01/36	$4,901,459	$4,737,862
Pool #A48735, 5.50%, 05/01/36	380,329	367,634
Pool #G08130, 6.50%, 05/01/36	237,961	240,683
Pool #A49637, 5.00%, 06/01/36	743,594	698,153
Pool #A49653, 5.50%, 06/01/36	19,297,561	18,653,464
Pool #G08134, 5.50%, 06/01/36	533,705	515,892
Pool #A50139, 6.50%, 06/01/36	211,003	213,417
Pool #A49960, 7.00%, 06/01/36	43,653	44,830
Pool #A50832, 5.50%, 07/01/36	679,388	656,712
Pool #A50313, 5.50%, 07/01/36	464,051	448,562
Pool #A50714, 5.50%, 07/01/36	231,913	224,172
Pool #G08139, 5.50%, 07/01/36	1,095,133	1,058,580
Pool #G08141, 6.50%, 07/01/36	923,772	934,341
Pool #A51069, 5.00%, 08/01/36	185,938	174,576
Pool #A51078, 5.50%, 08/01/36	243,595	235,464
Pool #A51250, 6.50%, 08/01/36	640,642	647,971
Pool #A51337, 6.50%, 08/01/36	198,634	200,907
Pool #G02267, 6.50%, 08/01/36	1,416,712	1,432,920
Pool #A52253, 6.50%, 09/01/36	197,132	199,387
Pool #G02375, 6.50%, 09/01/36	751,388	759,984
Pool #G02342, 5.00%, 10/01/36	1,086,572	1,020,173
Pool #A53040, 5.50%, 10/01/36	876,102	846,860
Pool #A53286, 5.50%, 10/01/36	1,137,099	1,099,146
Pool #A53632, 6.00%, 10/01/36	777,820	772,068
Pool #A53039, 6.50%, 10/01/36	336,712	340,565
Pool #A53219, 6.50%, 10/01/36	386,657	391,081
Pool #A55587, 5.50%, 12/01/36	316,557	305,992
Pool #1G2652, 5.74%, 04/01/37(a)	3,598,174	3,550,629
Pool #1J1593, 5.74%, 04/01/37(a)	7,416,978	7,404,101
Pool #1J1594, 5.89%, 04/01/37(a)	7,821,638	7,827,067
Pool #1G1945, 5.73%, 05/01/37	7,556,000	7,538,252
Federal National Mortgage Association
2.50%, 06/15/08	6,906,000	6,752,231
4.50%, 10/15/08	166,000	165,065
4.88%, 04/15/09	9,894,000	9,883,819
5.38%, 08/15/09 – 11/15/11	10,222,000	10,314,593
6.63%, 09/15/09	12,586,000	13,005,454
5.13%, 04/15/11	3,334,000	3,342,208
4.38%, 03/15/13	8,077,000	7,776,293
4.63%, 10/15/14	1,236,000	1,191,850
5.00%, 04/15/15	1,132,000	1,113,121
Pool #709921, 5.00%, 06/01/18	60,989	59,438
Pool #255315, 4.00%, 07/01/19	170,098	158,482
Pool #811970, 4.50%, 02/01/20	78,095	74,400
Pool #560868, 7.50%, 02/01/31	4,310	4,500
Pool #607212, 7.50%, 10/01/31	79,715	83,231
Pool #607559, 6.50%, 11/01/31	3,532	3,603
Pool #607632, 6.50%, 11/01/31	960	979
Pool #661664, 7.50%, 09/01/32	77,630	80,903
Pool #656559, 6.50%, 02/01/33	223,748	227,759
Pool #694846, 6.50%, 04/01/33	32,245	32,572
Pool #750229, 6.50%, 10/01/33	227,427	229,731
Pool #788027, 6.50%, 09/01/34	153,618	155,885
Pool #804847, 4.50%, 01/01/35	244,647	223,204
Pool #735141, 5.50%, 01/01/35	6,941,631	6,703,936
Pool #256023, 6.00%, 12/01/35	5,330,074	5,281,517
Pool #888077, 5.00%, 08/01/36	2,093,877	1,963,941
Pool #894441, 5.85%, 08/01/36(a)	7,033,738	7,069,488
Pool #908698, 6.50%, 10/01/36	1,283,440	1,296,445
6.50%, 06/01/37	1,990,026	2,010,190
Government National Mortgage Association
Pool #279461, 9.00%, 11/15/19	2,627	2,823
Pool #376510, 7.00%, 05/15/24	7,058	7,373
Pool #457801, 7.00%, 08/15/28	11,514	12,032
Pool #486936, 6.50%, 02/15/29	7,977	8,164
Pool #490258, 6.50%, 02/15/29	1,595	1,633
Pool #502969, 6.00%, 03/15/29	22,611	22,660
Pool #487053, 7.00%, 03/15/29	10,292	10,755
Pool #781014, 6.00%, 04/15/29	22,347	22,403
Pool #509099, 7.00%, 06/15/29	5,207	5,441
Pool #470643, 7.00%, 07/15/29	13,747	14,365
Pool #434505, 7.50%, 08/15/29	1,704	1,786
Pool #416538, 7.00%, 10/15/29	3,448	3,602
Pool #524269, 8.00%, 11/15/29	7,625	8,093
Pool #781124, 7.00%, 12/15/29	41,295	43,152
Pool #525561, 8.00%, 01/15/30	3,011	3,197
Pool #507396, 7.50%, 09/15/30	74,076	77,582
Pool #531352, 7.50%, 09/15/30	9,886	10,354
Pool #536334, 7.50%, 10/15/30	1,123	1,176
Pool #540659, 7.00%, 01/15/31	839	876
Pool #486019, 7.50%, 01/15/31	4,015	4,204
Pool #535388, 7.50%, 01/15/31	3,786	3,964
Pool #537406, 7.50%, 02/15/31	4,297	4,500
Pool #528589, 6.50%, 03/15/31	65,616	67,113
Pool #508473, 7.50%, 04/15/31	16,174	16,937
Pool #544470, 8.00%, 04/15/31	3,179	3,376
Pool #781287, 7.00%, 05/15/31	24,436	25,530
Pool #549742, 7.00%, 07/15/31	10,720	11,194
Pool #781319, 7.00%, 07/15/31	7,860	8,209
Pool #485879, 7.00%, 08/15/31	21,380	22,327
Pool #572554, 6.50%, 09/15/31	164,668	168,425
Pool #555125, 7.00%, 09/15/31	3,711	3,876
Pool #781328, 7.00%, 09/15/31	22,616	23,629
Pool #550991, 6.50%, 10/15/31	11,676	11,943
Pool #571267, 7.00%, 10/15/31	3,406	3,557
Pool #547948, 6.50%, 11/15/31	7,032	7,192
Pool #574837, 7.50%, 11/15/31	4,713	4,935
Pool #555171, 6.50%, 12/15/31	3,451	3,529
Pool #781380, 7.50%, 12/15/31	7,120	7,405
Pool #781481, 7.50%, 01/15/32	38,948	40,794
Pool #580972, 6.50%, 02/15/32	6,333	6,473
Pool #781401, 7.50%, 02/15/32	19,732	20,664
Pool #781916, 6.50%, 03/15/32	438,836	448,624
Pool #552474, 7.00%, 03/15/32	13,220	13,808
Pool #781478, 7.50%, 03/15/32	12,353	12,939
Pool #781429, 8.00%, 03/15/32	18,378	19,516
Pool #781431, 7.00%, 04/15/32	87,835	91,726
Pool #568715, 7.00%, 05/15/32	59,434	62,077
Pool #552616, 7.00%, 06/15/32	77,358	80,798
Pool #570022, 7.00%, 07/15/32	118,371	123,635
Pool #583645, 8.00%, 07/15/32	11,249	11,950
Pool #595077, 6.00%, 10/15/32	70,964	71,069
Pool #596657, 7.00%, 10/15/32	5,129	5,357
Pool #552903, 6.50%, 11/15/32	397,247	406,008
Pool #552952, 6.00%, 12/15/32	69,871	69,975
Pool #602102, 6.00%, 02/15/33	84,307	84,405
Pool #588192, 6.00%, 02/15/33	37,620	37,664
Pool #603520, 6.00%, 03/15/33	83,888	83,986
Pool #553144, 5.50%, 04/15/33	246,382	240,587
Pool #604243, 6.00%, 04/15/33	149,733	149,908
Pool #611526, 6.00%, 05/15/33	61,456	61,528
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS (CONTINUED)
Pool #631924, 6.00%, 05/15/33	$105,109	$105,231
Pool #553320, 6.00%, 06/15/33	157,409	157,592
Pool #572733, 6.00%, 07/15/33	43,125	43,175
Pool #573916, 6.00%, 11/15/33	133,692	133,848
Pool #604788, 6.50%, 11/15/33	262,967	268,539
Pool #604875, 6.00%, 12/15/33	300,509	300,860
Pool #781688, 6.00%, 12/15/33	272,140	272,499
Pool #781690, 6.00%, 12/15/33	115,641	115,803
Pool #781699, 7.00%, 12/15/33	43,519	45,449
Pool #621856, 6.00%, 01/15/34	136,124	136,172
Pool #564799, 6.00%, 03/15/34	598,493	598,705
Pool #630038, 6.50%, 08/15/34	286,162	292,034
Pool #781804, 6.00%, 09/15/34	405,880	405,966
Pool #781847, 6.00%, 12/15/34	367,959	367,959
Pool #486921, 5.50%, 02/15/35	147,888	144,082
Pool #781902, 6.00%, 02/15/35	376,487	376,434
Pool #781905, 5.00%, 04/15/35	869,043	829,003
Pool #646799, 4.50%, 07/15/35	171,283	157,842
Pool #645035, 5.00%, 07/15/35	172,243	164,267
Pool #641734, 4.50%, 09/15/35	997,362	919,092
Pool #641779, 5.00%, 09/15/35	3,487,856	3,326,344
Pool #649454, 5.50%, 09/15/35	1,351,805	1,318,686
Pool #649510, 5.50%, 10/15/35	2,094,882	2,043,558
Pool #649513, 5.50%, 10/15/35	2,566,606	2,503,725
Pool #602461, 5.00%, 12/15/35	145,477	138,740
Pool #648439, 5.00%, 01/15/36	294,158	280,301
Pool #650712, 5.00%, 01/15/36	408,876	389,615
Pool #652207, 5.50%, 03/15/36	2,478,286	2,415,144
Pool #652539, 5.00%, 05/15/36	189,520	180,592
Pool #655519, 5.00%, 05/15/36	363,318	346,203
Pool #606308, 5.50%, 05/15/36	455,898	444,282
Pool #606314, 5.50%, 05/15/36	185,713	180,981
Pool #653598, 5.50%, 05/15/36	652,321	635,702
Pool #655457, 6.00%, 05/15/36	202,648	202,443
Pool #635306, 6.00%, 06/15/36	1,143,952	1,142,392
Pool #656666, 6.00%, 06/15/36	1,068,654	1,067,196
Pool #657912, 6.50%, 08/15/36	346,271	352,470
Tennessee Valley Authority, 6.25%, 12/15/17	35,000	37,324
U.S. Treasury Bonds
8.75%, 05/15/17	4,536,000	5,907,786
8.50%, 02/15/20	2,947,000	3,918,591
6.25%, 08/15/23	19,024,000	21,572,912
6.88%, 08/15/25	3,277,000	3,993,077
5.38%, 02/15/31	4,593,000	4,848,844

Total U.S. Government Agency Long-Term Obligations (Cost $436,049,121)		428,887,487

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATION (0.0%)
Federal National Mortgage Association, 4.38%, 10/15/15	82,000	77,217

U.S. TREASURY NOTES (15.5%)
U.S. Treasury Note, 4.50%, 05/15/10	8,000,000	7,990,000
U.S. Treasury Notes
3.13%, 10/15/08	543,000	532,861
4.88%, 10/31/08 – 08/15/16	15,754,000	15,816,645
4.75%, 02/15/10 – 02/15/37	58,213,000	58,378,783
4.50%, 09/30/11 – 02/15/36	36,748,000	36,190,534
4.63%, 02/29/12 – 02/15/17	20,929,000	20,877,846
4.00%, 11/15/12 – 02/15/15	7,449,000	7,109,795
4.13%, 05/15/15	6,672,000	6,399,909
6.38%, 08/15/27	10,145,000	11,880,749

Total U.S. Treasury Notes (Cost $164,509,731)		165,177,122

YANKEE DOLLARS (2.1%)
Banks (0.5%)
BSCH Issuances Ltd.
7.63%, 11/03/09	1,886,000	1,985,477
7.63%, 09/14/10	41,000	43,934
HBOS PLC, 5.46%, 11/29/49(c)	246,000	239,660
HSBC Bank USA, 7.50%, 07/15/09	392,000	407,909
Landwirtsch Rentenbank, 5.25%, 07/15/11	250,000	251,745
National Bank of Australia, 8.60%, 05/19/10	123,000	133,745
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	250,000	242,708
Royal Bank of Scotland Group
5.00%, 11/12/13	164,000	161,695
5.05%, 01/08/15	219,000	213,831
4.70%, 07/03/18	328,000	304,778
St. George Bank Ltd., 5.30%, 10/15/15(c)	164,000	160,155
UBS AG Stamford CT, 5.88%, 07/15/16	779,000	803,406
Westpac Banking Corp., 4.63%, 06/01/18	103,000	93,981

		5,043,024

Consumer Goods (0.0%)
Diageo Capital PLC, 7.25%, 11/01/09	250,000	260,369

Electric Power (0.0%)
Hydro Quebec Corp.
8.40%, 01/15/22	153,000	194,593
8.88%, 03/01/26	109,000	148,706
Scottish Power, 5.81%, 03/15/25	82,000	80,087

		423,386

Energy Companies (0.2%)
Canadian Natural Resources, 4.90%, 12/01/14	195,000	183,474
EnCana Corp., 4.75%, 10/15/13	236,000	224,006
Nexen, Inc.
5.05%, 11/20/13	205,000	195,781
5.20%, 03/10/15	250,000	238,005
5.88%, 03/10/35	92,000	83,183
Norsk Hydro AS, 6.36%, 01/15/09	189,000	191,562
Petro-Canada, 5.95%, 05/15/35	189,000	175,325
Ptt Public Co. Ltd., 5.88%, 08/03/35(c)	123,000	106,973
Talisman Energy, Inc.
7.25%, 10/15/27	92,000	95,509
5.75%, 05/15/35	250,000	217,781
Transocean Sedco Forex, Inc., 7.50%, 04/15/31	123,000	135,997

		1,847,596

Manufacturing (0.2%)
Alcan, Inc.
6.45%, 03/15/11	31,000	31,990
4.50%, 05/15/13	258,000	244,322
5.00%, 06/01/15	205,000	194,553
See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Shares	Value
YANKEE DOLLARS (CONTINUED)
Manufacturing (continued)
5.75%, 06/01/35	$144,000	$131,374
Astrazeneca PLC, 5.40%, 06/01/14	205,000	202,637
Celulosa Arauco Constitucion SA, 5.13%, 07/09/13	123,000	116,326
Inco Ltd., 7.75%, 05/15/12	123,000	131,556
Lafarge SA, 6.50%, 07/15/16	185,000	187,191
Noranda, Inc., 6.20%, 06/15/35	123,000	117,416
Placer Dome, Inc., 6.38%, 03/01/33	96,000	93,158
Potash Corp. of Saskatchewan, Inc.
7.75%, 05/31/11	29,000	31,166
4.88%, 03/01/13	115,000	110,124
Teck Cominco Ltd., 6.13%, 10/01/35	103,000	94,608
Yara International Asa, 5.25%, 12/15/14(c)	103,000	97,426

		1,783,847

Oil, Gas & Consumable Fuels (0.1%)
Conocophilips Canada Corp., 5.63%, 10/15/16	260,000	256,039
Enbridge, Inc., 5.60%, 04/01/17	750,000	721,589

		977,628

Other Financial (0.7%)
Anadarko Finance Co., 6.75%, 05/01/11	82,000	85,010
Anadarko Petroleum Corp., 7.50%, 05/01/31	207,000	216,403
Apache Finance Canada, 4.38%, 05/15/15	338,000	311,633
BHP Billiton Ltd., 4.80%, 04/15/13	164,000	157,251
BHP Finance Corp., 6.42%, 03/01/26	55,000	56,652
Brascan Corp., 5.75%, 03/01/10	125,000	126,195
Bskyb Finance UK Ltd., 5.63%, 10/15/15(c)	103,000	100,296
Burlington Resources Finance Co., 6.40%, 08/15/11	86,000	89,078
Burlington Resources, Inc., 6.50%, 12/01/11	144,000	149,914
CIT Group, Inc., 5.20%, 06/01/15	123,000	112,512
Conoco Funding Co., 6.35%, 10/15/11	533,000	551,748
Deutsche Bank Financial LLC., 5.38%, 03/02/15	123,000	121,071
Deutsche Telekom International Finance
3.88%, 07/22/08	287,000	282,881
5.25%, 07/22/13	513,000	494,568
5.75%, 03/23/16	823,000	797,161
8.25%, 06/15/30	256,000	306,293
Diageo Capital PLC, 5.30%, 10/28/15	451,000	435,791
Encana Holdings Finance Corp., 5.80%, 05/01/14	441,000	441,101
Hanson Australia Funding, 5.25%, 03/15/13	185,000	180,393
Inversiones CMPC SA, 4.88%, 06/18/13(c)	123,000	118,568
Montpelier RE Holdings, 6.13%, 08/15/13	51,000	49,762
Oester Kontroll Bank, 4.50%, 03/09/15	164,000	156,424
Telecom Italia Capital
6.20%, 07/18/11	144,000	145,238
5.25%, 11/15/13	410,000	389,861
4.95%, 09/30/14	205,000	189,522
5.25%, 10/01/15	205,000	190,741
6.00%, 09/30/34	160,000	141,074
UFJ Finance Aruba AEC, 6.75%, 07/15/13	246,000	255,767
XL Capital Ltd., 5.25%, 09/15/14	541,000	517,395

		7,170,303

Service Companies (0.0%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	154,000	161,748
Thomson Corp., 4.25%, 08/15/09	174,000	170,312
TXU Energy Co., 6.15%, 11/15/13(c)	131,000	133,551

		465,611

Telephones (0.3%)
America Movil SA de CV
5.75%, 01/15/15	205,000	196,561
6.38%, 03/01/35	123,000	115,562
British Telecom PLC
8.35%, 12/15/10	890,000	975,583
9.15%, 12/15/30	391,000	511,935
France Telecom, 3,111.00%, 03/01/11	267,000	286,683
Koninklijke KPN NV, 8.00%, 10/01/10	215,000	230,403
Telefonos de Mexico SA, 5.50%, 01/27/15	164,000	161,006
Vodafone Group PLC
7.75%, 02/15/10	267,000	280,401
5.00%, 12/16/13	461,000	435,135
7.88%, 02/15/30	144,000	159,471

		3,352,740

Transportation (0.1%)
Canadian National Railway Co.
4.40%, 03/15/13	715,000	670,032
6.90%, 07/15/28	168,000	176,097
6.20%, 06/01/36	164,000	160,196
Qantas Airways, 6.05%, 04/15/16(c)	123,000	121,517

		1,127,842

Total Yankee Dollars (Cost $22,969,085)		22,452,346

REPURCHASE AGREEMENTS (6.8%)
Nomura Securities, 5.10%, dated 07/31/07, due 08/01/07, repurchase price $80,880,529, collateralized by U.S. Government Agency Mortgages with a market value of $82,486,454	72,613,154	72,613,154

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.5%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $5,404,570, collateralized by U.S. Government Agency Mortgages with a market value of $5,511,843	5,403,768	5,403,768

See Accompaying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
Total Investments
(Cost $1,205,276,416) (e) — 111.6%		1,190,743,625

Liabilities in excess of other assets — (11.6)%		(123,974,671)

NET ASSETS — 100.0%		$1,066,768,954

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2007. The maturity date represents the actual maturity date.

(b)	All or a part of the security was on loan as of July 31, 2007.

(c)	Illiquid security.

(d)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(e)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

TBA	To Be Announced.

TW	Taiwan

UK	United Kingdom
See Accompaying Notes to Statements of Investments

Statement of Securities Sold Short
July 31, 2007 (Unaudited)
Nationwide Bond Index Fund

	Principal Amount	Value
U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS SHORT POSITION (3.8%)
Fannie Mae TBA August, 5.00%, 08/01/33	43,000,000	$40,325,916
Total Securities Sold Short (Proceeds $40,194,922) (a) — 3.8%		40,325,916

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

TBA	To Be Announced.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (96.1%)
Australia (6.0%)
Airline— 0.1%(a)
Qantas Airways Ltd.	243,790	$1,182,638

Beverages— 0.1%(a)
Coca-Cola Amatil Ltd.(b)	122,877	949,598
Foster’s Group Ltd.	380,806	1,895,389
Lion Nathan Ltd.(b)	12,883	92,334

		2,937,321

Biotechnology— 0.1%(a)
CSL Ltd.	30,188	2,261,249

Capital Markets— 0.1%(a) (b)
Macquarie Bank Ltd.	49,596	3,422,420
Perpetual Ltd.	2,435	159,748

		3,582,168

Chemicals— 0.1%(a)
Orica Ltd.	51,409	1,207,068

Commercial Banks— 1.4%(a)
Australia & New Zealand Banking Group Ltd.	344,263	8,251,265
Commonwealth Bank of Australia(b)	225,457	10,339,241
National Australia Bank Ltd.(b)	283,737	9,228,292
Westpac Banking Corp.	347,107	7,673,457

		35,492,255

Commercial Services & Supplies— 0.1%(a) (b)
Brambles Ltd.*	163,625	1,531,403
Downer EDI Ltd.	88,386	523,348

		2,054,751

Construction & Engineering— 0.0%(a) (b)
Leighton Holdings Ltd.	29,287	963,422

Construction Materials— 0.1%
Boral Ltd.(a) (b)	84,614	552,467
James Hardie Industries NV(a) (b)	58,410	369,976
Rinker Group Ltd.	169,593	2,688,049

		3,610,492

Containers & Packaging— 0.0%(a)
AmCor Ltd.	137,252	798,788

Distributor— 0.0%(a)
Pacific Brands Ltd.	179,970	547,358

Diversified Consumer Services— 0.0%(a) (b)
ABC Learning Centres Ltd.	107,189	628,623

Diversified Financial Services— 0.2%(a)
Australian Stock Exchange Ltd.	25,094	1,035,989
Challenger Financial Services Group Ltd.(b)	113,637	532,009
SunCorp-Metway Ltd.(b)	171,687	2,805,656

		4,373,654

Diversified Telecommunication Services— 0.1%(a)
Telstra Corp. Ltd, Installment Receipts	156,656	411,311
Telstra Corp. Ltd.	564,803	2,203,476

		2,614,787

Energy Equipment & Services— 0.1%(a) (b)
Babcock & Brown Ltd.	32,433	767,717
WorleyParsons Ltd.	17,154	490,867

		1,258,584

Food & Staples Retailing— 0.3%(a) (b)
Coles Myer Ltd.	226,326	2,780,048
Woolworths Ltd.	203,352	4,685,578

		7,465,626

Food Products— 0.0%(a)
Futuris Corp. Ltd.	73,471	150,061
Goodman Fielder Ltd.(b)	82,979	178,813

		328,874

Health Care Equipment & Supplies— 0.0%(a)
Ansell Ltd.(b)	21,361	213,780
Cochlear Ltd.	12,914	673,910

		887,690

Health Care Providers & Services— 0.1%(a) (b)
Sonic Health Care Products & Services Ltd.	38,144	495,298
Symbion Health Ltd.	192,781	676,547

		1,171,845

Hotels, Restaurants & Leisure— 0.1%(a) (b)
Aristocrat Leisure Ltd.	58,082	668,784
Tabcorp Holdings Ltd.	76,074	1,045,754
Tattersall’s Ltd.	130,459	540,996

		2,255,534

Industrial Conglomerates— 0.1%(a) (b)
CSR Ltd.	262,541	740,314
Wesfarmers Ltd.	60,042	1,982,313

		2,722,627

Insurance— 0.4%(a)
AMP Ltd.(b)	314,066	2,666,861
AXA Asia Pacific Holdings Ltd.(b)	165,197	1,023,261
Insurance Australia Group Ltd.(b)	331,559	1,595,177
QBE Insurance Group Ltd.	148,397	3,746,344

		9,031,643

IT Services— 0.0%(a) (b)
Computershare Ltd.	70,608	591,967

Media— 0.1%(a)
APN News & Media Ltd.	16,269	79,102
John Fairfax Holdings Ltd.(b)	218,301	892,924
Macquarie Communications Infrastructure Group(b)	122,108	614,940
Publishing & Broadcasting Ltd.	99,381	1,548,170

		3,135,136

Metals & Mining— 1.2%(a)
Alumina Ltd.	157,047	971,136
BHP Billiton Ltd.(b)	625,634	19,921,594
BlueScope Steel Ltd.(b)	141,785	1,309,923
Fortescue Metals Group Ltd.*	15,972	445,097
Iluka Resources Ltd.(b)	69,336	348,718
Newcrest Metals & Mining Ltd.	58,954	1,231,502
OneSteel Ltd.(b)	122,061	690,479
Rio Tinto Ltd.(b)	55,094	4,293,344
Zinifex Ltd.	100,493	1,661,667

		30,873,460

Multi-Utilities— 0.1%(a) (b)
AGL Energy Ltd.	58,166	761,584
Alinta Ltd.	97,924	1,228,095

		1,989,679

Multiline Retail— 0.0%(a)
Harvey Norman Holdings Ltd.	33,835	150,919

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Australia (continued)
Oil, Gas & Consumable Fuels— 0.3%(a)
Caltex Australia Ltd.	14,655	$308,748
Origin Energy Ltd.(b)	118,592	981,423
Paladin Resources Ltd.*	122,587	725,255
Santos Ltd.(b)	132,856	1,489,368
Woodside Petroleum Ltd.(b)	91,848	3,339,162

		6,843,956

Paper & Forest Products— 0.0%(a)
PaperlinX Ltd.	94,750	255,460

Real Estate Investment Trusts (REITs)— 0.6%(a)
Centro Properties Group(b)	154,131	1,032,586
CFS Retail Property Trust	233,837	422,993
Commonwealth Property Office Fund(b)	228,851	309,141
DB RREEF Trust	461,432	706,643
GPT Group	371,359	1,410,091
ING Industrial Fund	19,558	41,144
Investa Property Group	395,205	978,803
Macquarie Goodman Group	265,892	1,356,513
Macquarie Office Trust(b)	145,315	187,733
Mirvac Group(b)	197,476	856,089
Multiplex Group	161,314	676,396
Stockland	216,132	1,406,690
Westfield Group	308,296	4,959,726

		14,344,548

Real Estate Management & Development— 0.0%(a) (b)
Lend Lease Corp. Ltd.	66,298	1,043,975

Road & Rail— 0.1%(b)
Asciano Group*	81,314	659,540
Toll Holdings Ltd.(a)	118,845	1,421,556

		2,081,096

Textiles, Apparel & Luxury Goods— 0.0%(a)
Billabong International Ltd.	9,477	129,734

Transportation Infrastructure— 0.1%(a)
Macquarie Airports	63,064	231,514
Macquarie Infrastructure Group(b)	506,965	1,399,428
Transurban Group	182,856	1,108,584

		2,739,526

		151,556,453

Austria (0.6%)(a)
Building Products— 0.0%(b)
Wienerberger AG	10,093	697,105

Commercial Banks— 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	31,004	2,332,302
Raiffeisen International Bank Holding AG(b)	5,207	778,809

		3,111,111

Construction Materials— 0.0%
RHI AG*	9,942	513,169

Containers & Packaging— 0.0%
Mayr-Melnhof Karton AG	74	8,209

Diversified Telecommunication Services— 0.1%
Telekom Austria AG	71,313	1,737,103

Electric Utility— 0.1%
Verbund-Oesterreichische Elektrizitaetswirtschafts AG	16,292	794,288

Hotels, Restaurants & Leisure— 0.0%(b)
BetandWin.com Interactive Entertainment AG*	3,680	95,882

Insurance— 0.0%
Wiener Staedtische Versicherung AG	1,735	121,691

Machinery— 0.0%
Andritz AG	11,364	770,986

Metals & Mining— 0.1%(b)
Voestalpine AG	19,205	1,597,572

Oil, Gas & Consumable Fuels— 0.1%
OMV AG	33,106	2,056,616

Real Estate Management & Development— 0.1%
Immoeast Immobilien Anlagen*	53,886	699,644
IMMOFINANZ Immobilien Anlagen AG*(b)	98,991	1,244,042
Meinl European Land Ltd.*	57,937	1,345,943

		3,289,629

Transportation Infrastructure— 0.0%
Flughafen Wien AG	72	7,501

		14,800,862

Belgium (1.2%)(a)
Beverages— 0.1%
InBev NV	29,996	2,415,259

Chemicals— 0.1%
Solvay SA	9,723	1,474,618
Umicore	5,921	1,342,740

		2,817,358

Commercial Banks— 0.3%
Dexia(b)	94,569	2,703,655
KBC Groep NV	35,125	4,569,113

		7,272,768

Distributor— 0.0%
D’ Ieteren NV	489	196,618

Diversified Financial Services— 0.4%
Fortis(b)	227,416	8,962,184
Groupe Bruxelles Lambert SA	12,842	1,559,722

		10,521,906

Diversified Telecommunication Services— 0.1%
Belgacom SA	35,723	1,446,077

Electrical Equipment— 0.0%
Bekaert SA	257	36,768

Electronic Equipment & Instruments— 0.0%
BarCo NV	2,478	248,000

Food & Staples Retailing— 0.1%
Colruyt SA	1,735	368,133
Delhaize Group(b)	16,437	1,528,280

		1,896,413

Health Care Equipment & Supplies— 0.0%
Omega Pharma SA	2,941	252,202

Leisure Equipment & Products— 0.0%
AGFA-Gevaert NV	29,393	620,532

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Belgium(a) (continued)
Oil, Gas & Consumable Fuels— 0.0%
Euronav SA	5,398	$193,049

Pharmaceutical— 0.1%(b)
UCB SA	24,265	1,362,901

Real Estate Investment Trust (REIT)— 0.0%
Cofinimmo	660	118,092

Transportation— 0.0%
Compagnie Maritime Belge SA	5,117	354,672

Wireless Telecommunication Services— 0.0%
Mobistar SA	2,876	225,600

		29,978,215

Bermuda (0.0%)(a) (b)
Oil, Gas & Consumable Fuels— 0.0%
Frontline Ltd.	5,936	274,575

Cayman Islands (0.1%)(a) (b)
Communications Equipment— 0.1%
FoxConn International Holdings Ltd.*	308,604	883,615

Wireless Telecommunication Services— 0.0%
Hutchison Telecommunications International Ltd.	212,642	263,087

		1,146,702

Denmark (0.9%)(a)
Airline— 0.0%
Dak Sas AB*	63	1,506

Beverages— 0.0%
Carlsberg	7,141	916,244

Chemicals— 0.0%
Novozymes	6,405	755,208

Commercial Banks— 0.2%
Danske Bank	91,120	3,838,139
Jyske Bank*	7,175	566,532
Sydbank	16,077	816,249

		5,220,920

Construction & Engineering— 0.0%
FLSmidth & Co.	7,163	631,041

Food Products— 0.1%
Danisco AS(b)	12,057	896,619
East Asiatic Co. Ltd.	8,441	487,934

		1,384,553

Health Care Equipment & Supplies— 0.1%
Coloplast(b)	3,108	257,667
GN Store Nord*(b)	55,104	652,732
William Demant Holding*	2,109	209,010

		1,119,409

Household Durables— 0.0%(b)
Bang & Olufsen	3,808	441,635

Insurance— 0.0%
Topdanmark*	2,958	501,025
TrygVesta AS(b)	1,789	142,879

		643,904

Machinery— 0.0%
NKT Holding AS	2,417	257,042

Marine— 0.1%
AP Moller — Maersk AS	180	2,374,132

Oil, Gas & Consumable Fuels— 0.1%
Vestas Wind Systems*	35,953	$2,383,566

Pharmaceuticals— 0.2%
H. Lunbeck AS	5,754	148,029
Novo-Nordisk	45,518	4,776,455

		4,924,484

Road & Rail— 0.1%(b)
DSV A/S	50,617	1,134,189

Transportation— 0.0%(b)
Dampskibsselskabet Torm AS	3,826	152,390

		22,340,223

Finland (1.6%)(a)
Auto Components— 0.0%(b)
Nokian Renkaat OYJ	24,930	821,584

Building Products— 0.0%
Uponor OYJ	15,434	562,676

Communications Equipment— 0.8%(b)
Nokia OYJ	702,689	20,071,281

Construction & Engineering— 0.0%
YIT OYJ	23,528	739,810

Diversified Financial Services— 0.0%(b)
OKO Bank PLC	1,989	34,573

Diversified Telecommunication Services— 0.0%(b)
Elisa OYJ, Class A	17,993	508,580

Electric Utility— 0.1%(b)
Fortum OYJ	77,172	2,489,312

Food & Staples Retailing— 0.1%
Kesko OYJ	16,336	865,030

Insurance— 0.1%
Sampo OYJ	84,906	2,546,918

IT Services— 0.0%(b)
Tietoenator OYJ	19,859	482,762

Leisure Equipment & Products— 0.0%(b)
Amer Sports OYJ	26,201	639,849

Machinery— 0.2%
Cargotec Corp.	6,072	315,027
KCI Konecranes OYJ	17,150	694,049
Kone OYJ(b)	12,144	812,656
Metso OYJ(b)	28,256	1,788,334
Wartsila OYJ(b)	8,043	560,481

		4,170,547

Media— 0.0%
Sanoma-WSOY OYJ	5,470	174,911

Metals & Mining— 0.1%
Outokumpu OYJ	24,277	751,847
Rautaruukki OYJ	19,196	1,257,584

		2,009,431

Oil, Gas & Consumable Fuels— 0.0%(b)
Neste Oil OYJ	23,124	827,218

Paper & Forest Products— 0.2%
Stora Enso OYJ	110,948	1,906,940
UPM-Kymmene OYJ	89,708	1,993,119

		3,900,059

Pharmaceutical— 0.0%
Orion OYJ	8,093	211,944

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Finland(a) (continued)
		$41,056,485

France (9.1%)
Aerospace & Defense— 0.1%(a)
Safran SA(b)	18,895	470,601
Thales SA	18,461	1,056,019
Zodiac SA(b)	9,973	707,114

		2,233,734

Airline— 0.1%(a) (b)
Air France-KLM	27,691	1,246,261

Auto Components— 0.2%(a)
Compagnie Generale des Etablissements Michelin(b)	28,022	3,699,333
Valeo SA	17,562	900,303

		4,599,636

Automobiles— 0.3%(a) (b)
Peugeot SA	31,978	2,690,169
Renault SA	29,989	4,333,572

		7,023,741

Beverages— 0.2%(a) (b)
Pernod-Ricard SA	17,483	3,670,703

Building Products— 0.2%(a) (b)
Compagnie de Saint-Gobain	55,286	6,100,592

Chemicals— 0.2%(a) (b)
AIir Liquide SA	42,186	5,455,722

Commercial Banks— 1.2%(a)
BNP Paribas	144,406	15,872,153
Credit Agricole SA(b)	110,278	4,213,213
Societe Generale(b)	64,411	11,069,723

		31,155,089

Commercial Services & Supplies— 0.0%(a)
Societe BIC SA	1,214	87,649

Communications Equipment— 0.2%(a)
Alcatel-Lucent	394,952	4,607,773

Construction & Engineering— 0.2%(a) (b)
Vinci SA	77,164	5,526,881

Construction Materials— 0.2%(a) (b)
Imerys SA	2,781	272,496
Lafarge SA	27,642	4,681,614

		4,954,110

Diversified Telecommunication Services— 0.3%(a)
France Telecom SA	287,036	7,715,894

Electrical Equipment— 0.4%(a) (b)
Alstom RGPT	18,595	3,343,333
Schneider Electric SA	41,475	5,533,500

		8,876,833

Energy Equipment & Services— 0.1%(a) (b)
Technip SA	21,436	1,749,299

Food & Staples Retailing— 0.3%(a)
Carrefour SA(b)	106,744	7,569,000
Casino Guichard Perrachon SA	9,269	902,531

		8,471,531

Food Products— 0.2%(a) (b)
Groupe Danone	80,157	5,826,299

Gas Utility— 0.1%(a) (b)
Gaz de France	29,843	1,385,821

Health Care Equipment & Supplies— 0.1%(a)
Cie Generale d’Optique Essilor Int’l SA	39,858	2,430,989

Hotels, Restaurants & Leisure— 0.2%(a)
Accor SA	36,008	3,066,536
Sodexho Alliance SA	15,200	1,003,519

		4,070,055

Household Durables— 0.0%(a)
Thomson	53,365	875,049

Insurance— 0.5%(a)
Axa	272,547	10,634,955
CNP Assurances	5,805	760,923
Scor SA(b)	23,121	591,655

		11,987,533

IT Services— 0.1%(a)
Atos Origin SA*	16,035	941,505
Capgemini SA	26,730	1,756,709

		2,698,214

Machinery— 0.1%(a)
Vallourec SA	9,582	2,478,332

Media— 0.5%(a)
Lagardere SA(b)	24,875	1,964,733
M6-Metropole Television	3,979	121,170
PagesJaunes Groupe SA	34,670	697,026
Publicis Groupe	29,209	1,248,929
Societe Television Francaise 1	29,501	984,343
Vivendi Universal SA(b)	194,608	8,265,374

		13,281,575

Multi-Utilities— 0.5%(a) (b)
Suez SA	172,125	9,049,880
Veolia Environnement	59,816	4,443,980

		13,493,860

Multiline Retail— 0.1%(a)
PPR SA	12,396	2,160,378

Office Electronics— 0.0%(a) (b)
Neopost SA	3,852	556,692

Oil, Gas & Consumable Fuels— 1.1%(a) (b)
Total SA	366,703	28,875,383

Personal Products— 0.2%(a) (b)
L’Oreal SA	45,660	5,210,849

Pharmaceutical— 0.6%(a) (b)
Sanofi-Aventis	173,342	14,517,995

Real Estate Investment Trusts (REITs)— 0.2%
Gecina SA(a)	1,440	233,771
Klepierre(a)	3,641	558,337
Unibail(a) (b)	10,498	2,476,803
Unibail-Rodamco	4,413	1,056,642

		4,325,553

Real Estate Management & Development— 0.0%(a)
Icade	7,200	480,407

Software— 0.1%(a) (b)
Business Objects SA*	22,305	1,004,839
Dassault Systemes SA	6,818	408,661

		1,413,500

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
France (continued)
Textiles, Apparel & Luxury Goods— 0.2%(a)
Hermes International(b)	10,446	$1,053,893
LVMH Moet Hennessy Louis Vuitton SA	41,294	4,614,433

		5,668,326

Transportation Infrastructure— 0.0%(a)
Aeroports De Paris(b)	4,482	500,406
Societe Des Autoroutes Paris-Rhin-Rhone	1,153	113,639

		614,045

Wireless Telecommunication Services— 0.1%(a) (b)
Bouygues SA	38,855	3,111,808

		228,938,111

Germany (7.8%)(a)
Air Freight & Logistics— 0.2%(b)
Deutsche Post AG	140,895	4,124,098

Airline— 0.1%
Deutsche Lufthansa AG	49,395	1,387,185

Auto Components— 0.1%
Continental AG	25,774	3,725,492

Automobiles— 1.0%
Daimler Chrysler AG(b)	156,257	14,149,007
Porsche AG	1,708	3,102,533
Volkswagen AG(b)	32,123	5,793,589
Volkswagen AG, Preferred Shares	16,791	1,871,575

		24,916,704

Capital Markets— 0.5%
Deutsche Bank AG	89,230	12,156,948
MLP AG(b)	9,484	168,756

		12,325,704

Chemicals— 0.9%
BASF AG(b)	87,403	11,303,199
Bayer AG	122,459	8,654,302
Linde AG(b)	20,278	2,402,810

		22,360,311

Commercial Banks— 0.3%
Commerzbank AG(b)	117,314	5,051,039
Deutsche Postbank AG	18,670	1,449,325

		6,500,364

Construction & Engineering— 0.1%
Bilfinger Berger AG	3,859	329,256
Hochtief AG	9,600	964,916

		1,294,172

Diversified Financial Services— 0.2%(b)
Deutsche Boerse AG	40,319	4,727,117

Diversified Telecommunication Services— 0.3%(b)
Deutsche Telekom AG	487,832	8,382,166

Electric Utility— 0.7%(b)
E. On AG	107,611	16,873,068

Electronic Equipment & Instruments— 0.0%
Wincor Nixdorf AG	7,780	688,243

Food & Staples Retailing— 0.1%(b)
Metro AG	29,014	2,256,348

Food Products— 0.0%(b)
Suedzucker AG	1,963	37,410

Health Care Providers & Services— 0.1%
Celesio AG	11,218	677,219
Fresenius Medical Care AG & Co.	30,279	1,430,901

		2,108,120

Hotels, Restaurants & Leisure— 0.1%(b)
TUI AG*	48,075	1,352,853

Household Products— 0.1%(b)
Henkel KGaA	37,053	2,004,335

Industrial Conglomerates— 0.8%
Rheinmetall AG	3,845	341,702
Siemens AG	148,153	18,749,055

		19,090,757

Insurance— 0.9%
Allianz AG	77,859	16,570,396
Muenchener Rueckversicherungs AG	37,632	6,475,938

		23,046,334

Machinery— 0.1%
Heidelberger Druckmaschinen(b)	5,933	289,383
MAN AG	22,395	3,246,293

		3,535,676

Media— 0.0%
Premiere AG*	23,597	601,393
ProsiebenSAT.1 Media AG	13,637	503,292

		1,104,685

Metals & Mining— 0.2%
Salzgitter AG	6,333	1,286,371
Thyssenkrupp AG	67,929	3,763,895

		5,050,266

Multi-Utilities— 0.3%
RWE AG	76,602	8,115,112
RWE AG, Non-Voting Preferred Shares	4,149	394,926

		8,510,038

Multiline Retail— 0.0%(b)
KarstadtQuelle AG*	17,036	522,740

Oil, Gas & Consumable Fuels— 0.0%(b)
Solarworld AG	16,192	767,238

Personal Products— 0.0%
Beiersdorf AG	11,929	827,718

Pharmaceuticals— 0.1%
Altana AG	23,294	548,846
Merck KGAA	13,667	1,698,353

		2,247,199

Real Estate Management & Development— 0.0%(b)
IVG Immobilien AG	12,612	460,399

Semiconductors & Semiconductor Equipment— 0.1%(b)
Infineon Technologies AG*	142,438	2,332,295

Software— 0.3%
SAP AG	150,850	8,146,137

Specialty Retail— 0.0%
Douglas Holding AG	2,452	153,549

Textiles, Apparel & Luxury Goods— 0.1%
Adidas AG	42,646	2,583,518
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Germany(a) (continued)
Puma AG Rudolf Dassler Sport	2,758	$1,101,737

		3,685,255

Thrifts & Mortgage Finance— 0.1%(b)
Hypo Real Estate Holding AG	29,402	1,800,533

		196,344,509

Greece (0.7%)(a)
Beverages— 0.0%
Coca Cola Hellenic Bottling Co. SA	13,187	587,405

Commercial Banks— 0.4%
Alpha Bank AE	81,124	2,723,101
EFG Eurobank Ergasias SA	42,224	1,499,675
National Bank of Greece SA	76,337	4,463,883
Piraeus Bank SA	47,039	1,667,691

		10,354,350

Construction & Engineering— 0.0%
Hellenic Technodomiki Tev SA	18,730	253,030

Construction Materials— 0.0%
Titan Cement Co.	6,035	307,413

Diversified Financial Services— 0.0%
Hellenic Exchanges Holding SA	15,928	440,473

Diversified Telecommunication Services— 0.1%
Hellenic Telecommunications Organization SA	67,457	2,023,230

Electric Utility— 0.1%
Public Power Corp.	29,819	887,834

Hotels, Restaurants & Leisure— 0.1%
OPAP SA	43,124	1,478,285

Metals & Mining— 0.0%
Viohal Co.	2,005	31,531

Oil, Gas & Consumable Fuels— 0.0%
Hellenic Petroleum SA	1,626	23,694

Textiles, Apparel & Luxury Goods— 0.0%
Folli-Follie SA	2,990	121,454

Wireless Telecommunication Services— 0.0%
Cosmote Mobile Telecommunications SA	17,456	522,551

		17,031,250

Hong Kong (1.7%)
Airline— 0.0%(a)
Cathay Pacific Airways Ltd.	127,000	330,951

Commercial Banks— 0.3%(a)
Bank of East Asia Ltd.(b)	298,500	1,782,552
BOC Hong Kong Holdings Ltd.	683,100	1,751,859
Hang Seng Bank Ltd.(b)	153,000	2,411,185
Wing Hang Bank Ltd.	10,000	125,398

		6,070,994

Communications Equipment— 0.0%(a)
Tencent Holdings Ltd.	113,724	518,578

Distributor— 0.1%(a)
Li & Fung Ltd.	445,600	1,544,098

Diversified Financial Services— 0.2%(a) (b)
Hong Kong Exchanges & Clearing Ltd.	218,000	3,557,543

Diversified Telecommunication Services— 0.0%(a) (b)
PCCW Ltd.	531,200	325,270

Electric Utilities— 0.1%(a)
Cheung Kong Infrastructure Holdings Ltd.(b)	2,500	8,896
CLP Holdings Ltd.	277,000	1,859,324
Hong Kong Electric Holdings	203,300	1,008,540

		2,876,760

Electrical Equipment— 0.0%(a) (b)
Johnson Electric Holdings Ltd.	205,500	108,788

Electronic Equipment & Instruments— 0.0%(a)
Kingboard Chemical Holdings Ltd.	67,548	371,836

Food Products— 0.0%(a)
Tingyi (Cayman Islands) Holdings Co.	130,000	153,103

Gas Utility— 0.1%(a) (b)
Hong Kong & China Gas	789,760	1,831,879

Hotels, Restaurants & Leisure— 0.0%(a)
ShanGri-La Asia Ltd.	138,000	326,786

Household Durables— 0.0%(a) (b)
Techtronic Industries Co.	284,810	334,205

Industrial Conglomerates— 0.2%(a)
Hutchison Whampoa Ltd.	400,500	4,257,650
MelCo International Development	58,344	84,694

		4,342,344

Marine— 0.0%(a)
Orient Overseas International Ltd.	34,438	409,978

Media— 0.0%(a)
Television Broadcasts Ltd.	16,000	109,127

Real Estate Investment Trust (REIT)— 0.0%(a)
Link REIT (The)	486,551	1,009,666

Real Estate Management & Development— 0.6%(a)
Cheung Kong Holdings Ltd.	289,000	4,055,589
Hang Lung Properties Ltd.	463,000	1,703,180
Henderson Land Development Co.	189,800	1,367,307
Hopewell Holdings Ltd.	75,569	326,308
Hysan Development Co. Ltd.	22,673	58,430
Kerry Properties Ltd.(b)	60,500	436,003
New World Development Co. Ltd.	434,679	1,061,923
Shui on Land Ltd.	95,000	98,277
Shun Tak Holdings Ltd.	54,000	83,378
Sino Land Co.	306,000	681,518
Sun Hung Kai Properties Ltd.	263,700	3,353,851
Swire Pacific Ltd.	172,500	1,952,623
Wharf Holdings Ltd.(b)	146,300	604,007

		15,782,394

Road & Rail— 0.0%(a)
MTR Corp.	126,714	316,508

Semiconductors & Semiconductor Equipment— 0.0%(a)
ASM Pacific Technology Ltd.	27,300	250,186

Specialty Retail— 0.1%
Belle International Holdings Ltd.*(b)	588,000	683,747
Esprit Holdings Ltd.(a)	195,500	2,612,784
Giordano International Ltd.(a) (b)	238,400	104,219

		3,400,750

Textiles, Apparel & Luxury Goods— 0.0%(a) (b)
Yue Yuen Industrial Holdings	38,500	119,931

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Hong Kong (continued)
Trading Companies & Distributors— 0.0%(a)
Noble Group Ltd.	636	$701

		44,092,376

Ireland (0.8%)(a)
Airline— 0.0%
Ryanair Holdings PLC*	42,663	305,780

Beverages— 0.0%
C&C Group PLC	68,027	553,351

Building Products— 0.0%
Kingspan Group PLC	23,738	568,366

Commercial Banks— 0.3%
Allied Irish Banking PLC	160,607	4,169,134
Bank of Ireland	173,442	3,254,083
Depfa Bank PLC	51,906	1,049,789

		8,473,006

Construction Materials— 0.2%
CRH PLC	35	1,556
CRH PLC	104,405	4,633,230

		4,634,786

Food Products— 0.1%
GreenCore Group PLC	43,087	294,280
Iaws Group PLC	13,545	282,457
Kerry Group PLC	18,897	501,018

		1,077,755

Gaming— 0.0%
Paddy Power PLC	10,418	332,372

Household Durables— 0.0%
Waterford Wedgewood PLC*	357	18

Industrial Conglomerate— 0.0%
DCC PLC	6,232	183,787

Insurance— 0.1%
Irish Life & Permanent PLC	55,937	1,343,378

Media— 0.0%
Independent News & Media PLC	42,221	186,018

Pharmaceutical— 0.1%
Elan Corp. PLC*	76,306	1,406,434

Trading Companies & Distributors— 0.0%
Grafton Group PLC*	40,834	561,685

		19,626,736

Italy (3.6%)
Aerospace & Defense— 0.1%(a)
Finmeccanica SpA	53,300	1,599,616

Automobiles— 0.1%(a) (b)
Fiat SpA	120,423	3,541,225

Capital Markets— 0.1%(a) (b)
Mediobanca SpA	99,308	2,083,579

Commercial Banks— 1.3%
Banca Monte dei Paschi di Siena SpA(a) (b)	156,011	992,619
Banca Popolare di Milano Scarl(a)	85,716	1,229,207
Banche Popolari Unite Scpa(a) (b)	120,758	2,983,065
Banco Popolare Scarl(b)	129,715	3,202,993
Capitalia SpA(a)	328,213	3,092,733
Intesa Sanpaolo SpA(a)	1,271,638	9,618,608
Intesa Sanpaolo SpA RNC(a)	131,100	934,656
Italy (continued)
UniCredito Italiano SpA(a) (b)	1,323,071	11,222,391

		33,276,272

Construction Materials— 0.0%(a) (b)
Italcementi SpA	3,643	99,915

Diversified Telecommunication Services— 0.3%(a)
Telecom Italia SpA	1,948,355	5,215,079
Telecom Italia SpA RNC	965,007	2,082,159

		7,297,238

Electric Utilities— 0.4%(a)
Enel SpA(b)	761,835	7,863,585
Terna SpA	279,196	948,400

		8,811,985

Food Products— 0.0%
Parmalat SpA	225,854	802,351

Gas Utility— 0.1%(a) (b)
Snam Rete Gas SpA	196,021	1,079,488
Hotels, Restaurants & Leisure— 0.0%(a)
Autogrill SpA	28,866	601,378
Lottomatica SpA	5,400	199,262

		800,640

Industrial Conglomerate— 0.0%(a)
Pirelli & C SpA*	743,585	839,094

Insurance— 0.4%(a)
Alleanza Assicurazioni SpA(b)	97,424	1,230,159
Assicurazioni Generali SpA(b)	187,876	7,378,856
Fondiaria-Sai SpA	17,880	853,349
Mediolanum SpA(b)	41,088	308,633
Unipol SpA	81,242	257,828

		10,028,825

Media— 0.1%(a) (b)
Mediaset SpA	165,599	1,723,606
Mondadori (Arnoldo) Editore SpA	1,017	9,479
Seat Pagine Gialle SpA	1,224,695	678,598

		2,411,683

Oil, Gas & Consumable Fuels— 0.6%
Eni SpA(a) (b)	455,283	15,931,650
Eni SpA ADR	200	13,952

		15,945,602

Textiles, Apparel & Luxury Goods— 0.0%(a) (b)
Bulgari SpA	23,800	345,470
Luxottica Group SpA	16,143	586,501

		931,971

Transportation Infrastructure— 0.1%(a) (b)
Autostrade SpA	54,531	1,839,142

		91,388,626

Japan (20.7%)
Air Freight & Logistics— 0.1%(a)
Yamato Holdings Co. Ltd.	92,000	1,369,553

Airlines— 0.0%(a)
All Nippon Airways Co. Ltd.	75,000	283,212
Japan Airlines Corp.*(b)	268,000	521,960

		805,172

Auto Components— 0.4%(a)
Aisin Seiki Co. Ltd.	32,800	1,289,139
Bridgestone Corp.	123,400	2,604,504
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Japan (continued)
Denso Corp.	89,400	$3,368,018
NGK Spark Plug Co. Ltd.(b)	48,000	871,191
NHK Spring Co. Ltd.	41,000	369,436
NOK Corp.	10,500	212,667
Stanley Electric Co. Ltd.	23,500	556,458
Sumitomo Rubber Industries, Inc.(b)	47,400	566,169
Toyoda Gosei Co. Ltd.	3,800	120,647
Toyota Boshoku Corp.(b)	3,000	77,751
Toyota Industries Corp.	27,900	1,264,221

		11,300,201

Automobiles— 1.8%(a)
Honda Motor Co. Ltd.	272,600	9,899,217
Nissan Motor Co. Ltd.	422,800	4,570,437
Toyota Motor Corp.	480,700	29,226,731
Yamaha Motor Co. Ltd.	44,400	1,249,574

		44,945,959

Beverages— 0.1%(a)
Asahi Breweries Ltd.	69,200	985,227
Ito En Ltd.	3,200	97,284
Kirin Brewery Co. Ltd.	121,000	1,719,514
Kita Kyushu Coca-Cola	200	4,173
Sapporo Holdings Ltd.(b)	78,000	469,556
Takara Shuzo Co. Ltd.(b)	69,800	432,271

		3,708,025

Building Products— 0.3%(a)
Asahi Glass Co. Ltd.(b)	171,600	2,297,802
Central Glass Co. Ltd.	5,000	27,854
Daikin Industries Ltd.	48,700	1,902,893
JS Group Corp.	33,700	635,306
Nippon Sheet Glass Co. Ltd.	162,000	851,069
Sanwa Shutter Corp.	39,000	231,614
TOTO Ltd.(b)	57,200	485,865

		6,432,403

Capital Markets— 0.5%(a)
Daiwa Securities Group, Inc.	229,500	2,435,078
Jafco Co. Ltd.(b)	1,900	86,498
Matsui Securities Co. Ltd.(b)	36,100	298,844
Mitsubishi UFJ Securities Co.	23,000	248,063
Nikko Cordial Corp.	68,000	912,470
Nomura Holdings, Inc.	323,900	6,148,828
SBI E*trade Securities Co. Ltd.(b)	439	473,885
SBI Holdings, Inc.	2,284	700,437
Shinko Securities Co. Ltd.	45,700	221,804

		11,525,907

Chemicals— 1.0%(a)
Asahi Kasei Corp.	224,200	1,601,933
Daicel Chemical Industries Ltd.	15,000	99,953
Dainippon Ink & Chemical, Inc.	42,000	164,109
Denki Kagaku Kogyo KK	25,000	124,393
Hitachi Chemical Co. Ltd.	7,900	166,866
JSR Corp.	31,300	785,272
Kaneka Corp.	43,500	354,914
Kansai Paint Co. Ltd.	30,000	258,771
Kuraray Co. Ltd.	63,500	730,195
Mitsubishi Chemical Holdings Corp.	175,500	1,595,461
Mitsubishi Gas Chemical Co., Inc.	44,000	382,599
Mitsubishi Rayon Co. Ltd.(b)	140,100	1,048,239
Mitsui Chemicals, Inc.	123,100	955,172
Nippon Kayaku Co. Ltd.(b)	21,000	182,814
Nippon Shokubai Co. Ltd.	16,200	142,772
Nissan Chemical Industries Ltd.	40,000	497,919
Nitto Denko Corp.(b)	35,110	1,842,299
Shin-Etsu Chemical Co. Ltd.	73,200	5,405,730
Showa Denko KK(b)	253,000	887,834
Sumitomo Bakelite Co. Ltd.	26,300	187,616
Sumitomo Chemical Co. Ltd.	241,200	1,799,175
Taiyo Nippon Sanso Corp.	16,000	143,745
Teijin Ltd.	194,800	1,058,117
Tokuyama Corp.(b)	56,000	813,427
Toray Industries, Inc.	279,300	2,227,283
Tosoh Corp.	119,000	706,241
UBE Industries Ltd.	204,000	613,016
Zeon Corp.	25,000	263,882

		25,039,747

Commercial Banks— 2.0%
77 Bank Ltd. (The)(a)	23,300	154,007
Bank of Kyoto Ltd.(a) (b)	24,000	323,778
Bank of Yokohama Ltd.(The)(a)	207,000	1,439,635
Chiba Bank Ltd.(The)(a)	114,300	962,093
Fukuoka Financial Group, Inc.*	101,600	652,745
Gunma Bank Ltd.(The)(a)	30,000	199,489
Hachijuni Bank Ltd.(The)(a)	31,000	226,133
Hiroshima Bank Ltd.(a)	36,000	203,801
Hokuhoku Financial Group, Inc.(a)	161,900	514,158
Joyo Bank Ltd.(The)(a)	73,000	424,341
Mitsubishi UFJ Financial Group, Inc.(a)	1,407	15,017,223
Mitsui Trust Holdings, Inc.(a)	99,400	878,755
Mizuho Financial Group, Inc.(a)	1,660	11,693,045
Nishi-Nippon City Bank Ltd.(The)(a) (b)	69,000	231,104
Resona Holdings, Inc.(a) (b)	935	2,012,689
Sapporo Hokuyo Holdings, Inc.(a)	28	297,458
Shinsei Bank Ltd.(a)	327,000	1,221,675
Shizuoka Bank Ltd.(The)(a)	105,000	1,056,613
Sumitomo Mitsui Financial Group, Inc.(a)	1,149	10,385,108
Sumitomo Trust & Banking Co. Ltd. (The)(a)	192,000	1,621,210
Suruga Bank Ltd.(a)	17,000	211,365

		49,726,425

Commercial Services & Supplies— 0.2%(a)
Dai Nippon Printing Co. Ltd.	132,700	1,947,397
Goodwill Group, Inc.(The)(b)	695	170,091
Kokuyo Co. Ltd.	1,000	11,067
Meitec Corp.(b)	16,200	463,729
Park24 Co. Ltd.(b)	25,800	259,059
Secom Co. Ltd.	44,000	1,939,655
Toppan Printing Co. Ltd.	99,000	1,072,653

		5,863,651

Computers & Peripherals— 0.4%(a)
Fujitsu Ltd.(b)	315,100	2,080,069
Mitsumi Electric Co. Ltd.	20,600	803,008
NEC Corp.(b)	409,000	2,000,459
Toshiba Corp.(b)	572,700	5,371,893

		10,255,429

Construction & Engineering— 0.2%(a)
Chiyoda Corp.	36,000	711,384
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Japan (continued)
COMSYS Holdings Corp.	33,227	$368,391
JGC Corp.	48,000	987,844
Kajima Corp.	218,800	894,966
Nishimatsu Construction Co. Ltd.(b)	91,600	316,053
Obayashi Corp.	79,500	421,115
Okumura Corp.(b)	27,000	143,982
Shimizu Corp.	60,000	357,575
Taisei Corp.(b)	249,000	879,136
Toda Corp.	44,000	239,983

		5,320,429

Construction Materials— 0.0%(a)
Sumitomo Osaka Cement Co. Ltd.	120,400	306,288
Taiheiyo Cement Corp.(b)	118,000	502,032

		808,320

Consumer Finance— 0.3%(a)
Acom Co. Ltd.(b)	10,230	365,383
Aeon Credit Service Co. Ltd.	18,300	259,564
Aiful Corp.(b)	21,367	536,091
Credit Saison Co. Ltd.(b)	40,800	998,156
Hitachi Capital Corp.	200	2,806
ORIX Corp.	15,060	3,615,102
Promise Co. Ltd.(b)	11,000	297,022
Takefuji Corp.	25,700	800,196

		6,874,320

Consumer Goods— 0.0%(a)
Circle K Sunkus Co. Ltd.	195	3,321

Containers & Packaging— 0.0%(a)
Toyo Seikan Kaisha Ltd.	19,200	336,475

Distributor— 0.0%(a)
Canon Marketing Japan, Inc.	2,000	36,199

Diversified Consumer Services— 0.0%(a)
Benesse Corp.	5,200	160,708

Diversified Financial Services— 0.0%(a)
Mitsubishi Ufj Lease & Finance Co. Ltd.*	2,300	102,217

Diversified Telecommunication Services— 0.1%(a)
Nippon TeleGraph & Telephone Corp.	844	3,671,157

Electric Utilities— 0.6%(a)
Chubu Electric Power Co., Inc.(b)	122,400	3,070,346
Hokkaido Electric Power Co., Inc.	21,600	446,998
Kansai Electric Power Co., Inc.	141,300	3,135,890
Kyushu Electric Power Co., Inc.	56,900	1,351,691
Tohoku Electric Power Co., Inc.	81,000	1,798,195
Tokyo Electric Power Co., Inc.(b)	217,600	5,809,736

		15,612,856

Electrical Equipment— 0.3%(a)
Fuji Electric Holdings Co. Ltd.	47,200	194,818
Fujikura Ltd.	48,600	301,357
Furukawa Electric Co. Ltd.	124,300	687,380
Matsushita Electric Works Ltd.	44,284	555,434
Mitsubishi Electric Corp.	313,600	3,334,857
Sumitomo Electric Industries Ltd.(b)	109,100	1,779,465
Ushio, Inc.	7,500	143,062

		6,996,373

Electronic Equipment & Instruments— 1.0%(a)
Alps Electric Co. Ltd.(b)	53,900	534,295
Citizen Watch Co. Ltd.(b)	94,600	874,769
Dainippon Screen Manufacturing Co. Ltd.	45,000	329,965
Hirose Electric Co. Ltd.(b)	3,700	457,600
Hitachi Ltd.	631,800	4,544,442
Hoya Corp.	83,100	2,628,184
Ibiden Co. Ltd.	19,400	1,422,498
Keyence Corp.	5,280	1,134,404
Kyocera Corp.	28,700	2,790,002
Mabuchi Motor Co. Ltd.	4,100	248,588
Murata Manufacturing Co. Ltd.	34,000	2,540,571
Nidec Corp.(b)	14,900	986,439
Nippon Electric Glass Co. Ltd.(b)	74,000	1,153,930
Oki Electric Industry Co. Ltd.(b)	78,500	151,057
Omron Corp.	28,600	758,063
Taiyo Yuden Co. Ltd.(b)	31,000	669,002
TDK Corp.	25,600	2,182,558
Yaskawa Electric Corp.	19,000	230,246
Yokogawa Electric Corp.	44,700	606,428

		24,243,041

Food & Staples Retailing— 0.3%(a)
AEON Mall Co. Ltd.	97,700	1,560,714
FamilyMart Co. Ltd.	16,600	431,353
Lawson, Inc.	14,900	512,383
Matsumotokiyoshi Co. Ltd.	6,200	138,417
Seven & I Holdings Co. Ltd.	144,700	4,064,086
UNY Co. Ltd.	20,000	211,294

		6,918,247

Food Products— 0.2%(a)
Ajinomoto Co., Inc.	138,000	1,671,449
House Foods Corp.	100	1,488
Kikkoman Corp.(b)	46,000	623,249
Meiji Dairies Corp.	93,000	549,089
Meiji Seika Kaisha Ltd.	8,000	35,405
Nichirei Corp.	44,000	210,988
Nippon Meat Packers, Inc.	38,000	412,232
Nisshin Seifun Group, Inc.(b)	28,900	269,712
Nissin Food Products Co. Ltd.(b)	11,300	345,956
Q.P. Corp.(b)	15,300	148,442
Toyo Suisan Kaisha Ltd.	12,400	204,894
Yakult Honsha Co. Ltd.(b)	14,900	351,511
Yamazaki Baking Co. Ltd.(b)	3,100	24,776

		4,849,191

Gas Utilities— 0.1%(a)
Osaka Gas Co. Ltd.	415,900	1,434,454
Tokyo Gas Co. Ltd.	433,400	1,882,722

		3,317,176

Health Care Equipment & Supplies— 0.1%(a)
Olympus Corp.	46,000	1,885,781
Terumo Corp.	27,300	1,160,577

		3,046,358

Health Care Providers & Services— 0.0%(a)
Alfresa Holdings Corp.	3,900	266,792
Mediceo Paltac Holdings Co. Ltd.	18,200	267,721
Suzuken Co. Ltd.	5,800	180,547

		715,060

Hotels, Restaurants & Leisure— 0.0%(a)
Oriental Land Co. Ltd.(b)	4,000	208,551
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Japan (continued)
Round One Corp.	177	$397,020

		605,571

Household Durables— 1.0%(a)
Casio Computer Co. Ltd.(b)	58,600	893,212
Daito Trust Construction Co. Ltd.	11,400	566,034
Daiwa House Industry Co. Ltd.	86,000	1,128,036
Haseko Corp.*(b)	119,000	315,931
Makita Corp.	14,400	665,481
Matsushita Electric Industrial Co. Ltd.	335,502	6,134,863
Pioneer Corp.(b)	49,500	665,735
Rinnai Corp.	200	5,940
Sanyo Electric Co. Ltd.*(b)	421,200	652,534
Sekisui Chemical Co. Ltd.	52,000	405,774
Sekisui House Ltd.(b)	107,300	1,331,575
Sharp Corp.	173,900	2,997,332
Sony Corp.(b)	183,100	9,777,074

		25,539,521

Household Products— 0.1%(a)
Kao Corp.	92,200	2,543,139
Uni-Charm Corp.	6,500	353,862

		2,897,001

Independent Power Producers & Energy Traders— 0.0%(a) (b)
Electric Power Development Co.	32,100	1,095,829

Industrial Conglomerate— 0.0%(a) (b)
Hankyu Hanshin Holdings, Inc.	191,000	963,631

Insurance— 0.5%(a)
Millea Holdings, Inc.	139,500	5,549,887
Mitsui Sumitomo Insurance Co. Ltd.	225,600	2,604,115
Sompo Japan Insurance, Inc.	124,800	1,449,216
T&D Holdings, Inc.	39,250	2,567,165

		12,170,383

Internet & Catalog Retail— 0.0%(a) (b)
Rakuten, Inc.	1,792	548,417

Internet Software & Services— 0.1%(a)
Access Co. Ltd.*(b)	110	303,147
eAccess Ltd.(b)	539	292,782
Yahoo! Japan Corp.	2,119	657,163

		1,253,092

IT Services— 0.1%(a)
CSK Corp.	14,100	455,292
Itochu Techno-Science Corp.	1,800	65,116
Nomura Research Institute Ltd.	27,000	855,435
NTT Data Corp.(b)	164	686,878
Obic Co. Ltd.	100	19,722
Otsuka Corp.	900	84,682
TIS, Inc.(b)	11,000	248,957

		2,416,082

Leisure Equipment & Products— 0.3%(a)
Fuji Photo Film Co. Ltd.	94,600	4,141,973
Namco Bandai Holdings, Inc.(b)	36,749	575,891
Nikon Corp.	61,000	1,932,127
Sankyo Co. Ltd.(b)	4,800	192,018
Sega Sammy Holdings, Inc.(b)	48,000	690,843
Shimano, Inc.	3,800	120,755
Yamaha Corp.	31,600	689,229

		8,342,836

Machinery— 1.2%(a)
Amada Co. Ltd.	42,000	490,401
Daifuku Co. Ltd.	500	6,182
Ebara Corp.(b)	125,900	601,500
Fanuc Ltd.	31,700	3,431,733
Hino Motors Ltd.(b)	72,000	506,834
Hitachi Construction Machinery Co. Ltd.	23,500	932,230
Ishikawajima-Harima Heavy Industries Co. Ltd.(b)	307,000	1,171,795
Japan Steel Works Ltd.(The)	79,000	1,257,580
JTEKT Corp.	19,700	340,358
Kawasaki Heavy Industries Ltd.	314,200	1,387,943
Komatsu Ltd.	172,000	5,429,186
Komori Corp.	23,000	527,142
Kubota Corp.	237,100	1,969,022
Kurita Water Industries Ltd.	10,200	323,419
Minebea Co. Ltd.	93,000	504,615
Mitsubishi Heavy Industries Ltd.	620,200	4,357,838
Mitsui Engineering & Shipbuilding Co. Ltd.(b)	176,000	958,791
NGK Insulators Ltd.	36,000	1,100,406
NSK Ltd.	66,400	636,209
NTN Corp.	59,600	491,800
Okuma Corp.	12,000	195,166
OSG Corp.(b)	1,900	26,713
SMC Corp.	8,100	1,072,742
Sumitomo Heavy Industries Ltd.	84,000	1,028,107
THK Co. Ltd.	28,900	681,707

		29,429,419

Marine— 0.3%(a)
Kawasaki Kisen Kaisha Ltd.	116,000	1,587,969
Mitsui OSK Lines Ltd.	211,000	3,294,477
Nippon Yusen KK(b)	218,400	2,202,119

		7,084,565

Media— 0.1%(a)
Asatsu-DK, Inc.	200	6,298
Dentsu, Inc.(b)	244	624,068
Fuji Television Network, Inc.	151	305,669
Hakuhodo DY Holdings, Inc.	1,600	103,316
Jupiter Telecommunications Co. Ltd.*	66	50,174
Toho Co. Ltd.	11,600	213,164
Tokyo Broadcasting System, Inc.	4,800	129,738

		1,432,427

Metals & Mining— 1.1%(a)
Daido Steel Co. Ltd.(b)	77,000	556,224
Dowa Holdings Co. Ltd.	72,800	869,287
JFE Holdings, Inc.	98,900	6,783,427
Kobe Steel Ltd.	543,000	2,107,775
Mitsubishi Materials Corp.	233,000	1,490,497
Mitsui Metals & Mining & Mining & Smelting Co. Ltd.	116,100	557,764
Nippon Light Metal Co. Ltd.	2,200	5,674
Nippon Steel Corp.(b)	1,012,000	7,612,942
Nisshin Steel Co. Ltd.	127,900	559,218
Sumitomo Metal Industries Ltd.	758,000	4,365,540

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Japan (continued)
Sumitomo Metal Metals & Mining & Mining Co. Ltd.	108,000	$2,620,341
Sumitomo Titanium Corp.(b)	4,900	422,402
Toho Titanium Co. Ltd.(b)	1,646	60,979
Tokyo Steel Manufacturing Co. Ltd.	7,000	114,417

		28,126,487

Multiline Retail— 0.1%(a)
Daimaru, Inc.	18,000	202,586
Isetan Co. Ltd.	53,900	860,037
Marui Co. Ltd.(b)	78,700	888,605
Mitsukoshi Ltd.(b)	124,300	594,682
Ryohin Keikaku Co. Ltd.	8,000	478,525
Takashimaya Co. Ltd.(b)	64,000	720,892

		3,745,327

Office Electronics— 0.6%(a)
Canon, Inc.	184,800	9,768,716
Konica Minolta Holdings, Inc.	105,900	1,565,910
Ricoh Co. Ltd.	107,200	2,324,016
Seiko Epson Corp.(b)	16,400	478,581

		14,137,223

Oil, Gas & Consumable Fuels— 0.3%(a)
Idemitsu Kosan Co. Ltd.	1,700	202,103
Inpex Holdings, Inc.	144	1,453,140
Japan Petroleum Exploration Co. Ltd.	5,100	345,230
Nippon Metals & Mining Holdings, Inc.	158,900	1,597,623
Nippon Oil Corp.	256,400	2,283,092
Showa Shell Sekiyu KK	49,100	608,391
TonenGeneral Sekiyu KK(b)	25,000	243,801

		6,733,380

Paper & Forest Products— 0.0%(a)
Nippon Paper Group, Inc.	180	585,386
OJI Paper Co. Ltd.	131,000	630,049

		1,215,435

Personal Products— 0.1%(a)
Aderans Co. Ltd.(b)	12,500	234,015
Shiseido Co. Ltd.	67,700	1,443,914

		1,677,929

Pharmaceuticals— 0.9%(a)
Astellas Pharma, Inc.	98,800	4,059,524
Chugai Pharmaceutical Ltd.(b)	65,300	1,126,794
Daiichi Sankyo Co. Ltd.	136,100	3,761,045
Eisai Co. Ltd.(b)	52,200	2,202,450
Kyowa Hakko Kogyo Co. Ltd.(b)	27,000	272,172
Santen Pharmaceutical Co. Ltd.	6,300	148,663
Shionogi & Co. Ltd.(b)	50,400	804,439
Taisho Pharmacuetical Co. Ltd.(b)	19,900	386,714
Takeda Pharmaceutical Co. Ltd.	156,400	10,189,390
Tanabe Seiyaku Co. Ltd.	19,000	222,571

		23,173,762

Real Estate Investment Trusts (REITs)— 0.2%(a)
Japan Prime Realty Investment Corp.	114	437,997
Japan Real Estate Investment Corp.	92	1,046,329
Japan Retail Fund Investment Corp.(b)	92	743,348
Nippon Building Fund, Inc.(b)	105	1,389,416
Nomura Real Estate Office Fund, Inc.	55	506,154

		4,123,244

Real Estate Management & Development— 0.6%(a)
Aeon Mall Co. Ltd.(b)	3,600	107,696
K.K. DaVinci Advisors*(b)	379	308,448
Leopalace21 Corp.	24,975	789,644
Mitsubishi Estate Co. Ltd.	199,600	5,078,442
Mitsui Fudosan Co. Ltd.	147,700	3,856,874
Nomura Real Estate Holdings, Inc.	1,400	42,448
NTT Urban Development Corp.(b)	90	162,923
Sumitomo Realty & Development Co. Ltd.	73,000	2,169,282
Tokyo Tatemono Co. Ltd.(b)	56,000	675,670
Tokyu Land Corp.	81,000	760,753

		13,952,180

Road & Rail— 0.6%(a)
Central Japan Railway Co.	310	3,206,017
East Japan Railway Co.	651	4,829,036
Keihin Electric Express Railway Co. Ltd.(b)	39,000	237,300
Keio Corp.	82,400	519,404
Keisei Electric Railway Co. Ltd.	72,000	368,345
Kintetsu Corp.(b)	193,500	572,920
Nippon Express Co. Ltd.	143,500	777,535
Odakyu Electric Railway Co. Ltd.(b)	94,100	552,494
Seino Transportation Co. Ltd.	38,000	368,378
Tobu Railway Co. Ltd.(b)	85,000	371,634
Tokyu Corp.(b)	164,900	1,024,482
West Japan Railway Co.	312	1,412,131

		14,239,676

Semiconductors & Semiconductor Equipment— 0.3%(a)
Advantest Corp.(b)	33,100	1,280,652
Elpida Memory, Inc.*	22,000	971,689
NEC Electrical Components & Equipment Corp.*(b)	5,200	148,739
Rohm Co. Ltd.	16,200	1,369,915
Sanken Electric Co. Ltd.(b)	43,000	324,549
Shinko Electric Industries	22,200	534,650
Sumco Corp.	22,600	1,160,446
Tokyo Electron Ltd.	34,100	2,457,852
Tokyo Seimitsu Co. Ltd.(b)	13,400	452,164

		8,700,656

Software— 0.4%(a)
FUJI SOFT, Inc.	14,100	320,269
Konami Corp.	13,100	297,179
Nintendo Co. Ltd.	17,900	8,631,204
Oracle Corp.(b)	1,200	53,330
Trend Micro, Inc.	18,000	553,053

		9,855,035

Specialty Retail— 0.1%(a)
Aoyama Trading Co. Ltd.	2,100	60,456
Autobacs Seven Co. Ltd.	8,900	267,440
EDION Corp.	1,500	16,345
Fast Retailing Co. Ltd.	6,700	379,961
Hikari Tsushin, Inc.	3,200	127,237
Nitori Co. Ltd.	1,850	95,403
Shimachu Co. Ltd.	4,400	124,957
Shimamura Co. Ltd.	2,200	212,720
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Japan (continued)
USS Co. Ltd.	6,520	$435,469
Yamada Denki Co. Ltd.(b)	17,900	1,778,840

		3,498,828

Textiles, Apparel & Luxury Goods— 0.1%(a)
Asics Corp.	11,000	150,127
Gunze Ltd.	63,000	342,952
Nisshinbo Industries, Inc.(b)	23,100	285,520
Onward Kashiyama Co. Ltd.	30,400	363,000
Toyobo Co. Ltd.(b)	217,000	583,986
Wacoal Corp.(b)	4,000	49,313

		1,774,898

Tobacco— 0.2%(a)
Japan Tobacco, Inc.	867	4,406,758

Trading Companies & Distributors— 1.0%(a)
Hitachi High-Technologies Corp.	3,500	84,768
Itochu Corp.	261,000	3,274,528
Marubenii Corp.	321,000	3,078,372
Mitsubishi Corp.	253,000	7,472,272
Mitsui & Co. Ltd.	273,000	6,416,459
Sojitz Corp.	219,467	1,095,983
Sumitomo Corp.	193,000	3,738,294
Toyota Tsusho Corp.(b)	27,200	711,132

		25,871,808

Transportation Infrastructure— 0.0%(a)
Kamigumi Co. Ltd.	14,000	120,990
Mitsubishi Logistics Corp.	29,400	433,205

		554,195

Wireless Telecommunication Services— 0.4%(a)
KDDI Corp.	456	3,025,348
NTT DoCoMo, Inc.	3,026	4,202,216
Softbank Corp.(b)	138,300	2,908,718

		10,136,282

		523,685,797

Jersey (0.1%)(a)
Commercial Services & Supplies— 0.1%
Experian Group Ltd.	202,699	2,326,810

Luxembourg (0.0%)(a)
Energy Equipment & Services— 0.0%
Acergy SA	29,993	797,663

Netherlands (3.9%)(a)
Aerospace & Defense— 0.1%(b)
European Aeronautic Defense and Space Co. NV	56,003	1,678,881

Air Freight & Logistics— 0.1%(b)
TNT NV	85,525	3,669,951

Beverages— 0.1%
Heineken NV	42,114	2,668,651

Chemicals— 0.2%
Akzo Nobel NV	51,939	4,277,123
Koninklijke DSM NV(b)	32,672	1,687,691

		5,964,814

Commercial Bank— 0.6%
ABN AMRO Holding NV	310,563	15,321,306

Commercial Services & Supplies— 0.1%
Buhrmann NV	15,171	205,403
Randstad Holdings NV	6,430	416,300
Vedior NV	35,484	918,863

		1,540,566

Diversified Financial Services— 0.5%(b)
ING Groep NV	321,473	13,569,356

Diversified Telecommunication Services— 0.2%(b)
Koninklijke KPN NV	356,289	5,511,946

Energy Equipment & Services— 0.1%
FuGro NV	5,935	394,903
SBM Offshore NV(b)	30,655	1,260,125

		1,655,028

Food & Staples Retailing— 0.1%
Koninklijke Ahold NV*	271,894	3,441,298

Food Products— 0.4%
Royal NumiCo NV(b)	29,549	2,149,474
Unilever NV	290,159	8,768,603

		10,918,077

Household Durables— 0.3%
Koninklijke Philips Electronics NV	194,393	7,857,186

Insurance— 0.2%(b)
Aegon NV	255,360	4,623,191

Life Sciences Tools & Services— 0.0%(b)
Qiagen NV*	14,717	255,526

Media— 0.2%
Reed Elsevier NV(b)	132,960	2,441,509
Wolters Kluwer NV	49,966	1,463,514

		3,905,023

Metals & Mining— 0.4%
Mittal Steel Co. NV(b)	149,372	9,159,115
Mittal Steel Co. NV	16,800	1,027,156

		10,186,271

Office Electronics— 0.0%(b)
OCE NV	659	15,248

Real Estate Investment Trusts (REITs)— 0.1%
Corio NV	6,452	459,961
Wereldhave NV	5,509	699,765

		1,159,726

Semiconductors & Semiconductor Equipment— 0.2%
ASML Holding NV*	92,526	2,725,200
STMicroElectrical Components & Equipment NV	137,618	2,361,867

		5,087,067

Trading Companies & Distributors— 0.0%
Hagemeyer NV	127,663	667,736

		99,696,848

New Zealand (0.1%)(a)
Construction Materials— 0.0%
Fletcher Building Ltd.	70,946	672,550

Diversified Telecommunication Services— 0.1%(b)
TeleCom Corp. of New Zealand Ltd.	455,275	1,574,867

Electric Utility— 0.0%
Contact Energy Ltd.	8,610	60,417

Health Care Equipment & Supplies— 0.0%(b)
Fisher & Paykel Health Care Corp.	122,813	315,336

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
New Zealand(a) (continued)
Hotels, Restaurants & Leisure— 0.0%(b)
Sky City Entertainment Group Ltd.	103,691	$383,684

Household Durables— 0.0%
Fisher & Paykel Appliances Holdings Ltd.	46,356	125,423

Media— 0.0%
Sky Network Television Ltd.	11,869	49,802

Real Estate Investment Trust (REIT)— 0.0%
Kiwi Income Property Trust	58,682	67,434

Transportation Infrastructure— 0.0%
Auckland International Airport Ltd.	58,314	147,187

		3,396,700

Norway (1.0%)
Chemicals— 0.0%(a)
Yara International ASA	38,114	1,013,786

Commercial Bank— 0.1%(a)
DNB NOR ASA	135,589	1,786,475

Commercial Services & Supplies— 0.0%(a) (b)
Tomra Systems ASA	50,188	391,402

Communications Equipment— 0.0%(a)
Tandberg ASA	29,687	672,740

Diversified Telecommunication Services— 0.1%
Telenor ASA(a)	144,254	2,639,169
Telenor ASA — ADR	300	16,578

		2,655,747

Electrical Equipment— 0.1%(a)
Renewable Energy Corp. AS*	31,882	1,254,440

Energy Equipment & Services— 0.2%(a)
Aker Kvaerner ASA	31,880	814,895
Ocean RIG ASA*	4,695	32,992
Petoleum Geo-Services ASA(b)	37,113	882,038
Prosafe ASA(b)	44,571	690,782
SeaDrill Ltd.*	55,432	1,111,824
TGS Nopec Geophysical Co ASA*	9,603	187,512

		3,720,043

Food Products— 0.0%(a) (b)
Pan Fish ASA*	593,008	736,129

Industrial Conglomerate— 0.1%(a)
Orkla ASA	168,538	3,169,406

Insurance— 0.0%(a) (b)
Storebrand ASA	53,922	807,525

Marine— 0.0%(a)
Stolt-Nielsen SA	1,002	34,394

Media— 0.0%(a) (b)
Nok Schibsted ASA	2,475	108,713

Oil, Gas & Consumable Fuels— 0.4%(a) (b)
DET Norske Oljeselskap*	239,928	445,742
Norsk Hydro ASA	131,457	5,062,175
Statoil ASA	120,914	3,575,198

		9,083,115

Paper & Forest Products— 0.0%(a)
Norske Skogindustrier ASA	28,008	389,746

		25,823,661

Portugal (0.4%)(a)
Commercial Banks— 0.2%
Banco BPI SA(b)	43,246	398,634
Banco Comercial Portugues SA(b)	458,772	2,336,337
Banco Espirito Santo SA	27,755	651,209

		3,386,180

Construction Materials— 0.0%(b)
Cimpor Cimentos de Portugal SA	28,237	278,267

Diversified Telecommunication Services— 0.1%
Portugal TeleCom SGPS SA	138,594	1,938,055

Electric Utility— 0.1%(b)
EDP — Energias de Portugal SA	404,100	2,289,237

Food & Staples Retailing— 0.0%
Jeronimo Martins & Filho	830	4,944

Industrial Conglomerate— 0.0%(b)
Sonae SGPS SA	247,593	722,223

Media— 0.0%(b)
PT Multimedia Servicos SA	5,548	89,322

Paper & Forest Products— 0.0%
Sonae Industria SGPS SA*	12,824	180,801

Transportation Infrastructure— 0.0%(b)
Brisa-Auto Estradas de Portugal SA	32,265	437,667

		9,326,696

Singapore (1.1%)(a)
Aerospace & Defense— 0.0%
Singapore Technologies Engineering Ltd.	122,000	293,727

Air Freight & Logistics— 0.0%
Singapore Post Ltd.	332,221	270,893

Airline— 0.0%
Singapore Airlines Ltd.	77,800	983,336

Commercial Banks— 0.4%
DBS Group Holdings Ltd.(b)	224,700	3,361,710
Oversea-Chinese Banking Corp.	492,600	2,915,217
United Overseas Bank Ltd.(b)	226,500	3,313,376

		9,590,303

Distributor— 0.0%
Jardine Cycle & Carriage Ltd.	12,604	131,923

Diversified Financial Services— 0.1%(b)
Singapore Exchange Ltd.	205,900	1,300,473

Diversified Telecommunication Services— 0.1%(b)
Singapore Telecommunications Ltd.	1,328,003	3,019,161

Electronic Equipment & Instruments— 0.0%
Venture Corp. Ltd.	38,200	379,932

Food & Staples Retailing— 0.0%
Olam International Ltd.	24,000	46,871

Health Care Providers & Services— 0.0%(b)
Parkway Holdings Ltd.	213,850	539,868

Industrial Conglomerates— 0.1%
Fraser & Neave Ltd.	72,369	246,539
Haw Par Corp. Ltd.	36,226	190,485
Keppel Corp. Ltd.	240,000	2,095,043
Sembcorp Industries Ltd.	138,243	515,409

		3,047,476

Machinery— 0.0%
Sembcorp Marine Ltd.	108,000	400,513

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Singapore(a) (continued)
Marine— 0.1%
CosCo Corp. Singapore Ltd.	292,066	$970,305
Neptune Orient Lines Ltd.	12,800	46,512

		1,016,817

Media— 0.1%
Singapore Press Holdings Ltd.	357,500	1,051,890

Oil, Gas & Consumable Fuels— 0.0%(b)
Singapore Petroleum Co. Ltd.	400	1,701

Real Estate Investment Trusts (REITs)— 0.0%
Ascendas Real Estate Investment Trust	15,600	27,595
Capitacommerical Trust(b)	34,000	59,040
CapitaMall Trust	77,000	188,976

		275,611

Real Estate Management & Development— 0.2%
Allgreen Properties Ltd.	163,000	190,592
CapitaLand Ltd.(b)	292,897	1,419,101
City Developments Ltd.	117,000	1,147,377
Keppel Land Ltd.(b)	102,300	554,503
UOL Group Ltd.	166,120	579,693
Wing Tai Holdings Ltd.	181,500	440,677

		4,331,943

Road & Rail— 0.0%
ComfortDelGro Corp. Ltd.	280,620	377,359

Semiconductors & Semiconductor Equipment— 0.0%(b)
Chartered SemiConductor Manufacturing Ltd.*	269,000	195,611

		27,255,408

Spain (3.9%)
Airline— 0.0%(a)
Iberia Lineas Aereas de Espana SA	92,810	433,894

Biotechnology— 0.0%(a) (b)
Zeltia SA	54,584	610,011

Commercial Banks— 1.5%(b)
Banco Bilbao Vizcaya Argentaria SA(a)	624,884	15,295,809
Banco Popular Espanol SA(a)	165,199	2,956,127
Banco Santander Central Hispano SA	1,062,813	20,238,795

		38,490,731

Construction & Engineering— 0.3%(a)
Acciona SA(b)	4,025	1,032,506
ACS, Actividades de Construccion y Servicios SA	43,038	2,549,179
Fomento de Construcciones y Contratas SA(b)	10,512	946,082
Grupo Ferrovial SA(b)	13,045	1,162,848
Sacyr Vallehermoso SA(b)	13,037	592,880

		6,283,495

Diversified Telecommunication Services— 0.7%(a)
Telefonica SA	767,167	17,952,394

Electric Utilities— 0.6%
Endesa SA(a)	115,292	6,239,775
Iberdrola SA	41,134	2,309,866
Iberdrola SA(a) (b)	108,307	6,023,919
Union Fenosa SA(a) (b)	21,820	1,192,884

		15,766,444

Electrical Equipment— 0.1%(a)
Gamesa Corp. Tecnologica SA	36,993	1,482,898

Food Products— 0.0%(a)
Ebro Puleva SA	12,781	283,146

Gas Utility— 0.1%(a)
Gas Natural SDG SA	28,711	1,647,522

Insurance— 0.0%(a) (b)
Corporacion Mapfre SA	89,841	415,814

IT Services— 0.0%(a) (b)
Indra Sistemas SA	26,253	681,782

Machinery— 0.0%(a)
Zardoya Otis SA	13,654	417,921

Media— 0.1%(a)
Antena 3 Television SA(b)	24,737	471,490
Gestevision Telecinco SA	7,513	204,245
Promotora de Informaciones SA	7,564	165,480
Sogecable SA*	4,942	191,645

		1,032,860

Metals & Mining— 0.0%(a) (b)
Acerinox SA	39,643	1,025,692

Oil, Gas & Consumable Fuels— 0.2%(a) (b)
Repsol YPF SA	144,823	5,458,990

Specialty Retail— 0.1%(a) (b)
Inditex SA*	34,811	2,082,076

Tobacco— 0.1%(a)
Altadis SA	50,731	3,299,424

Transportation Infrastructure— 0.1%(a) (b)
Abertis Infraestructuras SA	37,857	1,106,694
Cintra Concesiones de Infraestructuras de Transporte SA	44,272	672,967

		1,779,661

Water Utility— 0.0%(a) (b)
Sociedad General de Aguas de Barcelona SA	3,058	110,235

		99,254,990

Sweden (2.5%)(a)
Airline— 0.0%
Sek Sas AB*	16,950	399,315

Building Products— 0.1%
AB SKF, B Shares	87,588	1,826,020
Assa Abloy AB	56,448	1,219,620

		3,045,640

Capital Markets— 0.0%(b)
D. Carnegie & Co. AB	7,153	139,260

Commercial Banks— 0.5%
Nordea Bank AB	352,049	5,674,196
Skandinaviska Enskilda Banken AB	91,979	3,144,905
Svenska Handelsbanked AB, A Shares	101,382	2,908,091

		11,727,192

Commercial Services & Supplies— 0.1%
Securitas AB(b)	75,685	1,151,653
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Sweden(a) (continued)
Securitas Systems AB	55,285	$192,815

		1,344,468

Communications Equipment— 0.4%
Telefonakitiebolaget LM Ericsson, B Shares	2,605,624	9,758,905

Construction & Engineering— 0.0%
Skanska AB	58,856	1,257,594

Diversified Consumer Services— 0.0%(b)
Securitas Direct AB*	55,285	149,648

Diversified Financial Services— 0.0%
OMX AB	23,044	702,963

Diversified Telecommunication Services— 0.2%
Tele2 AB(b)	54,999	956,533
TeliaSonera AB	1,312	9,936
TeliaSonera AB	429,187	3,245,929

		4,212,398

Food & Staples Retailing— 0.0%
Axfood AB	66	2,284

Health Care Equipment & Supplies— 0.0%
Elekta AB(b)	5,188	85,820
Getinge AB	28,352	624,997

		710,817

Household Durables— 0.0%
Husqvarna AB	46,443	640,022

Household Products— 0.1%
Electroloux AB, B Shares	52,868	1,322,488

Machinery— 0.6%
Alfa Laval AB	13,066	820,870
Atlas Copco Ab B(b)	54,670	874,954
Atlas Copco AB, B Shares(b)	138,372	2,381,792
Sandvik AB	184,648	3,713,296
Scania AB, B Shares(b)	70,671	1,684,637
Trelleborg AB, Class B	8,108	205,250
Volvo AB	72,564	1,342,454
Volvo AB, Class B	192,615	3,542,119

		14,565,372

Media— 0.0%
Eniro AB	43,866	540,610
Modern Times Group AB	8,062	493,748

		1,034,358

Metals & Mining— 0.1%
Boliden AB(b)	61,715	1,410,051
Hoganas AB	168	4,809
Ssab Svenskt Stal AB(b)	28,635	1,027,877
Ssab Svenskt Stal AB, Series B	3,813	130,040

		2,572,777

Oil, Gas & Consumable Fuels— 0.0%(b)
Lundin Petroleum AB*	26,291	278,318

Paper & Forest Products— 0.1%
Billerud(b)	13,413	203,056
Holmen AB(b)	3,119	130,992
Svenska Cellusoa AB, B Shares	112,629	1,988,914

		2,322,962

Personal Products— 0.0%
Oriflame Cosmetics SA	11,218	569,517

Real Estate Management & Development— 0.0%
Castellum AB	16,255	196,780
Fabege AB	20,290	215,174
Kungsleden AB	14,881	189,940
Wihlborgs Fastigheter AB	4,305	72,535

		674,429

Specialty Retail— 0.2%
Hennes & Mauritz AB	89,140	5,123,858
Nobia AB	9,258	110,542

		5,234,400

Tobacco— 0.1%
Swedish Match AB	66,628	1,298,831

		63,963,958

Switzerland (6.5%)(a)
Auto Components— 0.0%
Rieter Holding AG	795	419,256

Building Products— 0.1%
Geberit AG	8,007	1,305,722

Capital Markets— 1.3%
Credit Suisse Group	202,371	13,204,346
UBS AG	367,512	20,351,020

		33,555,366

Chemicals— 0.3%
Ciba Specialty Chemicals AG	15,396	936,127
Clariant AG	36,569	567,130
Givaudan	1,395	1,305,908
Lonza Group AG	8,982	846,253
Syngenta AG	20,592	3,886,078

		7,541,496

Commercial Services & Supplies— 0.1%
Adecco SA	27,309	1,899,773
SGS SA	618	745,525

		2,645,298

Computers & Peripherals— 0.0%
Logitech International SA*	23,685	636,858

Construction Materials— 0.2%
Holcim Ltd.	38,938	4,125,944

Diversified Telecommunication Services— 0.1%(b)
SwissCom AG	5,081	1,729,726

Electrical Equipment— 0.4%
ABB Ltd.	373,872	8,993,398

Electronic Equipment & Instruments— 0.0%(b)
Kudelski SA	11,569	391,464

Food Products— 1.1%
Nestle SA	74,710	28,709,084

Health Care Equipment & Supplies— 0.1%
Nobel Biocare Holding AG	4,839	1,455,655
Phonak Holding AG	10,265	985,570
Straumann Holding AG	524	145,031

		2,586,256

Hotels, Restaurants & Leisure— 0.0%
Kuoni Reisen Holding	183	108,285

Insurance— 0.6%
Swiss Life Holding	6,277	1,547,211
Swiss Reinsurance	63,945	5,488,009
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Switzerland(a) (continued)
Zurich Financial Services AG	27,100	$7,898,696

		14,933,916

Machinery— 0.1%
Schindler Holding AG	4,913	312,478
Sulzer AG	838	1,106,764

		1,419,242

Marine— 0.0%
Kuehne & Nagel International AG	7,590	742,644

Pharmaceuticals— 1.8%
Novartis AG	433,208	23,372,961
Roche Holding AG	129,633	22,964,556

		46,337,517

Real Estate Management & Development— 0.0%
PSP Swiss Property AG*	3,708	196,305

Semiconductors & Semiconductor Equipment— 0.0%(b)
Unaxis Holding AG*	1,544	685,046

Textiles, Apparel & Luxury Goods— 0.3%
Compagnie Finaciere Richemont AG	96,223	6,032,138
Swatch Group AG	4,355	254,110
Swatch Group AG, B Shares	5,213	1,573,069

		7,859,317

		164,922,140

United Kingdom (21.8%)
Aerospace & Defense— 0.4%(a)
BAE Systems PLC	562,873	4,771,314
Cobham PLC	198,852	765,099
Meggitt PLC	165,325	1,021,887
Rolls-Royce Group PLC	333,019	3,416,820

		9,975,120

Airline— 0.0%(a)
British Airways PLC*	110,319	879,936

Auto Components— 0.0%(a)
GKN PLC	137,333	1,066,389

Beverages— 0.6%(a)
Diageo PLC	473,415	9,669,063
SABMiller PLC	146,401	3,754,337
Scottish & Newcastle PLC	165,185	1,975,921

		15,399,321

Capital Markets— 0.4%(a)
3i Group PLC	80,732	1,748,159
Amvescap PLC	160,459	2,005,803
Close Brothers Group PLC	9,786	159,121
ICAP PLC	110,772	1,065,980
Investec PLC	43,295	536,168
Man Group PLC	341,131	3,879,189
Schroders PLC	10,159	251,406
Tullett Prebon PLC	20,976	172,499

		9,818,325

Chemicals— 0.2%(a)
Imperial Chemical Industries PLC	186,973	2,362,481
Johnson Matthey PLC	47,198	1,618,566

		3,981,047

Commercial Banks— 3.9%(a)
Barclays PLC	1,182,413	16,606,593
HBOS PLC	653,206	12,718,488
HSBC Holdings PLC	2,039,674	37,791,730
Lloyds TSB Group PLC	1,016,835	11,436,824
Royal Bank of Scotland Group PLC	1,654,870	19,700,653

		98,254,288

Commercial Services & Supplies— 0.3%(a)
Aggreko PLC	19,836	217,897
Biffa PLC	106,061	529,888
Brambles Industries Ltd.*	135,281	1,259,591
Capita Group PLC	122,457	1,774,266
Davis Service Group PLC	7,485	88,448
De La Rue PLC	12,259	184,203
Group 4 Securicor PLC	116,110	506,320
Group 4 Securicor PLC	85,993	376,132
Hays PLC	296,932	961,520
Intertek Group PLC	13,062	259,147
Michael Page International PLC	33,925	372,057
Rentokil Initial PLC	387,098	1,211,733
Serco Group PLC	56,081	494,854

		8,236,056

Construction & Engineering— 0.1%(a)
Amec PLC	86,705	1,110,126
Balfour Beatty PLC	46,288	400,317

		1,510,443

Construction Materials— 0.1%(a)
Hanson PLC	139,080	3,058,693

Consumer Finance— 0.0%(a)
Cattles PLC	29,688	220,479

Containers & Packaging— 0.0%(a)
Rexam PLC	114,369	1,158,424

Distributor— 0.0%(a)
Inchcape PLC	54,460	504,620

Diversified Financial Services— 0.0%(a)
London Stock Exchange Group PLC	39,113	1,058,846

Diversified Telecommunication Services— 0.4%(a)
BT Group PLC	1,513,081	9,588,593
Cable & Wireless PLC	436,352	1,488,156

		11,076,749

Electric Power— 0.1%(a)
British Energy PLC	208,208	2,087,292

Electric Utility— 0.2%(a)
Scottish & Southern Energy PLC	151,255	4,419,053

Electronic Equipment & Instruments— 0.0%(a)
ElectroComponents PLC	29,816	150,603
Premier Farnell PLC	2,460	9,336

		159,939

Food & Staples Retailing— 0.6%(a)
J Sainsbury PLC	301,415	3,486,586
Tesco PLC	1,373,800	11,282,779

		14,769,365

Food Products— 0.5%(a)
Cadbury Schweppes PLC	394,462	4,888,960
Tate & Lyle PLC	110,580	1,265,881
Unilever PLC	222,566	6,940,873

		13,095,714

Health Care Equipment & Supplies— 0.1%(a)
Smith & Nephew PLC	190,216	2,263,756
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
United Kingdom (continued)
SSL International PLC	6,642	$62,191

		2,325,947

Hotels, Restaurants & Leisure— 0.4%
Carnival PLC(a)	32,896	1,434,843
Compass Group PLC(a)	328,602	2,216,594
First Choice Holidays PLC(a)	73,765	458,216
Intercontinental Hotels Group PLC(a)	63,206	1,438,264
Ladbrokes PLC(a)	151,642	1,245,229
Mitchells & Butlers PLC(a)	89,440	1,397,845
PartyCasinos & Gambling PLC(a)	55,820	31,840
Punch Taverns PLC(a)	44,224	1,025,103
Rank Group PLC	111,835	384,412
William Hill PLC(a)	75,616	919,923

		10,552,269

Household Durables— 0.2%(a)
Barratt Developments PLC	67,104	1,256,849
Bellway PLC	10,617	264,994
Berkeley Group Holdings PLC*	8,142	268,177
Bovis Homes Group PLC	8,588	133,663
Persimmon PLC	50,121	1,172,120
Taylor Woodrow PLC	238,365	1,570,156

		4,665,959

Household Products— 0.2%(a)
Reckitt Benckiser PLC	101,903	5,451,896

Independent Power Producers & Energy Traders— 0.1%(a)
International Power PLC	262,309	2,180,351

Industrial Conglomerates— 0.1%(a)
Cookson Group PLC	18,501	257,759
Smiths Group PLC	74,951	1,577,238
Tomkins PLC	191,923	912,146

		2,747,143

Insurance— 1.0%(a)
Aviva PLC	435,316	6,048,952
Friends Provident PLC	375,797	1,411,297
Legal & General Group PLC	1,208,642	3,406,773
Old Mutual PLC	924,720	3,030,153
Prudential PLC	449,063	6,175,001
Resolution PLC	142,321	1,892,955
Royal & Sun Alliance Insurance Group PLC,	461,567	1,237,217
Standard Life PLC	384,744	2,385,289

		25,587,637

Internet & Catalog Retail— 0.1%(a)
Home Retail Group	185,167	1,537,650

IT Services— 0.0%(a)
LogicaCMG PLC	5,761	17,747
LogicaCMG PLC	344,542	1,073,300

		1,091,047

Machinery— 0.1%(a)
Charter PLC*	15,676	363,815
FKI PLC	92,064	205,190
IMI PLC	43,571	512,746
Invensys PLC*	126,108	953,558

		2,035,309

Media— 0.8%(a)
Aegis Group PLC	136,039	346,882
British Sky Broadcasting PLC	203,067	2,730,611
Daily Mail & General Trust	34,990	506,300
Emap PLC	56,545	956,316
EMI Group PLC	185,532	950,203
ITV PLC	560,647	1,151,953
Pearson PLC	158,650	2,542,347
Reed Elsevier PLC	246,162	3,032,926
Reuters Group PLC	212,978	2,667,477
Trinity Mirror PLC	26,300	268,697
United Business Media PLC	52,955	811,314
WPP Group PLC	229,927	3,294,661
Yell Group PLC	170,631	1,591,497

		20,851,184

Metals & Mining— 1.8%(a)
Anglo American PLC	235,480	13,670,276
BHP Billiton PLC	433,322	12,712,631
Rio Tinto PLC	177,802	12,826,495
Xstrata PLC	103,464	6,594,143

		45,803,545

Multi-Utilities— 0.5%(a)
Centrica PLC	625,981	4,536,786
National Grid PLC	461,096	6,536,279
United Utilities PLC	170,592	2,317,919

		13,390,984

Multiline Retail— 0.4%(a)
Enterprise Inns PLC	114,755	1,565,586
Marks & Spencer Group PLC	277,874	3,536,505
Next PLC	47,830	1,826,177
Signet Group PLC	276,237	545,233
Whitbread PLC	40,627	1,363,689

		8,837,190

Oil, Gas & Consumable Fuels— 3.7%(a)
BG Group PLC	624,687	10,160,466
BP PLC	3,411,884	39,520,903
Royal Dutch Shell PLC, A shares	482,319	19,070,393
Royal Dutch Shell PLC, B shares	127,295	4,956,897
Royal Dutch Shell PLC, A Shares	518,626	20,137,866

		93,846,525

Paper & Forest Products— 0.0%
Mondi PLC*	64,692	567,251

Pharmaceuticals— 1.6%(a)
AstraZeneca PLC	274,804	14,201,255
GlaxoSmithKline PLC	1,009,262	25,540,086

		39,741,341

Real Estate Investment Trusts (REITs)— 0.4%(a)
British Land Co. PLC	104,092	2,594,854
Brixton PLC	19,863	150,539
Great Portland Estates PLC	10,457	136,691
Hammerson PLC	60,964	1,469,523
Land Securities Group PLC	92,463	3,148,291
Liberty International PLC	36,931	769,715
Slough Estates PLC	82,973	900,779

		9,170,392

Road & Rail— 0.1%(a)
Arriva PLC	21,199	336,345
FirstGroup PLC	100,514	1,283,829
National Express Group PLC	26,931	621,017
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
United Kingdom (continued)
Stagecoach Group PLC	52,509	$223,132

		2,464,323

Semiconductors & Semiconductor Equipment— 0.1%(a)
ARM Holdings PLC	218,921	651,813
CSR PLC*	41,864	607,538

		1,259,351

Software— 0.1%(a)
Misys PLC	108,928	523,429
Sage Group PLC	295,257	1,373,368

		1,896,797

Specialty Retail— 0.2%(a)
Carphone Warehouse Group PLC(b)	53,270	380,527
DSG International PLC	410,450	1,293,517
Kesa Electricals PLC	89,582	578,871
Kingfisher PLC	482,596	2,070,022
MFI Furniture Group PLC*	151,283	397,276

		4,720,213

Textiles, Apparel & Luxury Goods— 0.0%(a)
Burberry Group PLC	95,605	1,221,212

Tobacco— 0.6%(a)
British American Tobacco PLC	265,241	8,570,646
Imperial Tobacco Group PLC	127,234	5,576,818

		14,147,464

Trading Companies & Distributors— 0.2%(a)
Bunzl PLC	63,258	834,217
Travis Perkins PLC	13,650	519,190
Wolseley PLC	129,249	2,818,089

		4,171,496

Transportation— 0.0%
Thomas Cook Group PLC*	58,304	365,887

Transportation Infrastructure— 0.0%(a)
BBA Aviation PLC	28,760	141,562

Water Utilities— 0.1%(a)
Kelda Group PLC	43,786	741,303
Severn Trent Water PLC	47,663	1,236,984

		1,978,287

Wireless Telecommunication Services— 1.1%(a)
Vodafone Group PLC	9,283,283	27,904,317

		551,384,628

United States (0.0%)(a)
Health Care Equipment & Supplies— 0.0%
Synthes, Inc.	8,428	983,125

Total Common Stocks (Cost $1,676,379,067)		2,431,393,547

EXCHANGE TRADED FUND — (0.0%)(b)
United States (0.0%)
iShares MSCI EAFE Index Fund	$11,200	883,904

RIGHTS (0.0%)
Sweden (0.0%)
Metals & Mining— 0.0%
SSAB Svenskt Stal AB	28,635	98,310
SSAB Svenskt Stal AB	3,813	11,251

Total Rights (Cost $0)		109,561

WARRANTS (0.0%)*
Japan (0.0%)
Dowa Holdings Co. Ltd., expiring 01/29/10	67,800	0

REPURCHASE AGREEMENTS (1.8%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $44,888,114, collateralized by U.S. Government Agency Mortgages with a market value of $45,779,417	44,881,781	44,881,781

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (18.9%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $476,890,276, collateralized by U.S. Government Agency Mortgages with a market value of $486,355,939	476,819,548	476,819,548

Total Investments
(Cost $2,198,783,028) (c) — 116.8%		2,954,088,341

Liabilities in excess of other assets — (16.8)%		(424,517,557)

NET ASSETS — 100.0%		$2,529,570,784

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of July 31, 2007.

(c)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
At July 31, 2007, the Fund’s open long futures contracts were as follows:
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide International Index Fund

				Market
	Number			Value	Unrealized
	of			Covered by	Appreciation/
	Contracts	Long Contracts*	Expiration	Contracts	Depreciation
Australia	43	S&P ASX 200 Index	09/21/07	$5,608,051	$(185,172)
Europe	705	DJ Euro Stoxx 50	09/30/07	41,741,200	(1,288,392)
Hong Kong	12	Hang Seng Index	08/31/07	1,780,211	(9,346)
Japan	150	Topix Index	09/30/07	21,610,384	(824,403)
Sweden	138	OMX Index	08/24/07	2,524,615	(72,158)
United Kingdom	190	FTSE 100 Index	09/21/07	24,516,440	(980,983)

				97,780,901	$(3,360,454)

At July 31, 2007, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)
Short Contracts:
Australia Dollar	08/10/07	$(4,345,000)	$(3,678,258)	$ (3,700,697)	$(22,439)
British Pound	08/10/07	(4,968,000)	(9,952,979)	(10,088,061)	(135,082)
Euro	08/10/07	(12,474,000)	(16,835,532)	(17,070,917)	(235,385)
Japanese Yen	08/10/07	(871,850,000)	(7,107,216)	(7,371,064)	(263,848)
Swedish Krone	08/10/07	(12,690,000)	(1,851,499)	(1,884,994)	(33,495)
Swiss Franc	08/10/07	(2,287,000)	(1,873,433)	(1,905,016)	(31,583)

Total Short Contracts		(908,614,000)	$(41,298,917)	$(42,020,749)	$(721,832)

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)
Long Contracts:
Australia Dollar	08/10/07	$7,041,000	$5,900,153	$5,996,918	$96,765
British Pound	08/10/07	10,990,800	21,870,157	22,318,008	447,851
Euro	08/10/07	26,417,700	35,789,949	36,153,147	363,198
Japanese Yen	08/10/07	2,657,998,000	22,098,328	22,472,068	373,740
Swedish Krone	08/10/07	21,354,0000	3,152,004	3,171,959	19,955
Swiss Franc	08/10/07	8,884,600	7,296,796	7,400,657	103,861

Total Long Contracts		2,732,686,100	$96,107,387	$97,512,757	$1,405,370

See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
COMMON STOCKS (90.7%)
Aerospace & Defense (0.4%)
Alliant Techsystems, Inc.*	23,500	$2,329,085
DRS Technologies, Inc.	29,200	1,528,912

		3,857,997

Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc.	146,760	6,557,237

		6,557,237

Airlines (0.3%)
AirTran Holdings, Inc.*	57,000	560,880
Alaska Air Group, Inc.*	25,300	590,249
JetBlue Airways Corp.*(a)	127,725	1,258,091

		2,409,220

Auto Components (1.0%)
ArvinMeritor, Inc.	50,360	998,639
BorgWarner Automotive, Inc.	38,720	3,347,344
Gentex Corp.	100,980	1,993,345
Lear Corp.*	50,846	1,707,409
Modine Manufacturing Co.	20,100	514,560

		8,561,297

Automobiles (0.3%)
Avis Budget Group, Inc.*	67,400	1,730,158
Thor Industries, Inc.	22,100	906,542
		2,636,700
Beverages (0.3%)
Hansen Natural Corp.*	42,600	1,727,430
PepsiAmericas, Inc.	37,500	1,037,625

		2,765,055

Biotechnology (1.0%)
Cephalon, Inc.*	46,335	3,481,612
PDL Biopharma, Inc.*	77,965	1,831,398
Vertex Pharmaceuticals, Inc.*	89,090	2,877,607

		8,190,617

Building Products (0.5%)
Martin Marietta Materials, Inc.	29,764	4,077,668

		4,077,668

Capital Markets (1.7%)
Edwards (A.G.), Inc.	51,600	4,172,376
Jefferies Group, Inc.	73,000	1,917,710
Nuveen Investments, Inc., Class A	53,150	3,249,591
Raymond James Financial, Inc.	60,780	1,864,122
SEI Investments Co.	83,780	2,283,843
Waddell & Reed Financial, Inc.	60,800	1,532,768

		15,020,410

Chemicals (3.5%)
Airgas, Inc.	54,600	2,549,820
Albemarle Corp.	56,300	2,264,949
Cabot Corp.	42,300	1,708,074
Chemtura Corp.	159,800	1,666,714
Cytec Industries, Inc.	30,200	2,023,098
Ferro Corp.	30,000	670,500
FMC Corp.	25,360	2,260,337
Lubrizol Corp.	48,780	3,056,554
Lyondell Chemical Co.	147,460	6,620,954
Minerals Technologies, Inc.	14,440	933,835
Olin Corp.	51,360	1,071,883
RPM International, Inc.	79,100	1,859,641
Scotts Miracle-Gro Co. (The)	27,920	1,144,441
Sensient Technologies Corp.	33,680	855,472
Valspar Corp.	65,700	1,812,663

		30,498,935

Commercial Banks (2.3%)
Associated Banc Corp.	84,221	2,420,512
Bank of Hawaii Corp.	32,100	1,541,442
Cathay General Bancorp, Inc.	31,600	967,276
City National Corp.	29,400	2,081,226
Colonial Bancgroup, Inc.	100,940	2,201,502
Cullen/Frost Bankers, Inc.	42,430	2,107,498
First Community Bancorp	19,540	981,299
FirstMerit Corp.	56,580	1,037,111
Greater Bay Bancorp	34,480	926,822
SVB Financial Group*	25,499	1,343,287
TCF Financial Corp.	76,600	1,883,594
West America Bankcorp	21,820	893,093
Wilmington Trust Corp.	44,800	1,744,512

		20,129,174

Commercial Services & Supplies (3.2%)
Brink’s Co. (The)	34,480	2,108,452
ChoicePoint, Inc.*	51,420	1,992,011
Copart, Inc.*	46,400	1,305,696
Corporate Executive Board Co.	27,200	1,833,824
Deluxe Corp.	33,973	1,282,820
Dun & Bradstreet Corp.	41,693	4,075,908
Herman Miller, Inc.	45,600	1,392,168
Kelly Services, Inc.	12,075	300,064
Korn/Ferry International*	30,300	715,989
Manpower, Inc.	58,260	4,605,453
Mine Safety Appliances Co.	18,300	835,395
Navigant Consulting, Inc.*	32,420	510,615
Republic Services, Inc.	115,373	3,686,167
Rollins, Inc.	16,365	389,487
Stericycle, Inc.*	59,980	2,875,441

		27,909,490

Communications Equipment (2.5%)
3COM Corp.*	285,605	1,142,420
ADC Telecommunications, Inc.*	83,025	1,551,737
Adtran, Inc.	44,659	1,165,153
Andrew Corp.*	107,100	1,505,826
Avocent Corp.*	33,906	927,329
CommScope, Inc.*	42,120	2,292,592
Dycom Industries, Inc.*	25,700	718,315
F5 Networks, Inc.*	27,912	2,419,691
Harris Corp.	91,839	5,040,124
NeuStar, Inc.*	46,150	1,330,966
Plantronics, Inc.	30,800	863,016
Polycom, Inc.*	64,802	2,006,918
Powerwave Technologies, Inc.*	87,101	569,641
U.T. Starcom, Inc.*	62,600	201,572

		21,735,300

Computers & Peripherals (0.9%)
Diebold, Inc.	46,033	2,332,492
Imation Corp.	26,233	820,568
Palm, Inc.*	74,300	1,108,556
Western Digital Corp.*	155,000	3,309,250

		7,570,866

Construction & Engineering (1.7%)
Granite Construction, Inc.	23,060	1,498,669

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Construction & Engineering (continued)
Jacobs Engineering Group, Inc.*	81,160	$5,001,891
KBR, Inc.*	115,010	3,690,671
NVR, Inc.*	3,310	1,914,769
Quanta Services, Inc.*	80,400	2,285,772

		14,391,772

Construction Materials (0.2%)
Florida Rock Industries, Inc.	32,900	2,089,479

		2,089,479

Consumer Finance (0.6%)
AmeriCredit Corp.*	81,220	1,652,015
Eaton Vance Corp.	86,500	3,620,890

		5,272,905

Containers & Packaging (0.5%)
Packaging Corp. of America	59,760	1,525,075
Sonoco Products Co.	66,200	2,427,554

		3,952,629

Distributors (0.1%)
Potlatch Corp.	24,756	1,081,590

		1,081,590

Diversified Consumer Services (1.5%)
Career Education Corp.*	63,449	1,883,166
Corinthian Colleges, Inc.*	62,280	838,912
DeVry, Inc.	39,200	1,270,080
Global Payments, Inc.	46,170	1,726,758
ITT Educational Services, Inc.*	22,540	2,381,576
Matthews International Corp., Class A	23,310	891,841
Regis Corp.	29,620	1,032,553
Sotheby’s Holdings, Inc.	39,700	1,697,175
Strayer Education, Inc.	10,440	1,581,973

		13,304,034

Diversified Financial Services (0.7%)
Broadridge Financial Solutions, Inc.	92,010	1,618,456
Leucadia National Corp.	111,460	4,190,896

		5,809,352

Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	158,000	815,280

		815,280

Electric Utilities (1.9%)
DPL, Inc.	79,357	2,109,309
Gilead Sciences, Inc.	107,203	2,930,930
Great Plains Energy, Inc.	62,500	1,735,000
Hawaiian Electric Industries, Inc.	53,600	1,222,616
IDACORP, Inc.	32,900	1,018,584
Pepco Holdings, Inc.	135,394	3,665,116
Sierra Pacific Resources*	147,420	2,342,504
Westar Energy, Inc.	63,850	1,469,827

		16,493,886

Electrical Equipment (1.2%)
Ametek, Inc.	70,850	2,764,567
Hubbell, Inc.	39,200	2,259,880
Roper Industries, Inc.	59,450	3,565,811
Thomas & Betts Corp.*	35,348	2,184,506

		10,774,764

Electronic Equipment & Instruments (2.4%)
Amphenol Corp., Class A	122,740	4,205,072
Arrow Electronics, Inc.*	82,433	3,150,589
Avnet, Inc.*	89,278	3,381,851
CDW Corp.*	40,957	3,447,351
Ingram Micro, Inc.*	94,200	1,888,710
Kemet Corp.*	58,660	412,966
National Instruments Corp.	37,030	1,197,921
Tech Data Corp.*	39,843	1,492,917
Vishay Intertechnology, Inc.*	123,430	1,914,399

		21,091,776

Energy Equipment & Services (2.5%)
Cameron International Corp.*	76,818	5,991,804
FMC Technologies, Inc.*	45,362	4,151,530
Grant Prideco, Inc.*	87,485	4,907,909
Hanover Compressor Co.*	68,539	1,633,284
Helmerich & Payne, Inc.	68,300	2,210,871
Tidewater, Inc.	40,677	2,783,120

		21,678,518

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	45,957	1,560,700
Ruddick Corp.	22,000	611,600

		2,172,300

Food Products (0.9%)
Hormel Foods Corp.	47,520	1,635,638
J.M. Smucker Co.	40,371	2,253,106
Lancaster Colony Corp.	13,600	526,592
Smithfield Foods, Inc.*	84,010	2,609,351
Tootsie Roll Industries, Inc.	15,271	382,233

		7,406,920

Gaming (0.1%)
Boyd Gaming Corp.	28,300	1,248,030

		1,248,030

Gas Utilities (1.1%)
AGL Resources, Inc.	55,840	2,105,168
National Fuel Gas Co.	59,400	2,574,990
Oneok, Inc.	76,226	3,868,470
WGL Holdings, Inc.	36,600	1,095,804

		9,644,432

Health Care Equipment & Supplies (3.6%)
Advanced Medical Optics, Inc.*	42,703	1,290,912
Beckman Coulter, Inc.	43,860	3,106,165
Cytyc Corp.*	77,640	3,268,644
Dentsply International, Inc.	106,672	3,892,461
Edwards Lifesciences Corp.*	39,400	1,810,824
Gen-Probe, Inc.*	37,000	2,331,370
Hillenbrand Industry, Inc.	40,900	2,578,336
Intuitive Surgical, Inc.*	25,977	5,522,970
Kyphon, Inc.*	32,370	2,124,119
ResMed, Inc.*	52,900	2,273,642
Steris Corp.	46,180	1,263,023
Ventana Medical Systems, Inc.*	22,870	1,905,986

		31,368,452

Health Care Providers & Services (2.8%)
Apria Healthcare Group, Inc.*	32,100	841,662
Community Health Systems, Inc.*	66,777	2,597,625
Health Management Associates, Inc., Class A	170,500	1,374,230
Health Net, Inc.*	77,642	3,846,385
Henry Schein, Inc.*	59,274	3,220,949
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Health Care Providers & Services (continued)
Kindred Healthcare, Inc.*	22,220	$595,052
LifePoint Hospitals, Inc.*	41,856	1,236,845
Lincare Holdings, Inc.*	59,663	2,129,372
Omnicare, Inc.	81,600	2,705,856
Psychiatric Solutions, Inc.*	35,500	1,210,195
Universal Health Services, Inc.	38,655	2,027,068
VCA Antech, Inc.*	55,727	2,192,300

		23,977,539

Health Care Technology (0.5%)
Cerner Corp.*	43,840	2,317,821
Wellcare Health Plans, Inc.*	22,450	2,273,287

		4,591,108

Hotels, Restaurants & Leisure (1.1%)
Applebee’s International, Inc.	53,234	1,309,556
Bob Evans Farms, Inc.	22,629	734,311
Brinker International, Inc.	80,710	2,174,328
CBRL Group, Inc.	18,744	720,332
Cheesecake Factory, Inc. (The)*	52,050	1,281,471
International Speedway Corp.	22,600	1,082,314
Ruby Tuesday, Inc.	35,900	798,775
Scientific Games Corp.*	48,300	1,657,173

		9,758,260

Household Durables (1.3%)
American Greetings Corp., Class A	41,814	1,034,060
Beazer Homes U.S.A., Inc.	26,257	367,335
Blyth Industries, Inc.	15,040	335,693
Furniture Brands International, Inc.(a)	35,638	392,731
Hovnanian Enterprises, Inc.*	28,720	380,253
M.D.C. Holdings, Inc.(a)	25,500	1,173,000
Mohawk Industries Co.*	36,240	3,261,962
Ryland Group, Inc. (The)(a)	30,367	1,009,703
Toll Brothers, Inc.*	89,518	1,963,130
Tupperware Corp.	42,333	1,101,081

		11,018,948

Household Products (0.7%)
Church & Dwight, Inc.	47,100	2,310,726
Energizer Holdings, Inc.*	39,478	3,983,330

		6,294,056

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	40,680	1,841,990
Sequa Corp., Class A*	4,360	719,836
Teleflex, Inc.	25,720	1,965,780

		4,527,606

Insurance (4.0%)
American Financial Group, Inc.	45,300	1,272,477
Arthur J. Gallagher & Co.(a)	64,600	1,781,668
Brown & Brown, Inc.	75,820	1,948,574
Commerce Group, Inc.	33,810	971,361
Everest Re Group Ltd.	44,200	4,342,650
Fidelity National Title Group, Inc., Class A	155,553	3,249,502
First American Financial Corp.	67,953	3,145,544
Hanover Insurance Group, Inc.	33,400	1,465,926
HCC Insurance Holdings, Inc.	76,090	2,227,915
Horace Mann Educators Corp.	25,000	445,750
Mercury General Corp.	22,600	1,170,228
Ohio Casualty Corp.	39,400	1,710,354
Old Republic International Corp.	153,887	2,822,288
Protective Life Corp.	46,800	2,013,336
Stancorp Financial Group, Inc.	35,600	1,671,776
Unitrin, Inc.	25,300	1,072,214
W.R. Berkley Corp.	120,266	3,538,226

		34,849,789

Internet & Catalog Retail (0.2%)
Coldwater Creek, Inc.*	40,800	803,352
Netflix, Inc.*	43,230	744,853

		1,548,205

Internet Software & Services (0.3%)
Digital River, Inc.*	28,870	1,299,439
ValueClick, Inc.*	66,450	1,420,701

		2,720,140

IT Services (2.1%)
Acxiom Corp.	44,884	1,129,282
Alliance Data Systems Corp.*	44,500	3,417,600
BISYS Group, Inc. (The)*	76,400	914,508
Ceridian Corp.*	96,140	3,259,146
CheckFree Corp.*	59,087	2,176,765
CSG Systems International, Inc.*	31,980	800,140
DST Systems, Inc.*	38,160	2,895,199
Gartner, Inc. *	33,380	698,643
MoneyGram International, Inc.	59,800	1,530,282
MPS Group, Inc.*	64,640	861,651
SRA International, Inc.*	27,000	643,140

		18,326,356
Leisure Equipment & Products (0.1%)
Callaway Golf Co.	42,200	684,906

		684,906

Life Sciences Tools & Services (1.6%)
Affymetrix, Inc.*	49,110	1,197,302
Charles River Laboratories International, Inc.*	47,782	2,445,483
Covance, Inc.*	42,980	3,033,099
Invitrogen Corp.*	33,148	2,380,026
Pharmaceutical Product Development, Inc.	73,400	2,458,900
Techne Corp.*	25,435	1,430,973
Varian, Inc.*	21,160	1,272,562

		14,218,345

Machinery (4.1%)
AGCO Corp.*	61,200	2,351,916
Crane Co.	32,466	1,488,891
Donaldson Co., Inc.	44,780	1,629,544
Federal Signal Corp.	27,900	375,255
Flowserve Corp.	38,220	2,762,159
Graco, Inc.	48,070	1,972,793
Harsco Corp.	56,100	2,954,226
Joy Global, Inc.	74,532	3,688,589
Kennametal, Inc.	27,700	2,123,482
Lincoln Electric Holdings, Inc.	28,000	2,015,720
Nordson Corp.	21,500	983,840
Oshkosh Truck Corp.	52,300	2,994,175
Pentair, Inc.	70,660	2,557,892
SPX Corp.	39,120	3,672,194
Timken Co. (The)	62,200	2,077,480
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Machinery (continued)
Trinity Industries, Inc.	53,650	$2,051,040

		35,699,196

Manufacturing (0.6%)
Carpenter Technology Corp.	18,080	2,145,915
Hanesbrands, Inc.*	63,782	1,977,880
HNI Corp.	31,070	1,268,588

		5,392,383

Marine (0.2%)
Alexander & Baldwin, Inc.	27,701	1,501,948

		1,501,948

Media (1.1%)
Belo Corp., Class A	64,520	1,154,908
Catalina Marketing Corp.	23,400	706,446
Entercom Communications Corp.	23,080	521,146
Harte-Hanks, Inc.	29,940	705,087
John Wiley & Sons, Inc.	28,000	1,184,120
Lee Enterprises, Inc.	28,880	508,577
Media General, Inc.	17,900	504,780
Scholastic Corp.*	19,755	635,716
Valassis Communications, Inc.*	29,400	348,978
Washington Post Co.	3,740	2,957,405

		9,227,163

Metals & Mining (1.3%)
Arch Coal, Inc.	96,194	2,875,239
Commercial Metals Co.	79,300	2,445,612
Reliance Steel & Aluminum Co.	43,500	2,285,490
Steel Dynamics, Inc.	58,900	2,469,677
Worthington Industries, Inc.	46,087	954,001

		11,030,019

Multi-Utilities (3.0%)
Alliant Energy Corp.	77,300	2,856,235
Aquila, Inc.*	239,837	906,584
Black Hills Corp.	28,200	1,051,860
Energy East Corp.	104,705	2,650,084
MDU Resources Group, Inc.	121,525	3,312,771
Nstar	70,320	2,211,564
Oklahoma Gas & Electric Co.	65,600	2,174,640
PNM, Inc.	48,550	1,254,047
Puget Energy, Inc.	76,200	1,764,030
Scana Corp.	82,479	3,083,065
Vectren Corp.	48,960	1,222,531
Wisconsin Energy Corp.	82,400	3,537,432

		26,024,843

Multiline Retail (0.6%)
99 Cents Only Stores*	35,333	430,003
Dollar Tree Stores, Inc.*	72,028	2,755,791
Saks, Inc.	100,700	1,863,957

		5,049,751

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	46,742	1,693,463

		1,693,463

Oil, Gas & Consumable Fuels (6.0%)
Bill Barrett Corp.*	22,500	772,200
Cimarex Energy Co.	54,730	2,071,530
Denbury Resources, Inc.*	80,700	3,228,000
Encore Acquisition Co.*	38,410	993,667
Equitable Resources, Inc.	83,446	3,931,141
Forest Oil Corp.*	54,160	2,191,855
Frontier Oil Corp.	77,030	2,983,372
Newfield Exploration Co.*	90,784	4,362,171
Noble Energy, Inc.	117,217	7,166,647
Overseas Shipholding Group, Inc.	17,530	1,360,153
Patterson-UTI Energy, Inc.	110,740	2,535,946
Pioneer Natural Resources Co.	84,648	3,851,484
Plains Exploration & Production Co.*	47,631	2,058,136
Pogo Producing Co.	39,906	2,125,394
Pride International, Inc.*	114,128	4,000,186
Quicksilver Resources, Inc.*	36,061	1,518,889
Southwestern Energy Co.*	115,451	4,690,774
Superior Energy Services, Inc.*	54,190	2,184,941

		52,026,486

Paper & Forest Products (0.3%)
Bowater, Inc.	40,186	788,450
Louisiana-Pacific Corp.	72,460	1,341,959

		2,130,409

Personal Products (0.4%)
Alberto-Culver Co.	59,360	1,396,147
NBTY, Inc.*	40,100	1,745,954

		3,142,101

Pharmaceuticals (1.3%)
Endo Pharmaceuticals Holdings, Inc.*	93,600	3,183,336
Medicis Pharmaceutical Corp.	40,200	1,146,906
Millennium Pharmaceuticals, Inc.*	214,703	2,166,353
Par Pharmaceutical Cos., Inc.*	26,175	620,086
Perrigo Co.	52,500	979,125
Sepracor, Inc.*	71,632	2,015,008
Valeant Pharmaceuticals International	61,900	971,211

		11,082,025

Real Estate Investment Trusts (REITs) (3.2%)
AMB Property Corp.	70,067	3,733,170
Cousins Properties, Inc.	31,320	805,237
Equity One, Inc.	24,300	560,844
Highwood Properties, Inc.	37,760	1,228,333
Hospitality Properties Trust	62,020	2,379,087
Liberty Property Trust	61,696	2,314,217
Macerich Co. (The)	50,400	3,686,760
Mack-Cali Realty Corp.	45,650	1,762,090
Nationwide Health Properties, Inc.	63,380	1,510,346
Rayonier, Inc.	55,180	2,336,321
Regency Centers Corp.	46,300	3,003,481
UDR, Inc.	96,915	2,237,767
Weingharten Realty Investors	54,600	1,998,906

		27,556,559

Road & Rail (0.5%)
Con-way, Inc.	32,740	1,617,029
J.B. Hunt Transport Services, Inc.	69,700	1,946,721
Werner Enterprises, Inc.	37,848	735,765

		4,299,515

Semiconductors & Semiconductor Equipment (3.4%)
Atmel Corp.*	294,400	1,586,816
Cree, Inc.*	58,425	1,496,848
Cypress Semiconductor Corp.*	104,859	2,627,767
Fairchild Semiconductor International, Inc.*	84,220	1,537,015
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Integrated Device Technology, Inc.*	131,687	$2,142,547
International Rectifier Corp.*	50,400	1,850,184
Intersil Corp.	95,302	2,787,583
Lam Research Corp.*	93,855	5,428,573
Lattice Semiconductor Corp.*	68,160	322,397
Micrel, Inc.	36,500	377,775
Microchip Technology, Inc.	150,464	5,463,348
RF Micro Devices, Inc.*	138,325	959,976
Semtech Corp.*	47,830	777,238
Silicon Laboratories, Inc.*	39,340	1,370,212
TriQuint Semiconductor, Inc.*	82,905	366,440

		29,094,719

Software (2.6%)
ACI Worldwide, Inc.*	26,200	799,886
Activision, Inc.*	176,321	3,016,852
Advent Software, Inc.*	11,269	428,560
Cadence Design Systems, Inc.*	194,091	4,153,547
Fair Issac Corp.	41,207	1,617,787
Henry (Jack) & Associates, Inc.	49,900	1,198,598
Macrovision Corp.*	38,520	916,006
McAfee, Inc.*	109,400	3,923,084
Mentor Graphics Corp.*	53,600	643,736
Parametric Technology Corp.*	82,060	1,446,718
Sybase, Inc.*	65,800	1,560,776
Synopsys, Inc.*	95,881	2,345,249
Wind River Systems, Inc.*	46,400	443,584

		22,494,383

Specialty Retail (4.6%)
Advance Auto Parts, Inc.	71,000	2,468,670
Aeropostale, Inc.*	35,373	1,347,004
American Eagle Outfitters Ltd.	136,761	3,317,822
AnnTaylor Stores Corp.*	46,189	1,451,258
Barnes & Noble, Inc.	37,173	1,247,154
Borders Group, Inc.	43,594	713,198
CarMax, Inc.*	147,400	3,527,282
Charming Shoppes*	84,800	837,824
Chico’s FAS, Inc.*	118,243	2,289,185
Dick’s Sporting Goods, Inc.*	25,980	1,460,855
Foot Locker, Inc.	109,600	2,034,176
Gamestop Corp.*	104,700	4,224,645
O’Reilly Automotive, Inc.*	75,946	2,529,761
Pacific Sunwear of California, Inc.*	50,900	917,218
Payless ShoeSource, Inc.*	46,195	1,229,711
PETsMART, Inc.	90,776	2,934,788
Rent-A-Center, Inc.*	48,347	938,415
Ross Stores, Inc.	98,354	2,845,381
Urban Outfitters, Inc.*	74,616	1,496,797
Williams Sonoma, Inc.	78,140	2,405,931

		40,217,075

Textiles, Apparel & Luxury Goods (0.5%)
Phillips-Van Heusen Corp.	38,080	1,982,445
Timberland Co., Class A*	37,100	881,867
Warnaco Group, Inc. (The)*	33,120	1,195,963

		4,060,275

Thrifts & Mortgage Finance (1.5%)
Astoria Financial Corp.	56,220	1,323,981
First Niagara Financial Group, Inc.	78,100	1,004,366
IndyMac Bancorp, Inc.(a)	51,659	1,136,498

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc.	194,964	$3,164,266
PMI Group, Inc.	61,787	2,105,083
Radian Group, Inc.	53,533	1,804,598
Washington Federal, Inc.	55,712	1,255,191
Webster Financial Corp.	36,400	1,581,944

		13,375,927

Tobacco (0.1%)
Universal Corp.	19,140	1,056,719

		1,056,719

Trading Companies & Distributors (1.0%)
Fastenal Co.(a)	87,854	3,959,580
GATX Corp.	33,000	1,496,880
MSC Industrial Direct Co., Class A	35,200	1,770,208
United Rentals, Inc.*	47,300	1,520,222

		8,746,890

Transportation (0.2%)
YRC Worldwide, Inc.*	40,562	1,302,851

		1,302,851

Water Utilities (0.2%)
Aqua America, Inc.	95,127	2,081,372

		2,081,372

Wireless Telecommunication Services (0.5%)
Telephone & Data Systems, Inc.	47,300	3,140,720
Telephone & Data Systems, Inc., Special Shares	24,100	1,465,280

		4,606,000

Total Common Stocks (Cost $707,792,165)		785,923,415

REPURCHASE AGREEMENTS (9.2%)
Nomura Securities, 5.15% dated 07/31/07, due 08/01/07, repurchase price $79,706,843, collateralized by U.S. Government Agency Mortgages with a market value of $81,289,351.	$79,695,442	79,695,442

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.4%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $3,690,892 collateralized by U.S. Government Agency Mortgages with a market value of $3,764,152	3,690,345	3,690,345

Total Investments
(Cost $791,177,951) (b) — 100.3%		869,309,202

Liabilities in excess of other assets — (0.3)%		(2,913,624)

NET ASSETS — 100.0%		$866,395,578

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2007.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
COMMON STOCKS (95.5%)
Aerospace & Defense (2.6%)
Boeing Co. (The)	148,171	$15,325,326
General Dynamics Corp.	71,962	5,653,335
Honeywell International, Inc.	148,869	8,561,456
L-3 Communications Holdings, Inc.	20,038	1,954,907
Lockheed Martin Corp.	65,222	6,423,063
Northrop Grumman Corp.	62,676	4,769,644
Precision Castparts Corp.	26,400	3,618,384
Raytheon Co.	79,887	4,422,544
Rockwell Collins, Inc.	30,641	2,105,037
United Technologies Corp.	183,156	13,364,893

		66,198,589

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	32,800	1,595,720
FedEx Corp.	53,902	5,969,107
United Parcel Service, Inc., Class B	196,216	14,857,476

		22,422,303

Airlines (0.1%)
Southwest Airlines	139,976	2,192,024

		2,192,024

Auto Components (0.3%)
B.F. Goodrich Co. (The)	22,151	1,393,519
Goodyear Tire & Rubber Co.*	39,421	1,132,171
Johnson Controls, Inc.	34,686	3,924,721

		6,450,411

Automobiles (0.4%)
Ford Motor Co.*	365,296	3,108,669
General Motors Corp.	100,956	3,270,974
Harley-Davidson, Inc.	49,327	2,827,424

		9,207,067

Beverages (1.2%)
Anheuser-Busch Cos., Inc.	137,034	6,683,148
Brown-Forman Corp., Class B	16,671	1,107,621
Coca-Cola Co.	370,517	19,307,641
Coca-Cola Enterprises, Inc.	58,657	1,329,167
Constellation Brands, Inc.*	33,700	739,041
Molson Coors Brewing Co.	10,470	931,202
Pepsi Bottling Group, Inc. (The)	29,821	997,811

		31,095,631

Biotechnology (1.2%)
Amgen, Inc.*	217,848	11,707,151
Applera Corp.	34,571	1,079,307
Biogen, Inc.*	49,672	2,808,455
Celgene Corp.*	69,700	4,221,032
Genzyme Corp.*	46,351	2,923,358
Gilead Sciences, Inc.*	174,800	6,507,804
Millipore Corp.*	8,925	701,594
PerkinElmer, Inc.	18,496	514,744

		30,463,445

Building Products (0.2%)
American Standard Cos., Inc.	34,016	1,838,565
Masco Corp.	73,727	2,006,112

		3,844,677

Capital Markets (1.0%)
Ameriprise Financial, Inc.	43,551	2,624,819
Bear Stearns Cos., Inc. (The)	23,567	2,856,792
Charles Schwab Corp.	187,587	3,776,126
E*TRADE Financial Corp.*	76,822	1,422,743
Federated Investors, Inc., Class B	15,911	572,955
Janus Capital Group, Inc.	39,231	1,179,284
Legg Mason, Inc.	23,500	2,115,000
Lehman Brothers Holding, Inc.	95,702	5,933,524
Northern Trust Corp.	34,236	2,138,380
T. Rowe Price Group, Inc.	46,582	2,428,320

		25,047,943

Chemicals (1.5%)
Air Products & Chemicals, Inc.	39,266	3,391,404
Ashland, Inc.	11,725	715,929
Dow Chemical Co. (The)	179,890	7,821,617
E.I. du Pont de Nemours & Co.	164,650	7,694,095
Eastman Chemical Co.	13,560	933,199
Ecolab, Inc.	36,611	1,541,689
Hercules, Inc.*	14,821	307,684
International Flavors & Fragrances, Inc.	14,040	703,544
Monsanto Co.	96,580	6,224,581
PPG Industries, Inc.	29,606	2,258,050
Praxair, Inc.	57,432	4,400,440
Rohm & Haas Co.	29,777	1,682,996
Sigma-Aldrich Corp.	23,750	1,076,350

		38,751,578

Commercial Banks (3.5%)
BB&T Corp.	95,773	3,583,826
Comerica, Inc.	29,526	1,554,839
Commerce Bancorp, Inc.	38,100	1,274,445
Compass Bancshares, Inc.	21,733	1,505,662
Fifth Third Bancorp	98,104	3,619,056
First Horizon National Corp.	22,791	722,930
Huntington Bancshares, Inc.	69,520	1,334,784
KeyCorp	71,972	2,496,709
M & T Bank Corp.	15,461	1,643,350
Marshall & Ilsley Corp.	45,266	1,865,412
National City Corp.	115,053	3,381,408
PNC Bank Corp.	63,601	4,239,007
Regions Financial Corp.	130,185	3,914,663
SunTrust Banks, Inc.	68,526	5,365,586
Synovus Financial Corp.	54,917	1,535,479
U.S. Bancorp	333,603	9,991,410
Wachovia Corp.	350,548	16,549,371
Wells Fargo & Co.	621,328	20,982,246
Zions Bancorp	16,920	1,261,386

		86,821,569

Commercial Services & Supplies (0.6%)
Allied Waste Industries, Inc.*	43,707	562,509
Avery-Dennison Corp.	17,616	1,080,565
Cintas Corp.	25,601	935,973
Donnelley (R.R.) & Sons Co.	35,406	1,496,258
Equifax, Inc.	23,051	932,643
Monster Worldwide, Inc.*	22,831	887,898
Pitney Bowes, Inc.	39,196	1,806,936
Robert Half International, Inc.	29,106	989,313
Waste Management, Inc.	96,513	3,670,389
Western Union Co.	135,952	2,712,242

		15,074,726

Communications Equipment (2.6%)
Avaya, Inc.*	77,869	1,287,953
Ciena Corp.*	19,058	696,189
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Communications Equipment (continued)
Cisco Systems, Inc.*	1,111,009	$32,119,270
Corning, Inc.*	282,422	6,732,940
JDS Uniphase Corp.*	42,194	604,640
Juniper Networks, Inc.*	108,100	3,238,676
Motorola, Inc.	437,028	7,425,106
QUALCOMM, Inc.	304,678	12,689,839
Tellabs, Inc.*	86,652	983,500

		65,778,113

Computers & Peripherals (4.0%)
Apple, Inc.*	158,374	20,867,358
Dell, Inc.*	410,658	11,486,104
EMC Corp.*	417,687	7,731,386
Hewlett-Packard Co.	492,190	22,655,506
International Business Machines Corp.	250,310	27,696,801
Lexmark International Group, Inc.*	20,001	790,840
NCR Corp.*	32,290	1,686,184
Network Appliance, Inc.*	66,484	1,884,157
QLogic Corp.*	32,890	437,108
SanDisk Corp.*	45,000	2,413,350
Sun Microsystems, Inc.*	633,782	3,232,288

		100,881,082

Construction & Engineering (0.1%)
Fluor Corp.	14,785	1,707,815

		1,707,815

Construction Materials (0.1%)
Vulcan Materials Co.	17,476	1,672,803

		1,672,803

Consumer Finance (0.9%)
American Express Co.	219,357	12,841,159
Capital One Financial Corp.	76,986	5,447,529
SLM Corp.	73,722	3,624,911

		21,913,599

Containers & Packaging (0.2%)
Ball Corp.	19,030	975,668
Bemis Co.	18,596	548,024
Pactiv Corp.*	26,136	826,159
Sealed Air Corp.	28,894	787,362
Temple-Inland, Inc.	21,210	1,232,937

		4,370,150

Distributors (0.2%)
Genuine Parts Co.	29,916	1,423,403
ProLogis Trust	47,151	2,682,892

		4,106,295

Diversified Consumer Services (0.1%)
Apollo Group, Inc.*	26,826	1,585,685
H & R Block, Inc.	57,372	1,144,571

		2,730,256

Diversified Financial Services (7.2%)
American Capital Strategies Ltd.	34,200	1,298,574
Bank of America Corp.	822,561	39,005,843
Bank of New York Mellon Corp.	201,511	8,574,293
CIT Group, Inc.	35,400	1,457,772
Citigroup, Inc.	914,988	42,610,991
CME Group, Inc.	10,649	5,883,573
Discovery Financial Services*	97,921	2,257,079
Franklin Resources, Inc.	29,771	3,791,932
Goldman Sachs Group, Inc.	75,572	14,233,230
J.P. Morgan Chase & Co.	638,801	28,113,632
Merrill Lynch & Co., Inc.	162,595	12,064,549
Moody’s Corp.	45,902	2,469,528
Morgan Stanley	195,842	12,508,429
State Street Corp.	70,777	4,744,182

		179,013,607

Diversified Telecommunication Services (3.0%)
AT&T, Inc.	1,148,413	44,971,853
CenturyTel, Inc.	23,276	1,067,670
Citizens Communications Co.	62,736	905,280
Embarq Corp.	25,835	1,596,345
Qwest Communications International, Inc.*	285,930	2,438,983
Verizon Communications, Inc.	535,180	22,809,372
Windstream Corp.	76,082	1,046,888

		74,836,391

Electric Utilities (1.7%)
Allegheny Energy, Inc.*	26,996	1,410,001
American Electric Power Co., Inc.	72,297	3,144,197
Duke Energy Corp.	223,481	3,805,881
Edison International	58,132	3,074,602
Entergy Corp.	38,776	3,876,049
Exelon Corp.	126,698	8,887,865
FirstEnergy Corp.	58,900	3,578,175
FPL Group, Inc.	78,832	4,550,971
Integrys Energy Group, Inc.	12,709	628,968
Pinnacle West Capital Corp.	22,425	840,489
PPL Corp.	64,662	3,048,167
Progress Energy, Inc.	44,151	1,927,633
Southern Co.	130,349	4,384,940

		43,157,938

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A ADR — BM	32,260	1,707,199
Emerson Electric Co.	145,464	6,846,991
Rockwell International Corp.	31,376	2,196,006

		10,750,196

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	76,476	2,917,559
Jabil Circuit, Inc.	28,441	640,776
Molex, Inc.	29,221	828,123
Solectron Corp.*	155,576	584,966
Tektronix, Inc.	14,895	489,301
Tyco Electronics Ltd.*	90,875	3,255,142

		8,715,867

Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	58,247	4,604,426
BJ Services Co.	59,092	1,545,256
ENSCO International, Inc.	28,400	1,734,388
Halliburton Co.	168,024	6,052,225
Nabors Industries Ltd. ADR — BM*	56,254	1,644,867
National-OilWell, Inc.*	30,094	3,614,590
Noble Corp. ADR — KY	25,231	2,585,168
Rowan Cos., Inc.	23,686	999,312
Schlumberger Ltd. ADR — NL	216,736	20,529,234
Smith International, Inc.	35,200	2,161,632
Transocean, Inc. ADR — KY*	58,107	6,243,597
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Energy Equipment & Services (continued)
Weatherford International Ltd. ADR — BM*	61,600	$3,408,328

		55,123,023

Entertainment (0.5%)
Walt Disney Co. (The)	376,740	12,432,420

		12,432,420

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	88,057	5,265,809
CVS Caremark Corp.	282,999	9,958,735
Kroger Co.	134,609	3,494,450
Safeway, Inc.	79,282	2,526,717
SUPERVALU, Inc.	35,279	1,470,076
SYSCO Corp.	110,233	3,514,228
Wal-Mart Stores, Inc.	452,182	20,777,763
Walgreen Co.	179,125	7,913,742
Whole Foods Market, Inc.	25,200	933,408

		55,854,928

Food Products (2.2%)
Archer-Daniels-Midland Co.	116,943	3,929,285
Campbell Soup Co.	38,432	1,415,451
ConAgra, Inc.	88,728	2,249,255
Dean Foods Co.	24,000	690,480
General Mills, Inc.	63,662	3,540,880
H.J. Heinz Co.	59,057	2,584,334
Hershey Foods Corp.	33,122	1,526,924
Kellogg Co.	48,242	2,499,418
Kraft Foods, Inc.	309,567	10,138,319
McCormick & Co.	23,346	797,499
PepsiCo, Inc.	301,274	19,769,600
Sara Lee Corp.	135,499	2,147,659
Tyson Foods, Inc., Class A	44,900	956,370
Wrigley (Wm.) Jr. Co., Class A	42,245	2,436,692

		54,682,166

Gas Utilities (0.1%)
NICOR, Inc.	7,505	295,772
Questar Corp.	30,900	1,591,041

		1,886,813

Health Care Equipment & Supplies (1.6%)
Bard (C.R.), Inc.	18,486	1,450,596
Bausch & Lomb, Inc.	8,545	546,282
Baxter International, Inc.	116,273	6,115,960
Becton, Dickinson & Co.	43,486	3,320,591
Boston Scientific Corp.*	209,918	2,760,422
Covidien Ltd.*	90,875	3,721,331
Hospira, Inc.*	27,946	1,080,672
Medtronic, Inc.	216,206	10,955,158
St. Jude Medical, Inc.*	64,022	2,761,909
Stryker Corp.	52,977	3,307,354
Varian Medical Systems, Inc.*	24,000	979,200
Zimmer Holdings, Inc.*	43,246	3,362,809

		40,362,284

Health Care Providers & Services (2.2%)
Aetna, Inc.	99,284	4,772,582
AmerisourceBergen Corp.	36,152	1,703,121
Cardinal Health, Inc.	73,997	4,863,823
CIGNA Corp.	61,983	3,200,802
Coventry Health Care, Inc.*	30,000	1,674,300
Express Scripts, Inc., Class A*	53,540	2,683,960
Humana, Inc.*	29,461	1,888,155
Laboratory Corp. of America Holdings*	22,800	1,683,780
Manor Care, Inc.	14,620	926,177
McKesson Corp.	53,347	3,081,323
Medco Health Solutions, Inc.*	52,526	4,268,788
Patterson Cos., Inc.*	24,200	868,054
Quest Diagnostics, Inc.	30,772	1,706,923
Tenet Healthcare Corp.*	81,787	423,656
UnitedHealth Group, Inc.	249,118	12,064,785
WellPoint, Inc.*	110,702	8,315,934

		54,126,163

Health Care Technology (0.0%)
IMS Health, Inc.	35,974	1,011,949

		1,011,949

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp. ADR — PA	79,463	3,521,006
Darden Restaurants, Inc.	25,976	1,105,798
Harrah’s Entertainment, Inc.	32,621	2,762,673
Hilton Hotels Corp.	68,487	3,027,810
International Game Technology	59,732	2,109,734
Marriott International, Inc., Class A	64,762	2,690,861
McDonald’s Corp.	219,541	10,509,428
Starbucks Corp.*	145,024	3,869,240
Starwood Hotels & Resorts Worldwide, Inc.	38,924	2,450,655
Wendy’s International, Inc.	19,436	680,843
Wyndham Worldwide Corp.*	36,029	1,212,376
YUM! Brands, Inc.	99,762	3,196,374

		37,136,798

Household Durables (0.5%)
Black & Decker Corp.	13,565	1,174,322
Centex Corp.	23,381	872,345
D. R. Horton, Inc.	47,200	770,304
Fortune Brands, Inc.	26,586	2,161,442
Harman International Industries, Inc.	11,600	1,345,600
KB Home	14,630	465,380
Leggett & Platt, Inc.	32,701	677,892
Lennar Corp., Class A	27,367	839,072
Newell Rubbermaid, Inc.	43,242	1,143,751
Pulte Corp.	39,382	761,648
Snap-on, Inc.	10,370	542,662
Stanley Works (The)	12,780	707,117
Whirlpool Corp.	14,617	1,492,542

		12,954,077

Household Products (1.9%)
Colgate-Palmolive Co.	98,308	6,488,328
Kimberly-Clark Corp.	82,487	5,548,900
Procter & Gamble Co. (The)	582,303	36,021,264

		48,058,492

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	118,093	2,320,527
Clorox Co. (The)	25,886	1,565,068
Constellation Energy Group	35,686	2,990,487
Dynegy, Inc.*	88,203	785,889
TXU Corp.	84,644	5,523,021

		13,184,992

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Industrial Conglomerates (3.0%)
General Electric Co.	1,891,232	$73,304,152
Textron, Inc.	22,146	2,500,062

		75,804,214

Insurance (4.3%)
ACE Ltd. ADR — KY	57,114	3,296,620
AFLAC, Inc.	87,513	4,561,177
Allstate Corp.	115,114	6,118,309
AMBAC Financial Group, Inc.	18,901	1,269,202
American International Group, Inc.	478,466	30,707,948
AON Corp.	52,227	2,091,169
Assurant, Inc.	19,200	973,824
Chubb Corp. (The)	73,162	3,688,096
Cincinnati Financial Corp.	31,089	1,218,689
Genworth Financial, Inc.	80,900	2,469,068
Hartford Financial Services Group, Inc. (The)	56,171	5,160,430
Lincoln National Corp.	51,656	3,115,890
Loews Corp.	81,513	3,863,716
Marsh & McLennan Cos., Inc.	95,493	2,630,832
MBIA, Inc.	27,376	1,535,794
MetLife, Inc.	135,479	8,158,545
Principal Financial Group, Inc.	49,807	2,808,617
Progressive Corp. (The)	137,800	2,891,044
Prudential Financial, Inc.	88,943	7,883,018
Safeco Corp.	21,751	1,271,781
Torchmark Corp.	18,531	1,140,398
Travelers Cos., Inc. (The)	123,415	6,267,014
UnumProvident Corp.	55,849	1,357,131
XL Capital Ltd., Class A — KY	32,746	2,549,604

		107,027,916

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	54,800	4,303,992
InterActiveCorp*	40,400	1,161,096

		5,465,088

Internet Software & Services (1.4%)
Akamai Technologies, Inc.*	32,000	1,086,720
eBay, Inc.*	209,376	6,783,782
Google, Inc., Class A*	40,040	20,420,400
Verisign, Inc.*	44,400	1,318,236
Yahoo!, Inc.*	221,848	5,157,966

		34,767,104

IT Services (0.9%)
Affiliated Computer Services, Inc., Class A*	22,041	1,182,720
Automatic Data Processing, Inc.	99,178	4,603,843
Cognizant Technology Solutions Corp.*	28,100	2,275,538
Computer Sciences Corp.*	30,681	1,708,318
Convergys Corp.*	24,782	472,097
Electronic Data Systems Corp.	90,312	2,437,521
Fidelity National Information Services, Inc.	29,700	1,474,011
First Data Corp.	135,952	4,321,914
Fiserv, Inc.*	32,266	1,594,586
Paychex, Inc.	68,552	2,836,682
Unisys Corp.*	58,862	476,193

		23,383,423

Leisure Equipment & Products (0.7%)
Brunswick Corp.	16,740	468,050
Eastman Kodak Co.	53,846	1,359,612
Hasbro, Inc.	30,821	863,604
Mattel, Inc.	70,023	1,604,227
Time Warner, Inc.	701,843	13,517,496

		17,812,989

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.*	73,576	3,841,403
Waters Corp.*	20,171	1,175,162

		5,016,565

Machinery (1.7%)
Caterpillar, Inc.	118,664	9,350,723
Cummins, Inc.	17,900	2,124,730
Danaher Corp.	43,947	3,281,962
Deere & Co.	43,146	5,195,641
Dover Corp.	36,256	1,849,056
Eaton Corp.	26,616	2,586,543
Illinois Tool Works, Inc.	76,094	4,188,975
Ingersoll Rand Co. Ltd., Class A ADR — BM	57,352	2,885,953
ITT Industries, Inc.	29,660	1,865,021
PACCAR, Inc.	44,394	3,632,317
Pall Corp.	20,491	850,786
Parker Hannifin Corp.	20,756	2,048,202
Terex Corp.*	18,500	1,595,625

		41,455,534

Manufacturing (0.7%)
3M Co.	134,989	12,003,222
Tyco International Ltd.	90,875	4,297,479

		16,300,701

Media (2.1%)
CBS Corp., Class A	100	3,166
CBS Corp., Class B	136,337	4,324,610
Clear Channel Communications, Inc.	94,500	3,487,050
Comcast Corp., Class A*	528,012	13,870,875
Comcast Corp., Special Class A*	43,950	1,150,172
DIRECTV Group, Inc.*	140,900	3,157,569
Dow Jones & Co., Inc.	12,180	698,888
E.W. Scripps Co., Class A	14,700	602,259
Gannett Co.	42,676	2,129,533
Interpublic Group Cos., Inc. (The)*	73,078	766,588
McGraw-Hill Cos., Inc. (The)	65,202	3,944,721
Meredith Corp.	7,835	442,599
New York Times Co., Class A	25,806	589,925
News Corp.	424,400	8,963,328
Omnicom Group, Inc.	64,182	3,329,120
Tribune Co.	16,539	462,431
Viacom, Inc., Class A*	100	3,847
Viacom, Inc., Class B*	127,437	4,880,837

		52,807,518

Metals & Mining (0.9%)
Alcoa, Inc.	154,526	5,902,893
Allegheny Technologies, Inc.	19,575	2,054,005
Freeport-McMoRan Copper & Gold, Inc., Class B	71,114	6,683,294
Newmont Mining Corp.	88,332	3,687,861
Nucor Corp.	57,160	2,869,432
U.S. Steel Corp.	22,031	2,165,427

		23,362,912

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Multi-Utilities (1.0%)
Ameren Corp.	42,956	$2,061,029
CenterPoint Energy, Inc.	55,742	918,628
CMS Energy Corp.	43,256	699,017
Consolidated Edison, Inc.	45,926	2,006,048
Detroit Edison Co.	33,191	1,539,399
Dominion Resources, Inc.	61,194	5,153,759
KeySpan Corp.	27,491	1,142,251
NiSource, Inc.	44,658	851,628
PG&E Corp.	63,572	2,721,517
Public Service Enterprise Group, Inc.	47,011	3,913,196
Sempra Energy	44,081	2,323,950
TECO Energy, Inc.	49,081	792,167
Xcel Energy, Inc.	72,387	1,469,456

		25,592,045

Multiline Retail (1.0%)
Big Lots, Inc.*	21,051	544,379
Dillard’s, Inc.	12,990	388,271
Family Dollar Stores, Inc.	27,606	817,690
J.C. Penney Co., Inc.	42,581	2,897,211
Kohl’s Corp.*	58,897	3,580,938
Macy’s, Inc.	88,852	3,204,892
Nordstrom, Inc.	40,692	1,936,125
Sears Holdings Corp.*	16,461	2,251,700
Target Corp.	154,690	9,369,573

		24,990,779

Office Electronics (0.1%)
Xerox Corp.*	166,054	2,899,303

		2,899,303

Oil, Gas & Consumable Fuels (8.5%)
Anadarko Petroleum Corp.	82,976	4,176,182
Apache Corp.	64,424	5,202,238
Chesapeake Energy Corp.	81,400	2,770,856
Chevron Corp.	396,943	33,843,360
ConocoPhillips	302,356	24,442,459
CONSOL Energy, Inc.	31,000	1,291,150
Devon Energy Corp.	79,508	5,932,092
El Paso Corp.	116,913	1,946,601
EOG Resources, Inc.	43,182	3,027,058
Exxon Mobil Corp.	1,041,061	88,625,523
Hess Corp.	46,160	2,824,992
Marathon Oil Corp.	131,924	7,282,205
Murphy Oil Corp.	30,700	1,904,628
Occidental Petroleum Corp.	153,454	8,703,911
Peabody Energy Corp.	49,100	2,074,966
Spectra Energy Corp.	111,540	2,840,924
Sunoco, Inc.	25,020	1,669,334
Valero Energy Corp.	99,884	6,693,227
Williams Cos., Inc. (The)	103,438	3,335,876
XTO Energy, Inc.	65,199	3,555,302

		212,142,884

Paper & Forest Products (0.3%)
International Paper Co.	83,458	3,093,788
MeadWestvaco Corp.	32,547	1,059,080
Weyerhaeuser Co.	43,801	3,120,383

		7,273,251

Personal Products (0.2%)
Avon Products, Inc.	82,317	2,964,235
Estee Lauder Co., Inc. (The), Class A	21,500	967,930

		3,932,165

Pharmaceuticals (5.9%)
Abbott Laboratories	287,863	14,591,776
Allergan, Inc.	53,532	3,111,815
Barr Pharmaceuticals, Inc.*	18,200	932,204
Bristol-Myers Squibb Co.	378,140	10,742,957
Eli Lilly & Co.	185,691	10,044,026
Forest Laboratories, Inc., Class A*	59,032	2,373,086
Johnson & Johnson	536,525	32,459,763
King Pharmaceuticals, Inc.*	43,323	736,924
Merck & Co., Inc.	398,576	19,789,298
Mylan Laboratories, Inc.	41,151	659,651
Pfizer, Inc.	1,303,434	30,643,733
Schering-Plough Corp.	276,127	7,880,665
Watson Pharmaceutical, Inc.*	18,306	556,869
Wyeth	251,072	12,182,013

		146,704,780

Real Estate Investment Trusts (REITs) (1.0%)
Apartment Investment & Management Co.	19,040	804,440
Archstone-Smith Trust	35,200	2,020,832
AvalonBay Communities, Inc.	13,800	1,489,986
Boston Properties, Inc.	19,400	1,833,106
Developers Diversified Realty Corp.	27,500	1,320,000
Equity Residential Property Trust	48,311	1,923,261
General Growth Properties, Inc.	47,300	2,269,454
Host Hotels & Resorts, Inc.	99,700	2,105,664
Kimco Realty Corp.	35,900	1,340,147
Plum Creek Timber Co., Inc.	31,961	1,242,004
Public Storage, Inc.	21,500	1,506,935
Simon Property Group, Inc.	41,301	3,573,776
Vornado Realty Trust	26,200	2,804,186

		24,233,791

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	33,600	1,173,312

		1,173,312

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	65,252	5,359,799
CSX Corp.	85,012	4,030,419
Norfolk Southern Corp.	73,637	3,960,198
Ryder System, Inc.	11,105	603,779
Union Pacific Corp.	48,116	5,732,540

		19,686,735

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	95,442	1,292,285
Altera Corp.	63,982	1,484,382
Analog Devices, Inc.	63,357	2,246,006
Applied Materials, Inc.	257,219	5,669,107
Broadcom Corp.*	83,496	2,739,504
Intel Corp.	1,060,538	25,049,907
KLA-Tencor Corp.	40,821	2,318,225
Linear Technology Corp.	46,167	1,645,853
LSI Logic Corp.*	134,482	968,270
Maxim Integrated Products, Inc.	58,014	1,839,044
MEMC Electronic Materials, Inc.*	43,000	2,636,760
Micron Technology, Inc.*	130,068	1,543,907
National Semiconductor Corp.	58,677	1,525,015
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Novellus Systems*	23,721	$676,523
NVIDIA Corp.*	64,022	2,929,647
Teradyne, Inc.*	33,401	524,062
Texas Instruments, Inc.	277,559	9,767,301
Xilinx, Inc.	60,522	1,513,050

		66,368,848

Software (3.1%)
Adobe Systems, Inc.*	104,042	4,191,852
Autodesk, Inc.*	39,462	1,672,005
BMC Software, Inc.*	38,456	1,104,456
C.A., Inc.	84,038	2,107,673
Citrix Systems, Inc.*	29,871	1,080,434
Compuware Corp.*	66,307	618,644
Electronic Arts, Inc.*	58,107	2,826,325
Intuit, Inc.*	62,862	1,800,368
Microsoft Corp.	1,554,689	45,070,434
Novell, Inc.*	61,672	413,819
Oracle Corp.*	733,838	14,030,983
Symantec Corp.*	181,974	3,493,901

		78,410,894

Specialty Retail (2.0%)
Abercrombie & Fitch Co.	18,000	1,258,200
AutoNation, Inc.*	35,280	687,254
AutoZone, Inc.*	11,310	1,434,221
Bed Bath & Beyond, Inc.*	48,602	1,683,573
Best Buy Co., Inc.	72,415	3,228,985
Circuit City Stores, Inc.	29,736	353,858
Coach, Inc.*	65,600	2,982,176
Gap, Inc. (The)	104,240	1,792,928
Home Depot, Inc. (The)	375,367	13,952,391
Limited, Inc. (The)	63,228	1,526,956
Lowe’s Cos., Inc.	273,098	7,649,475
Nike, Inc.	70,272	3,966,855
Office Depot, Inc.*	51,062	1,274,508
OfficeMax, Inc.	15,910	523,121
RadioShack Corp.	25,371	637,573
Sherwin Williams Co.	21,886	1,525,235
Staples, Inc.	129,572	2,982,748
Tiffany & Co.	21,586	1,041,525
TJX Cos., Inc.	82,268	2,282,937

		50,784,519

Textiles, Apparel & Luxury Goods (0.1%)
Jones Apparel Group, Inc.	20,891	521,439
Liz Claiborne, Inc.	18,711	657,505
Polo Ralph Lauren Corp.	11,600	1,036,460
V.F. Corp.	17,206	1,476,103
		3,691,507
Thrifts & Mortgage Finance (1.2%)
Countrywide Credit Industries, Inc.	109,192	3,075,939
Fannie Mae	174,575	10,446,568
Freddie Mac	126,338	7,235,377
Hudson City Bancorp, Inc.	93,700	1,145,014
MGIC Investment Corp.	18,460	713,664
Sovereign Bancorp	62,595	1,198,068
Washington Mutual, Inc.	169,711	6,369,254

		30,183,884

Tobacco (1.2%)
Altria Group, Inc.	385,943	25,653,631

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Tobacco (continued)
Reynolds American, Inc.	33,690	$2,060,817
UST, Inc.	28,681	1,535,868

		29,250,316

Trading Companies & Distributors (0.0%)
Grainger (W.W.), Inc.	14,025	1,225,224

		1,225,224

Wireless Telecommunication Services (0.6%)
ALLTEL Corp.	70,467	4,647,299
Sprint Nextel Corp.	532,714	10,936,618

		15,583,917

Total Common Stocks (Cost $1,996,870,992)		2,391,350,298

REPURCHASE AGREEMENTS (4.5%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $112,547,276 collateralized by U.S. Government Agency Mortgages with a market value of $114,781,802	$112,531,178	112,531,178

Total Investments
(Cost $2,109,402,170) (a) — 100.0%		2,503,881,476

Liabilities in excess of other assets — 0.0%		(1,040,554)

NET ASSETS — 100.0%		$2,502,840,922

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BM	Bermuda

KY	Cayman Islands

NL	Netherlands

PA	Panama
As of July 31, 2007, the Fund’s open long futures contracts were as follows:

Number			Market Value	Unrealized
of Contracts	Long Contracts	Expiration	Covered By Contracts	Appreciation/Depreciation
316	S&P Emini Futures	09/21/07	115,490,100	(4,866,718)

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (90.3%)
Aerospace & Defense (1.4%)
AAR Corp.*	11,268	$336,124
Aerovironment, Inc.*	700	13,713
Argon St., Inc.*(a)	5,140	107,632
Ceradyne, Inc.*	7,340	547,784
Cubic Corp.	3,246	89,362
Curtiss-Wright Corp.	12,048	524,931
Dyncorp International, Inc.*	8,300	176,873
EDO Corp.	5,679	187,691
Esterline Technologies Corp.*	6,361	294,451
Gencorp, Inc.*	14,274	168,719
Geoeye, Inc.*	3,600	74,700
HEICO Corp.	6,948	279,032
Hexcel Corp.*	24,975	542,957
Innovative Solutions and Support, Inc.*(a)	4,002	71,356
Ionatron, Inc.*	9,620	31,457
Ladish Co., Inc.*	4,900	237,601
Moog, Inc., Class A*	10,263	439,462
MTC Technologies, Inc.*	2,162	47,240
Orbital Sciences Corp.*	16,122	341,625
Stanley, Inc.*	400	7,128
Taser International, Inc.*	19,116	291,901
Teledyne Technologies, Inc.*	10,463	464,243
Triumph Group, Inc.	4,705	358,568
United Industrial Corp.	2,900	183,164

		5,817,714

Air Freight & Logistics (0.4%)
ABX Air, Inc.*	14,400	104,688
Atlas Air Worldwide Holdings, Inc.*	4,400	238,524
Dynamex, Inc.*	2,360	56,687
EGL, Inc.*	8,773	413,823
Forward Air Corp.	8,491	289,289
HUB Group, Inc., Class A*	10,515	357,720
Pacer International, Inc.	10,024	220,628

		1,681,359

Airlines (0.4%)
AirTran Holdings, Inc.*	24,819	244,219
Alaska Air Group, Inc.*	10,688	249,351
Allegiant Travel Co.*	600	17,634
ExpressJet Holdings, Inc.*	9,546	49,926
JetBlue Airways Corp.*	53,000	522,050
Midwest Air Group, Inc.*	4,700	65,518
Pinnacle Airlines Corp.*	5,700	91,884
Republic Airways Holdings, Inc.*	8,600	165,894
SkyWest, Inc.	19,058	425,184

		1,831,660

Auto Components (1.0%)
Aftermarket Technology Corp.*	5,936	180,158
American Axle & Manufacturing Holdings, Inc.	12,145	293,909
Amerigon, Inc.*	7,600	122,132
ArvinMeritor, Inc.	19,379	384,286
Cooper Tire & Rubber Co.	16,768	385,496
Drew Industries, Inc.*	4,198	146,006
GenTek, Inc.*	2,400	71,064
Hayes Lemmerz International, Inc.*	31,100	149,280
Hayes Lemmerz International, Inc.*	110	0
Lear Corp.*	20,690	694,770
LKQ Corp.*	14,200	403,706
Modine Manufacturing Co.	8,340	213,504
Noble International Ltd.	4,505	84,559
Raser Technologies, Inc.*(a)	6,300	67,662
RSC Holdings, Inc.*	3,900	82,797
Sauer-Danfoss, Inc.	1,838	50,086
Spartan Motors, Inc.	7,800	95,238
Standard Motor Products, Inc.	2,300	28,635
Superior Industries International, Inc.	7,785	144,022
Tenneco Automotive, Inc.*	12,570	443,721
Visteon Corp.*	35,220	226,112

		4,267,143

Automobiles (0.1%)
Fleetwood Enterprises, Inc.*(a)	17,361	164,235
Midas, Inc.*	4,000	72,680
Monaco Coach Corp.	8,339	116,329
Winnebago Industries, Inc.	8,553	230,760

		584,004

Banks (0.3%)
Flushing Financial Corp.	5,850	87,282
FNB Corp.	14,689	220,482
Hancock Holding Co.	7,292	257,918
Oritani Financial Corp.*	900	11,925
Park National Corp.(a)	2,941	233,663
Susquehanna Bancshares, Inc.	16,571	286,678

		1,097,948

Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,555	144,902
Coca-Cola Bottling Co.	800	41,688
Jones Soda Co.*	8,900	124,778
MGP Ingredients, Inc.	3,600	58,500
National Beverage Corp.	1,932	19,320

		389,188

Biotechnology (1.9%)
Acorda Theraputics, Inc.*	4,400	73,832
Affymax, Inc.*	500	11,935
Alkermes, Inc.*	26,057	371,052
ARIAD, Inc.*	25,114	110,250
Arqule, Inc.*	5,200	29,536
Array BioPharma, Inc.*	10,700	107,535
Bio-Rad Laboratories, Inc., Class A*	4,815	357,080
Bio-Reference Laboratories, Inc.*	3,400	86,972
Biomimetic Therapeutics, Inc.*	4,600	66,378
C.V. Therapeutics, Inc.*	18,344	181,789
Cambrex Corp.	7,824	106,876
Celera Genomics Group*	19,373	232,864
Cell Genesys, Inc.*	24,617	84,683
Cepheid, Inc.*	17,190	253,553
Cytokinetics, Inc.*	6,200	31,000
Cytrx Corp.*	22,600	68,478
Dendreon Corp.*(a)	27,178	206,825
Exelixis, Inc.*	24,540	237,793
FEI Co.*	10,868	311,694
Genomic Health, Inc.*	2,400	47,760
GenVec, Inc.*	28,400	52,256
Geron Corp.*	23,217	146,267
Halozyme Therapeutics, Inc.*	14,600	117,384
Human Genome Sciences, Inc.*	40,965	317,888
Immunomedics, Inc.*	22,000	63,360
Incyte Genomics, Inc.*	24,929	132,622
InterMune, Inc.*	8,283	176,842
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Biotechnology (continued)
Kosan Biosciences, Inc.*	7,000	$29,120
Mannkind Corp.*(a)	9,200	97,152
Martek Biosciences Corp.*(a)	8,805	225,584
Maxygen, Inc.*	5,709	46,528
Medarex, Inc.*(a)	36,142	511,771
Medivation, Inc.*	7,300	119,793
Metabolix, Inc.*	3,100	68,169
Myriad Genetics, Inc.*	11,644	435,253
Nektar Therapeutics*(a)	28,895	220,469
Neurocrine Biosciences, Inc.*(a)	12,035	122,396
Neurogen Corp.*	5,000	21,150
Novacea, Inc.*	4,500	35,730
Orexigen Therapeutics, Inc.*	200	2,966
Orthofix International N.V.*	3,700	159,322
Osiris Therapeutics, Inc.*	1,200	14,616
Pharmion Corp.*	7,865	191,591
Protalix Biotherapeutics, Inc.*	7,600	102,296
Regeneration Technologies, Inc.*	10,700	114,704
Seattle Genetics, Inc.*	8,800	83,864
Senomyx, Inc.*	10,300	114,227
Sonic Innovations, Inc.*	10,500	88,410
Tanox, Inc.*(a)	6,755	131,723
Telik, Inc.*(a)	18,406	50,248
Tercica, Inc.*	4,200	20,202
United Therapeutics Corp.*	6,412	444,736
Vivus, Inc.*	11,400	64,752
XOMA Ltd.*	27,300	56,238
Zymogenetics, Inc.*	8,454	97,728

		7,655,242

Building Products (0.5%)
Aaon, Inc.	1,500	44,865
American Woodmark Corp.	4,035	121,252
Ameron International Corp.	2,900	283,707
Apogee Enterprises, Inc.	9,250	238,280
Builders FirstSource, Inc.*	3,100	45,446
Goodman Global, Inc.*	9,000	217,080
Griffon Corp.*	9,560	167,969
Insteel Industries, Inc.	5,000	96,850
NCI Building Systems, Inc.*	6,094	294,706
PGT, Inc.*	900	9,261
Simpson Manufacturing Co., Inc.	9,318	315,228
Trex Co., Inc.*	4,700	78,490
Universal Forest Products, Inc.	5,506	217,817

		2,130,951

Capital Markets (1.3%)
ACA Capital Holdings, Inc.*	200	1,170
Apollo Investment Corp.	29,882	630,211
Ares Capital Corp.(a)	18,901	294,667
Calamos Asset Management, Inc.	7,800	192,660
Capital Southwest Corp.	815	110,465
Cohen & Steers, Inc.	4,150	142,968
Cowen Group, Inc.*	2,600	37,336
Evercore Partners, Inc.	1,100	26,444
FCStone Group, Inc.*	2,200	105,710
Freedom Acquisition Holdings, Inc.*	16,920	179,014
GAMCO, Investors, Inc., Class A	1,568	81,442
Gladstone Capital Corp.(a)	3,128	62,341
Greenhill & Co., Inc.	4,700	272,600
Hercules Technology Growth Capital, Inc.	9,400	115,338
KBW, Inc.*	6,900	173,259
Knight Capital Group, Inc., Class A*	30,575	432,330
Kohlberg Capital Corp.	3,600	56,232
Labranche & Co., Inc.*	12,306	79,620
Marketaxess Holdings, Inc.*	8,400	139,524
MCG Capital Corp.	19,898	287,924
MVC Capital, Inc.	8,500	137,445
optionsXpress Holdings, Inc.	10,800	270,108
Penson Worldwide, Inc.*	2,800	49,420
Piper Jaffray Cos.*	5,079	243,386
Sanders Morris Harris Group, Inc.	2,553	25,070
Stifel Financial Corp.*(a)	4,633	256,066
SWS Group, Inc.	7,025	123,991
Technology Investment Capital Corp.	3,600	49,356
Thomas Weisel Partners Group, Inc.*	4,130	57,407
TradeStation Group, Inc.*	10,400	109,928
Waddell & Reed Financial, Inc.	22,940	578,317

		5,321,749

Chemicals (1.9%)
A. Schulman, Inc.	9,208	213,810
American Vanguard Corp.(a)	3,233	40,736
Arch Chemicals, Inc.	5,650	199,897
Balchem Corp.	3,565	60,641
C.F. Industries Holdings, Inc.	15,000	862,200
Calgon Carbon Corp.*(a)	12,748	140,228
Ferro Corp.	13,517	302,105
Flotek Industries, Inc.*	5,800	172,492
Fuller (H. B.) Co.	16,300	450,369
Georgia Gulf Corp.	10,876	176,082
Hercules, Inc.*	34,568	717,632
Innophos Holdings, Inc.	3,400	39,644
Innospec, Inc.	6,544	180,156
Koppers Holdings, Inc.	3,900	115,323
Kronos Worldwide, Inc.	652	15,250
Landec Corp.*	3,600	41,436
LSB Industries, Inc.*	5,200	101,348
Minerals Technologies, Inc.	5,835	377,350
N.L. Industries, Inc.(a)	1,928	19,010
Newmarket Corp.	4,175	193,845
O.M. Group, Inc.*	8,100	392,364
Olin Corp.	19,998	417,358
Pioneer Cos., Inc.*	3,940	136,324
PolyOne Corp.*	24,288	182,646
Rockwood Holdings, Inc.*	8,700	300,933
Sensient Technologies Corp.	12,754	323,952
Shengdatech, Inc.*	13,000	65,910
Spartech Corp.	7,988	176,135
Stepan Co.	1,700	46,903
Symyx Technologies, Inc.*	11,559	103,106
Terra Industries, Inc.*	25,200	618,156
Tronox, Inc.	1,500	17,835
Tronox, Inc., Class B	7,800	89,622
W.R. Grace & Co.*	19,000	392,350
Zoltek Cos., Inc.*	5,900	276,710

		7,959,858

Commercial Banks (4.9%)
1st Source Corp.	2,240	45,853
Alabama National Bancorp	5,441	290,386
Amcore Financial, Inc.	7,195	173,759
Americanwest Bancorp(a)	4,680	71,370
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Commercial Banks (continued)
Ameris Bancorp	3,428	$61,190
BancFirst Corp.	1,400	56,574
Banco Latinoamericano de Exportaciones, S.A. — PA	5,600	104,160
Bancorp, Inc. (The)*	4,705	86,948
Bank of the Ozarks, Inc.	3,316	93,677
BankFinancial Corp.	6,200	85,560
Banner Corp.	4,487	137,392
Boston Private Financial Holdings, Inc.	11,965	304,988
Capital City Bank Group, Inc.(a)	2,337	70,016
Capital Corp. of the West	2,560	45,030
Capitol Bancorp Ltd.	3,885	87,257
Cascade Bancorp(a)	8,018	174,873
Cathay General Bancorp, Inc.	13,913	425,877
Centennial Bank Holdings, Inc.*	15,000	98,100
Center Financial Corp.	3,480	51,713
Central Pacific Financial Corp.	7,605	214,537
Chemical Financial Corp.	6,771	147,472
Chittenden Corp.	12,491	417,824
Citizens Banking Corp.	23,601	379,976
City Holding Co.	4,662	153,147
Cobiz, Inc.	4,974	76,898
Columbia Banking System, Inc.	4,409	111,989
Community Bancorp*	3,000	70,230
Community Bank System, Inc.	7,509	135,087
Community Banks, Inc.(a)	5,507	143,292
Community Trust Bancorp, Inc.	4,211	120,771
CVB Financial Corp.(a)	16,440	160,948
Enterprise Financial Services Corp.	1,200	24,024
First Bancorp(a)	3,264	59,046
First BanCorp. Puerto Rico(a)	20,410	187,772
First Charter Corp.	9,583	176,615
First Commonwealth Financial Corp.(a)	17,366	164,630
First Community Bancorp	8,017	402,614
First Community Bankshares, Inc.	2,020	54,338
First Financial Bancorp(a)	9,046	110,633
First Financial Bankshares, Inc.	4,874	176,634
First Financial Corp.(a)	3,594	84,387
First Indiana Corp.	5,155	161,609
First Merchants Corp.	3,655	74,014
First Midwest Bancorp, Inc.	15,152	498,349
First Regional Bancorp*	3,920	84,319
First Republic Bancorp, Inc.	7,938	434,605
First South Bancorp, Inc.(a)	960	24,691
First State Bancorp	7,181	123,944
FirstMerit Corp.	24,300	445,419
Frontier Financial Corp.(a)	10,614	227,352
Glacier Bancorp, Inc.(a)	13,163	250,755
Great Southern Bancorp, Inc.(a)	1,976	49,696
Greater Bay Bancorp	14,802	397,878
Greene County Bancshares, Inc.	3,600	119,016
Hanmi Financial Corp.	11,428	165,706
Harleysville National Corp.(a)	7,875	116,077
Heartland Financial U.S.A., Inc.	2,450	41,748
Heritage Commerce Corp.(a)	3,200	63,520
Home Bancshares, Inc.	1,500	29,685
Horizon Financial Corp.	4,550	88,952
Iberiabank Corp.	3,625	152,757
Independent Bank Corp.	4,910	133,012
Independent Bank Corp., Michigan	8,484	102,826
Integra Bank Corp.	6,698	120,832
International Bancshares Corp.	13,220	291,237
Investors Bancorp, Inc.*	12,500	150,375
Irwin Financial Corp.	5,145	60,299
Lakeland Bancorp, Inc.	2,511	27,972
Lakeland Financial Corp.	2,500	56,725
M.B. Financial, Inc.	11,481	366,014
Macatawa Bank Corp.(a)	4,790	55,085
Mainsource Financial Group, Inc.(a)	4,737	73,802
Midwest Banc Holding, Inc.(a)	4,340	61,975
Nara Bankcorp, Inc.	8,354	123,305
National Penn Bancshares, Inc.(a)	11,369	168,034
NBT Bancorp, Inc.	7,974	144,250
Old National Bancorp(a)	20,540	295,776
Old Second Bancorp, Inc.	4,884	134,554
Omega Financial Corp.(a)	2,233	53,503
Oriental Financial Group — PR	9,304	82,992
Pacific Capital Bancorp	13,211	276,110
Peoples Bancorp, Inc.	2,635	59,077
Preferred Bank	2,450	94,080
PrivateBancorp, Inc.	6,602	178,254
Prosperity Bancshares, Inc.	9,670	273,854
Provident Bankshares Corp.	10,023	287,660
Renasant Corp.	3,093	59,324
Republic Bancorp, Inc., Class A	1,768	27,298
Royal Bancshares of Pennsylvania, Inc., Class A	469	8,691
S&T Bancorp, Inc.(a)	6,201	192,727
S.Y. Bancorp, Inc.(a)	1,930	45,181
Sandy Spring Bancorp, Inc.	4,256	114,657
Santander Bancorp — PR	242	2,868
SCBT Financial Corp.(a)	1,428	41,612
Seacoast Banking Corp. of Florida(a)	5,625	90,169
Security Bank Corp.(a)	4,400	62,216
Sierra Bancorp	500	13,425
Signature Bank*	8,013	247,522
Simmons First National Corp., Class A	2,843	65,645
South Financial Group, Inc.	22,600	487,256
Southside Bancshares, Inc.(a)	2,989	57,661
Southwest Bancorp	4,100	80,975
Sterling Bancorp	7,726	112,413
Sterling Bancshares, Inc.	24,742	257,564
Sterling Financial Corp.(a)	9,965	166,714
Sterling Financial Corp. (Spokane)(a)	13,924	316,214
Suffolk Bancorp	2,683	75,607
Sun Bancorp, Inc.*	3,317	50,120
Superior Bancorp.*	9,400	81,028
SVB Financial Group*	10,345	544,975
Taylor Capital Group, Inc.	1,600	43,424
Texas Capital Bancshares, Inc.*	8,320	165,235
Tompkins Trustco, Inc.	1,762	56,032
Trico Bancshares	2,424	49,013
Trustmark Corp.	13,520	338,406
UCBH Holdings, Inc.	30,175	496,077
UMB Financial Corp.	8,370	312,536
Umpqua Holdings Corp.	18,378	349,550
Union Bankinghares Corp.(a)	2,795	54,251
United Bankinghares, Inc.	11,065	308,160
United Community Banks, Inc.(a)	9,976	233,937
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Commercial Banks (continued)
United Security Bancshares	4,200	$58,758
Univest Corp. of Pennsylvania	1,680	32,357
USB Holding Co., Inc.	2,515	60,511
Virginia Commerce Bancorp, Inc.*	6,186	90,254
W Holding Co., Inc.(a)	24,280	53,659
Washington Trust Bancorp	3,140	74,449
WesBanco, Inc.	6,800	149,940
West America Bankcorp(a)	9,412	385,233
West Coast Bancorp	3,100	81,158
Western Alliance Bancorp*(a)	3,100	81,561
Wilshire Bankcorp, Inc.	4,596	47,201
Wintrust Financial Corp.	7,497	295,457
Yardville National Bancorp	2,168	70,980

		20,349,283

Commercial Services & Supplies (4.1%)
ABM Industries, Inc.	12,378	311,430
Acco Brands Corp.*	13,200	272,976
Administaff, Inc.	6,319	206,631
Advisory Board Co. (The)*	5,700	293,493
Ambassadors International	3,400	95,234
American Ecology Corp.	4,400	89,672
American Reprographics Co.*	8,100	201,852
Amper Corp.	500	20,600
Barrett Business Services, Inc.	3,500	88,340
Bowne & Co., Inc.	9,688	167,990
Brady Corp., Class A	12,889	450,986
Casella Waste Systems, Inc., Class A*	9,337	103,921
CBIZ, Inc.*	12,843	87,461
CDI Corp.	4,721	133,557
Cenveo, Inc.*	14,550	305,695
Clean Harbors, Inc.*	5,100	244,953
CompX International, Inc.	200	3,282
Comsys IT Partners, Inc.*	4,490	81,538
Consolidated Graphics, Inc.*	2,814	185,471
Cornell Cos., Inc.*	3,300	72,732
CoStar Group, Inc.*	5,165	263,415
CRA International, Inc.*	3,931	187,469
Deluxe Corp.	14,100	532,416
Diamond Management & Technology Consultants, Inc.	7,700	83,237
Ennis, Inc.	6,100	123,098
Exponet, Inc.*	5,100	116,127
First Advantage Corp., Class A*	2,636	52,957
FTI Consulting, Inc.*	10,975	450,304
Fuel Tech, Inc.*	4,000	111,880
G & K Services, Inc., Class A	5,822	216,928
Geo Group, Inc. (The)*	13,644	377,393
Healthcare Services Group, Inc.	8,300	230,076
Herman Miller, Inc.	19,000	580,070
Hudson Highland Group, Inc.*	6,950	114,675
Huron Consulting Group, Inc.*	5,100	346,443
ICT Group, Inc.*	2,200	34,738
IHS, Inc., Class A*	8,100	384,102
IKON Office Solutions, Inc.	28,920	400,831
Interface, Inc.	17,355	319,853
Kelly Services, Inc.	6,840	169,974
Kenexa Corp.*	7,700	275,506
Kforce, Inc.*	8,175	118,456
Knoll, Inc.	11,900	235,739
Korn/Ferry International*	11,579	273,612
Labor Ready, Inc.*	13,969	329,110
Layne Christensen Co.*	4,640	209,589
LECG Corp.*	8,400	117,348
M & F Worldwide Corp.*	3,300	192,522
Manhattan Associates, Inc.*	7,340	204,566
McGrath Rentcorp	5,706	170,723
Mine Safety Appliances Co.(a)	7,687	350,912
Mobile Mini, Inc.*	11,029	315,099
Multi-Color Corp.	1,300	49,192
Navigant Consulting, Inc.*	15,669	246,787
Odyssey Marine Exploration, Inc.*	15,800	81,686
On Assignment, Inc.*	9,500	95,285
PeopleSupport, Inc.*	6,400	59,392
PHH Corp.*	13,920	405,629
Pike Electric Corp.*	4,800	95,280
Resources Connection, Inc.*	14,955	485,589
Rollins, Inc.	7,661	182,332
SAIC, Inc.*	26,870	450,341
Schawk, Inc., Class A(a)	4,045	77,259
School Specialty, Inc.*	6,108	210,359
Spherion Corp.*	15,267	134,808
Standard Parking Corp.*	600	18,990
Standard Register Co.	3,851	51,757
Steiner Leisure Ltd. — BS*	5,200	217,620
Taleo Corp., Class A*	5,800	124,758
Team, Inc.*	2,000	94,020
TeleTech Holdings, Inc.*	10,711	314,154
Tetra Technology, Inc.*	18,007	378,687
United Stationers, Inc.*	8,401	535,480
Viad Corp.	5,485	197,186
Volt Information Sciences, Inc.*	3,657	56,976
Waste Connections, Inc.*	19,434	602,454
Waste Industries U.S.A., Inc.	1,100	35,123
Waste Services, Inc.*(a)	5,299	54,050
Watson Wyatt Worldwide, Inc.	11,185	498,292

		17,060,468

Communications Equipment (2.3%)
3COM Corp.*	115,690	462,760
Acme Packet, Inc.*	3,700	40,885
Adtran, Inc.	17,905	467,141
Anaren, Inc.*	5,393	92,975
Andrew Corp.*	42,300	594,738
Arris Group, Inc.*	29,633	439,161
Avanex Corp.*	39,800	67,660
Avocent Corp.*	15,000	410,250
Bel Fuse, Inc., Class B	3,249	98,250
Bigband Networks, Inc.*	1,600	20,800
Black Box Corp.	4,677	188,249
C-COR, Inc.*	13,900	186,955
Comtech Group, Inc.*	4,600	65,412
Comtech Telecommunications Corp.*	7,070	307,333
Digi International, Inc.*	5,100	72,828
Ditech Networks, Inc.*	8,320	62,067
Dycom Industries, Inc.*	11,096	310,133
EMS Technologies*	4,200	92,274
Extreme Networks, Inc.*	34,362	139,510
Finisar Corp.*	67,480	244,952
Foundry Networks, Inc.*	42,700	751,093
Harmonic, Inc.*	24,784	219,834
Harris Stratex Networks, Inc., Class A*	6,850	116,587
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Communications Equipment (continued)
Inter-Tel, Inc.	5,951	$147,704
Interactive Intelligence, Inc.*	2,300	47,587
Ixia*	9,536	89,257
Loral Space & Communications, Inc.*	2,600	107,614
MasTec, Inc.*	9,946	135,962
MRV Communications, Inc.*	34,495	91,412
NEON Communications, Inc.*	125	0
Netgear, Inc.*	10,230	282,962
Network Equipment Technologies, Inc.*	4,200	39,648
Ntelos Holding Corp.	6,260	167,768
Oplink Communications, Inc.*	6,656	107,628
OpNext, Inc.*	3,600	43,956
Optium Corp.*	1,700	12,563
Orbcomm, Inc.*	5,600	85,904
Packeteer, Inc.*	11,629	80,008
Plantronics, Inc.	12,941	362,607
Polycom, Inc.*	26,800	829,996
Powerwave Technologies, Inc.*(a)	35,405	231,549
Seachange International, Inc.*	4,300	30,014
Sirenza Microdevices, Inc.*	10,200	115,872
Sonus Networks, Inc.*	68,550	468,882
Sycamore Networks, Inc.*	42,518	176,875
Symmetricom, Inc.*(a)	12,585	93,884
Tekelec*	16,810	215,336
U.T. Starcom, Inc.*(a)	29,925	96,358
ViaSat, Inc.*	6,623	189,616

		9,702,809

Computers & Peripherals (1.1%)
Adaptec, Inc.*	32,530	113,855
Avid Technology, Inc.*	11,800	378,780
Cray, Inc.*	11,100	80,475
Electronics for Imaging, Inc.*	17,333	455,165
Emulex Corp.*	22,440	444,312
Gateway, Inc.*	83,161	118,089
Hurco Co., Inc.*	1,000	46,580
Hutchinson Technology, Inc.*	8,596	172,436
Hypercom Corp.*	18,730	96,272
Imation Corp.	10,400	325,312
Immersion Corp.*	9,300	144,987
Integral Systems, Inc.	1,945	45,707
Intermec, Inc.*	15,491	397,034
Komag, Inc.*	7,506	240,267
LivePerson, Inc.*	7,600	39,824
Palm, Inc.*(a)	29,785	444,392
Quantum Corp.*	45,902	129,903
Rackable Systems, Inc.*	10,345	125,174
Rimage Corp.*	1,700	40,868
Silicon Graphics, Inc.*	700	16,674
Smart Modular Technologies — KY*	11,900	146,251
STEC, Inc.*	5,700	41,895
Stratasys, Inc.*	3,100	136,431
Synaptics, Inc.*	7,857	275,938

		4,456,621

Construction & Engineering (0.9%)
Aecom Technology Corp.*	10,200	264,690
Comfort Systems U.S.A., Inc.	11,075	143,310
Emcor Group, Inc.*	17,320	621,788
Granite Construction, Inc.	9,805	637,227
Infrasource Services, Inc.*	10,400	360,048
Insituform Technologies, Inc.*(a)	8,682	143,427
Integrated Electrical Services, Inc.*	4,500	119,880
Perini Corp.*	7,083	434,967
Walter Industries, Inc.	13,400	335,000
Washington Group International, Inc.*	7,875	632,520

		3,692,857

Construction Materials (0.2%)
Headwaters, Inc.*	11,844	191,044
Michael Baker Corp.*	2,900	104,545
Texas Industries, Inc.	7,358	579,884
U.S. Concrete, Inc.*	9,200	69,828

		945,301

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	17,080	250,564
Advanta Corp., Class B	9,432	242,025
Cash America International, Inc.	8,254	302,261
CompuCredit Corp.*	6,851	179,839
Credit Acceptance Corp*	1,368	35,445
Dollar Financial Corp.*	5,300	132,818
EZCORP, Inc., Class A*	10,100	121,604
First Cash Financial Services, Inc.*	8,205	178,787
Nelnet, Inc.	3,400	58,820
Q.C. Holdings, Inc.	300	4,071
World Acceptance Corp.*	5,234	168,482

		1,674,716

Consumer Goods (0.5%)
1-800-Flowers.Com, Inc.*	9,346	87,011
American Dairy, Inc.*	300	5,574
CEC Entertainment, Inc.*	8,348	246,350
Central Garden & Pet Co.*	18,912	231,483
Helen of Troy Ltd. — BR*	9,800	217,658
Jamba, Inc.*	17,700	141,777
Jo-Ann Stores, Inc.*	6,783	161,503
Nexcen Brands, Inc.*	9,000	76,320
Tempur-Pedic International, Inc.	22,000	685,300

		1,852,976

Containers & Packaging (0.6%)
AEP Industries*	2,400	95,136
AptarGroup, Inc.	19,600	713,440
Chesapeake Corp.	7,570	84,405
Graphic Packaging Corp.*	15,700	69,708
Greif, Inc.	8,630	474,650
Myers Industries, Inc.	7,600	162,564
Rock-Tenn Co.	8,933	274,422
Silgan Holdings, Inc.	7,696	397,268

		2,271,593

Distributors (0.3%)
Audiovox Corp.*	4,588	46,431
Beijing Med-Pharm Corp.*	9,900	88,110
Building Materials Holding Corp.	7,941	110,300
Core-Mark Holding Co., Inc.*	2,600	81,562
Keystone Automotive Industries, Inc.*	5,445	254,608
MWI Veterinary Supply, Inc.*	2,300	88,941
Potlatch Corp.	10,041	438,691
Scansource, Inc.*(a)	7,020	188,347
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Distributors (continued)
Source Interlink Cos., Inc.*	14,989	$65,652

		1,362,642

Diversified Consumer Services (1.2%)
Bright Horizons Family Solutions, Inc.*	7,056	273,773
Capella Education Co.*	2,200	98,362
Coinmach Service Corp.	5,100	66,861
Coinstar, Inc.*	7,738	240,033
Corinthian Colleges, Inc.*	26,400	355,608
CPI Corp.	1,000	58,740
DeVry, Inc.	16,290	527,796
Home Solutions of America, Inc.*	15,800	74,734
INVESTools, Inc.*	16,990	168,541
Jackson Hewitt Tax Service, Inc.	8,800	239,360
Matthews International Corp., Class A	8,532	326,434
Premier Exhibitions, Inc.*	9,600	158,976
Prepaid Depot, Inc.*	2,950	155,465
Regis Corp.	13,175	459,280
Sotheby’s Holdings, Inc.	17,998	769,414
Stewart Enterprises, Inc., Class A	33,272	233,237
Strayer Education, Inc.	4,404	667,338
Universal Technical Institute, Inc.*(a)	6,068	131,251
Vertrue, Inc.*	2,055	101,538

		5,106,741

Diversified Financial Services (0.8%)
Asset Acceptance Capital Corp.	3,445	47,817
Assured Guaranty Ltd. — BR	20,500	498,970
ASTA Funding, Inc.	3,745	135,120
Compass Diversified Trust	6,200	96,038
Encore Capital Group, Inc.*	6,800	70,244
Epoch Holding Corp.*	4,500	71,055
Financial Federal Corp.	7,323	207,607
GFI Group, Inc.*	3,910	291,373
Interactive Brokers Group, Inc., Class A*	12,200	296,216
International Securities Exchange Holdings, Inc.	10,430	685,251
Ladenburg Thalmann Financial*	15,600	26,052
Newstar Financial, Inc.*	2,100	25,767
Portfolio Recovery Associates, Inc.(a)	5,122	267,624
Primus Guaranty Ltd. — BR*	9,000	85,500
Prospect Energy Corp.	7,700	119,504
Resource America, Inc., Class A	3,305	49,542
U.S. Global Investors, Inc, Class A	4,300	91,590
W.P. Stewart & Co. Ltd. — BR	9,100	98,735

		3,164,005

Diversified Telecommunication Services (1.0%)
Alaska Communications Systems Holdings, Inc.	13,400	192,558
Aruba Networks, Inc.*	1,000	20,080
Atlantic Tele-Network, Inc.	3,900	113,802
Cbeyond, Inc.*	4,975	175,966
Cincinnati Bell, Inc.*	67,279	347,160
Cognet Communications Group, Inc.*	13,100	375,708
CT Communications, Inc.	5,470	167,655
Eschelon Telecom, Inc.*	2,900	85,579
Fairpoint Communications, Inc.	8,800	136,048
General Communication, Inc.*	14,548	167,447
Globalstar, Inc.*	4,700	51,371
Golden Telecom, Inc.	4,875	314,681
IDT Corp.(a)	12,735	127,095
Iowa Telecommunications Services, Inc.	10,500	215,880
North Pittsburgh Systems, Inc.	5,923	137,947
PAETEC Holding Corp.*	19,100	225,380
Premiere Global Services, Inc.*	18,375	213,885
Shenandoah Telecommunications Co.(a)	1,361	66,322
SureWest Communications(a)	3,000	80,970
Time Warner Telecom, Inc.*	41,864	818,441
Vonage Holdings Corp.*	9,200	19,596
XO Communications, Inc.*	5,400	0

		4,053,571

Electric Utilities (1.0%)
Allete, Inc.	8,060	353,350
Central Vermont Public Service	1,800	61,200
Cleco Corp.	17,432	414,010
El Paso Electric Co.*	14,131	328,828
Empire District Electric Co.	8,276	179,506
IDACORP, Inc.	13,114	406,010
ITC Holdings Corp.	10,900	458,345
MGE Energy, Inc.(a)	4,623	138,736
Otter Tail Co.	7,140	210,344
Portland General Electric Co.	10,000	269,100
UIL Holdings Corp.	7,113	210,403
UniSource Energy Corp.	9,864	300,162
Westar Energy, Inc.	26,500	610,030

		3,940,024

Electrical Equipment (1.4%)
A.O. Smith Corp.	6,609	320,867
Acuity Brands, Inc.	12,751	753,584
American Superconductor Corp.*	9,036	172,497
Baldor Electric Co.	12,579	574,106
Belden CDT, Inc.	12,252	671,165
Encore Wire Corp.	7,446	227,475
Energy Conversion Devices, Inc.*(a)	10,785	321,932
EnerSys*	7,985	144,529
Evergreen Solar, Inc.*(a)	24,010	200,003
Franklin Electric Co., Inc.(a)	5,191	241,797
FuelCell Energy, Inc.*	19,343	142,364
Genlyte Group, Inc.*	8,413	585,292
Graftech International Ltd.*	28,716	444,811
Lamson & Sessions Co.*	3,800	84,132
LSI Industries, Inc.	7,475	124,608
Medis Technologies, Inc.*(a)	8,277	110,912
Powell Industries, Inc.*	2,169	72,900
Power-One, Inc.*(a)	19,100	75,636
Preformed Line Products Co.	800	37,952
Regal-Beloit Corp.	8,636	438,018
Superior Essex, Inc.*	5,114	178,223
Vicor Corp.	3,788	47,615

		5,970,418

Electronic Equipment & Instruments (2.3%)
Acacia Research — Acacia Technologies*	6,900	88,734
Aeroflex, Inc.*	19,514	273,781
Agilysys, Inc.	9,885	189,891
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Electronic Equipment & Instruments (continued)
Anixter International, Inc.*	8,385	$693,020
Benchmark Electronics, Inc.*	18,465	409,923
Brightpoint, Inc.*	15,760	206,929
Checkpoint Systems, Inc.*	10,708	247,034
Cogent Communications Group, Inc.*(a)	10,500	139,755
Cognex Corp.	12,579	264,536
Coherent, Inc.*	8,504	246,191
Color Kinetics, Inc.*(a)	4,800	161,616
CPI International, Inc.*	500	8,510
CTS Corp.	8,937	113,857
Daktronics, Inc.	10,172	216,257
DTS, Inc.*	5,512	115,532
Echelon Corp.*	9,687	191,125
Electro Scientific Industries, Inc.*	8,954	196,540
Excel Technology, Inc.*	3,919	98,014
Faro Technologies, Inc.*	3,100	115,413
FLIR Systems, Inc.*	19,300	842,445
Insight Enterprises, Inc.*	13,162	296,935
IPG Photonics Corp.*	1,800	34,506
Itron, Inc.*	8,884	705,656
Kemet Corp.*	21,206	149,290
L-1 Identity Solutions, Inc.*	16,948	290,489
Littlefuse, Inc.*	6,266	204,209
LoJack Corp.*	5,200	110,864
Measurement Specialties, Inc.*	2,931	64,511
Mercury Computer Systems, Inc.*	6,753	73,810
Methode Electronics	12,100	195,657
MTS Systems Corp.	5,456	227,788
Multi-Fineline Electronix, Inc.*	1,400	19,964
Newport Corp.*	11,845	154,814
On2 Technologies, Inc.*	40,300	70,928
OSI Systems, Inc.*(a)	4,276	105,874
Oyo Geospace Corp.*	1,600	124,384
P.C. Connection, Inc.*	200	2,688
Park Electrochemical Corp.	5,463	161,978
Plexus Corp.*	12,604	305,647
RadiSys Corp.*	8,260	96,972
Rofin-Sinar Technologies, Inc.*	4,242	276,027
Rogers Corp.*	4,753	171,773
Stoneridge, Inc.*	1,800	22,860
Synnex Corp.*	2,700	54,864
Technitrol, Inc.	10,331	268,606
TTM Technologies, Inc.*	12,371	161,318
Universal Display Corp.*(a)	8,400	126,168
X-Rite, Inc.	7,941	107,204
Zygo Corp.*	3,600	43,272

		9,448,159

Energy Equipment & Services (2.0%)
Allis-Chalmers Energy, Inc.*	6,500	156,000
Atwood Oceanics, Inc.*	7,686	527,260
Basic Energy Services, Inc.*	9,500	199,690
Bristow Group, Inc.*	6,300	298,809
Bronco Drilling Co., Inc.*(a)	5,600	81,200
Cal Dive International, Inc.*	4,000	60,880
Carbo Ceramics, Inc.	5,499	247,895
Complete Production Services*	10,200	236,538
Dawson Geophysical Co.*	2,700	147,447
Drill-Quip, Inc.*	6,596	316,542
ENGlobal Corp.*	6,800	71,672
Exide Technologies*	13,900	101,331
Hanover Compressor Co.*	25,165	599,682
Hercules Offshore, Inc.*	24,300	729,486
Horizon Offshore, Inc.*	7,700	141,757
Input/Output, Inc.*(a)	18,286	260,575
Lufkin Industries	4,864	287,997
Matrix Service Corp.*	7,600	175,484
NATCO Group, Inc., Class A*	4,700	217,563
Newpark Resources, Inc.*(a)	24,384	154,351
Oil States International, Inc.*	12,930	565,558
Parker Drilling Co.*	30,312	285,539
PHI, Inc.*	5,100	153,153
Pioneer Drilling Co.*	13,445	169,138
RPC Energy Services, Inc.	8,751	105,887
Sulphco, Inc.*(a)	6,900	24,012
Superior Offshore International, Inc.*	1,200	18,972
Superior Well Services, Inc.*	4,300	83,463
T-3 Energy Services, Inc.*	1,400	48,566
Trico Marine Services, Inc.*	3,200	113,440
Union Drilling, Inc.*	3,500	53,235
Universal Compression Holdings, Inc.*	8,968	655,023
W-H Energy Services, Inc.*	9,145	586,012
Willbros Group, Inc. — PA*	6,300	198,576

		8,072,733

Food & Staples Retailing (1.0%)
Andersons, Inc. (The)	5,030	215,636
Arden Group, Inc., Class A	168	21,349
Benihana, Inc.*	1,600	30,992
Cal-Maine Foods, Inc.	5,300	96,248
Carrols Restaurant Group, Inc.*	1,100	13,090
Casey’s General Stores, Inc.	14,380	358,493
Central European Distribution Corp.*	9,895	407,377
Great Atlantic & Pacific Tea Co., Inc.*	6,257	182,392
Ingles Markets, Inc., Class A	3,652	106,967
Longs Drug Stores Corp.	8,943	432,484
Nasch-Finch Co.(a)	4,235	170,543
Pantry, Inc.*	7,275	253,461
Pathmark Stores, Inc.*	11,768	145,688
Performance Food Group Co.*	9,551	273,732
PriceSmart, Inc.	2,600	58,786
Ruddick Corp.	11,189	311,054
Spartan Stores, Inc.	6,900	201,963
Topps Co., Inc.	11,722	112,531
United Natural Foods, Inc.*	13,272	361,397
Village Super Market, Inc., Class A	800	37,248
Weis Markets, Inc.	3,383	132,952
Wild Oats Markets, Inc.*	8,880	142,968
Winn-Dixie Stores, Inc.*	8,600	229,706

		4,297,057

Food Products (0.9%)
Alico, Inc.	800	38,424
Aurora Foods, Inc.*	100	0
Chiquita Brands International, Inc.*(a)	12,175	213,793
Farmer Brothers Co.	600	12,402
Flowers Foods, Inc.	20,794	426,277
Fresh Del Monte Produce, Inc. — KY	6,600	169,290
Green Mountain Coffee, Inc.*(a)	6,000	177,900
Hain Celestial Group, Inc.*	12,593	341,144
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Food Products (continued)
Imperial Sugar Co.(a)	3,200	$86,112
J & J Snack Foods Corp.	2,884	99,354
Lancaster Colony Corp.	6,202	240,142
Lance, Inc.	8,416	211,999
Maui Land & Pineapple Co., Inc.*(a)	1,237	39,386
Peet’s Coffee & Tea, Inc.*(a)	5,282	126,715
Pilgrim’s Pride Corp.	10,800	363,744
Ralcorp Holding, Inc.*	8,123	422,071
Reddy Ice Holdings, Inc.	5,315	158,121
Sanderson Farms, Inc.	5,359	213,663
Seaboard Corp.	56	112,000
Tootsie Roll Industries, Inc.	9,484	237,385
Treehouse Foods, Inc.*	7,720	173,005

		3,862,927

Gas Distribution (0.1%)
Piedmont Natural Gas Co., Inc.	20,300	470,757
Semco Energy, Inc.*	4,200	32,004

		502,761

Gas Utilities (0.6%)
EnergySouth, Inc.	1,900	85,633
Laclede Group, Inc. (The)	5,400	159,570
New Jersey Resources Corp.	8,058	378,726
NICOR, Inc.	13,587	535,464
Northwest Natural Gas Co.	8,216	342,361
South Jersey Industries, Inc.	9,204	301,615
Southwest Gas Corp.	10,486	325,905
WGL Holdings, Inc.	12,995	389,070

		2,518,344

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.*	6,300	114,660
ABIOMED, Inc.*(a)	7,411	76,630
Accuray, Inc.*	3,300	62,403
Align Technology, Inc.*	16,092	420,001
American Medical Systems Holdings, Inc.*	21,216	387,828
Analogic Corp.	4,484	297,693
Angiodynamics, Inc.*	5,700	106,989
Arrow International, Inc.	8,004	353,697
Arthrocare Corp.*	8,407	425,562
Aspect Medical Systems, Inc.*	6,580	89,554
Cantel Medical Corp.*	1,200	17,376
Conceptus, Inc.*	6,600	106,920
CONMED Corp.*	9,129	254,699
Cutera, Inc.*	2,500	56,850
Cyberonics, Inc.*(a)	6,039	84,546
Cynosure, Inc.*	2,900	90,538
D.J. Orthopedics, Inc.*	6,587	312,751
Datascope Corp.	3,708	127,592
ev3, Inc.*(a)	3,300	54,351
Foxhollow Technologies*	5,400	138,618
Greatbatch, Inc.*	5,120	158,874
Haemonetics Corp.*	7,815	386,217
Hansen Medical, Inc.*	2,600	52,754
Hologic, Inc.*	15,695	813,001
I-Flow Corp.*(a)	5,569	98,627
ICU Medical, Inc.*(a)	4,550	151,242
Immucor, Inc.*	18,546	577,893
Integra LifeSciences Holdings*(a)	5,880	291,942
Invacare Corp.	7,849	161,297
Inverness Medical Innovations, Inc.*	12,351	597,912
Kensey Nash Corp.*	3,882	94,760
Kyphon, Inc.*	13,482	884,689
LifeCell Corp.*(a)	9,160	281,120
Matria Healthcare, Inc.*	6,556	169,341
Medical Action Industries, Inc.*	3,800	73,948
Mentor Corp.	10,819	425,728
Meridian Bioscience, Inc.	9,675	216,043
Merit Medical Systems, Inc.*	6,932	77,569
Micrus Endovascular Corp.*	5,300	124,656
Natus Medical, Inc.*	7,400	112,924
Northstar Neuroscience, Inc.*	2,900	29,725
Nuvasive, Inc.*	9,400	269,592
NxStage Medical, Inc.*(a)	7,900	104,912
Orasure Technologies, Inc.*	12,573	100,710
Palomar Medical Technologies, Inc.*	4,935	157,575
PolyMedica Corp.	6,953	280,832
Quidel Corp.*	7,800	116,064
Sirona Dental Systems, Inc.*(a)	4,500	159,120
SonoSite, Inc.*(a)	5,790	163,857
Spectranetics Corp.*	11,600	150,916
Stereotaxis, Inc.*	6,100	79,605
Steris Corp.	17,690	483,822
Surmodics, Inc.*(a)	5,058	232,010
Symmetry Medical, Inc.*	9,000	134,370
Thoratec Corp.*	16,267	315,742
Tomotherapy, Inc.*	1,800	48,780
Ventana Medical Systems, Inc.*	8,436	703,056
Vital Signs, Inc.	2,230	115,982
Volcano Corp.*	4,900	84,574
West Pharmaceutical Services, Inc.	8,892	411,522
Wright Medical Group, Inc.*	9,652	233,675
Zoll Medical Corp.*	5,612	150,738

		13,856,974

Health Care Providers & Services (2.2%)
Air Methods Corp.*(a)	3,700	140,970
Alliance Imaging, Inc.*	4,100	36,531
Amedisys, Inc.*	8,155	308,667
American Dental Partners*	4,900	125,783
Amerigroup Corp.*	14,300	395,824
AMN Healthcare Services, Inc.*	9,466	203,235
Amsurg Corp.*	9,878	248,333
Animal Health International, Inc.*	1,500	16,890
Apria Healthcare Group, Inc.*	11,800	309,396
Assisted Living Concepts, Inc.*	13,500	121,500
Capital Senior Living Corp.*	3,400	30,124
Centene Corp.*	11,834	255,733
Chemed Corp.	6,945	439,480
CorVel Corp.*	2,650	70,490
Cross Country Healthcare, Inc.*	9,085	148,721
CryoLife, Inc.*	4,100	39,155
Emergency Medical Services*	1,900	74,119
Emeritus Co.*	700	17,150
Gentiva Health Services, Inc.*	8,149	162,736
HealthExtras, Inc.*	7,853	210,696
Healthsouth Corp.*	22,900	361,820
Healthspring, Inc.*	11,800	201,780
Healthways, Inc.*	10,646	465,230
HMS Holdings Corp.*	4,200	79,926
Hythiam, Inc.*	11,900	88,060
InVentiv Health, Inc.*	8,500	301,580
Kindred Healthcare, Inc.*	8,221	220,158
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Health Care Providers & Services (continued)
Landauer, Inc.	2,537	$120,761
LCA-VISION, Inc.(a)	6,090	216,256
LHC Group, Inc.*	3,900	94,458
Magellan Health Services, Inc.*	11,460	479,257
Medcath Corp.*	3,775	114,345
Molina Healthcare, Inc.*	2,634	82,681
National Healthcare Corp.	1,100	57,376
Nighthawk Radiology Holdings, Inc.*	7,200	148,536
Odyssey Healthcare, Inc.*	10,023	108,349
Option Care, Inc.	8,754	169,740
Owens & Minor, Inc.	11,192	430,332
Providence Service Corp.*(a)	3,475	91,288
PSS World Medical, Inc.*	18,391	316,877
Psychiatric Solutions, Inc.*	14,744	502,623
Radiation Therapy Services, Inc.*(a)	4,700	132,822
RehabCare Group, Inc.*	4,760	67,449
Res-Care, Inc.*	6,645	129,112
Skilled Healthcare Group, Inc.*	8,300	115,287
Sun Healthcare Group, Inc.*	13,700	185,224
Sunrise Senior Living, Inc.*	12,173	483,999
Symbion, Inc.*	4,440	95,593
Visicu, Inc.*	3,400	23,154

		9,239,606

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*(a)	14,894	338,839
Computer Programs & Systems, Inc.	3,160	84,530
Eclipsys Corp.*	11,437	248,526
GTx, Inc.*	3,000	46,110
Omicell, Inc.*	8,200	195,816
Phase Forward*	9,500	163,305
TriZetto Group, Inc. (The)*	14,648	234,807
Vital Images, Inc.*	6,365	124,054

		1,435,987

Hotels, Restaurants & Leisure (2.7%)
AFC Enterprises, Inc.*	7,975	124,968
Ambassadors Group, Inc.	5,500	212,795
Ameristar Casinos, Inc.	8,092	256,355
Applebee’s International, Inc.	22,500	553,500
Bally Technologies, Inc.*	13,757	338,422
BJ’s Restaurants, Inc.*(a)	2,600	52,000
Bluegreen Corp.*(a)	3,500	29,610
Bob Evans Farms, Inc.	10,259	332,904
Buffalo Wild Wings, Inc.*	4,830	208,753
California Pizza Kitchen, Inc.*	9,820	186,384
CBRL Group, Inc.	7,500	288,225
Chipotle Mexican Grill, Inc.*	8,600	698,578
Churchill Downs, Inc.	1,800	83,664
CKE Restaurants, Inc.	17,097	295,607
Denny’s Corp.*	32,000	128,000
Domino’s Pizza, Inc.	9,860	188,819
Dover Downs Gaming & Entertainment, Inc.	4,143	49,882
Gaylord Entertainment Co.*	10,936	546,581
Great Wolf Resorts, Inc.*	7,800	103,428
IHOP Corp.	5,560	362,679
Isle of Capri Casinos, Inc.*	6,151	131,877
Jack in the Box, Inc.*	8,520	545,195
Krispy Kreme Doughnuts, Inc.*	17,563	119,428
Landry’s Restaurants, Inc.	4,614	122,225
LIFE TIME FITNESS, Inc.*(a)	9,600	493,632
Lodgian, Inc.*(a)	4,120	52,448
Magna Entertainment Corp., Class A*	10,961	24,114
Marcus Corp.(a)	4,434	87,261
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,500	60,950
Monarch Casino & Resort, Inc.*	2,030	57,429
Morgans Hotel Group Co.*	5,500	106,095
Morton’s Restaurant Group, Inc.*	1,900	34,333
MTR Gaming Group, Inc.*	6,200	78,988
Multimedia Games, Inc.*	8,943	93,723
O’Charley’s, Inc.	8,325	147,602
P.F. Chang’s China Bistro, Inc.*	7,285	238,511
Papa John’s International, Inc.*	7,324	200,897
Pinnacle Entertainment, Inc.*	16,196	429,356
RARE Hospitality International, Inc.*	10,071	269,500
Red Robin Gourmet Burgers*(a)	4,559	175,841
Riviera Holdings Corp.*	2,400	72,720
Ruby Tuesday, Inc.	14,760	328,410
Ruth’s Chris Steak House, Inc.*	7,500	125,400
Shuffle Master, Inc.*	11,065	160,774
Six Flags, Inc.*	21,700	82,677
Sonic Corp.*	20,610	425,803
Speedway Motorsports, Inc.	3,345	123,665
Steak n Shake Co. (The)*	6,072	91,080
Texas Roadhouse, Inc., Class A*	14,275	169,444
Town Sports International Holdings, Inc.*	3,600	61,308
Triarc Cos., Inc.	16,095	230,319
Trump Entertainment Resorts, Inc.*	11,900	79,730
Vail Resorts, Inc.*	8,108	434,183
WMS Industries, Inc.*	10,377	270,736

		11,166,808

Household Durables (1.0%)
American Greetings Corp., Class A	15,600	385,788
Avatar Holdings*	1,792	116,355
Beazer Homes U.S.A., Inc.	11,000	153,890
Blyth Industries, Inc.	7,320	163,382
Brookfield Homes Corp.(a)	3,447	73,076
Champion Enterprises, Inc.*	20,884	244,761
CSS Industries, Inc.	2,105	75,654
Ethan Allen Interiors, Inc.	8,400	286,944
Furniture Brands International, Inc.	13,135	144,748
Hooker Furniture Corp.(a)	2,775	56,194
Hovnanian Enterprises, Inc.*	12,300	162,852
iRobot Corp.*	2,800	50,064
Kimball International, Inc., Class B	6,848	89,503
La-Z-Boy, Inc.(a)	12,600	126,126
Libbey, Inc.	2,700	53,865
Lifetime Brands, Inc.(a)	4,838	93,760
M/I Homes, Inc.	4,192	102,914
Meritage Corp.*	6,600	128,700
National Presto Industries, Inc.(a)	1,181	66,313
Palm Harbor Homes, Inc.*	2,641	36,076
Russ Berrie & Co., Inc.*	4,157	63,976
Sealy Corp.	9,800	148,568
Skyline Corp.	2,518	70,378
Standard Pacific Corp.	16,300	241,403
Syntax-Brillian Corp.*	20,500	135,710
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Household Durables (continued)
Tarragon Realty Investors, Inc.*	1,687	$6,832
Tupperware Corp.	18,338	476,971
Universal Electronics, Inc.*	3,956	139,410
WCI Communities, Inc.*	9,398	82,984

		3,977,197

Household Products (0.1%)
Spectrum Brands, Inc.*	13,300	58,387
WD-40 Co.	6,127	203,355

		261,742

Independent Power Producers & Energy Traders (0.0%)(a)
Ormat Technologies, Inc.	2,730	113,159

		113,159

Industrial Conglomerates (0.2%)
Raven Industries, Inc.(a)	4,280	145,606
Sequa Corp., Class A*	1,771	292,392
Standex International Corp.	3,354	79,490
Tredegar Industries, Inc.	8,106	148,826

		666,314

Insurance (3.2%)
21st Century Insurance Group	9,200	201,480
Alfa Corp.	6,824	120,853
American Equity Investment Life Holding Co.	16,985	192,780
American Physicians Capital, Inc.*	3,075	116,604
Amerisafe, Inc.*	6,900	115,782
AmTrust Financial Services, Inc.	9,000	132,030
Argonaut Group, Inc.	9,180	252,725
Aspen Insurance Holdings Ltd. — BR	26,200	640,590
Baldwin & Lyons, Inc., Class B	2,281	57,618
Citizens, Inc.*	14,600	73,730
CNA Surety Corp.*	2,600	43,940
Commerce Group, Inc.	15,700	451,061
Crawford & Co., Class B	6,920	41,243
Darwin Professional Underwriters, Inc.*	2,100	44,478
Delphi Financial Group, Inc., Class A	13,159	528,597
Donegal Group, Inc., Class A	1,388	20,015
eHealth, Inc.*(a)	5,100	100,062
EMC Insurance Group, Inc.	1,670	41,132
Employers Holdings, Inc.	14,560	267,613
Enstar Group Ltd.*	1,600	168,080
FBL Financial Group, Inc., Class A	2,847	100,186
First Acceptance Corp.*	2,500	22,250
First Mercury Financial Corp.*	5,300	104,834
Flagstone Reinsurance Holdings Ltd	500	6,295
FPIC Insurance Group, Inc.*	3,650	126,947
Great American Financial Resources, Inc.	2,420	57,983
Greenlight Capital Ltd.*	4,400	92,400
Harleysville Group, Inc.	3,058	85,655
Hilb, Rogal & Hamilton Co.	9,949	430,792
Horace Mann Educators Corp.	12,759	227,493
Independence Holding Co.	520	9,584
Infinity Property & Casualty Corp.	5,285	232,751
IPC Holdings Ltd.	19,200	476,352
James River Group, Inc.	2,900	95,874
Kansas City Life Insurance Co.	300	12,471
LandAmerica Financial Group, Inc.(a)	4,623	354,076
Max Re Capital Ltd.	18,400	480,424
Meadowbrook Insurance Group, Inc.*	7,200	64,656
Midland Co. (The)	2,446	116,234
Montpelier Re Holdings Ltd. — BR	31,100	492,935
National Financial Partners Corp.	10,101	468,282
National Interstate Corp.	3,000	76,500
National Western Life Insurance Co., Class A	469	110,553
Navigators Group, Inc. (The)*(a)	4,392	229,745
Nymagic, Inc.	1,600	58,208
Odyssey Re Holdings Corp.	6,760	237,952
Ohio Casualty Corp.	17,141	744,091
Phoenix Co., Inc.	30,976	427,159
Platinum Underwriters Holdings Ltd. — BR	18,000	597,600
PMA Capital Corp., Class A*	8,823	79,231
Presidential Life Corp.	7,981	130,170
ProAssurance Corp.*	9,017	445,259
PXRE Corp. — BR*	8,100	34,182
Ram Holdings Ltd. — BR*	2,400	31,968
RLI Corp.	5,714	331,412
Safety Insurance Group, Inc.	4,405	146,686
Scottish Re Group Ltd.*	12,900	52,890
Seabright Insurance Holdings*	8,100	146,853
Security Capital Assurance Ltd.	5,100	118,218
Selective Insurance Group, Inc.	16,568	339,975
State Auto Financial Corp.	2,700	69,822
Stewart Information Services Corp.	4,702	171,529
Tower Group, Inc.	6,700	177,550
United America Indemnity Ltd.*	5,000	107,400
United Fire & Casualty Corp.	5,017	172,685
Universal American Financial Corp.*	10,490	208,856
Zenith National Insurance Co.	10,052	405,699

		13,321,080

Internet & Catalog Retail (0.6%)
1-800 Contacts, Inc.*	800	18,592
Blue Nile, Inc.*	4,103	310,228
FTD Group, Inc.	3,000	49,530
Gaiam, Inc.*(a)	4,700	75,576
GSI Commerce, Inc.*	6,723	149,654
Knot, Inc. (The)*	8,900	161,535
Netflix, Inc.*	12,780	220,200
Overstock.com, Inc.*	4,500	84,015
PetMed Express, Inc.*(a)	8,000	116,640
Priceline.com, Inc.*	10,099	644,316
Shutterfly, Inc.*	2,900	74,675
Stamps.com, Inc.*	6,816	78,043
Systemax, Inc.	2,900	60,465
ValueVision International, Inc., Class A*	8,358	76,141
VistaPrint Ltd. — BR*	12,900	440,535

		2,560,145

Internet Software & Services (2.3%)
Ariba, Inc.*	21,275	177,646
Art Technology Group, Inc.*	27,500	87,450
Asiainfo Holdings, Inc.*	6,200	50,902
Bankrate, Inc.*	3,055	137,017
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Internet Software & Services (continued)
Blue Coat Systems, Inc.*(a)	3,695	$180,057
CMGI, Inc.*	132,247	208,950
CNET Networks, Inc.*	44,936	338,368
Cybersource Corp.*	11,300	130,063
Dealertrack Holdings, Inc.*	8,200	295,692
Digital River, Inc.*	11,988	539,580
DivX, Inc.*	4,500	60,795
EarthLink, Inc.*	38,385	266,776
eCollege.com, Inc.*	4,565	102,439
Equinix, Inc.*	9,260	804,787
Global Crossing Ltd. — BR*	8,000	141,040
Greenfield Online*	8,000	129,920
Ibasis, Inc.*	6,200	58,280
Imergent, Inc.	3,200	69,120
Infospace, Inc.	9,209	191,731
Internap Network Services*	11,750	173,195
Internet Capital Group, Inc.*	8,800	100,496
Interwoven, Inc.*	11,861	164,275
iPass, Inc.*(a)	13,171	62,562
J2 Global Communications, Inc.*	13,780	449,779
Keynote Systems, Inc.*	6,600	98,934
Liquidity Services, Inc.*	2,835	43,829
Loopnet, Inc.*	6,300	130,284
Marchex, Inc., Class B	7,600	102,448
NIC, Inc.	7,000	46,690
Omniture, Inc.*(a)	9,000	205,650
Online Resources & Commmunications Corp.*	7,100	77,603
Openwave Systems, Inc.	24,314	127,892
Opsware, Inc.*(a)	26,788	377,711
Perficient, Inc.*	6,800	134,436
RealNetworks, Inc. (b) (c)*	27,728	197,423
S1 Corp.*	18,478	134,335
Savvis, Inc.*	8,330	312,875
Smith Micro Software, Inc.*	7,500	102,375
Sohu.com, Inc.*	7,846	252,092
SonicWALL, Inc.*	15,451	136,587
Switch & Data, Inc.*	2,700	42,660
Synchronoss Technologies, Inc.*	4,800	174,528
Techtarget*	100	1,348
Terremark Worldwide, Inc.*	17,390	104,514
TheStreet.com, Inc.	5,600	62,216
Travelzoo, Inc.*	1,060	21,900
United Online, Inc.	19,470	274,916
ValueClick, Inc.*	27,134	580,125
Vignette Corp.*	9,831	206,844
Visual Sciences, Inc.*	7,200	122,472
Vocus, Inc.*	3,900	109,551
Websense, Inc.*	12,250	244,510

		9,347,668

IT Services (1.6%)
Authorize.Net Holdings, Inc.*	9,600	166,368
Bearingpoint, Inc.*	53,215	346,962
BISYS Group, Inc. (The)*	32,900	393,813
CACI International, Inc., Class A*	8,400	373,296
Cass Information Systems, Inc.	600	20,046
Ciber, Inc.*	14,754	111,983
CSG Systems International, Inc.*	13,387	334,943
eFunds Corp.*	13,593	485,950
Enernoc, Inc.*	200	7,078
Euronet Worldwide, Inc.*	14,108	358,484
Exlservice Holdings, Inc.*	4,700	79,477
Forrester Research, Inc.*	3,981	98,808
Gartner, Inc. *	18,726	391,935
Gevity HR, Inc.	8,353	125,546
Global Cash Access, Inc.*	9,600	131,136
Heartland Payment Systems, Inc.	3,100	96,193
iGATE Corp.*	3,400	26,112
Infocrossing, Inc.*	6,035	106,337
infoUSA, Inc.	7,600	77,900
Isilon Systems, Inc.*	800	7,640
Lionbridge Technologies, Inc.*	16,400	76,916
ManTech International Corp.*	4,096	133,775
Maximus, Inc.	5,922	247,480
MPS Group, Inc.*	27,826	370,921
Ness Technologies, Inc.*	8,575	100,842
Perot Systems Corp., Class A*	22,048	335,570
RightNow Technologies, Inc.*(a)	4,600	60,720
Safeguard Scientifics, Inc.*	25,500	58,650
Sapient Corp.*	22,162	158,015
SI International, Inc.*	3,628	105,684
SRA International, Inc.*	10,000	238,200
Sykes Enterprises, Inc.*	8,567	143,412
Syntel, Inc.	2,940	105,869
TNS, Inc.	7,500	98,025
Tyler Technologies, Inc.*	10,600	127,518
Wright Express Corp.*	10,375	353,372

		6,454,976

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.	4,778	86,577
Callaway Golf Co.	21,669	351,688
Gander Mountain Co.*	3,600	37,080
JAKKS Pacific, Inc.*	8,937	211,896
K2, Inc.*	13,430	196,212
Leapfrog Enterprises, Inc.*	7,840	70,874
Marine Products Corp.	1,326	11,576
Marvel Entertainment, Inc.*(a)	13,650	330,739
Nautilus Group, Inc. (The)	12,030	118,375
Oakley, Inc.	5,723	161,389
Polaris Industries, Inc.	10,700	528,152
RC2 Corp.*	5,665	200,598
Smith & Wesson Holding Corp.*(a)	9,300	174,840
Steinway Musical Instruments, Inc.	2,200	73,634
Sturm Ruger & Co., Inc.*	4,600	89,838

		2,643,468

Life Sciences Tools & Services (0.8%)
Affymetrix, Inc.*	18,600	453,468
Albany Molecular Research*	8,585	126,285
Bruker Bioscience Corp.*	14,613	114,420
Dionex Corp.*	5,145	349,911
Enzo Biochem, Inc.*	7,064	90,278
Eresearch Technology, Inc.*(a)	11,189	107,414
Illumina, Inc.*	14,580	664,411
Kendle International, Inc.*	4,300	158,885
Luminex Corp.*	7,860	93,848
PAREXEL International Corp.*	8,751	353,803
Pharmanet Development Group, Inc.*	5,925	165,900
PRA International*	5,400	156,222
Valhi, Inc.	1,800	29,538
Varian, Inc.*	9,069	545,410
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Life Sciences Tools & Services (continued)
Verenium Corp.*	13,133	$81,950

		3,491,743

Machinery (2.7%)
3D Systems Corp.*	5,300	108,014
Accuride Corp.*	4,778	67,418
Actuant Corp.	7,430	453,081
Albany International Corp., Class A	7,467	279,863
Altra Holdings, Inc.*	1,700	28,985
American Railcar Industries, Inc.	1,800	62,514
American Science & Engineering, Inc.*(a)	2,530	140,213
Ampco-Pittsburgh Corp.	2,000	84,440
Astec Industries, Inc.*	5,459	284,796
ASV, Inc.*(a)	5,562	81,150
Badger Meter, Inc.	3,500	117,775
Barnes Group, Inc.	12,514	390,437
Briggs & Stratton Corp.(a)	13,380	379,457
Bucyrus International, Inc., Class A	9,921	630,579
Cascade Corp.	3,246	220,046
Chart Industries, Inc.*	4,800	133,056
Circor International, Inc.	3,585	142,970
Clarcor, Inc.	13,894	483,372
Columbus McKinnon Corp.*	5,000	128,250
Commercial Vehicle Group, Inc.*	4,500	65,250
Dynamic Materials Corp.	3,330	140,093
Enpro Industries, Inc.*	5,200	204,776
ESCO Technologies, Inc.*	7,953	288,455
Federal Signal Corp.	13,043	175,428
Flow International Corp.*	7,500	69,225
Force Protection, Inc.*	17,400	273,180
Freightcar America, Inc.	4,030	190,498
Gehl Co.*	3,595	91,960
Gorman-Rupp	3,118	89,455
Greenbrier Cos., Inc.	5,290	176,527
Hardinge, Inc.	3,900	128,388
Kadant, Inc.*	4,103	110,576
Kaydon Corp.	8,448	449,518
Lindsay Manufacturing Co.(a)	4,228	171,911
Middleby Corp.*	3,670	227,577
Miller Industries, Inc.*	2,500	60,800
Mueller Industries, Inc.	10,325	380,786
Mueller Water Products, Inc., Class A	33,270	467,111
NACCO Industries, Inc., Class A	1,322	173,869
Nordson Corp.	9,097	416,279
RBC Bearings, Inc.*	5,800	221,618
Robbins & Myers, Inc.	3,823	201,587
Sun Hydraulics Corp.	4,050	120,366
Tecumseh Products Co.*	6,001	138,203
Tennant Co.	4,524	174,400
Titan International, Inc.	6,400	189,056
Trimas Corp.*	800	9,400
TurboChef Technologies, Inc.*	7,600	106,400
Twin Disc, Inc.	1,700	91,613
Valmont Industries, Inc.	5,715	431,997
Wabash National Corp.	8,240	104,730
Wabtec Corp.	12,878	525,938
Watts Industries, Inc.	8,230	287,309

		11,170,695

Manufacturing (0.4%)
AZZ, Inc.*	2,500	88,750
Blount International, Inc.*	12,700	144,399
Coleman Cable, Inc.*	3,300	82,566
Darling International, Inc.*	22,000	184,580
Gerber Scientific, Inc.*	6,300	65,394
II-VI, Inc*	6,384	158,515
L.B. Foster Co.*	3,900	117,741
Park-Ohio Holdings Corp.*	3,500	86,940
Woodward Governor Co.	9,050	522,637

		1,451,522

Marine (0.5%)
American Commercial Lines, Inc.*	18,800	416,420
Arlington Tankers Ltd.	2,200	59,290
Double Hull Tankers, Inc. — MH	6,500	115,765
Eagle Bulk Shipping, Inc.	13,300	350,056
Genco Shipping & Trading Ltd. — MH	4,200	236,586
General Maritime Corp. — MH	6,600	171,600
Nordic American Tanker Shipping Ltd. — BR	6,500	258,050
Ship Finance International — BR	7,400	206,830
TBS International Ltd. — BR*	2,500	95,925
Ultrapetrol Bahamas Ltd. — BS*	3,000	70,500

		1,981,022

Media (2.0%)
Arbitron, Inc.	9,153	455,819
Belo Corp., Class A	23,000	411,700
Carmike Cinemas, Inc.	4,415	80,618
Catalina Marketing Corp.	11,283	340,634
Charter Communications, Inc.*	117,620	477,537
Cinemark Holdings, Inc.*	5,300	86,655
Citadel Broadcasting Co.	63,860	320,577
CKX, Inc.*	12,600	155,988
Courier Corp.	2,550	96,033
Cox Radio, Inc.*	8,990	116,421
Cross Media Marketing Corp.*	100	0
Crown Media Holdings, Inc.*	4,358	29,983
Cumulus Media, Inc.*(a)	12,294	129,825
D.G. Fastchannel, Inc.*	4,900	87,024
Emmis Communications Corp.	12,147	89,280
Entercom Communications Corp.	8,900	200,962
Entravision Communications Corp.*	17,473	163,547
Fisher Cos., Inc.*	1,400	64,022
GateHouse Media, Inc.	4,610	78,324
Gemstar-TV Guide International, Inc.*	76,100	436,814
Gray Television, Inc.	11,358	91,432
Harris Interactive, Inc.*	14,700	65,856
Interactive Data Corp.	8,800	240,680
Journal Communications, Inc.	11,920	126,233
Knology, Inc.*	5,600	86,912
Lakes Entertainment, Inc.*	5,900	64,428
Lee Enterprises, Inc.	12,800	225,408
Lin TV Corp., Class A*	7,400	112,036
Live Nation, Inc.*	19,500	387,270
LodgeNet Entertainment Corp.*	7,389	232,162
Martha Stewart Living Omnimedia, Inc.	8,108	109,539
Media General, Inc.	7,600	214,320
Mediacom Communications Corp.*	18,441	167,076
Morningstar, Inc.*	3,200	156,736
National Cinemedia, Inc.*	11,420	284,358
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Media (continued)
Nexstar Broadcasting Group, Inc.*	900	$9,225
Playboy Enterprises, Inc.*	7,034	77,374
PRIMEDIA, Inc.*	62,200	146,792
Radio One, Inc.*	20,760	126,428
RCN Corp.	8,330	148,524
Salem Communications Corp., Class A*	2,100	17,829
Scholastic Corp.*	10,522	338,598
Sinclair Broadcast Group, Inc.	13,335	173,888
Spanish Broadcasting System, Inc.*	12,479	39,683
Sun-Times Media Group, Inc.(a)	21,974	92,071
TiVo, Inc.*	26,479	145,635
Valassis Communications, Inc.*	13,100	155,497
Value Line, Inc.	100	5,448
Westwood One, Inc.	18,700	98,362
World Wrestling Federation Entertainment, Inc.	6,169	92,535

		8,054,098

Metals & Mining (1.5%)
A.M. Castle & Co.	2,100	69,342
AMCOL International Corp.	5,950	170,349
Apex Silver Mines Ltd.*	14,900	250,022
Brush Engineered Materials, Inc.*	5,036	190,713
Century Aluminum Co.*	8,507	438,451
Claymont Steel Holdings, Inc.*	1,300	25,909
Coeur d’Alene Mines Corp.*(a)	85,055	332,565
Compass Minerals International, Inc.	8,760	287,678
Gibraltar Industries, Inc.	6,778	130,883
Haynes International, Inc.*	2,900	260,449
Hecla Mining Co.*	36,138	283,683
Idaho General Mines, Inc.*	18,000	125,460
Kaiser Aluminum Corp.	3,800	256,538
Metal Management, Inc.	6,990	293,650
Northwest Pipe Co.*	3,500	117,635
Oilsands Quest, Inc.*	19,000	83,600
Olympic Steel, Inc.	2,400	63,048
Quanex Corp.	10,075	453,980
Royal Gold, Inc.	8,275	204,227
RTI International Metals, Inc.*	6,310	500,004
Ryerson, Inc.(a)	7,909	253,800
Schnitzer Steel Industries, Inc.	6,679	361,935
Stillwater Metals & Mining Co.*	10,635	96,779
U.S. Gold Corp.*	8,700	50,721
Universal Stainless & Alloy Products, Inc.*	2,500	94,350
Uranium Resources, Inc.*	16,700	148,797
Wheeling-Pittsburgh Corp.*	3,540	70,481
Worthington Industries, Inc.	19,275	398,993

		6,014,042

Multi-Utilities (0.5%)
Aquila, Inc.*	96,885	366,225
Avista Corp.	14,276	282,951
Black Hills Corp.	10,180	379,714
C.H. Energy Group, Inc.	4,263	189,064
Northwestern Corp.	11,300	305,778
PNM, Inc.	21,400	552,762

		2,076,494

Multiline Retail (0.2%)
99 Cents Only Stores*	15,616	190,047
Bon-Ton Stores, Inc.	3,760	95,955
Conn’s, Inc.*	2,300	58,351
Fred’s, Inc.	11,760	139,591
Retail Ventures, Inc.*	5,705	74,279
Tuesday Morning Corp.	11,442	133,414

		691,637

Oil, Gas & Consumable Fuels (2.9%)
Alon U.S.A. Energy, Inc.	3,500	124,845
Alpha Natural Resources, Inc.*	16,700	298,095
Apco Argentina, Inc. — KY	100	8,872
Arena Resources, Inc.*(a)	3,500	190,085
Atlas America, Inc.	6,165	299,372
ATP Oil & Gas Corp.*(a)	6,800	308,652
Aventine Renewable Energy Holdings, Inc.*	8,210	132,509
Berry Petroleum Co.	12,080	449,497
Bill Barrett Corp.*	9,800	336,336
Bois d’Arc Energy, Inc.*	2,800	45,528
BPZ Energy, Inc.*	17,400	76,734
Brigham Exploration Co.*	12,402	60,150
Callon Petroleum Corp.*	6,100	85,461
Carrizo Oil & Gas, Inc.*(a)	7,440	272,081
Clayton Williams Energy, Inc.*	1,500	35,205
Clean Energy Fuel Corp.*	5,600	88,592
Comstock Resources, Inc.*	11,531	309,723
Contango Oil & Gas Co.*	4,300	151,188
Crosstex Energy, Inc.	10,000	289,100
Delek U.S. Holdings, Inc.	2,200	58,256
Delta Petroleum Corp.*	18,680	310,088
Edge Petroleum Corp.*	9,036	112,137
Encore Acquisition Co.*	15,075	389,990
Energy Infrastructure Acquisition Corp.*	6,400	62,720
Energy Partners Ltd.*	9,761	156,176
Evergreen Energy, Inc.*	19,760	72,519
EXCO Resources, Inc.*	14,600	254,916
F.X. Energy, Inc.*	12,600	91,224
Geoglobal Resources, Inc.*(a)	11,600	40,136
Geokinetics, Inc.*	2,800	59,864
Geomet, Inc.*	1,000	6,050
GMX Resources, Inc.*	3,100	97,774
Goodrich Petroleum Corp.*	4,195	126,228
Grey Wolf, Inc.*	55,317	409,899
Gulf Island Fabrication, Inc.	3,987	136,196
Gulfport Energy Corp.*	7,100	134,971
Harvest Natural Resources, Inc.*	11,265	126,844
Hornbeck Offshore Services, Inc.*	7,110	306,085
International Coal Group, Inc*	30,000	121,800
Mariner Energy, Inc.*	22,400	473,312
Markwest Hydrocarbon, Inc.	1,900	103,075
McMoRan Exploration Co.*	8,407	119,800
Meridian Resource Corp. (The)*	24,300	65,367
NGP Capital Resources Co.	6,363	98,690
Pacific Ethanol, Inc.*(a)	9,300	116,901
Parallel Petroleum Corp.*	10,265	209,098
Penn Virginia Corp.	10,180	393,966
Petrohawk Energy Corp.*	44,719	670,338
Petroleum Development Corp.*	4,856	195,891
Petroquest Energy, Inc.*	11,300	141,363
Rentech, Inc.*(a)	55,400	114,124
Rossetta Resources, Inc.*	16,305	293,653
Star Maritime Acquisition Corp.*	6,500	90,675
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Stone Energy Corp.*	6,659	$216,417
Swift Energy Co.*	8,120	347,049
Toreador Resources Corp.*	5,900	73,337
TXCO Resources, Inc.*	9,200	92,460
U.S. Bioenergy Corp.*	5,800	60,610
USEC, Inc.*	23,413	393,104
Vaalco Energy, Inc.*	16,000	76,160
Venoco, Inc.*	1,900	32,908
Verasun Energy Corp.*	9,790	139,018
Warren Resources, Inc.*(a)	16,140	175,603
Whiting Petroleum Corp.*	9,555	392,424
World Fuel Services Corp.	7,720	315,671

		12,036,912

Other Financial (0.1%)
Information Services Group, Inc.*	5,400	41,202
Kayne Anderson Energy Development	1,600	41,504
Marathon Acquisition Corp.*	9,900	77,715
NTR Acquisition Co.*	3,800	36,138
Patriot Capitol Funding, Inc.	7,800	99,996
Pennantpark Investment Corp.	7,900	105,070
Pinnacle Financial Partners, Inc.*	4,200	101,262

		502,887

Paper & Forest Products (0.3%)
Bowater, Inc.	15,220	298,616
Buckeye Technologies, Inc.*	8,490	130,152
Deltic Timber Corp.	2,856	148,483
Glatfelter Co.	12,210	163,980
Mercer International, Inc.*	8,620	74,908
Neenah Paper, Inc.	4,700	182,031
Schweitzer-Mauduit International, Inc.	4,242	96,845
Wausau-Mosinee Paper Corp.	12,047	134,806

		1,229,821

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*	12,300	88,560
Chattem, Inc.*	5,326	299,108
Elizabeth Arden, Inc.*	7,707	166,009
Inter Parfums, Inc.	2,300	50,393
Mannatech, Inc.(a)	5,800	54,578
Nu Skin Enterprises, Inc.	13,698	212,593
Playtex Products, Inc.*	13,500	241,785
Prestige Brands Holdings, Inc.*	7,200	90,072
Revlon Co., Inc.*	53,407	56,077
USANA Health Sciences, Inc.*	3,010	121,484

		1,380,659

Pharmaceuticals (2.7%)
Acadia Pharmaceuticals, Inc.*	10,300	144,612
Adams Respiratory Therapeutics, Inc.*	10,700	396,007
Akorn, Inc.*	19,400	131,532
Alexion Pharmaceuticals, Inc.*(a)	10,769	626,325
Alexza Pharmaceuticals, Inc.*	2,600	22,828
Allos Therapeutics, Inc.*	16,600	72,210
Alnylam Pharmaceuticals, Inc.*	10,100	243,511
Alpharma, Inc., Class A	11,748	291,233
Altus Pharmaceuticals, Inc.*	3,400	34,680
Amag Pharmaceuticals Inc.*	4,760	255,564
Arena Pharmaceuticals, Inc.*(a)	18,800	214,884
Auxilium Pharmaceuticals, Inc.*	6,200	108,314
Bentley Pharmaceuticals, Inc.*(a)	5,149	58,802
Biomarin Pharmaceutical, Inc.*	28,768	519,550
Bionovo, Inc.*	5,500	18,755
Bradley Pharmaceutical*	3,500	56,140
Cadence Pharmaceuticals, Inc.*	2,200	27,060
Caraco Pharmaceutical Laboratories Ltd.*	1,300	19,903
Cubist Pharmaceuticals, Inc.*	16,720	385,563
Cypress Bioscience, Inc.*	10,720	123,602
Discovery Laboratories, Inc.*	14,800	31,376
Durect Corp.*	14,200	61,060
Emergent Biosolutions, Inc.*	100	929
Encysive Pharmaceuticals, Inc.*(a)	31,677	60,186
Enzon Pharmaceuticals, Inc.*	17,205	123,876
Idenix Pharmaceuticals, Inc.*	3,915	11,588
Indevus Pharmaceuticals, Inc.*	20,700	146,763
Isis Pharmaceuticals, Inc.*	25,780	268,370
Javelin Pharmaceuticals, Inc.*	9,300	41,385
K-V Pharmaceutical Co.*	9,623	263,093
Keryx Biopharmaceuticals, Inc.*(a)	11,041	94,953
Ligand Pharmaceutical, Class B	20,600	111,240
Medicines Co. (The)*	13,579	216,042
Medicis Pharmaceutical Corp.	16,860	481,016
MGI Pharma, Inc.*	23,460	587,204
Minrad International, Inc.*	18,400	87,400
Momenta Pharmaceuticals, Inc.*	6,400	62,208
Nabi Biopharmaceuticals*	16,451	70,081
Nastech Pharmaceutical Co., Inc.*(a)	9,400	118,816
Noven Pharmaceuticals, Inc.*(a)	8,700	154,512
Obagi Medical Products, Inc.*	1,500	25,395
Omrix Biopharmaceuticals, Inc.*	3,900	111,852
Onyx Pharmaceuticals, Inc.*	13,020	362,086
OSI Pharmaceuticals, Inc.*	17,300	557,752
Pain Therapeutics, Inc.*	11,010	92,264
Par Pharmaceutical Cos., Inc.*	9,795	232,044
Penwest Pharmaceuticals Co.*(a)	8,640	110,938
Perrigo Co.	23,511	438,480
Poniard Pharmaceuticals, Inc.*	10,600	61,480
Pozen, Inc.*	8,405	139,943
Progenics Pharmaceuticals, Inc.*	6,300	134,253
Regeneron Pharmaceuticals, Inc.*	16,077	239,386
Rigel Pharmaceuticals, Inc.*(a)	8,174	65,065
Salix Pharmaceuticals, Inc.*	14,870	163,867
Santarus, Inc.*	12,800	61,440
Savient Pharmaceuticals, Inc.*	14,452	171,112
Sciele Pharma, Inc.*	9,535	221,117
Somaxon Parmaceuticals, Inc.*	4,900	48,412
SuperGen, Inc.*	16,634	99,970
Trubion Pharmaceuticals, Inc.*	1,000	16,970
Valeant Pharmaceuticals International	25,800	404,802
Vanda Pharmaceuticals, Inc.*	8,500	159,035
Viropharma, Inc.*	18,500	237,725
Xenport, Inc.*	5,900	251,871

		11,150,432

Real Estate Investment Trusts (REITs) (5.3%)
Acadia Realty Trust	9,399	216,459
Agree Realty Corp.	2,100	61,131
Alesco Financial, Inc.	10,800	50,652
Alexander’s, Inc.*	500	177,050
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc.	8,636	$743,819
American Campus Communities, Inc.	6,650	169,908
American Financial Realty Trust	38,300	335,891
American Home Mortgage Investment Corp.	13,980	14,539
Anthracite Capital, Inc.	16,351	153,699
Anworth Mortgage Asset Corp.	12,400	97,960
Arbor Realty Trust, Inc.	4,730	93,418
Ashford Hospitality Trust	29,510	301,592
Associated Estates Realty Corp.	7,000	89,600
Biomed Realty Trust, Inc.	17,803	388,818
BRT Realty Trust	3,400	68,102
Capital Lease Funding, Inc.	10,200	94,554
Capital Trust, Inc., Class A	3,468	107,265
CBRE Realty Finance, Inc.	4,800	44,496
Cedarshopping Centers, Inc.	12,500	157,125
Corporate Office Properties Trust	10,280	387,453
Cousins Properties, Inc.	11,002	282,861
Crescent Real Estate Equities Co.	22,400	505,792
Crystal River Capital, Inc.	5,200	90,428
DCT Industrial Trust, Inc.	45,470	445,606
Deerfield Triarc Capital Corp.	14,000	153,580
Diamondrock Hospitality Co.	24,160	406,854
Digital Reality Trust, Inc.	13,610	451,172
EastGroup Properties, Inc.	6,210	256,100
Education Realty Trust, Inc.	10,700	140,705
Entertainment Properties Trust	7,214	321,384
Equity Inns, Inc.	16,936	378,689
Equity Lifestyle Properties, Inc.	5,436	246,577
Equity One, Inc.	9,325	215,221
Extra Space Storage, Inc.	16,840	236,434
Felcor Lodging Trust, Inc.	19,100	419,436
First Industrial Realty Trust	13,702	530,404
First Potomac Realty Trust	8,300	162,597
Franklin Street Properties Corp.	14,300	219,505
Friedman, Billings, Ramsey Group, Inc.	39,100	192,372
Getty Realty Corp.	3,635	91,602
Glimcher Realty Trust	12,178	258,904
GMH Communities Trust	9,870	82,908
Gramercy Capital Corp.	4,100	99,179
Healthcare Realty Trust, Inc.	14,500	336,690
Hersha Hospitality Trust	9,700	101,850
HFF, Inc., Class A*	4,000	50,160
Highwood Properties, Inc.	17,064	555,092
Home Properties of New York, Inc.	10,090	467,167
Impac Mortgage Holdings(a)	25,228	64,584
Inland Real Estate Corp.	15,770	238,442
Investors Real Estate Trust	13,097	125,993
JER Investors Trust, Inc.	5,700	62,529
Kite Realty Group Trust	6,969	111,225
Lasalle Hotel Properties	11,686	467,791
Lexington Corporate Properties Trust	17,995	339,566
LTC Properties, Inc.	4,940	99,146
Luminent Mortgage Capital, Inc.	16,457	120,630
Maguire Properties, Inc.	10,210	292,108
Medical Properties Trust, Inc.	16,510	184,912
MFA Mortgage Investments, Inc.	22,074	154,959
Mid-America Apartment Communities, Inc.	6,592	297,497
National Health Investors, Inc.	5,537	174,969
National Retail Properties, Inc.	18,140	392,912
Nationwide Health Properties, Inc.	24,274	578,449
Newcastle Investment Corp.	13,597	244,882
Northstar Realty Finance Corp.	14,620	147,516
Novastar Financial, Inc.	4,217	40,649
Omega Healthcare Investors, Inc.	18,300	236,619
Parkway Properties, Inc.	4,282	173,764
Pennsylvania Real Estate Investment Trust	8,867	345,281
Post Properties, Inc.	13,076	575,867
PS Business Parks, Inc.	4,045	206,700
Quadra Realty Trust, Inc.*	1,700	15,079
RAIT Financial Trust	17,543	181,746
Ramco-Gershenson Properties Trust	5,039	162,256
Realty Income(a)	29,900	701,753
Redwood Trust, Inc.	5,720	164,736
Republic Property Trust	10,555	147,981
Resource Capital Corp.	3,300	31,251
Saul Centers, Inc.	3,845	166,758
Senior Housing Properties Trust	21,097	364,556
Sovran Self Storage, Inc.	5,601	241,403
Spirit Finance Corp.	28,810	418,609
Strategic Hotel Capital, Inc.	20,232	430,537
Sun Communities, Inc.	5,910	160,870
Sunstone Hotel Investors, Inc.	18,950	470,339
Tanger Factory Outlet Centers, Inc.	9,597	320,828
U-Store-It Trust	11,410	163,277
Universal Health Realty Income Trust	2,873	84,035
Urstadt Biddle Properties	4,880	73,688
Washington Real Estate Investment Trust	13,884	414,299
Winthrop Realty Trust	7,900	52,614

		21,896,405

Real Estate Management & Development (0.2%)
Affordable Residential Communities*	12,862	146,112
Consolidated Tomoka Land Co.(a)	1,580	98,213
Grubb & Ellis Co.*	6,800	66,504
Meruelo Maddux Properties, Inc.*	11,770	75,446
Mission West Properties, Inc.	2,200	27,720
Move, Inc.*	28,339	94,935
Stratus Properties*	100	3,033
Tejon Ranch Co.*(a)	2,443	96,914
Thomas Properties Group, Inc.	8,900	121,396

		730,273

Road & Rail (0.5%)
AMERCO*	2,704	172,650
Arkansas Best Corp.	7,225	260,317
Celadon Group, Inc.*	8,700	131,022
Dollar Thrifty Automotive Group, Inc.*	7,500	276,900
Genesee & Wyoming, Inc.*	9,280	238,032
Heartland Express, Inc.	15,746	234,773
Knight Transportation, Inc.	14,220	250,841
Marten Transport Ltd.*	2,845	42,590
Old Dominion Freight Line, Inc.*	7,879	227,388
Patriot Transportation Holding, Inc.*	100	8,991
Saia, Inc.*	5,055	102,262
Universal Truckload Services, Inc.*	1,200	21,648
Werner Enterprises, Inc.	14,762	286,973

		2,254,387

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Semiconductors & Semiconductor Equipment (3.4%)
Actel Corp.*	7,109	$83,886
Advanced Analogic Technologies, Inc.*	13,500	119,880
Advanced Energy Industries, Inc.*	9,645	170,813
Amis Holdings, Inc.*	15,175	156,454
Amkor Technology, Inc.*	27,900	344,844
Anadigics, Inc.*(a)	16,000	232,480
Applied Micro Circuits Corp.*	79,070	230,884
Asyst Technologies, Inc.*	13,409	89,572
Atheros Communications*	14,965	417,224
ATMI, Inc.*	9,357	271,166
Axcelis Technologies, Inc.*	27,633	153,363
Brooks Automation, Inc.*	20,578	361,555
Cabot Microelectronics Corp.*(a)	6,532	278,459
Cavium Networks, Inc.*	700	16,625
Cirrus Logic, Inc.*	23,897	173,970
Cohu, Inc.	6,245	124,838
Conexant Systems, Inc.*	130,940	171,531
Credence Systems Corp.*	27,422	97,348
Cymer, Inc.*	9,838	420,575
Diodes, Inc.*	8,040	213,623
DSP Group, Inc.*	9,648	171,927
Eagle Test Systems, Inc.*	2,600	38,974
Entegris, Inc.*	36,654	395,130
Exar Corp.*	10,864	153,508
FormFactor, Inc.*	14,437	554,236
Genesis Microchip, Inc.*	11,504	99,280
Hittite Microwave Corp.*	3,600	144,792
Intevac*	7,000	113,750
IXYS Corp.*	7,302	69,442
Kulicke & Soffa Industries, Inc.*	19,268	180,348
Lattice Semiconductor Corp.*	37,275	176,311
LTX Corp.*	16,873	77,447
Mattson Technology, Inc.*	14,274	142,169
Micrel, Inc.	16,658	172,410
Microsemi*	22,508	524,662
Microtune, Inc.*	13,450	73,303
MIPS Technologies, Inc.*	11,774	104,200
MKS Instruments, Inc.*	15,723	356,912
Monolithic Power System, Inc.*	6,400	107,008
Netlogic Microsystems, Inc.*	5,300	161,544
OmniVision Technologies, Inc.*	14,928	256,314
On Semiconductor Corp.*	67,713	800,368
PDF Solutions, Inc.*(a)	4,200	46,578
Pericom Semiconductor Corp.*	7,000	74,760
Photronics, Inc.*	10,892	152,706
PLX Technology, Inc.*(a)	5,800	64,032
PMC-Sierra, Inc.*	63,600	484,632
RF Micro Devices, Inc.*	52,756	366,127
Rudolph Technologies, Inc.*	6,587	103,087
Semitool, Inc.*	6,018	57,592
Semtech Corp.*	22,635	367,819
Sigma Designs, Inc.*	6,200	197,160
Silicon Image, Inc.*	23,806	162,357
Silicon Storage Technology, Inc.*	25,684	92,976
SiRF Technology Holdings, Inc.*	14,275	334,606
Skyworks Solutions, Inc.*	43,437	344,021
Spansion, Inc., Class A*	26,400	280,104
Standard Microsystems Corp.*	7,361	245,784
Supertex, Inc.*	4,280	149,415
Techwell, Inc.*	2,100	26,208
Tessera Technologies, Inc.*	12,428	511,164
Trident Microsystems, Inc.*	17,373	264,243
TriQuint Semiconductor, Inc.*	38,339	169,458
Ultra Clean Holdings, Inc.*	3,100	43,617
Ultratech Stepper, Inc.*	7,450	93,423
Veeco Instruments, Inc.*	10,542	192,919
Volterra Semiconductor Corp.*	5,800	66,642
Zoran Corp.*	13,459	253,702

		14,148,257

Service Companies (0.1%)
Heidrick & Struggles International, Inc.*	5,755	309,274

		309,274

Software (3.2%)
ACI Worldwide, Inc.*	11,596	354,026
Actuate Corp.*	12,400	80,352
Advent Software, Inc.*	4,993	189,884
Ansoft Corp.*	4,600	116,334
Ansys, Inc.*	21,072	548,715
Aspen Technology, Inc.*	23,619	292,876
Blackbaud, Inc.	11,894	249,060
Blackboard, Inc.*	8,800	389,224
Borland Software Corp.*(a)	25,846	137,242
Bottomline Technologies, Inc.*	5,900	68,794
Chordiant Software, Inc.*	10,840	155,012
Commvault Systems, Inc.*	10,700	181,686
Comverge, Inc.*	700	22,008
Concur Technologies, Inc.*(a)	10,300	245,758
Double-Take Software, Inc.*	2,300	35,098
Epicor Software Corp.*	17,089	223,182
EPIQ Systems, Inc.*(a)	9,175	156,434
eSPEED, Inc.*	8,511	68,939
Falconstor Software, Inc.*	11,699	121,553
Henry (Jack) & Associates, Inc.	23,635	567,713
I2 Technologies, Inc.*	6,100	99,064
Informatica Corp.*	25,953	361,785
Innerworkings, Inc.*(a)	5,800	77,430
InterVoice-Brite, Inc.*	14,156	112,682
JDA Software Group, Inc.*	8,729	197,363
Lawson Software, Inc.*(a)	40,440	385,393
Macrovision Corp.*	16,252	386,472
Magma Design Automation, Inc.*	12,398	183,614
Mentor Graphics Corp.*	25,500	306,255
MICROS Systems, Inc.*	12,034	641,171
MicroStrategy, Inc.*	2,886	210,995
Midway Games, Inc.*	7,137	43,536
MSC Software Corp.*	9,700	125,906
Net 1 UEPS Technologies, Inc.*(a)	12,500	285,375
Nuance Communications, Inc.*(a)	38,432	633,359
Opentv Corp.*	12,400	23,560
Parametric Technology Corp.*	34,195	602,858
Pegasystems, Inc.	1,000	10,540
Progress Software Corp.*	12,035	364,059
QAD, Inc.	1,400	11,340
Quality Systems, Inc.	5,854	226,784
Quest Software, Inc.*	18,562	274,718
Radiant Systems, Inc.*	7,135	99,176
Renaissance Learning, Inc.(a)	765	8,660
Secure Computing Corp.*	15,391	121,589
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Software (continued)
Solera Holdings, Inc.*	5,600	$104,720
Sonic Solutions*	6,100	68,198
Sourceforge, Inc.*	14,600	54,166
SPSS, Inc.*	5,873	241,028
Sybase, Inc.*	24,800	588,256
Take-Two Interactive Software, Inc.*	19,800	349,074
THQ, Inc.*	18,141	521,735
Tibco Software, Inc.*	61,060	496,418
Ultimate Software Group, Inc. (The)*(a)	7,500	203,475
Unica Corp.*	900	10,539
Vasco Data Security International, Inc.*	8,400	222,348
Wind River Systems, Inc.*	20,246	193,552

		13,051,083

Specialty Retail (2.9%)
A.C. Moore Arts & Crafts, Inc.*	5,480	99,078
Aaron Rents, Inc.	11,401	263,591
Aeropostale, Inc.*	14,066	535,633
Asbury Automotive Group, Inc.	5,560	122,987
Bebe Stores, Inc.	6,300	87,381
Big 5 Sporting Goods Corp.	8,200	175,234
Blockbuster, Inc.*	59,980	257,314
Books-A-Million, Inc.	5,900	93,043
Borders Group, Inc.(a)	15,900	260,124
Buckle (The)	3,138	109,673
Build-A-Bear-Workshop, Inc.*(a)	5,500	110,000
Cabela’s, Inc.*	8,805	179,710
Cache, Inc.*	5,300	90,365
Casual Male Retail Group, Inc.*	12,706	129,855
Cato Corp.	8,091	167,322
Charlotte Russe Holding, Inc.*	8,636	153,462
Charming Shoppes*	38,010	375,539
Children’s Place Retail Store, Inc. (The)*	7,111	242,556
Christopher & Banking Corp.	9,839	146,798
Citi Trends, Inc.*	4,500	148,050
CSK Auto Corp.*	11,100	151,404
Deb Shops, Inc.	100	2,590
Dress Barn, Inc.*	14,929	271,559
DSW Inc., Class A*	4,965	165,037
Eddie Bauer Holdings, Inc.*	6,200	74,772
Finish Line, Inc., Class A (The)	15,774	106,632
G-III Apparel Group*	5,200	83,876
Genesco, Inc.*	6,720	339,696
Group 1 Automotive, Inc.	6,563	246,244
Guitar Center, Inc.*	8,855	514,033
Gymboree*	8,902	383,231
Haverty Furniture Co., Inc.(a)	5,675	63,276
Hibbett Sports, Inc.*	10,159	260,375
Hot Topic, Inc.*	14,538	130,842
J Crew Group, Inc.*	10,190	512,557
Jos. A. Bank Clothiers, Inc.*	5,855	201,998
Lithia Motors, Inc., Class A	4,273	87,981
MarineMax, Inc.*	4,400	82,280
Men’s Wearhouse, Inc.	14,400	711,360
Monro Muffler, Inc.	3,450	115,506
New York & Co., Inc.*	4,100	39,975
Pacific Sunwear of California, Inc.*	19,560	352,471
Payless ShoeSource, Inc.*	17,714	471,547
Pep Boys — Manny, Moe & Jack (The)(a)	12,983	219,802
Pier 1 Imports, Inc.*	24,000	156,480
Rent-A-Center, Inc.*	21,250	412,462
Sally Beauty Holdings, Inc.*	21,800	175,054
Select Comfort Corp.*	14,904	237,570
Shoe Carnival, Inc.*	3,700	81,067
Sonic Automotive, Inc.	7,152	195,965
Stage Stores, Inc.	10,701	190,906
Stein Mart, Inc.	7,433	79,979
Syms Corp.	200	2,952
Talbots, Inc.	5,400	124,146
Tween Brands, Inc.*	8,107	310,174
West Marine, Inc.*(a)	5,062	79,322
Wet Seal, Inc. (The), Class A*	21,005	97,883
Zale Corp.*	13,302	282,401
Zumiez, Inc.*	4,700	173,853

		11,936,973

Technology (0.0%)
Arrowhead Research Corp.*	13,800	62,238

		62,238

Telephones (0.1%)
Consolidated Communications Holdings, Inc.	4,700	85,634
Rural Cellular Corp.*	2,700	115,182

		200,816

Textiles, Apparel & Luxury Goods (1.4%)
Brown Shoe Co., Inc.	11,954	250,317
Carter’s, Inc.*	14,608	309,251
Cherokee, Inc.	3,000	105,810
Cole (Kenneth) Productions, Inc.	3,070	64,930
Columbia Sportswear Co.	3,900	244,530
Deckers Outdoor Corp.*	3,478	358,582
Fossil, Inc.*	12,545	320,525
Heelys, Inc.*	1,700	37,230
Iconix Brand Group, Inc.*	13,800	272,964
K-Swiss, Inc., Class A	6,981	155,467
Kellwood Co.	7,067	181,198
Maidenform Brands, Inc.*	5,100	91,698
Movado Group, Inc.	4,637	130,949
Oxford Industries, Inc.	4,157	167,943
Perry Ellis International, Inc.*	3,782	113,498
Quiksilver, Inc.*	33,800	433,654
Skechers U.S.A., Inc.*	5,285	109,875
Steven Madden Ltd.	6,898	194,524
Stride Rite Corp.	10,012	203,944
Timberland Co., Class A*	12,800	304,256
True Religion Apparel, Inc.*	3,800	69,768
Under Armour, Inc.*	7,530	462,417
UniFirst Corp.	3,043	114,295
Volcom, Inc.*	3,900	138,372
Warnaco Group, Inc. (The)*	13,723	495,537
Weyco Group, Inc.	400	10,204
Wolverine World Wide, Inc.	14,746	399,027
Xerium Technologies, Inc.	1,900	11,419

		5,752,184

Thrifts & Mortgage Finance (1.4%)
Accredited Home Lenders Holding Co.*	7,792	79,634
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Thrifts & Mortgage Finance (continued)
Anchor BanCorp Wisconsin, Inc.	7,317	$163,535
Bank Mutual Corp.(a)	16,660	174,930
BankAtlantic Bancorp, Inc., Class A	13,612	119,377
BankUnited Financial Corp., Class A	10,374	174,698
Berkshire Hills Bancorp, Inc.(a)	2,440	64,026
Brookline Bancorp, Inc.	19,885	204,219
Centerline Holding Co.	13,821	172,486
City Bank(a)	2,955	72,043
Clayton Holdings, Inc.*	1,900	17,499
Clifton Savings Bancorp, Inc.(a)	600	6,000
Corus Bankshares, Inc.(a)	13,340	216,908
Delta Financial Corp.	6,800	67,320
Dime Community Bancshares	7,264	81,284
Downey Financial Corp.	5,700	303,183
Federal Agricultural Mortgage Corp., Class C	3,000	83,940
First Busey Corp.	2,850	55,176
First Financial Holdings, Inc.	3,200	86,592
First Niagara Financial Group, Inc.	32,490	417,821
First Place Financial Corp.	3,035	47,892
FirstFed Financial Corp.*(a)	5,236	236,667
Flagstar Bancorp	11,495	122,997
Franklin Bank Corp.*	9,565	102,633
Fremont General Corp.	18,400	106,168
ITLA Capital Corp.	2,335	99,238
Kearny Financial Corp.	4,000	47,520
KNBT Bancorp, Inc.	5,900	77,585
MAF Bancorp, Inc.	9,645	506,556
NASB Financial, Inc.	200	5,682
NewAlliance Bancshares, Inc.(a)	30,820	416,378
Northwest Bancorp, Inc.	3,890	102,151
Ocwen Financial Corp.*(a)	8,760	94,958
Partners Trust Financial Group	15,772	188,633
PFF Bancorp, Inc.	6,505	108,764
Provident Financial Services, Inc.	17,906	252,475
Provident New York Bancorp(a)	9,275	126,511
Rockville Financial, Inc.	2,200	30,932
Roma Financial Corp.	400	5,788
Tierone Corp.	6,161	142,997
Triad Guaranty, Inc.*	4,334	119,488
TrustCo Bank Corp.	24,708	229,290
United Community Financial Corp.	5,611	40,007
ViewPoint Financial Group	1,100	17,281
Wauwatosa Holdings, Inc.*	560	8,484
Westfield Financial, Inc.	2,828	25,736
WSFS Financial Corp.	2,409	133,025

		5,956,507

Tobacco (0.2%)
Alliance One International, Inc.*	26,211	226,725
Universal Corp.	7,632	421,363
Vector Group Ltd.	10,218	218,665

		866,753

Trading Companies & Distributors (0.7%)
Applied Industrial Technologies, Inc.	11,712	332,504
Beacon Roofing Supply, Inc.*	12,570	188,047
BlueLinx Holdings, Inc.	1,980	16,573
Electro Rent Corp.	3,300	44,715
Global Sources Ltd. — BR*	5,700	108,414
H&E Equipment Services, Inc.*	4,200	114,114
Houston Wire & Cable Co.*	3,600	92,772

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Trading Companies & Distributors (continued)
Interline Brands, Inc.*	6,700	$153,899
Kaman Corp., Class A	8,008	268,188
Lawson Products, Inc.	1,124	39,475
NuCo2, Inc.*(a)	4,175	105,502
Rush Enterprises, Inc., Class A*	7,300	204,035
TAL International Group, Inc.	3,200	84,096
Transdigm Group, Inc.*	2,100	86,520
UAP Holding Corp.	15,760	428,199
Watsco, Inc.	7,133	356,008
Williams Scotsman International, Inc.*	9,935	269,735

		2,892,796

Transportation (0.2%)
Golar LNG Ltd.	11,500	200,905
GulfMark Offshore Services, Inc.*	7,140	335,437
Horizon Lines, Inc.	8,200	236,652
Knightsbridge Tankers Ltd. — BR	5,800	157,644

		930,638

Water Utilities (0.2%)
American States Water Co.	5,846	215,659
Cadiz, Inc.*	4,900	86,044
California Water Service Group(a)	5,297	195,989
Consolidated Water Co. Ltd.	2,600	75,270
Pico Holdings, Inc.*	3,600	148,140
SJW Corp.	3,345	96,302
Southwest Water Co.(a)	8,825	116,755

		934,159

Wireless Telecommunication Services (0.5%)
Centennial Communications*	9,300	95,139
Dobson Communications Corp., Class A*	42,480	528,876
Fibertower Corp.*	34,980	123,130
Hughes Communications, Inc.*	1,000	46,100
ICO Global Communications (Holdings) Ltd.*	35,100	112,320
InPhonic, Inc.*	13,080	47,088
Interdigital, Inc.*	13,650	381,517
iPCS, Inc.	4,800	155,952
Nextwave Wireless, Inc.*	4,100	25,215
Novatel Wireless, Inc.*	9,304	200,315
Syniverse Holdings, Inc.*	5,200	69,940
U..S.A. Mobility, Inc.	6,724	160,502

		1,946,094

Total Common Stocks (Cost $366,829,500)		373,188,747

REPURCHASE AGREEMENTS (9.7%)
Nomura Securities, 5.15% dated 07/31/07, due 08/01/07, repurchase price $40,208,520, collateralized by U.S. Government Agency Mortgages with a market value of $41,006,824.	$40,202,769	40,202,769

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Index Fund

Description		Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.8%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $11,484,270, collateralized by U.S. Government Agency Mortgages with a market value of $11,712,218	11,482,567	11,482,567
Total Investments
(Cost $418,514,836) (b) — 102.8%		424,874,083
Liabilities in excess of other assets — (2.8)%		(11,543,000)
NET ASSETS — 100.0%		$413,331,083

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2007.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

BR	Brazil

KY	Cayman Islands

PA	Panama

PR	Puerto Rico

MH	Marshall Islands

BS	Bahamas
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Investor Destinations Aggressive Fund

	Shares	Value
MUTUAL FUNDS (100.1%)(a)
Equity Funds (94.8%)
Nationwide International Index Fund, Institutional Class	29,310,777	$340,591,228
Nationwide Mid Cap Market Index Fund, Institutional Class	10,748,495	167,784,001
Nationwide S&P 500 Index Fund, Institutional Class	36,181,294	448,648,040
Nationwide Small Cap Index Fund, Institutional Class	8,960,387	111,288,001

		1,068,311,270

Fixed Income Fund (5.3%)
Nationwide Bond Index Fund, Institutional Class	5,638,362	59,935,784

Total Investments
(Cost $957,445,207) (b) — 100.1%		1,128,247,054
Liabilities in excess of other assets — (0.1)%		(816,160)

NET ASSETS — 100.0%		$1,127,430,894

(a)	Investment in affiliate

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Investor Destinations Moderately Aggressive Fund

	Shares or
	Principal
	Amount	Value
MUTUAL FUNDS (95.6%)(a)
Equity Funds (78.7%)
Nationwide International Index Fund, Institutional Class	37,801,095	$439,248,722
Nationwide Mid Cap Market Index Fund, Institutional Class	16,439,785	256,625,040
Nationwide S&P 500 Index Fund, Institutional Class	48,913,867	606,531,957
Nationwide Small Cap Index Fund, Institutional Class	6,773,797	84,130,554

		1,386,536,273

Fixed Income Funds (16.4%)
Nationwide Bond Index Fund, Institutional Class	26,040,473	276,810,232
Nationwide Enhanced Income Fund, Institutional Class	1,403,921	12,859,916

		289,670,148

Money Market Fund (0.5%)
NMF Money Market Fund, Institutional Class	8,526,157	8,526,157

Total Mutual Funds (Cost $1,439,720,539)		1,684,732,578

FIXED CONTRACT (4.4%)(a) (b)
Nationwide Fixed Contract	$76,586,689	76,586,689

Total Investments
(Cost $1,516,307,229) (c) — 100.0%		1,761,319,267
Other assets in excess of liabilities — 0.0%		618,267

NET ASSETS — 100.0%		$1,761,937,534

(a)	Investment in affiliate

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Investor Destinations Moderate Fund

	Shares or
	Principal
	Amount	Value
MUTUAL FUNDS (89.4%)(a)
Equity Funds (58.5%)
Nationwide International Index Fund, Institutional Class	21,894,255	$254,411,243
Nationwide Mid Cap Market Index Fund, Institutional Class	10,544,399	164,598,063
Nationwide S&P 500 Index Fund, Institutional Class	40,560,070	502,944,865
Nationwide Small Cap Index Fund, Institutional Class	6,515,794	80,926,161

		1,002,880,332
Fixed Income Funds (30.5%)
Nationwide Bond Index Fund, Institutional Class	41,631,618	442,544,102
Nationwide Enhanced Income Fund, Institutional Class	8,711,697	79,799,143

		522,343,245

Money Market Fund (0.4%)
NMF Money Market Fund, Institutional Class	7,322,186	7,322,186

Total Mutual Funds (Cost $1,358,341,380)		1,532,545,763

FIXED CONTRACT (10.5%)(a) (b)
Nationwide Fixed Contract	$179,346,621	179,346,621

Total Investments
(Cost $1,537,688,001) (c) — 99.9%		1,711,892,384
Other assets in excess of liabilities — 0.1%		1,335,020

NET ASSETS — 100.0%		$1,713,227,404

(a)	Investment in affiliate

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Investor Destinations Moderately Conservative Fund

	Shares or
	Principal
	Amount	Value
MUTUAL FUNDS (84.7%)(a)
Equity Funds (38.6%)
Nationwide International Index Fund, Institutional Class	3,201,585	$37,202,418
Nationwide Mid Cap Market Index Fund, Institutional Class	2,315,244	36,140,965
Nationwide S&P 500 Index Fund, Institutional Class	5,952,729	73,813,838
		147,157,221
Fixed Income Funds (45.5%)
Nationwide Bond Index Fund, Institutional Class	12,825,531	136,335,396
Nationwide Enhanced Income Fund, Institutional Class	4,051,768	37,114,199
		173,449,595

Money Market Fund (0.6%)
NMF Money Market Fund, Institutional Class	2,425,976	2,425,976
Total Mutual Funds (Cost $303,719,123)		323,032,792

FIXED CONTRACT (15.1%)(a) (b)
Nationwide Fixed Contract	$57,592,657	57,592,657

Total Investments
(Cost $361,311,783) (c) — 99.8%		380,625,449
Other assets in excess of liabilities — 0.2%		841,088

NET ASSETS — 100.0%		$381,466,537

(a)	Investment in affiliate

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Investor Destinations Conservative Fund

	Shares or
	Principal
	Amount	Value
MUTUAL FUNDS (77.0%)(a)
Equity Funds (18.8%)
Nationwide International Index Fund, Institutional Class	971,345	$11,287,032
Nationwide Mid Cap Market Index Fund, Institutional Class	699,994	10,926,903
Nationwide S&P 500 Index Fund, Institutional Class	1,786,472	22,152,258
		44,366,193
Fixed Income Funds (53.5%)
Nationwide Bond Index Fund, Institutional Class	8,719,922	92,692,771
Nationwide Enhanced Income Fund, Institutional Class	3,655,366	33,483,150
		126,175,921

Money Market Fund (4.7%)
NMF Money Market Fund, Institutional Class	10,963,757	10,963,757
Total Mutual Funds (Cost $176,534,644)		181,505,871

FIXED CONTRACT (22.7%)(a) (b)
Nationwide Fixed Contract	$53,414,962	53,414,962

Total Investments
(Cost $229,949,606) (c) — 99.7%		234,920,833
Other assets in excess of liabilities — 0.3%		802,376

NET ASSETS — 100.0%		$235,723,209

(a)	Investment in affiliate

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Optimal Allocations Fund: Growth

	Shares or
	Principal
	Amount	Value
MUTUAL FUNDS (82.8%)
Equity Funds (82.8%)
Credit Suisse Commodity Return Strategy Fund	60,249	$689,247
Nationwide Emerging Markets Fund Institutional(a)	31,012	705,832
Nationwide Global Financial Services Fund Institutional(a)	99,858	1,545,804
Nationwide Global Health Sciences Fund Institutional(a)	96,729	1,124,955
Nationwide Global Natural Resources Fund Institutional(a)	29,557	672,135
Nationwide Global Technology and Communications Fund Institutional(a)	207,075	1,037,446
Nationwide Global Utilities Fund Fund Institutional(a)	34,947	486,811
Nationwide International Growth Fund Institutional(a)	94,222	1,521,692
Nationwide Leaders Fund Institutional(a)	93,839	1,310,932
Nationwide Micro Cap Equity Fund Institutional(a)	25,401	476,517
Nationwide Narket Neutral Fund Fund Institutional(a)	49,138	473,202
Nationwide Small Cap Fund Institutional(a)	48,746	1,086,544
Nationwide US Growth Leaders Fund Institutional(a)	118,119	1,286,320
Nationwide US Growth Leaders Long Short Fund Institutional(a)	104,934	1,172,112
Total Mutual Funds (Cost $12,796,385)		13,589,549
EXCHANGE TRADED FUNDS — (15.8%)
Equity Funds (12.0%)
iShares S&P 500 Index Fund	$3,166	461,318
iShares Russell Midcap Index Fund	5,932	622,682
iShares Cohen & Steers Realty Majors Index Fund	10,614	889,559
		1,973,559
Fixed Income Fund (3.8%)
iShares Lehman US Treasury Inflation Protected Securities Fund	6,176	622,541
Total Exchange Traded Funds — (Cost $2,713,425)		2,596,100
CASH EQUIVALENT (1.2%)
Money Market Fund (1.2%)
AIM Liquid Assets Portfolio	204,958	204,958
Total Investments
(Cost $15,714,768) (b) — 99.8%		16,390,607
Other assets in excess of liabilities — 0.2%		31,827

NET ASSETS — 100.0%		$16,422,434

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Optimal Allocations Fund: Moderate

	Shares or
	Principal
	Amount	Value
MUTUAL FUNDS (59.9%)
Equity Funds (51.7%)
Credit Suisse Commodity Return Strategy Fund	112,910	$1,291,690
Nationwide Emerging Markets Fund Institutional(a)	38,760	882,172
Nationwide Global Financial Services Fund Institutional(a)	134,327	2,079,384
Nationwide Global Health Sciences Fund Institutional(a)	138,096	1,606,059
Nationwide Global Natural Resources Fund Institutional(a)	55,409	1,259,998
Nationwide Global Technology and Communications Fund Institutional(a)	182,632	914,984
Nationwide Global Utilities Fund Fund Institutional(a)	58,218	810,973
Nationwide International Growth Fund Institutional(a)	183,176	2,958,294
Nationwide Leaders Fund Institutional(a)	117,737	1,644,788
Nationwide Mid Cap Growth Fund Institutional(a)	93,353	1,615,944
Nationwide Narket Neutral Fund Fund Institutional(a)	210,546	2,027,559
Nationwide Small Cap Fund Institutional(a)	52,501	1,170,245
Nationwide Us Growth Leaders Fund Institutional(a)	73,792	803,595
Nationwide US Growth Leaders Long Short Fund Institutional(a)	224,708	2,509,987
		21,575,672

Fixed Income Fund (8.2%)
Oppenheimer International Bond Fund	546,740	3,422,593
Total Mutual Funds (Cost $23,563,310)		24,998,265

EXCHANGE TRADED FUNDS — (39.0%)
Equity Funds (6.7%)
iShares S&P 500 Index Fund	$5,868	855,026
iShares Cohen & Steers Realty Majors Index Fund	22,671	1,900,057
iShares Russell Midcap Index Fund	488	51,225
		2,806,308
Fixed Income Funds (32.3%)
iShares Lehman US Treasury Inflation Protected Securities Fund	41,809	4,214,347
iShares Lehman Aggregate Bond Fund	72,098	7,136,981
iShares Lehman 1-3 Year Treasury Bond Fund	26,193	2,110,632
		13,461,960
Total Exchange Traded Funds — (Cost $16,357,315)		16,268,268

CASH EQUIVALENT (1.0%)
Money Market Fund (1.0%)
AIM Liquid Assets Portfolio	445,847	445,847
Total Investments
(Cost $40,366,471) (b) — 99.9%		41,712,380
Other assets in excess of liabilities — 0.1%		32,273

NET ASSETS — 100.0%		$41,744,653

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Optimal Allocations Fund: Moderate Growth

	Shares or
	Principal
	Amount	Value
MUTUAL FUNDS (74.2%)
Equity Funds (70.1%)
Credit Suisse Commodity Return Strategy Fund	138,624	$1,585,862
Nationwide Emerging Markets Fund Institutional(a)	53,517	1,218,056
Nationwide Global Financial Services Fund Institutional(a)	176,187	2,727,377
Nationwide Global Health Sciences Fund Institutional(a)	190,873	2,219,858
Nationwide Global Natural Resources Fund Institutional(a)	68,034	1,547,083
Nationwide Global Technology and Communications Fund Institutional(a)	322,546	1,615,958
Nationwide Global Utilities Fund Fund Institutional(a)	80,467	1,120,905
Nationwide International Growth Fund Institutional(a)	216,891	3,502,797
Nationwide Leaders Fund Institutional(a)	161,991	2,263,013
Nationwide Mid Cap Growth Fund Institutional(a)	63,954	1,107,051
Nationwide Narket Neutral Fund Fund Institutional(a)	153,365	1,476,902
Nationwide Small Cap Fund Institutional(a)	80,190	1,787,424
Nationwide Us Growth Leaders Fund Institutional(a)	169,973	1,851,010
Nationwide US Growth Leaders Long Short Fund Institutional(a)	241,461	2,697,123
		26,720,419

Fixed Income Fund (4.1%)
Oppenheimer International Bond Fund	251,703	1,575,661
Total Mutual Funds (Cost $26,429,254)		28,296,080

EXCHANGE TRADED FUNDS — (24.8%)
Equity Funds (8.6%)
iShares S&P 500 Index Fund	$5,223	761,043
iShares Russell Midcap Index Fund	4,377	459,454
iShares Cohen & Steers Realty Majors Index Fund	24,457	2,049,741
		3,270,238
Fixed Income Funds (16.2%)
iShares Lehman US Treasury Inflation Protected Securities Fund	30,838	3,108,471
iShares Lehman Aggregate Bond Fund	30,866	3,055,425
		6,163,896
Total Exchange Traded Funds — (Cost $9,586,469)		9,434,134

CASH EQUIVALENT (0.6%)
Money Market Fund (0.6%)
AIM Liquid Assets Portfolio	227,872	227,872
Total Investments
(Cost $36,243,595) (b) — 99.6%		37,958,086
Other assets in excess of liabilities — 0.4%		152,010

NET ASSETS — 100.0%		$38,110,096

(a)	Investment in affiliate

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Optimal Allocations Fund: Specialty

	Shares or
	Principal
	Amount	Value
MUTUAL FUNDS (88.5%)
Equity Funds (88.5%)
Credit Suisse Commodity Return Strategy Fund	480,606	$5,498,132
Nationwide Emerging Markets Fund Institutional(a)	445,192	10,132,569
Nationwide Global Financial Services Fund Institutional(a)	1,095,626	16,960,297
Nationwide Global Health Sciences Fund Institutional(a)	1,058,521	12,310,601
Nationwide Global Natural Resources Fund Institutional(a)	330,107	7,506,622
Nationwide Global Technology and Communications Fund Institutional(a)	2,387,232	11,960,032
Nationwide Global Utilities Fund Fund Institutional(a)	371,799	5,179,161
Nationwide Micro Cap Equity Fund Institutional(a)	486,509	9,126,908
Nationwide Narket Neutral Fund Fund Institutional(a)	314,060	3,024,396
Nationwide US Growth Leaders Long Short Fund Institutional(a)	1,052,378	11,755,059

Total Mutual Funds (Cost $87,976,022)		93,453,777

EXCHANGE TRADED FUNDS — (10.8%)
Equity Fund (7.0%)
iShares Cohen & Steers Realty Majors Index Fund	$88,306	7,400,926
Fixed Income Fund (3.8%)
iShares Lehman US Treasury Inflation Protected Securities Fund	$39,224	3,953,779

Total Exchange Traded Funds — (Cost $12,000,083)		11,354,705

Total Investments
(Cost $99,976,105) (b) — 99.3%		104,808,482
Other assets in excess of liabilities — 0.7%		736,443

NET ASSETS — 100.0%		$105,544,925

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Optimal Allocations Fund: Defensive

	Shares or
	Principal
	Amount	Value
MUTUAL FUNDS (46.7%)
Equity Funds (34.7%)
Credit Suisse Commodity Return Strategy Fund	6,349	$72,630
Nationwide Global Financial Services Fund Institutional(a)	8,216	127,189
Nationwide Global Health Sciences Fund Institutional(a)	7,765	90,309
Nationwide Global Natural Resources Fund Institutional(a)	3,115	70,845
Nationwide Global Technology and Communications Fund Institutional(a)	10,578	52,996
Nationwide Global Utilities Fund Fund Institutional(a)	4,910	68,402
Nationwide Narket Neutral Fund Fund Institutional(a)	21,516	207,203
Nationwide US Growth Leaders Long Short Fund Institutional(a)	12,636	141,139

		830,713

Fixed Income Fund (12.0%)
Oppenheimer International Bond Fund	46,111	288,653

Total Mutual Funds (Cost $1,106,679)		1,119,366

EXCHANGE TRADED FUNDS — (49.0%)
Equity Fund (3.8%)
iShares Cohen & Steers Realty Majors Index Fund	$1,098	92,023

Fixed Income Funds (45.2%)
iShares Lehman Aggregate Bond Fund	4,094	405,265
iShares Lehman 1-3 Year Treasury Bond Fund	4,272	344,238
iShares Lehman US Treasury Inflation Protected Securities Fund	3,304	333,043

		1,082,546

Total Exchange Traded Funds — (Cost $1,195,444)		1,174,569
CASH EQUIVALENT (3.2%
Money Market Fund (3.2%)
AIM Liquid Assets Portfolio	76,335	76,335

Total Investments
(Cost $2,378,458) (b) — 98.9%		2,370,270
Other assets in excess of liabilities — 1.1%		25,969

NET ASSETS — 100.0%		$2,396,239

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Growth Fund

	Shares	Value

COMMON STOCKS (99.0%)
Aerospace & Defense (5.6%)
Boeing Co. (The)	33,380	$3,452,494
Honeywell International, Inc.	26,320	1,513,663
Precision Castparts Corp.	12,490	1,711,879
Rockwell Collins, Inc.	35,370	2,429,919
Spirit Aerosystems Holdings, Inc., Class A*(a)	17,000	617,100
United Technologies Corp.	16,850	1,229,545
		10,954,600
Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	23,900	1,162,735
FedEx Corp.	13,500	1,494,990
		2,657,725
Auto Components (0.5%)
Johnson Controls, Inc.	8,460	957,249
		957,249
Beverages (0.8%)
Coca-Cola Co.	29,000	1,511,190
		1,511,190
Biotechnology (4.2%)
Amgen, Inc.*	3,400	182,716
Celgene Corp.	26,650	1,613,924
Genentech, Inc.*	26,400	1,963,632
Genzyme Corp.*	13,700	864,059
Gilead Sciences, Inc.*	80,530	2,998,132
Pharmion Corp.(a)	22,340	544,202
		8,166,665
Capital Markets (0.9%)
Northern Trust Corp.	26,950	1,683,297
		1,683,297
Chemicals (2.1%)
Air Products & Chemicals, Inc.	15,260	1,318,006
Monsanto Co.	43,600	2,810,020
		4,128,026
Commercial Services & Supplies (0.4%)(a)
Resources Connection, Inc.	25,140	816,296
		816,296
Communications Equipment (6.8%)
Cisco Systems, Inc.*	236,470	6,836,348
Corning, Inc.	101,920	2,429,773
Foundry Networks, Inc.*(a)	60,250	1,059,797
QUALCOMM, Inc.	48,290	2,011,278
Shoretel, Inc.*	76,100	990,822
		13,328,018
Computers & Peripherals (5.7%)
Apple, Inc.*	22,340	2,943,518
Diebold, Inc.(a)	7,380	373,945
Hewlett-Packard Co.	97,950	4,508,638
International Business Machines Corp.	14,300	1,582,295
Research In Motion*	4,500	963,000
Western Digital Corp.	36,100	770,735
		11,142,131
Construction & Engineering (0.1%)
Fluor Corp.	2,300	265,673
		265,673

	Shares	Value

COMMON STOCKS (CONTINUED)
Consumer Finance (0.5%) (Continued)
American Express Co.	16,800	$983,472
		983,472
Diversified Financial Services (4.0%)
Blackrock, Inc.(a)	5,030	802,285
CME Group, Inc.	1,860	1,027,650
Franklin Resources, Inc.	13,210	1,682,558
Goldman Sachs Group, Inc.	8,700	1,638,558
IntercontinentalExchange, Inc.	8,470	1,280,071
Merrill Lynch & Co., Inc.	8,440	626,248
Morgan Stanley	11,300	721,731
		7,779,101
Diversified Telecommunication Services (0.4%)(a)
American Tower Corp.*	19,120	796,539
		796,539
Electrical Equipment (3.0%)
Ametek, Inc.	38,945	1,519,634
Cooper Industries Ltd., Class A ADR — BM	41,220	2,181,362
Emerson Electric Co.	48,650	2,289,956
		5,990,952
Electronic Equipment & Instruments (0.1%) Jabil Circuit, Inc.	12,560	282,977
		282,977
Energy Companies (0.4%)
Suntech Power Holdings Co. Ltd. ADR -CN*	17,500	705,775
		705,775
Energy Equipment & Services (2.3%)
Halliburton Co.	9,670	348,313
Schlumberger Ltd. ADR — NL	13,600	1,288,192
Smith International, Inc.	8,370	514,002
Transocean, Inc. ADR — KY*	21,240	2,282,238
		4,432,745
Entertainment (1.1%)
Walt Disney Co. (The)	64,500	2,128,500
		2,128,500
Food & Staples Retailing (2.2%)
CVS Caremark Corp.	75,809	2,667,719
Kroger Co.	14,600	379,016
Wal-Mart Stores, Inc.	27,320	1,255,354
		4,302,089
Food Products (2.4%)
General Mills, Inc.	11,050	614,601
PepsiCo, Inc.	62,560	4,105,187
		4,719,788
Gas Utilities (0.3%)
Questar Corp.	11,500	592,135
		592,135
Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	29,630	1,558,538
Beckman Coulter, Inc.	7,080	501,406
Becton, Dickinson & Co.	12,950	988,862
Gen-Probe, Inc.	16,540	1,042,185
Hologic, Inc.*(a)	14,760	764,568
Kinetic Concept*(a)	6,400	393,472
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Growth Fund

	Shares	Value

COMMON STOCKS (CONTINUED)

Health Care Equipment & Supplies (continued)
Medtronic, Inc.	33,320	$1,688,324
		6,937,355
Health Care Providers & Services (1.8%)
McKesson Corp.	17,320	1,000,403
Medco Health Solutions, Inc.*	13,760	1,118,275
UnitedHealth Group, Inc.	28,310	1,371,054
		3,489,732
Hotels, Restaurants & Leisure (1.8%)
International Game Technology	4,100	144,812
MGM Grand, Inc.*(a)	20,720	1,514,839
P.F. Chang’s China Bistro, Inc.(a)	17,130	560,836
Starwood Hotels & Resorts Worldwide, Inc.	20,210	1,272,422
		3,492,909
Household Durables (0.4%)
Newell Rubbermaid, Inc.	19,380	512,601
Snap-on, Inc.	7,240	378,869
		891,470
Household Products (0.8%)
Procter & Gamble Co. (The)	24,780	1,532,891
		1,532,891
Industrial Conglomerates (0.8%)
Textron, Inc.	14,600	1,648,194
		1,648,194
Insurance (1.5%)
AFLAC, Inc.	37,800	1,970,136
Prudential Financial, Inc.	10,820	958,977
		2,929,113
Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	14,700	1,154,538
		1,154,538
Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	32,970	1,119,661
eBay, Inc.*	40,000	1,296,000
Google, Inc., Class A*	7,710	3,932,100
Yahoo!, Inc.*	29,900	695,175
		7,042,936
IT Services (0.8%)
Cognizant Technology Solutions Corp.	19,620	1,588,828
		1,588,828
Life Sciences Tools & Services (1.6%)
Covance, Inc.*(a)	12,150	857,426
Thermo Fisher Scientific, Inc.*	44,700	2,333,787
		3,191,213
Machinery (1.6%)
Caterpillar, Inc.	10,230	806,124
Cummins, Inc.	5,120	607,744
Harsco Corp.	9,820	517,121
Parker Hannifin Corp.	11,350	1,120,018
		3,051,007
Manufacturing (0.6%)
3M Co.	4,000	355,680
Polypore International, Inc.*	43,880	807,392
		1,163,072

	Shares	Value

COMMON STOCKS (CONTINUED)

Media (1.4%)
Comcast Corp., Class A*	92,505	$2,430,106
DIRECTV Group, Inc.*	12,700	284,607
		2,714,713
Metals & Mining (1.6%)
Alcoa, Inc.	10,350	395,370
Allegheny Technologies, Inc.	13,290	1,394,520
Freeport-McMoRan Copper & Gold, Inc., Class B	14,700	1,381,506
		3,171,396
Multiline Retail (2.4%)
Family Dollar Stores, Inc.	11,970	354,551
Kohl’s Corp.*	33,200	2,018,560
Macy’s, Inc.	9,350	337,255
Target Corp.	32,170	1,948,537
		4,658,903
Oil, Gas & Consumable Fuels (3.4%)
CONSOL Energy, Inc.	17,650	735,123
Exxon Mobil Corp.	8,100	689,553
Sunoco, Inc.	4,450	296,904
Ultra Petroleum Corp.(a)	11,570	639,705
Valero Energy Corp.	14,330	960,253
Williams Cos., Inc. (The)	26,580	857,205
XTO Energy, Inc.	45,390	2,475,117
		6,653,860
Pharmaceuticals (7.5%)
Abbott Laboratories	55,900	2,833,571
Allergan, Inc.	5,300	308,089
Bristol-Myers Squibb Co.	63,500	1,804,035
Johnson & Johnson	20,930	1,266,265
Merck & Co., Inc.	79,620	3,953,133
Schering-Plough Corp.	49,620	1,416,155
Shire PLC ADR — GB	16,550	1,221,224
Wyeth	40,550	1,967,486
		14,769,958
Real Estate Investment Trusts (REITs) (0.6%)(a)
Rayonier, Inc.	28,500	1,206,690
		1,206,690
Road & Rail (0.5%)
Burlington Northern Santa Fe Corp.	3,700	303,918
Union Pacific Corp.	6,000	714,840
		1,018,758
Semiconductors & Semiconductor Equipment (7.2%)
Applied Materials, Inc.	67,950	1,497,618
Intel Corp.	257,800	6,089,236
Intersil Corp.	50,800	1,485,900
MEMC Electronic Materials, Inc.*	26,520	1,626,206
NVIDIA Corp.*	40,000	1,830,400
Spansion, Inc., Class A*(a)	19,400	205,834
Texas Instruments, Inc.	38,250	1,346,018
		14,081,212
Software (6.6%)
Adobe Systems, Inc.*	53,670	2,162,364
Electronic Arts, Inc.	20,050	975,232
Microsoft Corp.	208,670	6,049,344
Oracle Corp.*	153,100	2,927,272
Symantec Corp.*	41,750	801,600
		12,915,812
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Growth Fund

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (CONTINUED)
Specialty Retail (1.9%)
American Eagle Outfitters Ltd.	40,150	$974,039
Barnes & Noble, Inc.	4,800	161,040
Best Buy Co., Inc.	6,090	271,553
Coach, Inc.*	32,200	1,463,812
Lowe’s Cos., Inc.	33,100	927,131
		3,797,575
Textiles, Apparel & Luxury Goods (0.4%)(a)
Phillips-Van Heusen Corp.	14,000	728,840
		728,840
Tobacco (0.2%)
Altria Group, Inc.	6,100	405,467
		405,467
Transportation (0.4%)
Genesis Lease Ltd. ADR — IE	30,320	779,527
		779,527
Wireless Telecommunication Services (0.4%)
Metropcs Communications, Inc.*	22,020	806,372
		806,372
Total Common Stocks (Cost $185,693,792)		194,147,284
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (6.4%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $12,533,301, collateralized by U.S. Government Agency Mortgages with a market value of $12,782,071	$12,531,442	12,531,442
Total Investments
(Cost $198,225,234) (b) — 105.4%		206,678,726
Liabilities in excess of other assets — (5.4)%		(10,541,768)
NET ASSETS — 100.0%		$196,136,958

*	Denotes a non-income producing security.
(a)	All or a part of the security was on loan as of July 31, 2007.
(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
ADR	American Depositary Receipt
BM	Bermuda
CN	China
GB	United Kingdom
IE	Ireland
KY	Cayman Islands
NL	Netherlands
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Fund

	Shares	Value
COMMON STOCKS (99.5%)
Aerospace & Defense (1.7%)
Boeing Co. (The)	55,484	$5,738,710
Northrop Grumman Corp.	54,858	4,174,694
Raytheon Co.	199,750	11,058,160

		20,971,564

Auto Components (0.5%)
B.F. Goodrich Co. (The)	60,700	3,818,637
Goodyear Tire & Rubber Co.*(a)	68,900	1,978,808

		5,797,445

Beverages (0.9%)
Constellation Brands, Inc.*(a)	409,600	8,982,528
Molson Coors Brewing Co.	21,400	1,903,316

		10,885,844

Biotechnology (0.9%)
Biogen, Inc.*	39,500	2,233,330
Genentech, Inc.*	35,900	2,670,242
Gilead Sciences, Inc.*	158,200	5,889,786

		10,793,358

Building Products (0.1%)
American Standard Cos., Inc.	15,900	859,395

		859,395

Capital Markets (0.7%)
Lehman Brothers Holding, Inc.	62,250	3,859,500
Lloyds TSB Group PLC ADR — GB(a)	87,400	3,953,976
T. Rowe Price Group, Inc.	21,800	1,136,434

		8,949,910

Chemicals (1.4%)
Agrium, Inc.	98,900	4,145,888
E.I. du Pont de Nemours & Co.	133,900	6,257,147
Monsanto Co.	53,200	3,428,740
PPG Industries, Inc.	22,200	1,693,194
Syngenta AG ADR — CH	48,000	1,809,120

		17,334,089

Commercial Banks (1.1%)
Huntington Bancshares, Inc.	15,300	293,760
PNC Bank Corp.	120,800	8,051,320
U.S. Bancorp	202,000	6,049,900

		14,394,980

Commercial Services & Supplies (1.1%)
Avery-Dennison Corp.	29,500	1,809,530
Donnelley (R.R.) & Sons Co.	37,200	1,572,072
Equifax, Inc.	52,400	2,120,104
Manpower, Inc.	84,100	6,648,105
Waste Management, Inc.	27,610	1,050,008

		13,199,819

Communications Equipment (3.9%)
Cisco Systems, Inc.*	1,189,656	34,392,955
Corning, Inc.*	170,900	4,074,256
Harris Corp.(a)	105,700	5,800,816
QUALCOMM, Inc.	122,000	5,081,300

		49,349,327

Computers & Peripherals (2.4%)
Hewlett-Packard Co.	464,810	21,395,204
International Business Machines Corp.	81,911	9,063,452

		30,458,656

Construction & Engineering (0.2%)
Fluor Corp.	23,600	2,726,036

		2,726,036

Containers & Packaging (0.8%)
Bemis Co.	135,600	3,996,132
Packaging Corp. of America	202,800	5,175,456
Sealed Air Corp.	29,600	806,600

		9,978,188

Distributors (0.3%)
ProLogis Trust	77,700	4,421,130

		4,421,130

Diversified Financial Services (7.3%)
Bank of America Corp.	905,184	42,923,825
Citigroup, Inc.	236,877	11,031,362
Goldman Sachs Group, Inc.	34,550	6,507,147
J.P. Morgan Chase & Co.	374,230	16,469,862
Merrill Lynch & Co., Inc.	96,400	7,152,880
Morgan Stanley	105,900	6,763,833

		90,848,909

Diversified Telecommunication Services (3.8%)
AT&T, Inc.	1,057,949	41,429,283
Qwest Communications International, Inc.*	285,500	2,435,315
Windstream Corp.	240,000	3,302,400

		47,166,998

Electric Utilities (1.2%)
Exelon Corp.	22,300	1,564,345
Gilead Sciences, Inc.	270,500	7,395,470
Portland General Electric Co.(a)	82,200	2,212,002
Southern Co.	117,600	3,956,064

		15,127,881

Electrical Equipment (0.5%)
Ametek, Inc.(a)	21,700	846,734
Cooper Industries Ltd., Class A ADR — BM	15,100	799,092
Emerson Electric Co.	106,600	5,017,662

		6,663,488

Electronic Equipment & Instruments (0.9%)
Agilent Technologies, Inc.*	135,100	5,154,065
Arrow Electronics, Inc.*	82,500	3,153,150
Jabil Circuit, Inc.	118,600	2,672,058

		10,979,273

Energy Equipment & Services (1.9%)
ENSCO International, Inc.	46,500	2,839,755
Halliburton Co.	157,100	5,658,742
Helmerich & Payne, Inc.(a)	91,700	2,968,329
Nabors Industries Ltd. ADR — BM*	52,200	1,526,328
Noble Corp. ADR — KY	22,800	2,336,088
Schlumberger Ltd. ADR — NL	22,900	2,169,088
Tidewater, Inc.(a)	91,900	6,287,798

		23,786,128

Entertainment (1.1%)
Walt Disney Co. (The)	402,030	13,266,990

		13,266,990

Food & Staples Retailing (2.4%)
CVS Caremark Corp.	185,200	6,517,188
Kroger Co.	338,500	8,787,460
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	117,600	$5,403,720
Walgreen Co.	206,400	9,118,752

		29,827,120

Food Products (1.3%)
Archer-Daniels-Midland Co.	186,000	6,249,600
General Mills, Inc.	34,800	1,935,576
PepsiCo, Inc.	128,900	8,458,418

		16,643,594

Gas Utilities (0.1%)
Questar Corp.	21,800	1,122,482

		1,122,482

Health Care Equipment & Supplies (1.4%)
Alcon, Inc. — CH	28,500	3,890,250
AstraZeneca PLC ADR — GB(a)	114,770	5,948,529
Baxter International, Inc.	71,000	3,734,600
Zimmer Holdings, Inc.*	58,600	4,556,736

		18,130,115

Health Care Providers & Services (2.3%)
Aetna, Inc.	134,830	6,481,278
AmerisourceBergen Corp.	56,400	2,657,004
Laboratory Corp. of America Holdings*	32,300	2,385,355
McKesson Corp.	69,200	3,996,992
UnitedHealth Group, Inc.	149,750	7,252,393
WellPoint, Inc.*	75,200	5,649,024

		28,422,046

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp. ADR — PA(a)	24,200	1,072,302
Marriott International, Inc., Class A	96,100	3,992,955
McDonald’s Corp.	148,850	7,125,450
Starwood Hotels & Resorts Worldwide, Inc.	46,900	2,952,824

		15,143,531

Household Products (5.4%)
Colgate-Palmolive Co.	404,650	26,706,900
Procter & Gamble Co. (The)	654,840	40,508,402

		67,215,302

Independent Power Producers & Energy Traders (0.3%)
Dynegy, Inc.*	472,900	4,213,539

		4,213,539

Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.(a)	67,900	3,074,512
General Electric Co.	201,250	7,800,450

		10,874,962

Insurance (4.0%)
Allstate Corp.	59,500	3,162,425
American International Group, Inc.	161,100	10,339,398
Chubb Corp. (The)	109,050	5,497,211
Lincoln National Corp.	55,400	3,341,728
MetLife, Inc.	174,474	10,506,824
Prudential Financial, Inc.	103,440	9,167,887
Travelers Cos., Inc. (The)	109,700	5,570,566
W.R. Berkley Corp.	85,500	2,515,410

		50,101,449

Internet Software & Services (0.8%)
eBay, Inc.*	159,300	5,161,320
Google, Inc., Class A*	9,450	4,819,500

		9,980,820

IT Services (0.1%)(a)
Infosys Technologies Ltd. ADR — IN (a)	22,400	1,111,040

		1,111,040

Leisure Equipment & Products (1.3%)
Mattel, Inc.	120,000	2,749,200
Time Warner, Inc.	691,660	13,321,372

		16,070,572

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific, Inc.*	134,710	7,033,209

		7,033,209

Machinery (2.9%)
Caterpillar, Inc.	9,300	732,840
Cummins, Inc.	32,100	3,810,270
Deere & Co.	52,600	6,334,092
Dover Corp.	3,500	178,500
Eaton Corp.	38,100	3,702,558
Illinois Tool Works, Inc.	122,860	6,763,443
ITT Industries, Inc.	20,000	1,257,600
Kennametal, Inc.	24,500	1,878,170
Parker Hannifin Corp.	113,100	11,160,708

		35,818,181

Manufacturing (0.6%)
3M Co.	91,370	8,124,620

		8,124,620

Marine (0.1%)(a)
Omega Navigation Enterprises, Inc.	78,100	1,698,675

		1,698,675

Media (0.5%)
News Corp.	159,100	3,360,192
Omnicom Group, Inc.	62,140	3,223,202

		6,583,394

Metals & Mining (2.1%)
Alcoa, Inc.	75,000	2,865,000
Freeport-McMoRan Copper & Gold, Inc., Class B	105,000	9,867,900
Nucor Corp.	160,200	8,042,040
U.S. Steel Corp.	51,900	5,101,251

		25,876,191

Multi-Utilities (1.2%)
CenterPoint Energy, Inc.(a)	176,000	2,900,480
Public Service Enterprise Group, Inc.	27,800	2,314,072
Sempra Energy	194,110	10,233,479

		15,448,031

Multiline Retail (2.7%)
J.C. Penney Co., Inc.	114,200	7,770,168
Kohl’s Corp.*	166,900	10,147,520
Macy’s, Inc.	190,300	6,864,121
Target Corp.	139,140	8,427,710

		33,209,519

Oil, Gas & Consumable Fuels (13.6%)
Anadarko Petroleum Corp.	56,900	2,863,777
Apache Corp.	98,300	7,937,725
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	281,400	$9,578,856
Chevron Corp.	231,872	19,769,4
Chevron Philiips	231,686	18,729,496
Devon Energy Corp.	81,000	6,043,410
Dresser-Rand Group, Inc.*	25,300	938,630
EOG Resources, Inc.	57,040	3,998,504
Exxon Mobil Corp.	414,733	35,306,220
Marathon Oil Corp.	220,816	12,189,043
Murphy Oil Corp.	64,600	4,007,784
Occidental Petroleum Corp.	314,360	17,830,499
Peabody Energy Corp.	146,500	6,191,090
Sunoco, Inc.	55,000	3,669,600
Total SA ADR — FR	88,300	6,941,263
Valero Energy Corp.	155,600	10,426,756
XTO Energy, Inc.	66,590	3,631,153

		170,053,213

Pharmaceuticals (7.5%)
Abbott Laboratories	204,400	10,361,036
Allergan, Inc.	5,800	337,154
Bristol-Myers Squibb Co.	800	22,728
Eli Lilly & Co.	29,400	1,590,246
Johnson & Johnson	225,874	13,665,377
Merck & Co., Inc.	216,700	10,759,155
Mylan Laboratories, Inc.	154,700	2,479,841
Pfizer, Inc.	1,176,812	27,666,850
Schering-Plough Corp.	231,800	6,615,572
Wyeth	416,900	20,227,988

		93,725,947

Real Estate Investment Trusts (REITs) (0.6%)(a)
Ashford Hospitality Trust	245,500	2,509,010
Host Hotels & Resorts, Inc.	169,960	3,589,555
Lexington Corporate Properties Trust	65,900	1,243,533

		7,342,098

Road & Rail (1.1%)
Burlington Northern Santa Fe Corp.	41,050	3,371,847
Norfolk Southern Corp.	60,420	3,249,388
Union Pacific Corp.	63,900	7,613,046

		14,234,281

Semiconductors & Semiconductor Equipment (4.5%)
Applied Materials, Inc.	417,300	9,197,292
Intel Corp.	1,204,702	28,455,061
KLA-Tencor Corp.	78,200	4,440,978
Lam Research Corp.*(a)	35,700	2,064,888
Maxim Integrated Products, Inc.	155,400	4,926,180
MEMC Electronic Materials, Inc.*	41,400	2,538,648
Taiwan Semiconductor Manufacturing Co. Ltd. ADR - TW	1	10
Texas Instruments, Inc.	115,400	4,060,926
Xilinx, Inc.	35,000	875,000

		56,558,983

Software (4.8%)
BEA Systems, Inc.*	165,200	2,045,176
Microsoft Corp.	1,679,295	48,682,762
Oracle Corp.*	373,900	7,148,968
Symantec Corp.*	85,200	1,635,840

		59,512,746

Specialty Retail (1.1%)
American Eagle Outfitters Ltd.(a)	71,900	1,744,294

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Specialty Retail (continued)
Nike, Inc.	63,600	$3,590,220
OfficeMax, Inc.	59,300	1,949,784
TJX Cos., Inc.	212,470	5,896,043

		13,180,341

Tobacco (0.6%)(a)
Reynolds American, Inc.	125,060	7,649,920

		7,649,920

Wireless Telecommunication Services (0.8%)(a)
Telephone & Data Systems, Inc.	44,800	2,974,720
Vodafone Group PLC ADR — GB	229,805	6,974,582

		9,949,302

Total Common Stocks (Cost $1,219,754,909)		1,242,814,631

COMMERCIAL PAPER (4.4%)
Diversified Financial Services (4.4%)
Cargill Global Funding, 5.36%, 08/01/07	$7,250,000	7,248,921
Countrywide Home Loans, 5.42%, 08/01/07	48,000,000	47,992,773
Total Commercial Paper (Cost $55,250,000)		55,241,694

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (5.3%)
Barclays Capital Repurchase Agreement, 5.34%, dated 07/31/07, due 08/01/07, repurchase price $66,348,511, collateralized by U.S. Government Agency Mortgages with a market value of $67,665,444	66,338,671	66,338,671
Total Investments
(Cost $1,341,343,581) (b) — 109.3%		1,364,394,997
Liabilities in excess of other assets — (9.3)%		(115,602,379)

NET ASSETS — 100.0%		$1,248,792,618

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of July 31, 2007.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BM	Bermuda

CH	Switzerland

FR	France

GB	United Kingdom

IN	India

KY	Cayman Islands

NL	Netherlands

TW	Taiwan
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Money Market Fund

	Principal Amount	Value
ASSET-BACKED COMMERCIAL PAPER (40.3%)
Asset-Backed — Domestic (3.4%)
CC USA, Inc.
5.20%, 08/03/07(a)(b)	$19,000,000	$18,994,511
5.27%, 09/20/07	10,000,000	9,926,806
Harrier Fin Funding LLC
5.28%, 10/22/07	29,311,000	28,958,486
5.21%, 01/25/08	5,000,000	4,871,921

		62,751,724

Asset-Backed — Mortgages (7.7%)
Georgetown Funding Co.
5.31%, 08/20/07	22,914,000	22,849,784
5.32%, 08/20/07	10,000,000	9,971,922
5.30%, 08/28/07	39,743,000	39,584,879
Thornburg Mortgage Inc.
5.33%, 08/09/07	10,000,000	9,988,156
5.31%, 08/20/07	15,000,000	14,957,963
5.31%, 08/24/07	25,000,000	24,915,187
5.32%, 08/29/07	20,000,000	19,917,244

		142,185,135

Asset-Backed — Multi-Seller (3.7%)
Sandlot Funding LLC
5.30%, 09/18/07	10,000,000	9,929,333
5.28%, 10/24/07	21,000,000	20,741,280
5.26%, 11/09/07	10,000,000	9,853,889
5.25%, 12/11/07	28,008,000	27,468,846

		67,993,348

Asset-Backed — Repurchase Agreement (2.1%)
Liquid Funding Ltd.
5.45%, 08/06/07	3,970,000	3,966,995
5.25%, 08/20/07(b)	135,000	134,626
5.26%, 11/01/07	20,000,000	19,731,155
5.27%, 12/20/07	16,000,000	15,669,747

		39,502,523

Asset-Backed — Residential Mortgages (4.1%)
Carrera Capital Finance LLC
5.36%, 08/02/07	2,220,000	2,219,669
5.25%, 08/06/07(b)	10,000,000	9,992,708
5.26%, 08/09/07(b)	3,000,000	2,996,493
5.25%, 08/28/07(b)	15,000,000	14,940,938
5.27%, 08/30/07(b)	3,707,000	3,691,263
5.27%, 09/20/07	11,480,000	11,395,973
5.28%, 10/30/07	20,000,000	19,736,000
Klio II Funding Corp., 5.37%, 08/10/07	10,061,000	10,047,493

		75,020,537

Asset-Backed — Trade & Term Receivables (4.1%)
Falcon Asset Securitization Corp., 5.32%, 08/27/07	15,193,000	15,134,625
Golden Funding Corp., 5.33%, 08/28/07	15,000,000	14,940,038
Kitty Hawk Funding Corp., 5.36%, 08/01/07	17,397,000	17,397,000
Old Line Funding Corp.
5.27%, 08/01/07	9,696,000	9,696,000
5.29%, 08/30/07	11,164,000	11,116,426
Three Rivers Funding Corp., 5.29%, 08/27/07	8,517,000	8,484,460

		76,768,549

Asset-Backed — Yankee (6.4%)
Checkpoint Charlie Ltd.
5.31%, 09/20/07	8,000,000	7,941,000
5.29%, 10/10/07	25,000,000	24,742,847
5.32%, 10/12/07	30,000,000	29,681,100
5.19%, 11/08/07	23,000,000	22,668,432
Greyhawk Funding LLC
5.42%, 08/01/07	2,210,000	2,210,000
5.32%, 08/30/07	15,000,000	14,935,717
5.27%, 09/17/07	3,400,000	3,376,607
K2 (USA) LLC, 5.30%, 10/17/07	4,500,000	4,448,988
Stanfield Victoria Funding, 5.25%, 10/25/07	9,028,000	8,916,090

		118,920,781

Asset-Backed CDO — Trust Preferred (8.8%)
Lockhart Funding LLC
5.24%, 08/10/07	10,000,000	9,986,900
5.26%, 08/13/07	10,975,000	10,955,775
5.25%, 08/22/07	31,830,000	31,732,521
5.27%, 09/13/07	12,350,000	12,272,260
5.23%, 10/12/07	3,325,000	3,290,221
Ormond Quay Funding LLC
5.26%, 08/14/07	20,894,000	20,854,313
5.30%, 08/21/07	25,000,000	24,926,389
Premier Asset Collateralization
5.28%, 08/16/07	2,990,000	2,983,422
5.30%, 09/13/07	20,000,000	19,873,389
5.21%, 09/25/07	15,890,000	15,763,092
5.27%, 10/09/07	10,000,000	9,898,992

		162,537,274

Total Asset-Backed Commercial Paper (Cost $745,679,871)		745,679,871

CERTIFICATES OF DEPOSIT (7.1%)
Banks — Foreign (7.1%)
Bank of Ireland, 5.44%, 06/16/08	12,000,000	12,000,000
Barclays Bank PLC
5.35%, 05/05/08	30,000,000	30,000,000
5.42%, 08/06/08	25,000,000	25,000,000
Deutsche Bank, 5.35%, 08/08/07	20,000,000	20,000,000
HBOS Treasury Services PLC, 5.28%, 09/04/07	15,000,000	14,999,507
Natixis
5.40%, 04/08/08(c)	15,000,000	15,000,496
5.38%, 05/22/08	15,000,000	15,000,000

Total Certificates of Deposit (Cost $132,000,003)		132,000,003

COMMERCIAL PAPER (21.0%)
Banks — Foreign (7.9%)
Bank Of Ireland
5.21%, 08/06/07(b) (d)	10,650,000	10,642,301
5.24%, 11/08/07	3,500,000	3,449,565
5.18%, 11/26/07	20,000,000	19,663,300
Barclays U.S. Funding Corp., 5.25%, 10/24/07	24,299,000	24,001,337
HBOS Treasury Services, 5.27%, 08/23/07	5,800,000	5,781,321
Kommunalkredit Int Bk Lt
5.26%, 08/07/07	20,000,000	19,982,467
5.21%, 11/13/07	15,000,000	14,774,233
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Money Market Fund

	Principal Amount	Value
COMMERCIAL PAPER (21.0%) (COUNTINUED)
Banks — Foreign (Countinued)
5.26%, 11/14/07	$10,000,000	$9,846,583
Societe Generale North Americana
5.30%, 10/01/07	2,200,000	2,180,243
5.26%, 11/05/07	12,000,000	11,834,213
5.22%, 11/26/07	3,700,000	3,637,229
Westpac Capital Corp.
5.19%, 11/05/07	15,000,000	14,792,600
5.23%, 11/09/07	3,000,000	2,956,417
5.23%, 12/11/07	2,759,000	2,706,092

		146,247,901

Building Society (3.8%)
Nationwide Building Society, 5.24%, 08/10/07	10,000,000	9,986,900
Yorkshire Building Society
5.20%, 10/18/07	25,000,000	24,718,334
5.23%, 12/05/07	20,000,000	19,633,900
5.24%, 12/06/07	15,000,000	14,722,981

		69,062,115

Finance Lessors (3.7%)
Pb Finance (Delaware)
5.40%, 08/08/07	2,000,000	1,997,900
5.29%, 08/20/07(b)	40,000,000	39,888,428
5.32%, 10/15/07	15,000,000	14,833,750
5.33%, 10/26/07	12,000,000	11,847,350

		68,567,428

Financial Services (5.6%)
Citigroup, Inc., 5.26%, 10/31/07	20,000,000	19,734,078
Countrywide Home Loans
5.31%, 08/01/07	13,000,000	13,000,000
5.24%, 08/07/07	10,115,000	10,106,166
5.36%, 08/27/07	10,000,000	9,961,289
5.30%, 08/31/07	17,898,000	17,818,950
5.29%, 09/14/07	24,000,000	23,844,827
General Electric Capital Corp., 5.18%, 11/06/07	4,300,000	4,239,984
ING U.S. Funding, 5.35%, 08/06/07	4,824,000	4,820,415
		103,525,709

Total Commercial Paper (Cost $387,403,153)		387,403,153

CORPORATE BONDS (9.7%)
Asset-Backed — Domestic (0.6%)(b)
Harrier Financial Funding LLC, 5.35%, 05/07/08	10,000,000	10,000,000
Asset-Backed — Yankee (7.5%)
Bank Of Ireland, 5.36%, 08/15/08(c)	25,000,000	25,000,000
HSBC Americas, Inc., 5.37%, 01/24/08(c)	20,000,000	20,000,000
Sigma Finance, Inc.
5.33%, 08/16/07(c)(b)	12,500,000	12,499,985
5.32%, 10/02/07(c)(b)	15,000,000	14,999,745
5.37%, 11/21/07(c)(b)	6,000,000	6,000,469
5.34%, 04/17/08(b)	15,000,000	15,000,000
5.43%, 08/05/08	20,000,000	20,000,000
Stanfield Victoria Funding
5.45%, 02/01/08(b)	15,000,000	15,000,000
5.40%, 07/23/08	10,000,000	10,000,000

		138,500,199

Security Brokers & Dealers (1.6%)(c)
Goldman Sachs Group, Inc., 5.36%, 08/22/08	30,000,000	30,000,000

Total Corporate Bonds (Cost $178,500,199)		178,500,199

FLOATING RATE NOTES (18.7%)(c)
Asset-Backed — CDO (1.7%)
Commodore CDO I Ltd., 5.44%, 12/12/38	11,117,556	11,117,556
Premier Asset Collateralized Entity LLC, 5.33%, 09/17/07(b)	20,000,000	19,999,872

		31,117,428

Asset-Backed — Domestic (3.0%)(b)
Harrier Financial Funding US LLC, 5.33%, 09/13/07	25,000,000	24,999,853
Liquid Funding, 5.34%, 08/14/07	30,000,000	29,999,839

		54,999,692

Asset-Backed — Yankee (3.9%)(b)
K2 (USA) LLC
5.33%, 08/28/07	15,000,000	14,999,837
5.32%, 10/24/07	20,000,000	19,999,540
Stanfield Victoria Funding LLC
5.29%, 08/15/07	17,000,000	16,999,902
5.31%, 07/24/08	20,000,000	19,999,089

		71,998,368

Banks — Domestic (0.7%)
Wells Fargo & Co., 5.38%, 01/02/08	13,000,000	13,000,000

Banks — Foreign (2.4%)
HBOS Treasury Services PLC
5.43%, 11/20/07	18,000,000	18,000,000
5.29%, 12/07/07	5,000,000	5,000,000
Kommunalkredit Austria, 5.34%, 02/22/08(b)	22,500,000	22,500,000

		45,500,000

Banks — Mortgage (1.7%)(b)
Northern Rock PLC
5.38%, 05/02/08	20,000,000	20,000,000
5.45%, 07/08/08	12,500,000	12,500,000

		32,500,000

Insurance (2.0%)
Allstate Life Global Funding
5.39%, 10/05/07	15,000,000	15,000,000
5.32%, 01/25/08	10,000,000	10,000,000
5.35%, 07/25/08(b)	12,500,000	12,500,000

		37,500,000

Personal Credit Institutions (0.4%)
General Electric Capital Corp., 5.45%, 10/17/07	7,000,000	7,000,000

Security Brokers & Dealers (2.9%)
Bear Stearns Cos., Inc., 5.31%, 08/13/08	20,000,000	20,000,000
Goldman Sachs Group, Inc., 5.37%, 12/21/07	13,000,000	13,000,000
Morgan Stanley Dean Witter & Co., 5.36%, 08/01/08(b)	20,000,000	20,000,000

		53,000,000

Total Floating Rate Notes (Cost $346,615,488)		346,615,488
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Money Market Fund

	Shares or
	Principal	Market
	Amount	Value
GOVERNMENT MORTGAGE BACKED AGENCY (1.9%)
Asset-Backed — Mortgages (1.9%)
Federal Home Loan Bank, 5.26%, 11/01/07	$35,000,000	$35,000,000

MUNICIPAL BOND (2.2%)(c)
Florida (2.2%)
Florida Hurricane Catastrophe, 5.33%, 08/15/11	40,000,000	39,999,889

Total Investments (Cost $1,865,198,603) (e) — 100.9%		1,865,198,603
Liabilities in excess of other assets — (0.9)%		(17,412,085)

NET ASSETS — 100.0%		$1,847,786,518

(a)	The rate reflected in the Statement of Investments is the effective yield as of July 31, 2007.

(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2007. The maturity date represents the actual maturity date.

(d)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(e)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

CDO	Collateralized Debt Obligation
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
NorthPointe Small Cap Growth Fund

	Shares	Value
COMMON STOCKS (93.8%)
Aerospace & Defense (1.7%)
LMI Aerospace, Inc.*	84,700	$1,877,799

		1,877,799

Air Freight & Logistics (1.6%)
Atlas Air Worldwide Holdings, Inc.*	32,800	1,778,088

		1,778,088

Auto Components (3.0%)
Fuel Systems Solutions, Inc.*	60,000	1,004,400
LKQ Corp.*	82,000	2,331,260

		3,335,660

Biotechnology (1.4%)
Bio-Reference Laboratories, Inc.*	61,000	1,560,380

		1,560,380

Capital Markets (1.8%)
Penson Worldwide, Inc.*	76,000	1,341,400
Thomas Weisel Partners Group, Inc.*	50,200	697,780

		2,039,180

Commercial Banks (2.0%)
Royal Bancshares of Pennsylvania, Inc., Class A	50,986	944,771
Vineyard National Bancorp Co.	61,005	1,262,193

		2,206,964

Commercial Services & Supplies (6.6%)
Barrett Business Services, Inc.	68,900	1,739,036
Cenveo, Inc.*	72,700	1,527,427
CRA International, Inc.*	15,400	734,426
First Advantage Corp., Class A*	66,424	1,334,458
Kforce, Inc.*	59,878	867,632
On Assignment, Inc.*	112,500	1,128,375

		7,331,354

Communications Equipment (3.4%)
C-COR, Inc.*	113,200	1,522,540
Sirenza Microdevices, Inc.*	200,000	2,272,000

		3,794,540

Computers & Peripherals (1.5%)
Hurco Co., Inc.*	35,600	1,658,248

		1,658,248

Construction & Engineering (1.5%)
Aecom Technology Corp.*	66,240	1,718,928

		1,718,928

Consumer Finance (1.7%)
World Acceptance Corp.*	58,900	1,895,991

		1,895,991

Consumer Goods (1.5%)
Jarden Corp.*	45,900	1,658,367

		1,658,367

Distributors (2.1%)
Keystone Automotive Industries, Inc.*	50,000	2,338,000

		2,338,000

Diversified Financial Services (2.2%)
Medallion Financial Corp.	124,704	1,432,849
Portfolio Recovery Associates, Inc.	18,800	982,300

		2,415,149

Electronic Equipment & Instruments (1.9%)
TTM Technologies, Inc.*	165,600	2,159,424

		2,159,424

Energy Equipment & Services (0.9%)
Lufkin Industries	16,200	959,202

		959,202

Food & Staples Retailing (3.4%)
Andersons, Inc. (The)	26,900	1,153,203
Central European Distribution Corp.*	63,000	2,593,710

		3,746,913

Health Care Equipment & Supplies (3.5%)
Angiodynamics, Inc.*	109,300	2,051,561
West Pharmaceutical Services, Inc.	39,100	1,809,548

		3,861,109

Health Care Providers & Services (4.4%)
InVentiv Health, Inc.*	56,000	1,986,880
Radiation Therapy Services, Inc.*	49,300	1,393,218
VCA Antech, Inc.*	38,400	1,510,656

		4,890,754

Hotels, Restaurants & Leisure (3.0%)
Monarch Casino & Resort, Inc.*	60,000	1,697,400
Scientific Games Corp.*	47,000	1,612,570

		3,309,970

Insurance (4.4%)
National Interstate Corp.	55,100	1,405,050
Navigators Group, Inc. (The)*	40,100	2,097,631
ProAssurance Corp.*	28,000	1,382,640

		4,885,321

Internet Software & Services (6.2%)
Imergent, Inc.	60,400	1,304,640
Interwoven, Inc.*	129,500	1,793,575
J2 Global Communications, Inc.*	67,700	2,209,728
TheStreet.com, Inc.	148,000	1,644,280

		6,952,223

Leisure Equipment & Products (1.6%)
Callaway Golf Co.	108,800	1,765,824

		1,765,824

Life Sciences Tools & Services (1.6%)
Kendle International, Inc.*	49,000	1,810,550

		1,810,550

Machinery (3.6%)
Actuant Corp.	22,100	1,347,658
Flow International Corp.*	177,000	1,633,710
Gehl Co.*	39,000	997,620

		3,978,988

Oil, Gas & Consumable Fuels (1.7%)
World Fuel Services Corp.	47,800	1,954,542

		1,954,542

Personal Products (0.6%)
Physicians Formula Holdings, Inc.*	44,820	670,059

		670,059

Pharmaceuticals (3.6%)
Obagi Medical Products, Inc.*	112,100	1,897,853
Sciele Pharma, Inc.*	89,200	2,068,548

		3,966,401

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
NorthPointe Small Cap Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Road & Rail (2.2%)
Celadon Group, Inc.*	100,000	$1,506,000
Genesee & Wyoming, Inc.*	37,970	973,931

		2,479,931

Semiconductors & Semiconductor Equipment (9.0%)
Diodes, Inc.*	84,000	2,231,880
On Semiconductor Corp.*	190,300	2,249,346
Rudolph Technologies, Inc.*	71,700	1,122,105
Silicon Motion Technology Corp. ADR — KY*	88,500	1,619,550
Trident Microsystems, Inc.*	91,200	1,387,152
Ultra Clean Holdings, Inc.*	105,000	1,477,350

		10,087,383

Service Companies (0.0%)
Starent Networks Corp.*	2,600	47,112

		47,112

Software (2.8%)
Radiant Systems, Inc.*	154,300	2,144,770
Sonic Solutions*	85,500	955,890

		3,100,660

Specialty Retail (1.8%)
Jos. A. Bank Clothiers, Inc.*	57,800	1,994,100

		1,994,100

Textiles, Apparel & Luxury Goods (3.9%)
Crocs, Inc.*	44,500	2,639,740
Iconix Brand Group, Inc.*	87,000	1,720,860

		4,360,600

Trading Companies & Distributors (1.7%)
UAP Holding Corp.	72,000	1,956,240
		1,956,240

Total Common Stocks (Cost $97,367,800)		104,545,954

REPURCHASE AGREEMENTS (6.7%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $7,452,664, collateralized by U.S. Government Agency Mortgages with a market value of $7,600,630	$7,451,598	7,451,598

Total Investments (Cost $104,819,398) (a) — 100.5%		111,997,552
Liabilities in excess of other assets — (0.5)%		(546,362)

NET ASSETS — 100.0%		$111,451,190

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

KY	Cayman Islands
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
NorthPointe Small Cap Value Fund

	Shares	Value
COMMON STOCKS (94.7%)
Aerospace & Defense (1.0%)
Teledyne Technologies, Inc.*	7,200	$319,464

		319,464

Airlines (1.2%)
Republic Airways Holdings, Inc.*	20,100	387,729

		387,729

Auto Components (1.9%)
Cooper Tire & Rubber Co.	9,600	220,704
LKQ Corp.*	13,700	389,491

		610,195

Biotechnology (1.0%)
Bio-Reference Laboratories, Inc.*	12,900	329,982

		329,982

Capital Markets (2.0%)
Hercules Technology Growth Capital, Inc.	33,000	404,910
Thomas Weisel Partners Group, Inc.*	16,000	222,400

		627,310

Chemicals (4.8%)
Airgas, Inc.	7,300	340,910
Chemtura Corp.	24,400	254,492
Hercules, Inc.*	18,800	390,288
Landec Corp.*	23,300	268,183
O.M. Group, Inc.*	5,900	285,796

		1,539,669

Commercial Banks (6.9%)
Banner Corp.	10,400	318,448
First Community Bancorp	7,800	391,716
First Midwest Bancorp, Inc.	8,740	287,459
Greene County Bancshares, Inc.	13,200	436,392
Security Bank Corp.	9,930	140,410
SVB Financial Group*	5,900	310,812
UCBH Holdings, Inc.	18,300	300,852

		2,186,089

Communications Equipment (6.1%)
ADC Telecommunications, Inc.*	15,200	284,088
Foundry Networks, Inc.*	20,000	351,800
Harmonic, Inc.*	40,500	359,235
NeuStar, Inc.*	13,000	374,920
Ntelos Holding Corp.	10,277	275,423
Polycom, Inc.*	9,200	284,924

		1,930,390

Computers & Peripherals (2.7%)
Brocade Communications Systems, Inc.*	35,100	247,104
Hutchinson Technology, Inc.*	14,400	288,864
Intermec, Inc.*	12,100	310,123

		846,091

Construction & Engineering (1.3%)
Shaw Group, Inc. (The)*	7,800	415,116

		415,116

Consumer Finance (0.7%)
Advanta Corp., Class B	9,139	234,507

		234,507

Consumer Goods (1.7%)
Armstrong World Industries, Inc.*	6,900	298,908
CEC Entertainment, Inc.*	8,600	253,786

		552,694

Containers & Packaging (1.5%)
AptarGroup, Inc.	7,100	258,440
Silgan Holdings, Inc.	4,210	217,320

		475,760

Distributors (1.8%)
DXP Enterprises, Inc.*	7,040	228,378
Potlatch Corp.	7,900	345,151

		573,529

Diversified Consumer Services (0.8%)
Stewart Enterprises, Inc., Class A	33,800	236,938

		236,938

Electric Utilities (2.7%)
Allete, Inc.	11,600	508,544
ITC Holdings Corp.	8,200	344,810

		853,354

Electrical Equipment (1.0%)
Baldor Electric Co.	7,000	319,480

		319,480

Electronic Equipment & Instruments (2.5%)
Cognex Corp.	14,700	309,141
Kemet Corp.*	27,900	196,416
TTM Technologies, Inc.*	23,100	301,224

		806,781

Energy Equipment & Services (1.4%)
Superior Well Services, Inc.*	10,860	210,793
Unit Corp.*	4,300	236,758

		447,551

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club, Inc.*	7,000	237,720
Casey’s General Stores, Inc.	6,600	164,538

		402,258

Food Products (1.4%)
Lancaster Colony Corp.	4,200	162,624
Pilgrim’s Pride Corp.	7,900	266,072

		428,696

Gas Utilities (0.9%)
WGL Holdings, Inc.	10,000	299,400

		299,400

Health Care Providers & Services (4.0%)
Animal Health International, Inc.*	22,690	255,489
InVentiv Health, Inc.*	13,400	475,432
Option Care, Inc.	17,700	343,203
Psychiatric Solutions, Inc.*	6,100	207,949

		1,282,073

Hotels, Restaurants & Leisure (1.3%)
Denny’s Corp.*	41,800	167,200
Vail Resorts, Inc.*	4,500	240,975

		408,175

Household Durables (1.6%)
Champion Enterprises, Inc.*	18,700	219,164
Tupperware Corp.	10,900	283,509

		502,673

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
NorthPointe Small Cap Value Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Industrial Conglomerates (1.4%)
Carlisle Cos., Inc.	9,700	$439,216

		439,216

Insurance (4.3%)
Amerisafe, Inc.*	23,230	389,799
Meadowbrook Insurance Group, Inc.*	39,660	356,147
Navigators Group, Inc. (The)*	6,800	355,708
Tower Group, Inc.	9,780	259,170

		1,360,824

Internet & Catalog Retail (1.3%)
Priceline.com, Inc.*	6,700	427,460

		427,460

Internet Software & Services (0.7%)
Digital River, Inc.*	4,800	216,048

		216,048

Leisure Equipment & Products (0.6%)
K2, Inc.*	13,700	200,157

		200,157

Machinery (1.0%)
Freightcar America, Inc.	6,400	302,528

		302,528

Metals & Mining (2.5%)
Haynes International, Inc.*	3,080	276,615
Metal Management, Inc.	5,700	239,457
RTI International Metals, Inc.*	3,500	277,340

		793,412

Oil, Gas & Consumable Fuels (3.3%)
Grey Wolf, Inc.*	33,200	246,012
Kodiak Oil & Gas Corp. ADR — CA*	45,250	208,150
Rex Energy Corp.*	26,000	269,100
Swift Energy Co.*	7,800	333,372

		1,056,634

Pharmaceuticals (3.1%)
K-V Pharmaceutical Co.*	12,000	328,080
Medicis Pharmaceutical Corp.	13,200	376,596
Omrix Biopharmaceuticals, Inc.*	10,100	289,668

		994,344

Real Estate Investment Trusts (REITs) (6.3%)
Biomed Realty Trust, Inc.	16,500	360,360
BRT Realty Trust	14,200	284,426
Cogdell Spencer, Inc.	23,920	413,816
Corporate Office Properties Trust	8,900	335,441
First Industrial Realty Trust	10,900	421,939
RAIT Financial Trust	17,920	185,651

		2,001,633

Real Estate Management & Development (1.0%)
Meruelo Maddux Properties, Inc.*	49,800	319,218

		319,218

Semiconductors & Semiconductor Equipment (3.9%)
Cirrus Logic, Inc.*	28,100	204,568
GSI Technology, Inc.*	21,370	102,149
Mattson Technology, Inc.*	37,800	376,488
On Semiconductor Corp.*	27,700	327,414
Trident Microsystems, Inc.*	14,900	226,629

		1,237,248

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Software (2.8%)
Aspen Technology, Inc.*	22,400	$277,760
Epicor Software Corp.*	23,800	310,828
THQ, Inc.*	10,100	290,476

		879,064

Specialty Retail (3.6%)
Aeropostale, Inc.*	4,900	186,592
Dress Barn, Inc.*	12,800	232,832
Pacific Sunwear of California, Inc.*	11,800	212,636
Sonic Automotive, Inc.	7,800	213,720
Tween Brands, Inc.*	7,500	286,950

		1,132,730

Textiles, Apparel & Luxury Goods (1.7%)
Quiksilver, Inc.*	19,100	245,053
Warnaco Group, Inc. (The)*	8,100	292,491

		537,544

Trading Companies & Distributors (2.3%)
Houston Wire & Cable Co.*	14,000	360,780
Watsco, Inc.	7,100	354,361

		715,141

Wireless Telecommunication Services (1.4%)
Clearwire Corp.*	8,400	239,652
Dobson Communications Corp., Class A*	16,700	207,915
		447,567

Total Common Stocks (Cost $31,106,421)		30,076,672

REPURCHASE AGREEMENTS (5.2%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $1,665,953, collateralized by U.S. Government Agency Mortgages with a market value of $1,699,029	$1,665,715	1,665,715

Total Investments (Cost $32,772,136) (a) — 99.9%		31,742,387
Other assets in excess of liabilities — 0.1%		35,962

NET ASSETS — 100.0%		$31,778,349

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CA	Canada
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Hedged Core Equity Fund

	Shares	Value
COMMON STOCKS — LONG POSITIONS (92.4%)(a)
Aerospace & Defense (3.8%)
Northrop Grumman Corp.	1,200	$91,320
Raytheon Co.	2,100	116,256

		207,576

Auto Components (2.3%)
B.F. Goodrich Co. (The)	1,100	69,201
Johnson Controls, Inc.	500	56,575

		125,776

Beverages (0.7%)
Molson Coors Brewing Co.	400	35,576

Biotechnology (0.6%)
Amgen, Inc.*	600	32,244

Capital Markets (0.9%)
Lehman Brothers Holding, Inc.	800	49,600

Commercial Bank (0.9%)
PNC Bank Corp.	700	46,655

Commercial Services & Supplies (1.7%)
Manpower, Inc.	700	55,335
Steelcase, Inc.	2,100	36,561

		91,896

Communications Equipment (4.4%)
Cisco Systems, Inc.*	2,600	75,166
Harris Corp.	1,900	104,272
QUALCOMM, Inc.	1,400	58,310

		237,748

Computers & Peripherals (4.4%)
Hewlett-Packard Co.	2,800	128,884
International Business Machines Corp.	1,000	110,650

		239,534

Containers & Packaging (2.4%)
Bemis Co.	1,900	55,993
Packaging Corp. of America	2,800	71,456

		127,449

Distributor (1.9%)
ProLogis Trust	1,800	102,420
Diversified Financial Services (8.8%)
Bank of America Corp.	3,000	142,260
CIT Group, Inc.	500	20,590
Citigroup, Inc.	1,200	55,884
Discovery Financial Services*	550	12,678
Goldman Sachs Group, Inc.	200	37,668
J.P. Morgan Chase & Co.	3,100	136,431
Morgan Stanley	1,100	70,257

		475,768

Diversified Telecommunication Services (2.8%)
AT&T, Inc.	3,900	152,724

Electric Utility (1.7%)
Gilead Sciences, Inc.	3,300	90,222

Electronic Equipment & Instruments (0.6%)
Jabil Circuit, Inc.	1,500	33,795
Energy Equipment & Services (2.2%)
Helmerich & Payne, Inc.	1,400	45,318
Tidewater, Inc.	1,100	75,262

		120,580

Entertainment (1.6%)
Walt Disney Co. (The)	2,600	85,800
Food & Staples Retailing (3.2%)
CVS Caremark Corp.	2,300	80,937
Wal-Mart Stores, Inc.	700	32,165
Walgreen Co.	1,400	61,852

		174,954

Food Products (1.4%)
Archer-Daniels-Midland Co.	700	23,520
PepsiCo, Inc.	800	52,496

		76,016

Health Care Providers & Services (2.9%)
Aetna, Inc.	500	24,035
Hlth Corp.*	2,300	29,118
McKesson Corp.	600	34,656
UnitedHealth Group, Inc.	700	33,901
WellPoint, Inc.*	500	37,560

		159,270

Hotels, Restaurants & Leisure (0.7%)
Starwood Hotels & Resorts Worldwide, Inc.	600	37,776

Household Products (2.9%)
Procter & Gamble Co. (The)	2,500	154,650

Industrial Conglomerate (0.7%)
Carlisle Cos., Inc.	800	36,224

Insurance (4.3%)
American International Group, Inc.	1,100	70,598
Chubb Corp. (The)	500	25,205
MetLife, Inc.	1,300	78,286
Prudential Financial, Inc.	300	26,589
W.R. Berkley Corp.	1,100	32,362

		233,040

Internet & Catalog Retail (0.4%)
Liberty Media Corp.*	1,100	23,045

Internet Software & Services (0.9%)
Google, Inc., Class A*	100	51,000

Leisure Equipment & Products (1.4%)
Time Warner, Inc.	4,000	77,040

Life Sciences Tools & Services (1.4%)
Thermo Fisher Scientific, Inc.*	1,500	78,315

Machinery (1.6%)
Cummins, Inc.	200	23,740
Kennametal, Inc.	800	61,328

		85,068

Media (0.7%)
Citadel Broadcasting Co.	199	999
Comcast Corp., Class A*	1,500	39,405

		40,404

Multi-Utility (2.0%)
Sempra Energy	2,000	105,440
Multiline Retail (2.0%)
J.C. Penney Co., Inc.	800	54,432
Target Corp.	900	54,513

		108,945

Oil, Gas & Consumable Fuels (6.5%)
Chesapeake Energy Corp.	1,600	54,464
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Hedged Core Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS — LONG POSITIONS (a) (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	800	$68,208
ConocoPhillips	800	64,672
Exxon Mobil Corp.	800	68,104
Marathon Oil Corp.	400	22,080
Valero Energy Corp.	1,100	73,711

		351,239

Pharmaceuticals (5.6%)
Merck & Co., Inc.	1,200	59,580
Millennium Pharmaceuticals, Inc.*	3,700	37,333
Mylan Laboratories, Inc.	2,300	36,869
Pfizer, Inc.	4,500	105,795
Schering-Plough Corp.	2,200	62,788

		302,365

Real Estate Investment Trusts (REITs) (1.7%)
CapitalSource, Inc.	2,700	51,300
Hospitality Properties Trust	1,000	38,360

		89,660

Road & Rail (2.2%)
CSX Corp.	700	33,187
Union Pacific Corp.	700	83,398

		116,585

Semiconductors & Semiconductor Equipment (3.7%)
Applied Materials, Inc.	3,700	81,548
Intersil Corp.	1,700	49,725
KLA-Tencor Corp.	1,200	68,148

		199,421

Software (1.4%)
Microsoft Corp.	2,700	78,273
Specialty Retail (1.9%)
Nike, Inc.	1,300	73,385
OfficeMax, Inc.	900	29,592

		102,977

Transportation (0.6%)
SEACOR Holdings, Inc.*	400	34,888
Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.	1,700	34,901

Total Common Stocks (Cost $4,867,941)		5,006,859

REPURCHASE AGREEMENTS (9.8%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $529,176, collateralized by U.S. Government Agency Mortgages with a market value of $539,682	$529,100	529,100

Total Investments (Cost $5,397,041) (b) — 102.2%		5,535,959
Liabilities in excess of other assets — (2.2)%		(116,697)

NET ASSETS — 100.0%		$5,419,262

*	Denotes a non-income producing security.

(a)	All long positions held as collateral for securities sold short.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Securities Sold Short
July 31, 2007 (Unaudited)
Nationwide Hedged Core Equity Fund

	Shares	Value
COMMON STOCKS — SHORT POSITIONS (38.2%)
Air Freight & Logistics (1.5%)
United Parcel Service, Inc.	800	$60,576
Automobiles (0.7%)

International Speedway Corp.	600	28,734

Banks (3.6%)
Bank of Hawaii Corp.	1,000	48,020
Capitol Federal Financial	800	26,176
People’s United Financial	1,840	29,661
Valley National Bancorp	1,940	41,070

		144,927

Building Products (0.7%)
Masco Corp.	1,100	29,931

Chemicals (1.4%)
Du Pont (E.I.) De Nemours & Co.	1,200	56,076

Commercial Services & Supplies (0.7%)
Western Union Co.	1,400	27,930

Computers & Peripherals (1.8%)
Adobe Systems, Inc.*	700	28,203
Dell, Inc.*	1,500	41,955

		70,158

Diversified Financial Services (3.2%)
Affiliated Managers Group, Inc.*	200	24,094
Eaton Vance Corp.	800	33,488
Federated Investors, Inc.	900	32,409
Nuveen Investments	600	36,684

		126,675

Diversified Telecommunication Services (1.1%)
Echostar Communications Corp.*	1,000	42,290

Electric Utilities (1.7%)
Duke Energy Corp.	1,900	32,357
Exelon Corp.	500	35,075

		67,432

Electrical Equipment (0.8%)
Xilinx, Inc.	1,300	32,500

Entertainment (0.9%)
Regal Entertainment Group	1,700	36,363

Health Care Equipment & Supplies (2.6%)
C.R. Bard, Inc.	400	31,388
Kimberly-Clark Corp.	400	26,908
Medtronic, Inc.	900	45,603

		103,899

Internet Software & Services (0.6%)
Yahoo!, Inc.*	1,100	25,575

Manufacturing (2.6%)
3M Co.	600	53,352
ITT Corp.	800	50,304

		103,656

Multiline Retail (2.8%)
Anheuser-Busch Cos., Inc.	700	34,139
Coca-Cola Co.	1,000	52,110
Jones Apparel Group, Inc.	1,100	27,456

		113,705

Oil, Gas & Consumable Fuels (3.8%)
Apache Corp.	400	32,300
Devon Energy Corp.	500	37,305
Hess Corp.	500	30,600
Occidental Petroleum Corp.	900	51,048

		151,253

Pharmaceuticals (2.5%)
Abbott Laboratories	1,000	50,690
Eli Lilly & Co.	900	48,681

		99,371

Real Estate Investment Trusts (REITs) (1.2%)
Simon Property Group, Inc.	300	25,959
Vornado Realty Trust	200	21,406

		47,365

Service Company (0.7%)
New York Times Co.	1,300	29,718

Software (0.8%)
DST Systems, Inc.*	400	30,348

Tobacco (0.8%)
Altria Group, Inc.	500	33,235

Wireless Telecommunication Services (1.7%)
Verizon Communications, Inc.	1,600	68,192

Total Securities Sold Short
(Proceeds $1,570,108) (a) — 38.2%		1,529,909

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Market Neutral Fund

	Shares	Value
COMMON STOCKS — Long Positions (68.5%)(a)
Aerospace & Defense (1.8%)
Boeing Co. (The)	400	$41,372
L-3 Communications Holdings, Inc.	300	29,268
Lockheed Martin Corp.	600	59,088
Raytheon Co.	1,600	88,576

		218,304

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	600	29,190
Airline (0.0%)
AMR Corp.*	200	4,936
Auto Components (1.6%)
B.F. Goodrich Co. (The)	2,500	157,275
Goodyear Tire & Rubber Co.*	400	11,488
Johnson Controls, Inc.	200	22,630

		191,393

Automobiles (0.4%)
Avis Budget Group, Inc.*	400	10,268
Ford Motor Co.*	4,300	36,593
General Motors Corp.	100	3,240

		50,101

Biotechnology (0.5%)
Cephalon, Inc.*	800	60,112

Building Products (0.3%)
Lennox International, Inc.	800	30,640
Capital Markets (1.1%)
Bear Stearns Cos., Inc. (The)	400	48,488
Lehman Brothers Holding, Inc.	1,450	89,900

		138,388

Chemicals (1.8%)
Eastman Chemical Co.	600	41,292
Lubrizol Corp.	1,200	75,192
Nalco Holding Co.	400	9,216
Rohm & Haas Co.	800	45,216
Valspar Corp.	1,800	49,662

		220,578

Commercial Bank (0.4%)
PNC Bank Corp.	754	50,254

Commercial Services & Supplies (2.3%)
Avery-Dennison Corp.	1,500	92,010
Manpower, Inc.	1,500	118,575
Robert Half International, Inc.	500	16,995
Steelcase, Inc.	2,700	47,007

		274,587

Communications Equipment (0.8%)
Harris Corp.	1,700	93,296
Computers & Peripherals (1.9%)
Hewlett-Packard Co.	2,600	119,678
International Business Machines Corp.	900	99,585
Lexmark International Group, Inc.*	300	11,862

		231,125

Construction & Engineering (0.7%)
Fluor Corp.	200	23,102
Jacobs Engineering Group, Inc.*	1,000	61,630

		84,732

Construction Materials (0.2%)
Eagle Materials, Inc.	600	$26,238
Consumer Finance (0.1%)
First Marblehead Corp. (The)	200	6,592
Consumer Goods (0.1%)
Jarden Corp.*	400	14,452
Containers & Packaging (1.9%)
Ball Corp.	800	41,016
Bemis Co.	3,900	114,933
Packaging Corp. of America	3,000	76,560

		232,509

Distributor (0.7%)
ProLogis Trust	1,600	91,040

Diversified Financial Services (3.2%)
CIT Group, Inc.	800	32,944
Goldman Sachs Group, Inc.	400	75,336
J.P. Morgan Chase & Co.	1,200	52,812
Merrill Lynch & Co., Inc.	1,500	111,300
Morgan Stanley	1,900	121,353

		393,745

Diversified Telecommunication Services (0.6%)
AT&T, Inc.	600	23,496
Cablevision Systems New York Group*	400	14,236
Qwest Communications International, Inc.*	4,700	40,091

		77,823

Electric Utility (0.9%)
Gilead Sciences, Inc.	4,100	112,094
Electronic Equipment & Instruments (2.2%)
Amphenol Corp., Class A	900	30,834
Avnet, Inc.*	200	7,576
AVX Corp.	2,300	36,777
Jabil Circuit, Inc.	1,800	40,554
Mettler Toledo International, Inc.*	500	47,580
National Instruments Corp.	3,200	103,520

		266,841

Energy Equipment & Services (3.7%)
Cameron International Corp.*	600	46,800
FMC Technologies, Inc.*	1,200	109,824
Halliburton Co.	1,700	61,234
Helmerich & Payne, Inc.	2,300	74,451
Smith International, Inc.	1,600	98,256
Tidewater, Inc.	800	54,736

		445,301

Entertainment (0.7%)
Walt Disney Co. (The)	2,600	85,800

Food & Staples Retailing (1.2%)
Kroger Co.	3,000	77,880
SUPERVALU, Inc.	200	8,334
Walgreen Co.	1,500	66,270

		152,484

Food Products (0.1%)
Archer-Daniels-Midland Co.	300	10,080

Gas Utilities (0.5%)
Massey Energy Co.	400	8,540
Oneok, Inc.	500	25,375
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Market Neutral Fund

	Shares	Value
COMMON STOCKS — Long Positions (a) (CONTINUED)
Gas Utilities (continued)
UGI Corp.	1,200	$30,972

		64,887

Health Care Providers & Services (5.4%)
Aetna, Inc.	1,300	62,491
AmerisourceBergen Corp.	3,100	146,041
CIGNA Corp.	200	10,328
Express Scripts, Inc., Class A*	1,800	90,234
Hlth Corp.*	1,400	17,724
Manor Care, Inc.	1,100	69,685
McKesson Corp.	3,100	179,056
Medco Health Solutions, Inc.*	600	48,762
UnitedHealth Group, Inc.	800	38,744

		663,065

Health Care Technology (0.2%)
Wellcare Health Plans, Inc.*	300	30,378
Hotels, Restaurants & Leisure (0.7%)
Marriott International, Inc., Class A	300	12,465
McDonald’s Corp.	200	9,574
Starwood Hotels & Resorts Worldwide, Inc.	1,000	62,960

		84,999

Household Durables (0.7%)
Newell Rubbermaid, Inc.	1,600	42,320
Snap-on, Inc.	400	20,932
Whirlpool Corp.	200	20,422

		83,674

Industrial Conglomerate (1.3%)
Carlisle Cos., Inc.	3,500	158,480

Insurance (7.3%)
American Financial Group, Inc.	2,950	82,866
Assurant, Inc.	1,000	50,720
Chubb Corp. (The)	2,100	105,861
CNA Financial Corp.	800	33,216
HCC Insurance Holdings, Inc.	4,200	122,976
MetLife, Inc.	2,900	174,638
Philadelphia Consolidated Holding Corp.*	600	21,684
Prudential Financial, Inc.	500	44,315
Reinsurance Group of America	300	15,981
Transatlantic Holdings, Inc.	1,500	109,725
Travelers Cos., Inc. (The)	700	35,546
W.R. Berkley Corp.	3,300	97,086

		894,614

Internet & Catalog Retail (0.2%)
Liberty Media Corp.*	1,000	20,950

IT Services (0.1%)
Convergys Corp.*	500	9,525

Leisure Equipment & Products (0.7%)
Hasbro, Inc.	400	11,208
Time Warner, Inc.	3,700	71,262

		82,470

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.*	500	26,105
Valhi, Inc.	900	14,769

		40,874
Machinery (2.6%)
Cummins, Inc.	1,000	118,700

Machinery (continued)
Eaton Corp.	300	29,154
Harsco Corp.	900	47,394
Kennametal, Inc.	900	68,994
Parker Hannifin Corp.	500	49,340

		313,582

Media (0.3%)
Sirius Satellite Radio, Inc.*	13,300	40,033
Metals & Mining (0.3%)
Alcoa, Inc.	200	7,640
Reliance Steel & Aluminum Co.	500	26,270

		33,910

Multi-Utility (0.4%)
CenterPoint Energy, Inc.	3,300	54,384

Multiline Retail (1.6%)
Dollar Tree Stores, Inc.*	800	30,608
Family Dollar Stores, Inc.	1,500	44,430
J.C. Penney Co., Inc.	1,700	115,668

		190,706

Oil, Gas & Consumable Fuels (5.7%)
Chesapeake Energy Corp.	2,600	88,504
Chevron Corp.	600	51,156
Exxon Mobil Corp.	1,000	85,130
Global Industries Ltd.*	1,700	44,030
Holly Corp.	1,100	74,129
Marathon Oil Corp.	1,000	55,200
Sunoco, Inc.	1,100	73,392
Tesoro Petroleum Corp.	800	39,840
Valero Energy Corp.	1,100	73,711
Williams Cos., Inc. (The)	1,600	51,600
XTO Energy, Inc.	1,100	59,983

		696,675

Personal Products (0.2%)
Alberto-Culver Co.	900	21,168

Pharmaceuticals (1.1%)
Millennium Pharmaceuticals, Inc.*	4,800	48,432
Mylan Laboratories, Inc.	2,000	32,060
Schering-Plough Corp.	1,900	54,226

		134,718

Real Estate Investment Trusts (REITs) (0.5%)
CapitalSource, Inc.	2,700	51,300
Health Care REIT, Inc.	300	11,013

		62,313

Real Estate Management & Development (0.7%)
CB Richard Ellis Group, Inc., Class A*	400	13,968
Jones Lang Lasalle, Inc.	600	65,868

		79,836

Road & Rail (0.6%)
Union Pacific Corp.	600	71,484

Semiconductors & Semiconductor Equipment (2.6%)
Applied Materials, Inc.	3,900	85,956
Intersil Corp.	1,800	52,650
Lam Research Corp.*	100	5,784
Novellus Systems*	3,100	88,412
Spansion, Inc., Class A*	7,300	77,453
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Market Neutral Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS — Long Positions (a) (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.*	500	$7,845

		318,100

Software (0.2%)
FactSet Research Systems, Inc.	300	19,797
Specialty Retail (2.6%)
CarMax, Inc.*	1,300	31,109
Dick’s Sporting Goods, Inc.*	200	11,246
Nike, Inc.	500	28,225
Office Depot, Inc.*	600	14,976
OfficeMax, Inc.	2,600	85,488
Ross Stores, Inc.	2,000	57,860
Sherwin Williams Co.	500	34,845
TJX Cos., Inc.	2,100	58,275

		322,024

Telephones (0.4%)
Level 3 Communications, Inc.*	8,400	43,932

Textiles, Apparel & Luxury Goods (0.1%)
V.F. Corp.	100	8,579

Trading Companies & Distributors (0.1%)
WESCO International, Inc.*	300	16,065
Transportation (0.4%)
SEACOR Holdings, Inc.*	500	43,610
Wireless Telecommunication Services (1.3%)
Clearwire Corp.*	600	17,118
SBA Communications Corp.*	300	9,996
Telephone & Data Systems, Inc.	2,000	132,800

		159,914

Total Common Stocks — Long Positions (Cost $8,464,487)		8,357,381

REPURCHASE AGREEMENTS (39.4%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $4,806,658, collateralized by U.S. Government Agency Mortgages with a market value of $4,902,090	$4,805,970	4,805,970
Total Investments (Cost $13,270,457) (b) — 107.9%		13,163,351
Liabilities in excess of other assets — (7.9)%		(966,109)

NET ASSETS — 100.0%		$12,197,242

*	Denotes a non-income producing security.

(a)	All long positions held as collateral for securities sold short.

(b)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Securities Sold Short
July 31, 2007 (Unaudited)
Nationwide Market Neutral Fund

	Shares	Value
COMMON STOCKS — SHORT POSITIONS (65.6%)
Aerospace & Defense (0.8%)
Alliant Techsystems, Inc.*	400	$39,644
Armor Holdings, Inc.*	300	26,394
Spirit Aerosystems Holdings, Inc.*	700	25,410

		91,448

Air Freight & Logistics (0.7%)
United Parcel Service, Inc.	1,100	83,292

Airline (0.4%)
Southwest Airlines Co.	2,900	45,414

Auto Components (0.6%)
Copart, Inc.*	1,400	39,396
O’Reilly Automotive, Inc.*	1,100	36,641

		76,037

Automobiles (0.6%)
International Speedway Corp.	1,500	71,835

Banks (4.9%)
Associated Banc-Corp.	1,300	37,362
Bank of Hawaii Corp.	700	33,614
Bok Financial Corp.	800	40,016
Capitol Federal Financial	2,200	71,984
First Citizens Bancshares, Inc.	200	35,936
Hudson City Bancorp, Inc.	3,200	39,104
PNC Financial Services Group, Inc.	753	50,195
SunTrust Banks, Inc.	800	62,640
U.S. Bancorp	1,200	35,940
Unionbancal Corp.	1,300	71,838
Valley National Bancorp	1,705	36,095
Washington Federal, Inc.	1,800	40,554
Zions Bancorp.	600	44,730

		600,008

Beverages (0.9%)
Brown-Forman Corp.	600	39,864
Coca-Cola Enterprises, Inc.	1,300	29,458
Hansen Natural Corp.*	1,000	40,550

		109,872

Building Products (0.5%)
Owens Corning, Inc.*	1,000	30,430
Shaw Group, Inc.*	500	26,610

		57,040

Chemicals (1.9%)
Cytec Industries, Inc.	600	40,194
FMC Corp.	400	35,652
Huntsman Corp.	1,500	38,190
Lyondell Chemical Co.	1,000	44,900
Mosaic Co., Inc.*	2,000	75,120

		234,056

Commercial Services & Supplies (1.8%)
ChoicePoint, Inc.*	1,900	73,606
Cintas Corp.	1,100	40,216
Equifax, Inc.	1,800	72,828
Western Union Co.	1,800	35,910

		222,560

Communications Equipment (0.4%)
Juniper Networks, Inc.*	1,600	47,936

Computers & Peripherals (0.9%)
Adobe Systems, Inc.*	1,800	72,522
Dell, Inc.*	1,300	36,361

		108,883

Construction & Engineering (0.3%)
Vulcan Materials Co.	400	38,288

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	300	41,100

Consumer Finance (1.5%)
Dun & Bradstreet Corp.	800	78,208
Florida Rock Industries, Inc.	600	38,106
H&R Block, Inc.	3,400	67,830

		184,144

Consumer Goods (0.3%)
Scotts Mircale-Gro Co.	900	36,891

Containers & Packaging (0.3%)
Owens-Illinois, Inc.*	1,000	39,980

Diversified Financial Services (2.4%)
American Capital Strategies Ltd.	1,000	37,970
City National Corp.	1,000	70,790
Federated Investors, Inc.	2,000	72,020
Moody’s Corp.	500	26,900
Nuveen Investments	1,300	79,482

		287,162

Diversified Telecommunication Services (2.0%)
American Tower Corp.*	1,000	41,660
Avaya, Inc.*	2,200	36,388
Cablevision Systems New York Group*	400	14,236
Echostar Communications Corp.*	800	33,832
Embarq Corp.	600	37,074
SBA Communications Corp.*	1,400	46,648
Tellabs, Inc.*	3,300	37,455

		247,293

Electric Power (0.2%)
Covanta Holding Corp.*	1,200	27,216

Electric Utilities (1.7%)
Ameren Corp.	600	28,788
Dominion Resources, Inc.	500	42,110
Duke Energy Corp.	4,300	73,229
General Electric Co.	1,100	42,636
NRG Energy, Inc.*	600	23,130

		209,893

Electrical Equipment (0.3%)
Eastman Kodak Co.	1,300	32,825

Electronic Equipment & Instruments (0.2%)
RadioShack Corp.	800	20,104

Entertainment (1.2%)
Boyd Gaming Corp.	800	35,280
DreamWorks Animation SKG, Inc.*	2,300	71,300
Regal Entertainment Group	1,700	36,363

		142,943

Food Products (0.9%)
Hershey Co. (The)	1,600	73,760
Kraft Foods, Inc.	1,200	39,300

		113,060

Gaming (0.3%)
Scientific Games Corp.*	1,100	37,741

See Accompanying Notes to Statements of Investments

Statement of Securities Sold Short (Continued)
July 31, 2007 (Unaudited)
Nationwide Market Neutral Fund

	Shares	Value
COMMON STOCKS — SHORT POSITIONS (CONTINUED)
Gas Distribution (1.0%)
Energen Corp.	400	$21,164
Equitable Resources, Inc.	1,600	75,376
Questar Corp.	400	20,596

		117,136

Health Care Equipment & Supplies (1.5%)
Biomet, Inc.	900	40,977
Boston Scientific Corp.*	2,400	31,560
Medtronic, Inc.	800	40,536
Pediatrix Medical Group, Inc.*	700	37,772
Techne Corp.*	600	33,756

		184,601

Health Care Providers & Services (1.2%)
Brookdale Senior Living, Inc.	1,800	72,018
Saint Jude Medical, Inc.*	900	38,826
Zimmer Holdings, Inc.*	500	38,880

		149,724

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.	900	32,562

Insurance (3.8%)
Ace Ltd.	600	34,632
American National Insurance Co.	200	29,906
Arch Capital Group Ltd.*	500	34,830
Conseco, Inc.*	1,800	32,742
Endurance Specialty Holdings	700	26,180
Everest Re Group Ltd.	300	29,475
Leucadia National Corp.	1,200	45,120
MGIC Investment Corp.	1,300	50,258
Partnerre Ltd.	500	35,515
PMI Group, Inc.	900	30,663
Radian Group, Inc.	1,400	47,194
Wesco Financial Corp.	100	39,645
Xl Capital Ltd.	300	23,358

		459,518

Internet Software & Services (0.5%)
Yahoo!, Inc.*	2,800	65,100

Life Sciences Tools & Services (0.1%)
Valhi, Inc.	900	14,769

Machinery (0.7%)
Pitney Bowes, Inc.	1,700	78,370

Manufacturing (2.1%)
3M Co.	900	80,028
Dover Corp.	800	40,800
Goodyear Tire & Rubber Co.*	400	11,488
Illinois Tool Works, Inc.	800	44,040
Plum Creek Timber Co., Inc.	900	34,974
Rockwell Automation, Inc.	600	41,994

		253,324

Media (2.1%)
Discovery Holding Co.	1,800	42,696
E.W. Scripps Co.	900	36,873
Hearst — Argyle Television	1,600	33,600
Idearc, Inc.	1,000	34,710
Warner Music Group Corp.	2,600	32,214
Washington Post Co. (The)	100	79,075

		259,168

Metals & Mining (1.7%)
Carpenter Technology Corp.	600	71,214
Crown Holdings, Inc.*	1,400	34,384
Freeport-Mcmoran Copper & Gold, Inc.	200	18,796
Southern Copper Corp.	700	78,897
		203,291

Multiline Retail (0.6%)
Anheuser-Busch Cos., Inc.	800	39,016
Chico’s FAS, Inc.*	1,600	30,976
		69,992

Oil, Gas & Consumable Fuels (8.1%)
Apache Corp.	1,000	80,750
Cimarex Energy Co.	900	34,065
CNX Gas Corp.*	1,400	37,422
Denbury Resources, Inc.*	1,000	40,000
Devon Energy Corp.	1,000	74,610
Diamond Offshore Drilling, Inc.	700	72,226
Dresser-Rand Group, Inc.*	900	33,390
Ensco International, Inc.	700	42,749
EOG Resources, Inc.	400	28,040
Forest Oil Corp.*	1,900	76,893
Health Management Associates, Inc.	3,200	25,792
Newfield Exploration Co.*	1,500	72,075
Noble Energy, Inc.	1,100	67,254
Occidental Petroleum Corp.	600	34,032
Pioneer Natural Resources Co.	1,200	54,600
Plains Exploration & Products Co.*	900	38,889
Range Resources Corp.	1,000	37,140
Rowan Cos., Inc.	1,000	42,190
Southern Union Co.	1,000	30,880
Southwestern Energy Co.*	1,600	65,008

		988,005

Paper & Forest Products (0.6%)
Smurfit-Stone Container Corp.*	2,800	33,012
Temple-Inland, Inc.	700	40,691

		73,703

Personal Products (0.6%)
Weight Watchers International, Inc.	1,543	74,867

Pharmaceuticals (2.0%)
Abbott Laboratories	700	35,483
Bare Escentuals, Inc.*	1,000	28,210
Celgene Corp.*	600	36,336
Endo Pharmaceuticals Holdings, Inc.*	2,300	78,223
Hospira, Inc.*	900	34,803
IMS Health, Inc.	1,200	33,756

		246,811

Real Estate Investment Trusts (REITs) (3.2%)
Apartment Investment & Management Co.	1,600	67,600
Archstone-Smith Trust	700	40,187
Equity Residential Properties Trust	900	35,829
General Growth Properties, Inc.	700	33,586
Public Storage, Inc.	1,000	70,090
SL Green Realty Corp.	300	36,426
St. Joe Corp.	800	32,432
UDR, Inc.	1,400	32,326
Vornado Realty Trust	400	42,812

		391,288

See Accompanying Notes to Statements of Investments

Statement of Securities Sold Short (Continued)
July 31, 2007 (Unaudited)
Nationwide Market Neutral Fund

	Shares	Value
COMMON STOCKS — SHORT POSITIONS (CONTINUED)
Semiconductors & Semiconductor Equipment (1.0%)
Broadcom Corp.*	1,300	$42,653
Linear Technology Corp.	1,200	42,780
Microchip Technology, Inc.	1,000	36,310

		121,743

Service Companies (2.4%)
Career Education Corp.*	700	20,776
Clear Channel Outdoor Holdings, Inc.*	1,100	30,195
Gannett Co., Inc.	800	39,920
Getty Images, Inc.*	900	40,437
McClatchy Co.	900	21,978
Monster Worldwide, Inc.*	1,800	70,002
New York Times Co.	3,200	73,152

		296,460

Software (1.2%)
DST Systems, Inc.*	400	30,348
First Data Corp.	1,300	41,327
Novell, Inc.*	3,900	26,169
Salesforce.Com, Inc.*	600	23,316
Symantec Corp.*	1,400	26,880

		148,040

Specialty Retail (0.9%)
BJ’s Wholesale Club, Inc.*	1,000	33,960
Fastenal Co.	1,000	45,070
Urban Outfitters, Inc.*	1,600	32,096

		111,126

Telephones (0.3%)
Windstream Corp.	2,500	34,400

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc*	1,000	31,010
Newmont Mining Corp.	1,100	45,925

		76,935

Tobacco (0.6%)
Altria Group, Inc.	1,100	73,117

Transportation (1.2%)
Norfolk Southern Corp.	800	43,024
Overseas Shipholding Group, Inc.	900	69,831
YRC Worldwide, Inc.*	1,000	32,120

		144,975

Water Utility (0.3%)
Aqua America, Inc.	1,900	41,572

Wireless Telecommunication Services (0.7%)
Alltel Corp.	1,200	79,140

Total Securities Sold Short
(Proceeds $8,191,373) (a) — 65.6%		7,996,758

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Small Cap Core Fund

	Shares	Value
COMMON STOCKS (98.5%)
Aerospace & Defense (1.8%)
Ceradyne, Inc.*	600	$44,778
Triumph Group, Inc.	800	60,968

		105,746

Airlines (0.7%)
Alaska Air Group, Inc.*	900	20,997
Republic Airways Holdings, Inc.*	1,000	19,290

		40,287

Auto Components (2.4%)
American Axle & Manufacturing Holdings, Inc.	1,300	31,460
Cooper Tire & Rubber Co.	800	18,392
Lear Corp.*	1,200	40,296
Tenneco Automotive, Inc.*	900	31,770
Visteon Corp.*	2,600	16,692

		138,610

Biotechnology (3.2%)
ARIAD, Inc.*	5,000	21,950
Array BioPharma, Inc.*	2,500	25,125
Bio-Rad Laboratories, Inc., Class A*	500	37,080
Cambrex Corp.	3,400	46,444
Exelixis, Inc.*	3,100	30,039
Lexicon Genetics, Inc.*	2,200	7,106
Medarex, Inc.*	1,500	21,240

		188,984

Capital Markets (2.2%)
Calamos Asset Management, Inc.	1,500	37,050
Knight Capital Group, Inc., Class A*	2,500	35,350
Piper Jaffray Cos.*	600	28,752
SWS Group, Inc.	1,450	25,593

		126,745

Chemicals (2.1%)
Arch Chemicals, Inc.	900	31,842
Hercules, Inc.*	1,800	37,368
Koppers Holdings, Inc.	600	17,742
Stepan Co.	700	19,313
W.R. Grace & Co.*	800	16,520

		122,785

Commercial Banks (2.9%)
First Community Bankshares, Inc.	700	18,830
Greene County Bancshares, Inc.	900	29,754
Home Bancshares, Inc.	900	17,811
Omega Financial Corp.	1,200	28,752
Preferred Bank	800	30,720
SCBT Financial Corp.	700	20,398
Security Bank Corp.	1,500	21,210

		167,475

Commercial Services & Supplies (3.8%)
Clean Harbors, Inc.*	500	24,015
Herman Miller, Inc.	700	21,371
Layne Christensen Co.*	1,100	49,687
PHH Corp.*	2,200	64,108
Waste Services, Inc.*	3,700	37,740
Watson Wyatt Worldwide, Inc.	600	26,730

		223,651

Communications Equipment (3.0%)
Andrew Corp.*	1,300	18,278
Arris Group, Inc.*	2,000	29,640
CommScope, Inc.*	1,000	54,430
Foundry Networks, Inc.*	2,500	43,975
Tekelec*	2,500	32,025

		178,348

Computers & Peripherals (0.7%)
Brocade Communications Systems, Inc.*	3,100	21,824
Hutchinson Technology, Inc.*	900	18,054

		39,878

Construction Materials (0.4%)
Headwaters, Inc.*	1,500	24,195

		24,195

Consumer Finance (1.2%)
Cash America International, Inc.	1,400	51,268
Dollar Financial Corp.*	800	20,048

		71,316

Consumer Goods (0.4%)
Central Garden & Pet Co.*	2,100	25,704

		25,704

Containers & Packaging (0.8%)
Greif, Inc.	500	27,500
Rock-Tenn Co.	600	18,432

		45,932

Distributors (1.3%)
Potlatch Corp.	1,800	78,642

		78,642

Diversified Consumer Services (1.4%)
Capella Education Co.*	500	22,355
Coinmach Service Corp.	2,900	38,019
Prepaid Depot, Inc.*	400	21,080

		81,454

Diversified Telecommunication Services (0.8%)
Alaska Communications Systems Holdings, Inc.	1,500	21,555
Cincinnati Bell, Inc.*	4,600	23,736

		45,291

Electric Utilities (1.3%)
UniSource Energy Corp.	600	18,258
Westar Energy, Inc.	2,600	59,852

		78,110

Electrical Equipment (1.6%)
Genlyte Group, Inc.*	400	27,828
Graftech International Ltd.*	1,300	20,137
Lamson & Sessions Co.*	500	11,070
Regal-Beloit Corp.	700	35,504

		94,539

Electronic Equipment & Instruments (4.4%)
Benchmark Electronics, Inc.*	1,300	28,860
CalAmp Corp.*	3,200	14,752
Coherent, Inc.*	1,000	28,950
FLIR Systems, Inc.*	800	34,920
Insight Enterprises, Inc.*	900	20,304
Kemet Corp.*	3,100	21,824
Littlefuse, Inc.*	500	16,295
Newport Corp.*	1,800	23,526
Rogers Corp.*	600	21,684
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Core Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Electronic Equipment & Instruments (continued)
Synnex Corp.*	1,200	$24,384
Technitrol, Inc.	900	23,400

		258,899

Energy Equipment & Services (1.5%)
Complete Production Services*	1,100	25,509
Parker Drilling Co.*	2,600	24,492
W-H Energy Services, Inc.*	600	38,448

		88,449

Food & Staples Retailing (2.6%)
Ingles Markets, Inc., Class A	800	23,432
Longs Drug Stores Corp.	1,200	58,032
Pantry, Inc.*	300	10,452
Pathmark Stores, Inc.*	1,600	19,808
Weis Markets, Inc.	1,100	43,230

		154,954

Gas Utilities (0.4%)
Northwest Natural Gas Co.	500	20,835

		20,835

Health Care Equipment & Supplies (2.7%)
Greatbatch, Inc.*	1,000	31,030
ICU Medical, Inc.*	600	19,944
Inverness Medical Innovations, Inc.*	700	33,887
LifeCell Corp.*	800	24,552
West Pharmaceutical Services, Inc.	1,000	46,280

		155,693

Health Care Providers & Services (3.6%)
Amerigroup Corp.*	800	22,144
Amsurg Corp.*	1,200	30,168
Apria Healthcare Group, Inc.*	800	20,976
InVentiv Health, Inc.*	700	24,836
Medcath Corp.*	900	27,261
Molina Healthcare, Inc.*	1,300	40,807
Res-Care, Inc.*	2,200	42,746

		208,938

Hotels, Restaurants & Leisure (3.9%)
Ameristar Casinos, Inc.	700	22,176
BJ’s Restaurants, Inc.*	1,500	30,000
CKE Restaurants, Inc.	1,600	27,664
Jack in the Box, Inc.*	700	44,793
Papa John’s International, Inc.*	800	21,944
Pinnacle Entertainment, Inc.*	1,400	37,114
Red Robin Gourmet Burgers*	500	19,285
WMS Industries, Inc.*	1,100	28,699

		231,675

Household Durables (0.4%)
Avatar Holdings*	400	25,972

		25,972

Independent Finance (0.6%)
Kkr Financial Holdings LLC	1,600	33,184

		33,184

Industrial Conglomerates (0.8%)
Sequa Corp., Class A*	300	49,530

		49,530

Insurance (6.1%)
Argonaut Group, Inc.	1,100	30,283
Commerce Group, Inc.	3,100	89,063
Delphi Financial Group, Inc., Class A	900	36,153
EMC Insurance Group, Inc.	900	22,167
FBL Financial Group, Inc., Class A	700	24,633
Midland Co. (The)	900	42,768
Odyssey Re Holdings Corp.	1,300	45,760
Phoenix Co., Inc.	1,900	26,201
ProAssurance Corp.*	900	44,442

		361,470

Internet & Catalog Retail (0.8%)
GSI Commerce, Inc.*	800	17,808
Netflix, Inc.*	1,800	31,014

		48,822

Internet Software & Services (1.8%)
aQuantive, Inc.*	400	26,460
Blue Coat Systems, Inc.*	500	24,365
Digital River, Inc.*	400	18,004
Omniture, Inc.*	1,500	34,275

		103,104

IT Services (0.5%)
Heartland Payment Systems, Inc.	1,000	31,030

		31,030

Leisure Equipment & Products (0.5%)
K2, Inc.*	2,200	32,142

		32,142

Life Sciences Tools & Services (1.2%)
Illumina, Inc.*	700	31,899
PAREXEL International Corp.*	900	36,387

		68,286

Machinery (3.7%)
Barnes Group, Inc.	1,300	40,560
Commercial Vehicle Group, Inc.*	1,200	17,400
Enpro Industries, Inc.*	800	31,504
Mueller Industries, Inc.	1,500	55,320
Wabtec Corp.	900	36,756
Watts Industries, Inc.	1,000	34,910

		216,450

Media (1.4%)
LodgeNet Entertainment Corp.*	1,400	43,988
RCN Corp.	2,000	35,660

		79,648

Metals & Mining (1.6%)
AK Steel Holding Corp.*	700	27,979
Metal Management, Inc.	800	33,608
Quanex Corp.	700	31,542

		93,129

Multiline Retail (0.3%)
Big Lots, Inc.*	700	18,102

		18,102

Oil, Gas & Consumable Fuels (4.3%)
ATP Oil & Gas Corp.*	1,200	54,468
Bill Barrett Corp.*	700	24,024
Clayton Williams Energy, Inc.*	800	18,776
Comstock Resources, Inc.*	2,100	56,406
Delek U.S. Holdings, Inc.	800	21,184
Hornbeck Offshore Services, Inc.*	700	30,135
Mariner Energy, Inc.*	1,100	23,243
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Core Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Western Refining, Inc.	400	$22,200

		250,436

Pharmaceuticals (1.0%)
Biomarin Pharmaceutical, Inc.*	1,700	30,702
K-V Pharmaceutical Co.*	1,100	30,074

		60,776

Real Estate Investment Trusts (REITs) (3.0%)
American Home Mortgage Investment Corp.	1,100	1,144
Anworth Mortgage Asset Corp.	3,900	30,810
Arbor Realty Trust, Inc.	700	13,825
Deerfield Triarc Capital Corp.	2,000	21,940
Extra Space Storage, Inc.	3,100	43,524
Felcor Lodging Trust, Inc.	1,000	21,960
Northstar Realty Finance Corp.	2,000	20,180
Redwood Trust, Inc.	700	20,160

		173,543

Road & Rail (2.2%)
AMERCO*	400	25,540
Arkansas Best Corp.	600	21,618
Dollar Thrifty Automotive Group, Inc.*	400	14,768
Old Dominion Freight Line, Inc.*	1,300	37,518
P.A.M. Transportation Services, Inc.*	1,300	24,154
Saia, Inc.*	200	4,046

		127,644

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Energy Industries, Inc.*	1,000	17,710
Amis Holdings, Inc.*	2,000	20,620
Amkor Technology, Inc.*	2,500	30,900
Brooks Automation, Inc.*	1,800	31,626
Entegris, Inc.*	2,200	23,716
LTX Corp.*	3,900	17,901
Micrel, Inc.	1,700	17,595
MKS Instruments, Inc.*	1,200	27,240
On Semiconductor Corp.*	3,500	41,370
Photronics, Inc.*	2,500	35,050
RF Micro Devices, Inc.*	4,700	32,618
Silicon Image, Inc.*	3,100	21,142

		317,488

Software (1.9%)
Mentor Graphics Corp.*	1,400	16,814
MicroStrategy, Inc.*	200	14,622
Parametric Technology Corp.*	1,400	24,682
Sybase, Inc.*	1,600	37,952
Ultimate Software Group, Inc. (The)*	600	16,278

		110,348

Specialty Retail (3.1%)
Aaron Rents, Inc.	1,000	23,120
Aeropostale, Inc.*	400	15,232
Cabela’s, Inc.*	1,300	26,533
Guess?, Inc.	600	28,494
Men’s Wearhouse, Inc.	900	44,460
Rent-A-Center, Inc.*	1,000	19,410
Tween Brands, Inc.*	700	26,782

		184,031

Textiles, Apparel & Luxury Goods (1.7%)
Brown Shoe Co., Inc.	800	16,752

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Textiles, Apparel & Luxury Goods (Continued)
Cole (Kenneth) Productions, Inc.	900	$19,035
Phillips-Van Heusen Corp.	900	46,854
Steven Madden Ltd.	700	19,740

		102,381

Thrifts & Mortgage Finance (1.1%)
Centerline Holding Co.	900	11,232
City Bank	800	19,504
Ocwen Financial Corp.*	3,000	32,520

		63,256

Trading Companies & Distributors (2.4%)
Applied Industrial Technologies, Inc.	900	25,551
H&E Equipment Services, Inc.*	900	24,453
Rush Enterprises, Inc., Class A*	1,700	47,515
Williams Scotsman International, Inc.*	1,700	46,155

		143,674

Water Utilities (0.4%)
American States Water Co.	700	25,823

		25,823

Wireless Telecommunication Services (1.2%)
Dobson Communications Corp., Class A*	4,100	51,045
Novatel Wireless, Inc.*	1,000	21,530

		72,575

Total Common Stocks (Cost $6,083,547)		5,789,979

REPURCHASE AGREEMENTS (1.5%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $91,637, collateralized by U.S. Government Agency Mortgages with a market value of $93,456	$91,624	91,624

Total Investments (Cost $6,175,171) (a) — 100.0%		5,881,603
Liabilities in excess of other assets — 0.0%		(1,893)

NET ASSETS — 100.0%		$5,879,710

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Small Cap Growth Opportunities Fund

	Shares	Value
COMMON STOCKS (97.1%)
Aerospace & Defense (1.7%)
MTC Technologies, Inc.*	2,214	$48,376
Teledyne Technologies, Inc.*	1,398	62,029

		110,405

Airlines (1.0%)
AirTran Holdings, Inc.*	3,303	32,501
Copa Holdings SA	580	31,848

		64,349

Biotechnology (2.7%)
Array BioPharma, Inc.*	2,498	25,105
Cephalon, Inc.*	630	47,338
Exelixis, Inc.*	3,200	31,008
FEI Co.*	1,240	35,563
Pharmion Corp.*	1,379	33,593

		172,607

Building Products (0.7%)
Goodman Global, Inc.*	1,916	46,214

		46,214

Capital Markets (1.6%)
Jefferies Group, Inc.	1,600	42,032
Raymond James Financial, Inc.	2,040	62,567

		104,599

Chemicals (3.3%)
BE Aerospace, Inc.*	949	38,491
Fuller (H. B.) Co.	900	24,867
Hercules, Inc.*	2,150	44,634
Sigma-Aldrich Corp.	2,340	106,049

		214,041

Commercial Banks (0.8%)
Bank of the Ozarks, Inc.	1,850	52,262

		52,262

Commercial Services & Supplies (6.0%)
American Ecology Corp.	1,372	27,961
FTI Consulting, Inc.*	1,194	48,990
Geo Group, Inc. (The)*	2,920	80,767
Kenexa Corp.*	1,410	50,450
Mobile Mini, Inc.*	1,732	49,483
Resources Connection, Inc.*	1,550	50,329
Waste Connections, Inc.*	2,420	75,020

		383,000

Communications Equipment (4.2%)
Ciena Corp.*	1,400	51,142
Finisar Corp.*	9,533	34,605
Foundry Networks, Inc.*	4,846	85,241
Polycom, Inc.*	1,570	48,623
Shoretel, Inc.*	3,700	48,174

		267,785

Computers & Peripherals (2.0%)
Data Domain, Inc.*	1,300	32,253
Netezza Corp.*	3,210	48,953
Smart Modular Technologies — KY*	3,821	46,960

		128,166

Construction & Engineering (1.0%)
Aecom Technology Corp.*	2,500	64,875

		64,875

Consumer Goods (1.8%)
Jarden Corp.*	1,419	51,268
Tempur-Pedic International, Inc.	2,000	62,300

		113,568

Diversified Consumer Services (2.6%)
Capella Education Co.*	1,400	62,594
New Oriental Education & Technology Group, Inc. ADR — CN*	1,000	51,770
Sotheby’s Holdings, Inc.	1,180	50,445

		164,809

Diversified Financial Services (1.1%)
GFI Group, Inc.*	914	68,111

		68,111

Electrical Equipment (3.0%)
Ametek, Inc.	2,590	101,062
Baldor Electric Co.	2,030	92,649

		193,711

Electronic Equipment & Instruments (0.5%)
SunPower Corp., Class A*	500	35,265

		35,265

Energy Equipment & Services (0.8%)
Input/Output, Inc.*	3,520	50,160

		50,160

Food & Staples Retailing (1.1%)
Central European Distribution Corp.*	1,644	67,683

		67,683

Food Products (0.8%)
Flowers Foods, Inc.	2,380	48,790

		48,790

Health Care Equipment & Supplies (9.9%)
Align Technology, Inc.*	2,216	57,838
Cambridge Heart, Inc.*	9,225	35,608
Cepheid, Inc.*	5,322	78,499
Gen-Probe, Inc.*	1,190	74,982
Hologic, Inc.*	1,024	53,043
IDEXX Laboratories, Inc.*	550	55,143
Intuitive Surgical, Inc.*	170	36,144
Inverness Medical Innovations, Inc.*	700	33,887
Kinetic Concept*	1,000	61,480
Kyphon, Inc.*	924	60,633
PerkinElmer, Inc.	2,300	64,009
West Pharmaceutical Services, Inc.	584	27,028

		638,294

Health Care Providers & Services (3.9%)
Five Star Quality Care, Inc.*	5,600	41,440
InVentiv Health, Inc.*	1,535	54,462
Sun Healthcare Group, Inc.*	3,676	49,700
Sunrise Senior Living, Inc.*	1,249	49,660
VCA Antech, Inc.*	1,345	52,912

		248,174

Health Care Technology (1.2%)
Phase Forward*	2,070	35,584
TriZetto Group, Inc. (The)*	2,742	43,954

		79,538

Hotels, Restaurants & Leisure (5.3%)
Ameristar Casinos, Inc.	920	29,146
CKE Restaurants, Inc.	2,340	40,459
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Growth Opportunities Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Gaylord Entertainment Co.*	1,186	$59,276
LIFE TIME FITNESS, Inc.*	1,040	53,477
P.F. Chang’s China Bistro, Inc.*	1,110	36,341
Sonic Corp.*	2,000	41,320
WMS Industries, Inc.*	3,090	80,618

		340,637

Insurance (0.5%)
Security Capital Assurance Ltd.	1,401	32,475

		32,475

Internet & Catalog Retail (0.8%)
dELiA*s, Inc.*	7,237	51,093

		51,093

Internet Software & Services (0.7%)
Smith Micro Software, Inc.*	3,240	44,226

		44,226

IT Services (2.4%)
Bladelogic, Inc.*	2,230	57,423
Gartner, Inc. *	2,067	43,262
Wright Express Corp.*	1,540	52,452

		153,137

Life Sciences Tools & Services (3.3%)
Bruker Bioscience Corp.*	6,201	48,554
Icon PLC ADR — IE*	1,233	57,667
Illumina, Inc.*	1,600	72,912
Pharmaceutical Product Development, Inc.	1,000	33,500

		212,633

Machinery (2.2%)
Barnes Group, Inc.	947	29,546
Flowserve Corp.	850	61,430
Harsco Corp.	930	48,974

		139,950

Manufacturing (0.7%)
Carpenter Technology Corp.	370	43,915

		43,915

Media (0.6%)
Martha Stewart Living Omnimedia, Inc.	3,062	41,368

		41,368

Metals & Mining (0.5%)
Haynes International, Inc.*	350	31,434

		31,434

Oil, Gas & Consumable Fuels (4.6%)
Bill Barrett Corp.*	500	17,160
Cabot Oil & Gas Corp.	920	31,464
Frontier Oil Corp.	727	28,157
Petrohawk Energy Corp.*	2,151	32,243
Quicksilver Resources, Inc.*	1,300	54,756
RAM Energy Resources, Inc.*	9,000	45,090
Range Resources Corp.	1,550	57,567
Warren Resources, Inc.*	2,800	30,464

		296,901

Personal Products (1.7%)
Chattem, Inc.*	830	46,613
Physicians Formula Holdings, Inc.*	4,000	59,800

		106,413

Pharmaceuticals (0.5%)
Valeant Pharmaceuticals International	2,000	31,380

		31,380

Real Estate Investment Trusts (REITs) (1.8%)
Digital Reality Trust, Inc.	1,249	41,404
Felcor Lodging Trust, Inc.	1,940	42,603
Liberty Property Trust	800	30,008

		114,015

Road & Rail (0.8%)
Old Dominion Freight Line, Inc.*	1,760	50,794

		50,794

Semiconductors & Semiconductor Equipment (7.0%)
Anadigics, Inc.*	2,290	33,274
Atheros Communications*	1,030	28,716
Cavium Networks, Inc.*	1,600	38,000
Integrated Device Technology, Inc.*	3,400	55,318
On Semiconductor Corp.*	1,800	21,276
PLX Technology, Inc.*	4,200	46,368
Silicon Laboratories, Inc.*	1,000	34,830
Silicon Motion Technology Corp. ADR — KY*	1,400	25,620
SiRF Technology Holdings, Inc.*	1,406	32,957
Tessera Technologies, Inc.*	1,124	46,230
Varian Semiconductor Equipment Associates., Inc.*	840	39,480
Zoran Corp.*	2,410	45,428

		447,497

Software (5.6%)
Activision, Inc.*	2,200	37,642
Borland Software Corp.*	8,280	43,967
Business Objects SA ADR — FR*	1,000	45,000
Commvault Systems, Inc.*	1,900	32,262
Double-Take Software, Inc.*	3,160	48,222
Informatica Corp.*	2,291	31,936
Macrovision Corp.*	1,340	31,865
Sybase, Inc.*	2,078	49,290
THQ, Inc.*	1,400	40,264

		360,448

Specialty Retail (2.8%)
American Eagle Outfitters Ltd.	2,620	63,561
Gymboree*	1,080	46,494
Hibbett Sports, Inc.*	1,210	31,012
Urban Outfitters, Inc.*	1,900	38,114

		179,181

Trading Companies & Distributors (0.5%)
MSC Industrial Direct Co., Class A	588	29,571

		29,571

Transportation (1.1%)
Aircastle Ltd.	1,068	35,020
Genesis Lease Ltd. ADR — IE	1,400	35,994

		71,014

Wireless Telecommunication Services (2.0%)
SBA Communications Corp.*	2,981	99,327
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Growth Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Wireless Telecommunication Services (continued)
Switch & Data, Inc.*	2,000	$31,600

		130,927

Total Common Stocks (Cost $6,154,469)		6,225,415

REPURCHASE AGREEMENTS (3.6%)
Nomura Securities, 5.15% dated 07/31/07, due 08/01/07, repurchase price $229,837, collateralized by U.S. Government Agency Mortgages with a market value of $234,400.	$229,804	229,804

Total Investments(a) (Cost $6,384,273) — 100.7%		6,455,219
Liabilities in excess of other assets — (0.7)%		(41,790)

NET ASSETS — 100.0%		$6,413,429

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China

FR	France

IE	Ireland

KY	Cayman Islands
See Accompanying Notes to Statements of Investments

Statement of Investments
July 31, 2007 (Unaudited)
Nationwide Small Cap Value Fund

	Shares	Value
COMMON STOCKS (94.8%)
Aerospace & Defense (3.2%)
AAR Corp.*	800	$23,864
Moog, Inc., Class A*	2,800	119,896
Spirit Aerosystems Holdings, Inc., Class A*	1,400	50,820

		194,580

Auto Components (1.1%)
ArvinMeritor, Inc.	600	11,898
Drew Industries, Inc.*	1,100	38,258
TRW Automotive Holdings Corp.*	500	16,435

		66,591

Chemicals (3.2%)
Agrium, Inc.	1,900	79,648
BE Aerospace, Inc.*	800	32,448
Cytec Industries, Inc.	300	20,097
Fuller (H. B.) Co.	2,200	60,786

		192,979

Commercial Banks (3.9%)
Bank of Granite	4,600	62,468
Bank of the Ozarks, Inc.	1,100	31,075
First Commonwealth Financial Corp.	2,000	18,960
Great Southern Bancorp, Inc.	1,000	25,150
Hanmi Financial Corp.	1,000	14,500
Sterling Financial Corp. (Spokane)	700	15,897
Trico Bancshares	1,300	26,286
Trustmark Corp.	900	22,527
West Coast Bancorp	720	18,850

		235,713

Commercial Services & Supplies (1.4%)
FTI Consulting, Inc.*	600	24,618
Kelly Services, Inc.	800	19,880
Volt Information Sciences, Inc.*	1,500	23,370
Waste Connections, Inc.*	600	18,600

		86,468

Communications Equipment (2.7%)
Bel Fuse, Inc., Class B	2,100	63,504
Powerwave Technologies, Inc.*	14,900	97,446

		160,950

Containers & Packaging (1.6%)
AptarGroup, Inc.	1,400	50,960
Greif, Inc.	800	44,000

		94,960

Diversified Consumer Services (0.3%)
Regis Corp.	600	20,916

		20,916

Diversified Telecommunication Services (0.6%)
Fairpoint Communications, Inc.	2,200	34,012

		34,012

Electric Utilities (2.2%)
Allete, Inc.	1,400	61,376
IDACORP, Inc.	1,100	34,056
Westar Energy, Inc.	1,500	34,530

		129,962

Electronic Equipment & Instruments (3.7%)
Bell Microproducts, Inc.*	12,100	75,988
Checkpoint Systems, Inc.*	830	19,148
CTS Corp.	2,200	28,028
Insight Enterprises, Inc.*	500	11,280
Technitrol, Inc.	3,300	85,800

		220,244

Energy Equipment & Services (2.8%)
Complete Production Services*	100	2,319
Core Laboratories NV*	500	53,815
Hanover Compressor Co.*	500	11,915
Hercules Offshore, Inc.*	1,100	33,022
Oceaneering International, Inc.*	400	22,464
RPC Energy Services, Inc.	1,140	13,794
Superior Well Services, Inc.*	300	5,823
W-H Energy Services, Inc.*	400	25,632

		168,784

Food & Staples Retailing (1.6%)
Andersons, Inc. (The)	700	30,009
Longs Drug Stores Corp.	1,350	65,286

		95,295

Gas Distribution (0.9%)
Piedmont Natural Gas Co., Inc.	2,400	55,656

		55,656

Gas Utilities (2.7%)
Energen Corp.	1,200	63,492
Laclede Group, Inc. (The)	1,100	32,505
New Jersey Resources Corp.	200	9,400
NICOR, Inc.	1,100	43,351
Southwest Gas Corp.	400	12,432

		161,180

Health Care Equipment & Supplies (0.9%)
Cutera, Inc.*	1,400	31,836
Symmetry Medical, Inc.*	1,300	19,409

		51,245

Health Care Providers & Services (1.7%)
Five Star Quality Care, Inc.*	5,900	43,660
Hythiam, Inc.*	5,720	42,328
Lincare Holdings, Inc.*	500	17,845

		103,833

Hotels, Restaurants & Leisure (0.3%)
RARE Hospitality International, Inc.*	600	16,056

		16,056

Household Durables (1.2%)
American Greetings Corp., Class A	2,200	54,406
Directed Electronics, Inc.*	300	2,265
Kimball International, Inc., Class B	1,200	15,684

		72,355

Insurance (2.9%)
CNA Surety Corp.*	2,920	49,348
Commerce Group, Inc.	1,800	51,714
First Mercury Financial Corp.*	1,400	27,692
IPC Holdings Ltd.	1,900	47,139

		175,893

Internet Software & Services (0.8%)
Ariba, Inc.*	1,100	9,185
SonicWALL, Inc.*	4,300	38,012

		47,197

IT Services (0.6%)
CACI International, Inc., Class A*	300	13,332
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Value Fund

	Shares	Value
COMMON STOCKS (CONTINUED)
IT Services (continued)
Ness Technologies, Inc.*	2,100	$24,696

		38,028

Life Sciences Tools & Services (0.6%)
Bruker Bioscience Corp.*	3,000	23,490
PAREXEL International Corp.*	300	12,129

		35,619

Machinery (4.3%)
Barnes Group, Inc.	1,100	34,320
Clarcor, Inc.	1,000	34,790
Dynamic Materials Corp.	1,100	46,277
Federal Signal Corp.	2,900	39,005
Kadant, Inc.*	1,600	43,120
Wabtec Corp.	1,530	62,485

		259,997

Manufacturing (1.1%)
Blount International, Inc.*	1,800	20,466
Carpenter Technology Corp.	100	11,869
L.B. Foster Co.*	1,100	33,209

		65,544

Marine (1.1%)
Omega Navigation Enterprises, Inc.	3,120	67,860

		67,860

Media (1.9%)
DreamWorks Animation SKG, Inc., Class A*	900	27,900
Emmis Communications Corp.	1,800	13,230
Morningstar, Inc.*	1,100	53,878
Scholastic Corp.*	600	19,308

		114,316

Metals & Mining (3.2%)
A.M. Castle & Co.	1,820	60,096
Century Aluminum Co.*	300	15,462
Commercial Metals Co.	200	6,168
Gold Reserve, Inc.*	4,800	24,480
Grupo Simec, SA de C.V. ADR — MX*	1,700	20,145
Quanex Corp.	400	18,024
Worthington Industries, Inc.	2,300	47,610

		191,985

Multi-Utilities (1.1%)
Avista Corp.	1,100	21,802
PNM, Inc.	400	10,332
Vectren Corp.	1,400	34,958

		67,092

Oil, Gas & Consumable Fuels (5.4%)
Aurora Oil & Gas Corp.*	22,200	43,512
Cabot Oil & Gas Corp.	700	23,940
Cimarex Energy Co.	500	18,925
Comstock Resources, Inc.*	500	13,430
Evergreen Energy, Inc.*	10,400	38,168
Helix Energy Solutions Group, Inc.*	1,000	38,950
Mariner Energy, Inc.*	700	14,791
Rossetta Resources, Inc.*	1,900	34,219
St. Mary Land & Exploration Co.	1,700	56,593
Stone Energy Corp.*	300	9,750
Warren Resources, Inc.*	3,000	32,640

		324,918

Personal Products (2.1%)
Physicians Formula Holdings, Inc.*	6,900	103,155
Prestige Brands Holdings, Inc.*	1,900	23,769

		126,924

Real Estate Investment Trusts (REITs) (17.0%)
Ashford Hospitality Trust	18,000	183,960
Brandywine Realty Trust	2,300	55,476
CBL & Associates Properties, Inc.	1,300	41,457
CBRE Realty Finance, Inc.	11,300	104,751
Cedarshopping Centers, Inc.	3,300	41,481
Deerfield Triarc Capital Corp.	2,200	24,134
First Industrial Realty Trust	1,300	50,323
Hersha Hospitality Trust	5,600	58,800
Hospitality Properties Trust	500	19,180
Investors Real Estate Trust	5,200	50,024
Lasalle Hotel Properties	300	12,009
Lexington Corporate Properties Trust	4,570	86,236
LTC Properties, Inc.	1,600	32,112
Mack-Cali Realty Corp.	1,300	50,180
National Retail Properties, Inc.	910	19,711
Nationwide Health Properties, Inc.	600	14,298
Omega Healthcare Investors, Inc.	3,140	40,600
One Liberty Properties, Inc.	1,900	37,677
Quadra Realty Trust, Inc.*	4,650	41,245
Urstadt Biddle Properties	1,600	24,160
Washington Real Estate Investment Trust	1,300	38,792

		1,026,606

Real Estate Management & Development (0.5%)
SonomaWest Holdings, Inc.*	1,100	29,150

		29,150

Semiconductors & Semiconductor Equipment (1.8%)
MKS Instruments, Inc.*	1,100	24,970
RF Micro Devices, Inc.*	2,000	13,880
TriQuint Semiconductor, Inc.*	15,900	70,278

		109,128

Software (1.6%)
Henry (Jack) & Associates, Inc.	500	12,010
NAVTEQ Corp.*	1,000	54,130
Tibco Software, Inc.*	3,700	30,081

		96,221

Specialty Retail (5.4%)
Circuit City Stores, Inc.	8,500	101,150
CSK Auto Corp.*	2,100	28,644
Finish Line, Inc., Class A (The)	2,000	13,520
Hibbett Sports, Inc.*	1,600	41,008
Sonic Automotive, Inc.	600	16,440
Stein Mart, Inc.	2,000	21,520
Talbots, Inc.	1,900	43,681
Tractor Supply Co.*	1,300	61,776

		327,739

Textiles, Apparel & Luxury Goods (5.8%)
Carter’s, Inc.*	1,400	29,638
Heelys, Inc.*	1,600	35,040
Kellwood Co.	1,760	45,127
Phillips-Van Heusen Corp.	1,800	93,708
UniFirst Corp.	2,300	86,388
Wolverine World Wide, Inc.	2,300	62,238

		352,139

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
July 31, 2007 (Unaudited)
Nationwide Small Cap Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (CONTINUED)
Trading Companies & Distributors (0.7%)
Interline Brands, Inc.*	1,500	$34,455
MSC Industrial Direct Co., Class A	200	10,058

		44,513

Transportation (0.9%)
Genesis Lease Ltd. ADR — IE	2,200	56,562

		56,562

Total Common Stocks (Cost $6,268,472)		5,719,210

REPURCHASE AGREEMENTS (15.6%)
Nomura Securities, 5.15%, dated 07/31/07, due 08/01/07, repurchase price $941,546, collateralized by U.S. Government Agency Mortgages with a market value of $960,241	$941,413	941,413

Total Investments (Cost $7,209,885) (a) — 110.4%		6,660,623

Liabilities in excess of other assets — (10.4)%		(629,259)

NET ASSETS — 100.0%		$6,031,364

*	Denotes a non-income producing security.

(a)	See notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IE	Ireland

MX	Mexico
See Accompanying Notes to Statements of Investments

Notes to Statements of Investments
Securities Lending
As of July 31, 2007, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral

Nationwide Large Cap Value	$2,261,496	$2,352,500
Nationwide Small Cap	408,831,889	426,207,212
Nationwide Value Opportunities	2,832,174	2,977,458
Nationwide Bond	4,782,274	4,873,586
Nationwide Government Bond	1,908,884	1,946,600
Nationwide Global Health Sciences	2,443,514	2,529,728
Nationwide Global Technology and Communications	4,315,167	4,524,691
Nationwide U.S. Growth Leaders	3,851,795	3,991,008
Nationwide Worldwide Leaders	1,309,399	1,361,315
Nationwide Micro Cap Equity	28,524,595	29,446,986
Nationwide Bond Index	5,334,333	5,403,768
Nationwide International Index	459,654,577	476,819,548
Nationwide Mid Cap Market Index	3,591,070	3,690,341
Nationwide Small Cap Index	11,055,075	11,482,568
Nationwide Growth	12,154,879	12,531,442
Nationwide	64,734,606	66,338,672
Tax Cost of Securities
As of July 31, 2007, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)*
Nationwide Large Cap Value	$40,252,118	$3,732,332	(1,636,159)	$2,096,173
Nationwide Mid Cap Growth	6,598,999	1,249,582	(248,502)	$1,001,080
Nationwide Small Cap	1,788,574,572	36,041,299	(155,079,309)	$(119,038,010)
Nationwide Bond	93,913,309	2,103,978	(1,142,790)	$961,188
Nationwide Government Bond	118,938,389	857,588	(829,507)	$28,081
Nationwide Enhanced Income	165,066,359	163,172	(539,177)	$(376,005)
Nationwide Short Duration Bond	83,205,636	86,844	(1,066,305)	$(979,461)
Nationwide Tax-Free Income	140,425,144	6,948,100	(1,005,941)	$5,942,159
Nationwide Global Financial Services	60,637,567	2,322,392	(2,809,662)	$(487,270)
Nationwide Global Health Sciences	30,868,140	1,500,886	(1,198,762)	$302,124
Nationwide Global Natural Resources	57,777,061	8,212,147	(1,855,895)	$6,356,252
Nationwide Global Technology and Communications	19,906,090	945,744	(683,664)	$262,080
Nationwide Global Utilities	25,869,827	3,068,682	(553,464)	$2,515,218
Nationwide Mid Cap Growth Leaders	36,312,672	3,480,833	(822,856)	$2,657,977
Nationwide Leaders	20,285,056	3,165	(724,881)	$(721,716)
Nationwide Small Cap Leaders	51,450,431	3,167,898	(4,323,732)	$(1,155,834)
Nationwide U.S. Growth Leaders	113,077,649	5,092,984	(3,020,542)	$2,072,442
Nationwide Worldwide Leaders	70,889,962	6,679,207	(1,075,566)	$5,603,641
Nationwide China Opportunities	53,300,275	19,881,743	(337,902)	$19,543,841
Nationwide Emerging Markets	63,208,363	24,743,998	(710,710)	$24,033,288
Nationwide International Growth	147,103,754	18,286,180	(1,986,868)	$16,299,312
Nationwide Micro Cap Equity	105,925,138	8,037,770	(7,117,881)	$919,889
Nationwide U.S. Growth Leaders Long-Short	54,231,490	185,946	(2,410,347)	$(2,224,401)
Nationwide Value Opportunities	17,253,098	769,323	(1,282,678)	$(513,355)
Nationwide Bond Index	1,171,115,421	(3,162,895)	(17,534,817)	$(20,697,712)
Nationwide International Index	2,208,877,644	768,297,762	(23,087,065)	$745,210,697
Nationwide Mid Cap Market Index	788,788,876	118,702,675	(41,872,694)	$76,829,981
Nationwide S&P 500 Index	2,141,222,663	423,903,572	(61,244,759)	$362,658,813
Nationwide Small Cap Index	411,913,477	35,029,148	(33,551,109)	$1,478,039
Nationwide Investor Destinations Aggressive	962,719,360	166,647,451	(1,119,757)	$165,527,694
Nationwide Investor Destinations Moderately Aggressive	1,518,506,273	248,689,957	(5,876,963)	$242,812,994
Nationwide Investor Destinations Moderate	1,540,863,827	182,116,522	(11,087,965)	$171,028,557
Nationwide Investor Destinations Moderately Conservative	362,428,454	21,271,177	(3,074,182)	$18,196,995
Nationwide Investor Destinations Conservative	231,161,575	5,214,899	(1,455,641)	$3,759,258
Nationwide Optimal Allocations Aggressive	15,767,399	908,325	(285,117)	$623,208
Nationwide Optimal Allocations Moderately Aggressive	36,323,124	1,969,183	(334,221)	$1,634,962
Nationwide Optimal Allocations Moderate	40,447,243	1,581,855	(316,718)	$1,265,137
Nationwide Optimal Allocations Specialty	100,074,034	6,733,614	(1,999,166)	$4,734,448
Nationwide Optimal Allocations Defensive	2,379,265	29,971	(38,966)	$(8,995)
Nationwide Growth	199,290,135	11,963,274	(4,574,683)	$7,388,591
Nationwide	1,284,199,476	63,178,409	(49,321,560)	$13,856,849
Nationwide Money Market	1,865,198,603	—	—	$—
Northpointe Small Cap Growth	105,133,206	11,632,902	(4,768,556)	$6,864,346
Northpointe Small Cap Value	32,986,087	1,576,190	(2,819,890)	$(1,243,700)
Nationwide Hedged Core Equity	3,871,958	440,650	(306,558)	$134,092
Nationwide Market Neutral	5,440,187	602,158	(875,752)	$(273,594)
Nationwide Small Cap Core	6,195,712	314,322	(628,431)	$(314,109)
Nationwide Small Cap Growth Opportunities	6,436,736	301,605	(283,122)	$18,483
Nationwide Small Cap Value	7,362,109	(49,966)	(651,520)	$(701,486)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)		/s/ Joseph Finelli

	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	September 26, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ JOHN H. GRADY

	Name:	John H. Grady
	Title:	Principal Executive Officer
	Date:	September 26, 2007

By (Signature and Title)		/s/ Joseph Finelli

	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	September 26, 2007
All Section 302 certifications should be included in one EDGAR EX-99. CERT exhibit document to Form N-Q. [Don’t include this language in the filing.]